    As Filed with the Securities and Exchange Commission on April 14, 2014
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 10

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 136

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                                Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                       Vice President & General Counsel
                          Allstate Distributors, LLC
                               2775 Sanders Road
                                   Suite A2E
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

ALLSTATE LIFE IS NO LONGER OFFERING NEW CONTRACTS.

The Contract currently offers 16 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 13 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (SERIES I SHARES):


 INVESCO V.I. EQUITY AND INCOME FUND -  INVESCO V.I. INTERNATIONAL GROWTH
   SERIES I                               FUND - SERIES I

 INVESCO V.I. VALUE OPPORTUNITIES FUND  INVESCO V.I. AMERICAN FRANCHISE
   - SERIES I                             PORTFOLIO - SERIES I

 INVESCO V.I. MID CAP GROWTH FUND -     INVESCO V.I. MID CAP CORE EQUITY FUND
   SERIES I                               - SERIES I

 INVESCO V.I. CORE EQUITY FUND -        INVESCO V.I. MONEY MARKET FUND -
   SERIES I                               SERIES I

 INVESCO V.I. DIVERSIFIED INCOME FUND   INVESCO V.I. TECHNOLOGY FUND -
   - SERIES I                             SERIES I

 INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. MANAGED VOLATILITY FUND
   FUND - SERIES I                        - SERIES I (formerly, Invesco V.I.
                                          Utilities Fund - Series I)
 INVESCO V.I. HIGH YIELD FUND -
   SERIES I



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

           WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-Accounts        12
                   -----------------------------------------
                        The Fixed Account Options        12
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Other Expenses                     20
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------


                                                                   PAGE
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   28
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           29
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   29
        ---------------------------------------------------------------
             Legal Matters                                          30
        ---------------------------------------------------------------
           Taxes                                                    30
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       38
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       39
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES AND NUMBER OF
         ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
         SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED             40
        ---------------------------------------------------------------
        APPENDIX B - MARKET VALUE ADJUSTMENT                        52
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                                 PAGE
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 29
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      23
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            24
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   12
           ----------------------------------------------------------

                                                      PAGE
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     21
                      ------------------------------------
                      Tax Qualified Contract         5, 33
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  28
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                         ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000); and 1.60% if you select the ENHANCED DEATH AND
                         INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                         .   Annual contract maintenance charge of $35 (with certain exceptions)

                         .   Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

                         .   Transfer fee of $10 after 12/th/ transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 16 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   13 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------

                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
DEATH BENEFITS  If you or the Annuitant (if the Contract is owned by a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract value
                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
-----------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.68%   1.76%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2013.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $933  $1,540  $2,169   $3,630
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $827  $1,226  $1,650   $2,623
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $338  $1,030  $1,744   $3,630
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $232  $  716  $1,225   $2,623
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death

                               9     PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract

                               10     PROSPECTUS
within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.



SERIES I SHARES:                         EACH FUND SEEKS                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund -    Capital appreciation and current income
 Series I
----------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund -  Long-term growth of capital
 Series I/(1)/
----------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio -  Capital growth
 Series I
----------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Long-term growth of capital
----------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund -   Total return, comprised of current income and
 Series I                                 capital appreciation                          INVESCO ADVISERS, INC.*
----------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund  Total return, comprised of current income and
 - Series I                               capital appreciation
----------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I  Total return, comprised of current income and capital appreciation
----------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series I
----------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund -   Capital appreciation
 Series I
----------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
----------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund -         Provide current income consistent with the
 Series I                                 preservation of capital and liquidity
----------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I  Long-term growth of capital
----------------------------------------------------------------------------------------
Invesco V.I. Managed Volatility Fund -   Capital appreciation and current income while
 Series I/(2)/                            managing portfolio volatility
----------------------------------------------------------------------------------------


(1)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.


(2)Effective on or about April 30, 2014, the Invesco V.I. Managed Volatility Fund - Series I acquired the Invesco V.I. Utilities Fund - Series I.


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.



Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a

                               12     PROSPECTUS

Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                               13     PROSPECTUS

                                                         END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 18,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

                               14     PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                               15     PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable

                               16     PROSPECTUS

Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Diversified Income Variable Sub-Account and 60% to be in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

                               18     PROSPECTUS

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

                               19     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7 and 8.

We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

                               20     PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

                               21     PROSPECTUS

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment

                               22     PROSPECTUS
   table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

                               23     PROSPECTUS

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income

                               24     PROSPECTUS
benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE.

                               25     PROSPECTUS

No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a

                               26     PROSPECTUS
completed request for settlement of the death benefit after 3 p.m. Central
Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or


   (b) If the Contract Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.


We reserve the right to offer additional options upon Death of Owner.

MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate

                               27     PROSPECTUS

Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate

                               28     PROSPECTUS
accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION.   Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders
Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.

ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals,

                               29     PROSPECTUS
waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

                               30     PROSPECTUS

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining

                               31     PROSPECTUS
   portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal.

                               32     PROSPECTUS

Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

                               33     PROSPECTUS

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

                               34     PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

                               35     PROSPECTUS

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

                               36     PROSPECTUS

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's

                               37     PROSPECTUS
spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2013, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
      -------------------------------------------------------------------
      THE CONTRACT
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      CALCULATION OF ACCUMULATION UNIT VALUES
      -------------------------------------------------------------------
      NET INVESTMENT FACTOR
      -------------------------------------------------------------------
      CALCULATION OF VARIABLE INCOME PAYMENTS
      -------------------------------------------------------------------
      CALCULATION OF ANNUITY UNIT VALUES
      -------------------------------------------------------------------

              GENERAL MATTERS
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              EXPERTS
              ---------------------------------------------------
              FINANCIAL STATEMENTS
              ---------------------------------------------------
              APPENDIX A - ACCUMULATION UNIT VALUES
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van Kampen V.I. Value Opportunities Fund - Series I and Invesco V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund - Series I and the Invesco V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006, the Invesco Van Kampen V.I. American Franchise Fund - Series I and Invesco Van Kampen V.I. Equity and Income - Series I which were first offered on April 29, 2011 and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I which was first offered on April 27, 2012.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2013 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2014
 -----------------------------------------------------------------------------
 Invesco V.I. Utilities Fund - Series I Invesco V.I. Managed Volatility Fund
                                        - Series I
 -----------------------------------------------------------------------------





               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                          2011       $10.000      $10.423        80,542
                                                                          2012       $10.423      $11.724       533,268
                                                                          2013       $11.724      $16.250       446,107
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                          2004       $10.443      $11.106     1,284,761
                                                                          2005       $11.106      $11.565     1,072,218
                                                                          2006       $11.565      $12.646       882,310
                                                                          2007       $12.646      $12.783       642,359
                                                                          2008       $12.783       $7.798       419,104
                                                                          2009        $7.798      $10.323       337,202
                                                                          2010       $10.323      $11.033       234,270
                                                                          2011       $11.033      $11.728             0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                          2004       $10.117      $10.669     1,241,884
                                                                          2005       $10.669      $11.485     1,084,264
                                                                          2006       $11.485      $12.075     2,395,599
                                                                          2007       $12.075      $13.377     1,648,376
                                                                          2008       $13.377       $7.609     1,205,363
                                                                          2009        $7.609       $9.112       979,716
                                                                          2010        $9.112      $10.408       725,970
                                                                          2011       $10.408       $9.480       611,641
                                                                          2012        $9.480      $10.906             0


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                         2004       $12.949      $14.793       358,244
                                                                         2005       $14.793      $16.037       351,705
                                                                         2006       $16.037      $18.482       239,739
                                                                         2007       $18.482      $20.261       170,673
                                                                         2008       $20.261      $10.615       109,986
                                                                         2009       $10.615      $14.948        83,857
                                                                         2010       $14.948      $17.561        69,147
                                                                         2011       $17.561      $16.126        55,455
                                                                         2012       $16.126      $18.314             0
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                         2004       $10.281      $11.081     1,988,707
                                                                         2005       $11.081      $11.542     1,704,027
                                                                         2006       $11.542      $13.323     2,636,111
                                                                         2007       $13.323      $14.246     1,783,042
                                                                         2008       $14.246       $9.843     1,246,840
                                                                         2009        $9.843      $12.490     1,040,842
                                                                         2010       $12.490      $13.534       774,244
                                                                         2011       $13.534      $13.378       636,953
                                                                         2012       $13.378      $15.068       528,523
                                                                         2013       $15.068      $19.262       447,331
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                         2004       $10.683      $11.098       555,636
                                                                         2005       $11.098      $11.295       482,427
                                                                         2006       $11.295      $11.673       356,109
                                                                         2007       $11.673      $11.744       249,578
                                                                         2008       $11.744       $9.788       117,899
                                                                         2009        $9.788      $10.753       107,717
                                                                         2010       $10.753      $11.704        87,964
                                                                         2011       $11.704      $12.389        74,693
                                                                         2012       $12.389      $13.566        71,769
                                                                         2013       $13.566      $13.424        62,945
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                         2011       $10.000      $10.718       160,618
                                                                         2012       $10.718      $11.934       141,548
                                                                         2013       $11.934      $14.776       128,801
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                         2004       $12.623      $12.805       845,252
                                                                         2005       $12.805      $12.876       602,889
                                                                         2006       $12.876      $13.188       448,274
                                                                         2007       $13.188      $13.869       355,471
                                                                         2008       $13.869      $15.406       235,349
                                                                         2009       $15.406      $15.236       162,638
                                                                         2010       $15.236      $15.883       108,452
                                                                         2011       $15.883      $16.952        81,668
                                                                         2012       $16.952      $17.181        91,313
                                                                         2013       $17.181      $16.548        66,771


                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                      2004        $8.830       $9.716      499,973
                                                                      2005        $9.716       $9.871      411,984
                                                                      2006        $9.871      $10.811      304,403
                                                                      2007       $10.811      $10.825      213,717
                                                                      2008       $10.825       $7.956      153,141
                                                                      2009        $7.956      $12.023      130,914
                                                                      2010       $12.023      $13.505       86,926
                                                                      2011       $13.505      $13.486       59,103
                                                                      2012       $13.486      $15.629       58,765
                                                                      2013       $15.629      $16.541       45,222
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                      2004        $8.695      $10.664      683,565
                                                                      2005       $10.664      $12.439      729,280
                                                                      2006       $12.439      $15.777      708,276
                                                                      2007       $15.777      $17.900      461,067
                                                                      2008       $17.900      $10.555      327,818
                                                                      2009       $10.555      $14.119      234,493
                                                                      2010       $14.119      $15.761      173,806
                                                                      2011       $15.761      $14.538      144,978
                                                                      2012       $14.538      $16.611      118,877
                                                                      2013       $16.611      $19.554      112,389
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                      2006       $10.000      $11.106      385,691
                                                                      2007       $11.106      $12.702      305,945
                                                                      2008       $12.702       $7.753      194,973
                                                                      2009        $7.753       $9.661      160,457
                                                                      2010        $9.661      $11.204      109,491
                                                                      2011       $11.204      $12.169            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                      2004       $12.585      $14.167      292,391
                                                                      2005       $14.167      $15.080      288,902
                                                                      2006       $15.080      $16.592      219,087
                                                                      2007       $16.592      $17.976      141,038
                                                                      2008       $17.976      $12.709       83,473
                                                                      2009       $12.709      $16.368       68,285
                                                                      2010       $16.368      $18.473       49,519
                                                                      2011       $18.473      $17.106       38,009
                                                                      2012       $17.106      $18.772       31,691
                                                                      2013       $18.772      $23.917       28,678
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $17.864       34,892
                                                                      2013       $17.864      $24.209       31,371


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                           2004       $11.305      $11.258      542,161
                                                                           2005       $11.258      $11.416      401,143
                                                                           2006       $11.416      $11.774      417,780
                                                                           2007       $11.774      $12.173      408,636
                                                                           2008       $12.173      $12.286      338,250
                                                                           2009       $12.286      $12.165      269,926
                                                                           2010       $12.165      $12.053      234,888
                                                                           2011       $12.053      $11.927      175,652
                                                                           2012       $11.927      $11.800      127,537
                                                                           2013       $11.800      $11.674      124,926
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                           2004       $10.000      $11.117      173,906
                                                                           2005       $11.117      $11.235      150,751
                                                                           2006       $11.235      $12.277      128,758
                                                                           2007       $12.277      $13.077       80,917
                                                                           2008       $13.077       $7.178       51,185
                                                                           2009        $7.178      $11.174       41,211
                                                                           2010       $11.174      $13.407       31,743
                                                                           2011       $13.407      $12.590       27,162
                                                                           2012       $12.590      $13.856       24,291
                                                                           2013       $13.856      $17.151       23,599
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                           2004       $10.000      $12.259      189,209
                                                                           2005       $12.259      $14.167      190,493
                                                                           2006       $14.167      $17.580      146,298
                                                                           2007       $17.580      $20.976       92,963
                                                                           2008       $20.976      $14.034       65,898
                                                                           2009       $14.034      $15.952       53,281
                                                                           2010       $15.952      $16.772       42,793
                                                                           2011       $16.772      $19.317       28,098
                                                                           2012       $19.317      $19.794       28,671
                                                                           2013       $19.794      $21.684       26,007
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
                                                                           2004       $11.408      $12.532      519,801
                                                                           2005       $12.532      $13.107      456,851
                                                                           2006       $13.107      $14.675      385,756
                                                                           2007       $14.675      $14.738      271,318
                                                                           2008       $14.738       $7.030      177,453
                                                                           2009        $7.030      $10.291      120,929
                                                                           2010       $10.291      $10.927       92,822
                                                                           2011       $10.927      $10.478       75,835
                                                                           2012       $10.478      $12.198       62,240
                                                                           2013       $12.198      $16.137       53,418



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                          2011       $10.000      $10.193        64,802
                                                                          2012       $10.193      $11.420       529,886
                                                                          2013       $11.420      $15.765       470,652
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                          2004       $10.213      $10.817       810,346
                                                                          2005       $10.817      $11.220       673,654
                                                                          2006       $11.220      $12.220       498,575
                                                                          2007       $12.220      $12.302       399,753
                                                                          2008       $12.302       $7.475       364,067
                                                                          2009        $7.475       $9.855       260,773
                                                                          2010        $9.855      $10.492       209,959
                                                                          2011       $10.492      $11.138             0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                          2004        $9.893      $10.392       793,187
                                                                          2005       $10.392      $11.142       703,768
                                                                          2006       $11.142      $11.668     1,730,792
                                                                          2007       $11.668      $12.874     1,436,819
                                                                          2008       $12.874       $7.293     1,210,839
                                                                          2009        $7.293       $8.699       939,352
                                                                          2010        $8.699       $9.897       707,921
                                                                          2011        $9.897       $8.979       608,054
                                                                          2012        $8.979      $10.316             0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                          2004       $12.663      $14.408       253,641
                                                                          2005       $14.408      $15.558       255,869
                                                                          2006       $15.558      $17.859       220,177
                                                                          2007       $17.859      $19.499       170,744
                                                                          2008       $19.499      $10.175       156,807
                                                                          2009       $10.175      $14.271       105,585
                                                                          2010       $14.271      $16.699        91,423
                                                                          2011       $16.699      $15.273        82,457
                                                                          2012       $15.273      $17.323             0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                          2004       $10.054      $10.793     1,311,302
                                                                          2005       $10.793      $11.198     1,179,994
                                                                          2006       $11.198      $12.874     2,072,171
                                                                          2007       $12.874      $13.710     1,710,892
                                                                          2008       $13.710       $9.435     1,466,301
                                                                          2009        $9.435      $11.925     1,159,539
                                                                          2010       $11.925      $12.870       884,198
                                                                          2011       $12.870      $12.671       775,817
                                                                          2012       $12.671      $14.214       706,446
                                                                          2013       $14.214      $18.098       647,030


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                         2004       $10.447      $10.810      240,610
                                                                         2005       $10.810      $10.958      263,336
                                                                         2006       $10.958      $11.279      240,601
                                                                         2007       $11.279      $11.302      231,003
                                                                         2008       $11.302       $9.382      193,554
                                                                         2009        $9.382      $10.267      166,253
                                                                         2010       $10.267      $11.130      117,914
                                                                         2011       $11.130      $11.735      130,627
                                                                         2012       $11.735      $12.797      137,382
                                                                         2013       $12.797      $12.613      113,953
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                         2011       $10.000      $10.152      184,412
                                                                         2012       $10.152      $11.258      173,135
                                                                         2013       $11.258      $13.883      181,175
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                         2004       $12.345      $12.473      306,873
                                                                         2005       $12.473      $12.491      282,669
                                                                         2006       $12.491      $12.743      215,434
                                                                         2007       $12.743      $13.348      195,175
                                                                         2008       $13.348      $14.768      194,032
                                                                         2009       $14.768      $14.546      153,129
                                                                         2010       $14.546      $15.104      106,174
                                                                         2011       $15.104      $16.056       97,270
                                                                         2012       $16.056      $16.208       78,282
                                                                         2013       $16.208      $15.548       64,611
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                         2004        $8.635       $9.463      235,453
                                                                         2005        $9.463       $9.576      190,590
                                                                         2006        $9.576      $10.447      139,194
                                                                         2007       $10.447      $10.418      114,677
                                                                         2008       $10.418       $7.626       96,571
                                                                         2009        $7.626      $11.478       80,005
                                                                         2010       $11.478      $12.842       63,993
                                                                         2011       $12.842      $12.773       55,464
                                                                         2012       $12.773      $14.744       61,623
                                                                         2013       $14.744      $15.542       51,801


                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                      2004        $8.503      $10.387      494,074
                                                                      2005       $10.387      $12.067      568,943
                                                                      2006       $12.067      $15.245      555,339
                                                                      2007       $15.245      $17.227      455,810
                                                                      2008       $17.227      $10.118      386,904
                                                                      2009       $10.118      $13.480      306,544
                                                                      2010       $13.480      $14.987      250,558
                                                                      2011       $14.987      $13.769      204,869
                                                                      2012       $13.769      $15.670      193,468
                                                                      2013       $15.670      $18.372      181,321
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                      2006       $10.000      $11.081      165,273
                                                                      2007       $11.081      $12.623      139,664
                                                                      2008       $12.623       $7.674      111,266
                                                                      2009        $7.674       $9.524      100,613
                                                                      2010        $9.524      $11.002       80,890
                                                                      2011       $11.002      $11.933            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                      2004       $12.472      $13.984      276,329
                                                                      2005       $13.984      $14.826      280,970
                                                                      2006       $14.826      $16.248      262,112
                                                                      2007       $16.248      $17.533      197,833
                                                                      2008       $17.533      $12.346      165,965
                                                                      2009       $12.346      $15.836      119,257
                                                                      2010       $15.836      $17.802       99,457
                                                                      2011       $17.802      $16.419       81,550
                                                                      2012       $16.419      $17.946       73,217
                                                                      2013       $17.946      $22.773       70,324
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $16.852       77,294
                                                                      2013       $16.852      $22.746       72,751
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                      2004       $11.055      $10.966      220,394
                                                                      2005       $10.966      $11.075      177,600
                                                                      2006       $11.075      $11.377      234,745
                                                                      2007       $11.377      $11.715      140,819
                                                                      2008       $11.715      $11.777      267,223
                                                                      2009       $11.777      $11.614      211,099
                                                                      2010       $11.614      $11.461      181,261
                                                                      2011       $11.461      $11.297      142,411
                                                                      2012       $11.297      $11.131      141,640
                                                                      2013       $11.131      $10.969      121,246


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4



                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                           2004       $10.000      $11.087       99,713
                                                                           2005       $11.087      $11.160       92,930
                                                                           2006       $11.160      $12.146       87,504
                                                                           2007       $12.146      $12.886       74,922
                                                                           2008       $12.886       $7.045       76,321
                                                                           2009        $7.045      $10.923       69,059
                                                                           2010       $10.923      $13.053       55,809
                                                                           2011       $13.053      $12.209       45,681
                                                                           2012       $12.209      $13.384       44,030
                                                                           2013       $13.384      $16.499       41,170
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                           2004       $10.000      $12.226      107,780
                                                                           2005       $12.226      $14.072      131,478
                                                                           2006       $14.072      $17.393      121,958
                                                                           2007       $17.393      $20.670      103,445
                                                                           2008       $20.670      $13.774       97,124
                                                                           2009       $13.774      $15.594       81,145
                                                                           2010       $15.594      $16.330       65,214
                                                                           2011       $16.330      $18.733       62,374
                                                                           2012       $18.733      $19.119       53,780
                                                                           2013       $19.119      $20.860       45,920
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
                                                                           2004       $11.306      $12.370      369,715
                                                                           2005       $12.370      $12.886      376,235
                                                                           2006       $12.886      $14.371      349,928
                                                                           2007       $14.371      $14.374      277,562
                                                                           2008       $14.374       $6.829      235,907
                                                                           2009        $6.829       $9.957      170,060
                                                                           2010        $9.957      $10.530      118,098
                                                                           2011       $10.530      $10.057       99,167
                                                                           2012       $10.057      $11.661       81,036
                                                                           2013       $11.661      $15.365       76,812



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.


                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS--SERIES I
                                                                          2004        $4.767       $5.078      175,774
                                                                          2005        $5.078       $5.308      144,730
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                          2011       $10.000      $10.137       99,480
                                                                          2012       $10.137      $11.345      241,688
                                                                          2013       $11.345      $15.647      220,761
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                          2004       $10.178      $10.770      442,118
                                                                          2005       $10.770      $11.160      424,593
                                                                          2006       $11.160      $12.142      382,834
                                                                          2007       $12.142      $12.211      307,472
                                                                          2008       $12.211       $7.412      214,660
                                                                          2009        $7.412       $9.763      192,840
                                                                          2010        $9.763      $10.383      189,610
                                                                          2011       $10.383      $11.019            0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                          2004        $9.860      $10.346      316,063
                                                                          2005       $10.346      $11.082      293,856
                                                                          2006       $11.082      $11.594      669,380
                                                                          2007       $11.594      $12.779      539,761
                                                                          2008       $12.779       $7.232      353,594
                                                                          2009        $7.232       $8.618      314,616
                                                                          2010        $8.618       $9.794      268,635
                                                                          2011        $9.794       $8.877      233,262
                                                                          2012        $8.877      $10.195            0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                          2004       $12.620      $14.345       73,430
                                                                          2005       $14.345      $15.474       76,828
                                                                          2006       $15.474      $17.745       77,294
                                                                          2007       $17.745      $19.356       73,178
                                                                          2008       $19.356      $10.090       45,866
                                                                          2009       $10.090      $14.138       39,911
                                                                          2010       $14.138      $16.526       29,286
                                                                          2011       $16.526      $15.100       28,388
                                                                          2012       $15.100      $17.121            0


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                         2004       $10.020      $10.746      436,060
                                                                         2005       $10.746      $11.137      386,265
                                                                         2006       $11.137      $12.792      636,605
                                                                         2007       $12.792      $13.609      552,522
                                                                         2008       $13.609       $9.356      353,103
                                                                         2009        $9.356      $11.813      305,370
                                                                         2010       $11.813      $12.737      260,106
                                                                         2011       $12.737      $12.527      234,718
                                                                         2012       $12.527      $14.039      205,213
                                                                         2013       $14.039      $17.857      179,117
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                         2004       $10.412      $10.763      105,612
                                                                         2005       $10.763      $10.899      104,295
                                                                         2006       $10.899      $11.207       86,956
                                                                         2007       $11.207      $11.219       83,912
                                                                         2008       $11.219       $9.304       53,838
                                                                         2009        $9.304      $10.171       51,685
                                                                         2010       $10.171      $11.015       51,626
                                                                         2011       $11.015      $11.602       62,613
                                                                         2012       $11.602      $12.640       58,053
                                                                         2013       $12.640      $12.446       44,448
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                         2011       $10.000      $10.037      156,566
                                                                         2012       $10.037      $11.119      143,516
                                                                         2013       $11.119      $13.698      128,505
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                         2004       $12.303      $12.418      219,643
                                                                         2005       $12.418      $12.424      198,890
                                                                         2006       $12.424      $12.662      168,011
                                                                         2007       $12.662      $13.250      140,146
                                                                         2008       $13.250      $14.644      221,935
                                                                         2009       $14.644      $14.410       77,038
                                                                         2010       $14.410      $14.948       59,334
                                                                         2011       $14.948      $15.874       52,462
                                                                         2012       $15.874      $16.008       46,228
                                                                         2013       $16.008      $15.341       28,901


                               49     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                      2004        $8.606       $9.422      133,215
                                                                      2005        $9.422       $9.524      108,796
                                                                      2006        $9.524      $10.380       83,373
                                                                      2007       $10.380      $10.342       67,932
                                                                      2008       $10.342       $7.562       43,026
                                                                      2009        $7.562      $11.371       42,742
                                                                      2010       $11.371      $12.710       32,400
                                                                      2011       $12.710      $12.629       25,228
                                                                      2012       $12.629      $14.562       29,785
                                                                      2013       $14.562      $15.335       20,511
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                      2004        $8.474      $10.341      155,299
                                                                      2005       $10.341      $12.003      172,420
                                                                      2006       $12.003      $15.148      181,290
                                                                      2007       $15.148      $17.100      180,308
                                                                      2008       $17.100      $10.033       97,042
                                                                      2009       $10.033      $13.353       86,531
                                                                      2010       $13.353      $14.832       76,256
                                                                      2011       $14.832      $13.613       77,338
                                                                      2012       $13.613      $15.477       52,296
                                                                      2013       $15.477      $18.128       49,987
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                      2006       $10.000      $11.075      259,226
                                                                      2007       $11.075      $12.603      239,109
                                                                      2008       $12.603       $7.654      152,922
                                                                      2009        $7.654       $9.491      123,936
                                                                      2010        $9.491      $10.952      107,603
                                                                      2011       $10.952      $11.875            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                      2004       $12.444      $13.939       86,991
                                                                      2005       $13.939      $14.763       88,365
                                                                      2006       $14.763      $16.163       85,889
                                                                      2007       $16.163      $17.424       75,900
                                                                      2008       $17.424      $12.257       46,432
                                                                      2009       $12.257      $15.706       38,963
                                                                      2010       $15.706      $17.638       32,425
                                                                      2011       $17.638      $16.252       30,631
                                                                      2012       $16.252      $17.745       28,563
                                                                      2013       $17.745      $22.496       12,902
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $16.644       24,892
                                                                      2013       $16.644      $22.443       25,587


                               50     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5



                                                                                                               Number of
                                                                                    Accumulation Accumulation    Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                           2004       $11.018      $10.918       90,282
                                                                           2005       $10.918      $11.015       84,492
                                                                           2006       $11.015      $11.304       99,903
                                                                           2007       $11.304      $11.629      141,851
                                                                           2008       $11.629      $11.679      135,380
                                                                           2009       $11.679      $11.506       67,297
                                                                           2010       $11.506      $11.343       80,818
                                                                           2011       $11.343      $11.169       67,514
                                                                           2012       $11.169      $10.994       57,472
                                                                           2013       $10.994      $10.823       42,148
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                           2004       $10.000      $11.079       55,654
                                                                           2005       $11.079      $11.142       45,313
                                                                           2006       $11.142      $12.115       40,293
                                                                           2007       $12.115      $12.840       33,313
                                                                           2008       $12.840       $7.012       20,192
                                                                           2009        $7.012      $10.862       39,055
                                                                           2010       $10.862      $12.967       16,053
                                                                           2011       $12.967      $12.117       20,991
                                                                           2012       $12.117      $13.269       16,812
                                                                           2013       $13.269      $16.342       17,010
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                           2004       $10.000      $12.217       40,488
                                                                           2005       $12.217      $14.048       60,635
                                                                           2006       $14.048      $17.346       45,037
                                                                           2007       $17.346      $20.593       45,971
                                                                           2008       $20.593      $13.709       25,791
                                                                           2009       $13.709      $15.505       20,580
                                                                           2010       $15.505      $16.220       16,369
                                                                           2011       $16.220      $18.589       16,715
                                                                           2012       $18.589      $18.953       19,529
                                                                           2013       $18.953      $20.659       16,322
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
                                                                           2004       $11.280      $12.330      238,240
                                                                           2005       $12.330      $12.831      254,469
                                                                           2006       $12.831      $14.296      234,826
                                                                           2007       $14.296      $14.285      213,774
                                                                           2008       $14.285       $6.780      135,804
                                                                           2009        $6.780       $9.875       91,192
                                                                           2010        $9.875      $10.433       83,844
                                                                           2011       $10.433       $9.955       90,281
                                                                           2012        $9.955      $11.531       64,541
                                                                           2013       $11.531      $15.178       62,698



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               52     PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               53     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2014


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2014, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2013 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van Kampen V.I. Value Opportunities Fund - Series I and Invesco V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund - Series I and the Invesco V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006, the Invesco Van Kampen V.I. American Franchise Fund - Series I and Invesco Van Kampen V.I. Equity and Income - Series I which were first offered on April 29, 2011 and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I which was first offered on April 27, 2012.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2013 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)     SUB-ACCOUNT NAME AS OF MAY 1, 2014
-------------------------------------------------------------------------------
Invesco V.I. Utilities Fund - Series I   Invesco V.I. Managed Volatility Fund
                                         - Series I
-------------------------------------------------------------------------------

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                 2011       $10.000      $10.307       176,115
                                                                 2012       $10.307      $11.571       971,670
                                                                 2013       $11.571      $16.006       888,426
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                 2004       $10.327      $10.960     1,613,524
                                                                 2005       $10.960      $11.391     1,450,240
                                                                 2006       $11.391      $12.431     1,228,502
                                                                 2007       $12.431      $12.540       996,896
                                                                 2008       $12.540       $7.635       748,018
                                                                 2009        $7.635      $10.086       659,714
                                                                 2010       $10.086      $10.759       572,806
                                                                 2011       $10.759      $11.429             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                 2004       $10.004      $10.529     1,412,028
                                                                 2005       $10.529      $11.312     1,192,178
                                                                 2006       $11.312      $11.870     2,798,963
                                                                 2007       $11.870      $13.123     2,160,261
                                                                 2008       $13.123       $7.449     1,671,256
                                                                 2009        $7.449       $8.903     1,460,217
                                                                 2010        $8.903      $10.149     1,261,616
                                                                 2011       $10.149       $9.226     1,041,525
                                                                 2012        $9.226      $10.607             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                 2004       $12.805      $14.599       419,991
                                                                 2005       $14.599      $15.795       442,897
                                                                 2006       $15.795      $18.168       418,309
                                                                 2007       $18.168      $19.876       324,970
                                                                 2008       $19.876      $10.393       245,892
                                                                 2009       $10.393      $14.606       234,517
                                                                 2010       $14.606      $17.124       215,313
                                                                 2011       $17.124      $15.693       160,727
                                                                 2012       $15.693      $17.811             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                 2004       $10.167      $10.936     2,398,429
                                                                 2005       $10.936      $11.369     2,123,816
                                                                 2006       $11.369      $13.097     3,669,780
                                                                 2007       $13.097      $13.976     2,979,975
                                                                 2008       $13.976       $9.637     2,344,521
                                                                 2009        $9.637      $12.204     2,022,148
                                                                 2010       $12.204      $13.198     1,765,857
                                                                 2011       $13.198      $13.019     1,457,192
                                                                 2012       $13.019      $14.635     1,289,240
                                                                 2013       $14.635      $18.671     1,152,048

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                 2004       $10.565      $10.953      562,324
                                                                 2005       $10.953      $11.126      547,691
                                                                 2006       $11.126      $11.474      493,461
                                                                 2007       $11.474      $11.521      365,212
                                                                 2008       $11.521       $9.583      284,247
                                                                 2009        $9.583      $10.507      261,252
                                                                 2010       $10.507      $11.413      205,139
                                                                 2011       $11.413      $12.057      182,724
                                                                 2012       $12.057      $13.176      176,801
                                                                 2013       $13.176      $13.013      156,428
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                 2011       $10.000      $10.431      443,000
                                                                 2012       $10.431      $11.591      400,135
                                                                 2013       $11.591      $14.323      338,840
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                 2004       $12.483      $12.638      713,251
                                                                 2005       $12.638      $12.682      639,265
                                                                 2006       $12.682      $12.963      494,180
                                                                 2007       $12.963      $13.606      421,376
                                                                 2008       $13.606      $15.083      395,980
                                                                 2009       $15.083      $14.887      343,466
                                                                 2010       $14.887      $15.488      315,341
                                                                 2011       $15.488      $16.498      269,326
                                                                 2012       $16.498      $16.688      243,224
                                                                 2013       $16.688      $16.040      211,227
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                 2004        $8.732       $9.589      494,396
                                                                 2005        $9.589       $9.722      398,616
                                                                 2006        $9.722      $10.627      331,999
                                                                 2007       $10.627      $10.620      282,266
                                                                 2008       $10.620       $7.789      226,537
                                                                 2009        $7.789      $11.747      189,596
                                                                 2010       $11.747      $13.170      168,632
                                                                 2011       $13.170      $13.125      179,125
                                                                 2012       $13.125      $15.180      161,148
                                                                 2013       $15.180      $16.034      117,631
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                 2004        $8.598      $10.525      690,016
                                                                 2005       $10.525      $12.252      775,603
                                                                 2006       $12.252      $15.508      756,621
                                                                 2007       $15.508      $17.560      671,172
                                                                 2008       $17.560      $10.334      518,261
                                                                 2009       $10.334      $13.795      459,490
                                                                 2010       $13.795      $15.369      413,510
                                                                 2011       $15.369      $14.148      376,254
                                                                 2012       $14.148      $16.134      332,841
                                                                 2013       $16.134      $18.954      298,054
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                 2006       $10.000      $11.093      429,010
                                                                 2007       $11.093      $12.662      347,636
                                                                 2008       $12.662       $7.713      256,730
                                                                 2009        $7.713       $9.593      237,330
                                                                 2010        $9.593      $11.103      205,728
                                                                 2011       $11.103      $12.050            0

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                 2004       $12.528      $14.075      407,678
                                                                 2005       $14.075      $14.952      412,927
                                                                 2006       $14.952      $16.419      346,221
                                                                 2007       $16.419      $17.753      276,079
                                                                 2008       $17.753      $12.526      219,833
                                                                 2009       $12.526      $16.100      193,458
                                                                 2010       $16.100      $18.135      176,880
                                                                 2011       $18.135      $16.759      148,780
                                                                 2012       $16.759      $18.354      136,209
                                                                 2013       $18.354      $23.338      120,132
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                 2012       $10.000      $17.351      143,323
                                                                 2013       $17.351      $23.466      137,327
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                 2004       $11.179      $11.111      581,300
                                                                 2005       $11.111      $11.244      455,454
                                                                 2006       $11.244      $11.573      436,078
                                                                 2007       $11.573      $11.942      493,377
                                                                 2008       $11.942      $12.029      574,872
                                                                 2009       $12.029      $11.886      382,664
                                                                 2010       $11.886      $11.753      333,521
                                                                 2011       $11.753      $11.608      304,152
                                                                 2012       $11.608      $11.460      219,771
                                                                 2013       $11.460      $11.316      146,020
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                 2004       $10.000      $11.102      166,676
                                                                 2005       $11.102      $11.198      126,887
                                                                 2006       $11.198      $12.212       99,481
                                                                 2007       $12.212      $12.982      105,104
                                                                 2008       $12.982       $7.111       69,172
                                                                 2009        $7.111      $11.048       65,689
                                                                 2010       $11.048      $13.229       52,210
                                                                 2011       $13.229      $12.399       46,021
                                                                 2012       $12.399      $13.618       48,015
                                                                 2013       $13.618      $16.823       56,558
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                 2004       $10.000      $12.242      240,727
                                                                 2005       $12.242      $14.119      253,740
                                                                 2006       $14.119      $17.486      234,659
                                                                 2007       $17.486      $20.822      188,519
                                                                 2008       $20.822      $13.903      147,394
                                                                 2009       $13.903      $15.772      131,959
                                                                 2010       $15.772      $16.549      124,395
                                                                 2011       $16.549      $19.023      109,440
                                                                 2012       $19.023      $19.454       99,798
                                                                 2013       $19.454      $21.268       91,372

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
                                                                 2004       $11.357      $12.451      624,321
                                                                 2005       $12.451      $12.996      713,594
                                                                 2006       $12.996      $14.522      594,918
                                                                 2007       $14.522      $14.555      479,688
                                                                 2008       $14.555       $6.929      356,941
                                                                 2009        $6.929      $10.123      329,379
                                                                 2010       $10.123      $10.727      279,117
                                                                 2011       $10.727      $10.266      225,500
                                                                 2012       $10.266      $11.927      187,719
                                                                 2013       $11.927      $15.746      181,732



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Allstate Financial Advisors Separate Account I and Board of Directors of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST         AST         AST
                            STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ----------  ----------  -----------   -------    --------    --------
    Total assets........... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units......... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
Contracts in payout
 (annuitization) period....         --          --           --        --          --          --
                            ----------  ----------  -----------   -------    --------    --------
    Total net assets....... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
FUND SHARE
 INFORMATION
Number of shares...........    500,264     189,956      730,166     1,650      49,763      31,796
                            ==========  ==========  ===========   =======    ========    ========
Cost of investments........ $5,139,788  $1,944,712  $ 7,318,058   $16,632    $549,423    $349,035
                            ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    10.16  $    11.92  $     11.47   $ 10.64    $  11.07    $  11.03
                            ==========  ==========  ===========   =======    ========    ========
    Highest................ $    15.27  $    17.34  $     16.38   $ 11.20    $  13.75    $  13.65
                            ==========  ==========  ===========   =======    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST     AST CAPITAL     AST
                               BOND        BOND        BOND        BOND       GROWTH      COHEN &
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                               2020        2022        2023        2024     ALLOCATION    REALTY
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ------     --------   ----------   --------   ----------    -------
    Total assets...........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
NET ASSETS
Accumulation units.........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
Contracts in payout
 (annuitization) period....       --           --           --         --           --         --
                              ------     --------   ----------   --------   ----------    -------
    Total net assets.......   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
FUND SHARE
 INFORMATION
Number of shares...........       --       11,588      133,319     26,860      531,951     11,170
                              ======     ========   ==========   ========   ==========    =======
Cost of investments........   $    1     $138,699   $1,301,465   $245,284   $5,474,961    $87,348
                              ======     ========   ==========   ========   ==========    =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.49     $  10.72   $     8.97   $   8.65   $    11.16    $ 11.15
                              ======     ========   ==========   ========   ==========    =======
    Highest................   $11.15     $  11.18   $     9.23   $   8.78   $    17.60    $ 21.94
                              ======     ========   ==========   ========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                             ADVANCED     ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED
                              SERIES       SERIES       SERIES        SERIES       SERIES       SERIES
                               TRUST        TRUST        TRUST        TRUST         TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ----------- -------------- ----------- ------------
                                                                       AST                       AST
                                AST          AST          AST        FRANKLIN        AST       GOLDMAN
                             FEDERATED  FI PYRAMIS(R) FIRST TRUST   TEMPLETON      GLOBAL       SACHS
                            AGGRESSIVE      ASSET      BALANCED   FOUNDING FUNDS    REAL     CONCENTRATED
                              GROWTH     ALLOCATION     TARGET      ALLOCATION     ESTATE       GROWTH
                            ----------- ------------- ----------- -------------- ----------- ------------
ASSETS
Investments, at fair value.   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              -------     --------    ----------    ----------     ------      -------
    Total assets...........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
NET ASSETS
Accumulation units.........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
Contracts in payout
 (annuitization) period....        --           --            --            --         --           --
                              -------     --------    ----------    ----------     ------      -------
    Total net assets.......   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
FUND SHARE
 INFORMATION
Number of shares...........     1,857       25,289       204,604       246,664        268        1,350
                              =======     ========    ==========    ==========     ======      =======
Cost of investments........   $18,207     $240,824    $1,974,820    $2,673,928     $1,905      $30,668
                              =======     ========    ==========    ==========     ======      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.56     $  11.88    $    10.30    $    12.89     $10.90      $ 13.01
                              =======     ========    ==========    ==========     ======      =======
    Highest................   $ 23.42     $  16.61    $    16.29    $    13.31     $19.50      $ 19.58
                              =======     ========    ==========    ==========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST                     AST
                              GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                               SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                             LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP      AST
                               VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE    HIGH YIELD
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              -------     -------    --------     ------      -------     -------
    Total assets...........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
NET ASSETS
Accumulation units.........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                              -------     -------    --------     ------      -------     -------
    Total net assets.......   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
FUND SHARE
 INFORMATION
Number of shares...........       455       7,882      49,375        458        1,985      10,801
                              =======     =======    ========     ======      =======     =======
Cost of investments........   $ 8,804     $40,035    $453,266     $4,265      $21,157     $79,589
                              =======     =======    ========     ======      =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 10.47     $ 15.17    $  11.00     $17.46      $ 10.58     $ 12.82
                              =======     =======    ========     ======      =======     =======
    Highest................   $ 19.27     $ 22.97    $  14.76     $24.38      $ 20.19     $ 16.57
                              =======     =======    ========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                               SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ------------- -------------
                                                            AST         AST          AST           AST
                                 AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                            INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                               GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                            ------------- ------------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               -------       -------    ----------   --------      -------     ----------
    Total assets...........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
NET ASSETS
Accumulation units.........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
Contracts in payout
 (annuitization) period....         --            --            --         --           --             --
                               -------       -------    ----------   --------      -------     ----------
    Total net assets.......    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares...........      3,505         3,536       389,400     14,177        2,088        214,040
                               =======       =======    ==========   ========      =======     ==========
Cost of investments........    $41,583       $65,456    $2,473,392   $137,913      $44,840     $2,629,494
                               =======       =======    ==========   ========      =======     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  9.06       $  8.82    $    13.02   $  11.78      $  9.60     $    10.97
                               =======       =======    ==========   ========      =======     ==========
    Highest................    $ 17.57       $ 16.44    $    15.02   $  16.96      $ 17.24     $    14.30
                               =======       =======    ==========   ========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST
                                          LOOMIS        AST
                                AST       SAYLES    LORD ABBETT     AST         AST         AST
                             LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                               VALUE      GROWTH      INCOME      EQUITY      GROWTH       VALUE
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ------     --------     -------     -------     -------     -------
    Total assets...........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
NET ASSETS
Accumulation units.........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
Contracts in payout
 (annuitization) period....       --           --          --          --          --          --
                              ------     --------     -------     -------     -------     -------
    Total net assets.......   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      417        4,552       5,188       4,445       1,177       2,301
                              ======     ========     =======     =======     =======     =======
Cost of investments........   $5,996     $ 90,441     $54,250     $50,230     $10,243     $20,659
                              ======     ========     =======     =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.08     $  12.26     $ 11.86     $ 13.14     $ 13.02     $ 13.34
                              ======     ========     =======     =======     =======     =======
    Highest................   $20.91     $  21.44     $ 14.52     $ 21.11     $ 20.20     $ 22.94
                              ======     ========     =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST         AST         AST         AST         AST
                                         NEUBERGER   NEUBERGER      NEW     PARAMETRIC     PIMCO
                                AST      BERMAN /     BERMAN     DISCOVERY   EMERGING     LIMITED
                               MONEY    LSV MID-CAP   MID-CAP      ASSET      MARKETS    MATURITY
                              MARKET       VALUE      GROWTH    ALLOCATION    EQUITY       BOND
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             --------     -------     -------     ------      -------    --------
    Total assets...........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
NET ASSETS
Accumulation units.........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                             --------     -------     -------     ------      -------    --------
    Total net assets.......  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
FUND SHARE
 INFORMATION
Number of shares...........   421,579       1,076       1,595        281        1,766       9,939
                             ========     =======     =======     ======      =======    ========
Cost of investments........  $421,579     $17,019     $33,510     $3,246      $14,275    $109,175
                             ========     =======     =======     ======      =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   8.74     $ 13.87     $ 12.85     $11.82      $  9.34    $  10.10
                             ========     =======     =======     ======      =======    ========
    Highest................  $   9.84     $ 25.45     $ 22.34     $12.21      $ 15.79    $  11.85
                             ========     =======     =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                              ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------ ----------- ----------- ----------- -----------
                                AST          AST          AST         AST                     AST
                               PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                            TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                            ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              --------    ----------  ----------    -------   ----------   --------
    Total assets...........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
NET ASSETS
Accumulation units.........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
Contracts in payout
 (annuitization) period....         --            --          --         --           --         --
                              --------    ----------  ----------    -------   ----------   --------
    Total net assets.......   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........      9,276       644,938     776,799      2,624      135,001     37,145
                              ========    ==========  ==========    =======   ==========   ========
Cost of investments........   $110,252    $6,761,946  $7,559,639    $32,822   $1,112,302   $372,584
                              ========    ==========  ==========    =======   ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.67    $    11.62  $     9.91    $ 11.60   $    10.77   $  11.31
                              ========    ==========  ==========    =======   ==========   ========
    Highest................   $  13.61    $    14.48  $    16.61    $ 22.22   $    15.07   $  17.47
                              ========    ==========  ==========    =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                               TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ------------- -------------
                                AST
                             SCHRODERS                                           AST           AST
                            MULTI-ASSET     AST         AST         AST     T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP   TEMPLETON      ASSET        EQUITY
                            STRATEGIES    GROWTH       VALUE    GLOBAL BOND  ALLOCATION      INCOME
                            ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             --------     ------      -------     -------    ----------      -------
    Total assets...........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
NET ASSETS
Accumulation units.........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
Contracts in payout
 (annuitization) period....        --         --           --          --            --           --
                             --------     ------      -------     -------    ----------      -------
    Total net assets.......  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
FUND SHARE
 INFORMATION
Number of shares...........    44,529        120        1,447       5,208       295,544        6,252
                             ========     ======      =======     =======    ==========      =======
Cost of investments........  $536,475     $1,696      $15,686     $58,204    $4,852,225      $53,538
                             ========     ======      =======     =======    ==========      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  10.83     $14.98      $ 13.81     $ 10.48    $    12.04      $  9.84
                             ========     ======      =======     =======    ==========      =======
    Highest................  $  15.76     $24.93      $ 23.06     $ 12.23    $    16.97      $ 20.25
                             ========     ======      =======     =======    ==========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $17,109      $126,494      $160,011      $12,593    $22,342,884   $64,142,639
Contracts in payout
 (annuitization)
 period................         --            --            --           --         60,667       125,827
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......        830         5,565        13,345        1,193        744,799     2,337,885
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $ 8,298      $142,841      $141,439      $12,617    $13,156,765   $48,901,070
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 15.07      $   7.81      $   9.67      $ 10.94    $      8.84   $     14.40
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 23.51      $  15.61      $  17.51      $ 12.10    $     20.93   $     21.21
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -----------------------------------------------------------------------------------------
                          ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                          BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                           PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                         SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ---------------- ----------------
                          ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                        INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                            VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                        ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         -----------   -----------   -----------   ----------       -------           ------
    Total assets.......  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation units.....  $12,865,936   $20,311,731   $18,939,331   $1,089,057       $11,659           $6,088
Contracts in payout
 (annuitization)
 period................           --         8,195            --           --            --               --
                         -----------   -----------   -----------   ----------       -------           ------
    Total net assets...  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.......      865,810       488,225       832,864       77,238         1,443              567
                         ===========   ===========   ===========   ==========       =======           ======
Cost of investments....  $14,194,861   $11,761,663   $12,992,903   $  901,559       $ 9,836           $4,251
                         ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.08   $      8.57   $     26.47   $    12.10       $ 20.48           $18.95
                         ===========   ===========   ===========   ==========       =======           ======
    Highest............  $     11.31   $     19.80   $     30.49   $    13.57       $ 20.83           $19.27
                         ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                   DREYFUS      DREYFUS        DWS         DWS
                        RESPONSIBLE                 VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                          GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT   VARIABLE     VARIABLE
                        FUND, INC.   INDEX FUND       FUND         FUND      SERIES I     SERIES I
                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                        ----------- ------------- ------------ ------------ ----------- ------------
                          DREYFUS
                         SOCIALLY                                                           DWS
                        RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF          DWS       CAPITAL
                        GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET BOND VIP A  GROWTH VIP A
                        ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments, at fair
 value.................   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          -------     --------      -------      --------    --------    ----------
    Total assets.......   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
NET ASSETS
Accumulation units.....   $19,853     $555,089      $90,269      $424,711    $264,715    $1,081,118
Contracts in payout
 (annuitization)
 period................        --           --           --            --      34,441        24,581
                          -------     --------      -------      --------    --------    ----------
    Total net assets...   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares.......       450       13,592        3,017       424,711      54,293        38,919
                          =======     ========      =======      ========    ========    ==========
Cost of investments....   $13,431     $395,519      $62,285      $424,711    $315,075    $  674,441
                          =======     ========      =======      ========    ========    ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  9.32     $  12.46      $ 13.27      $   9.29    $  14.79    $    17.85
                          =======     ========      =======      ========    ========    ==========
    Highest............   $ 17.88     $  20.06      $ 19.05      $  11.88    $  15.01    $    18.12
                          =======     ========      =======      ========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------
                             DWS         DWS           DWS           DWS          DWS          DWS
                         INVESTMENTS INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
                          VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                          SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         ----------- ------------ ------------- ------------- ----------- -------------
                                         DWS                         DWS          DWS          DWS
                             DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                         CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                            VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                         ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value..................  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          --------    ----------    --------     ----------    --------     --------
    Total assets........  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units......  $609,106    $1,175,513    $284,077     $1,252,994    $169,065     $384,402
Contracts in payout
 (annuitization) period.     2,169            --       6,286         56,697          --           --
                          --------    ----------    --------     ----------    --------     --------
    Total net assets....  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares........    52,970        67,909      32,049         47,974     169,065       17,805
                          ========    ==========    ========     ==========    ========     ========
Cost of investments.....  $450,225    $  901,591    $332,698     $1,032,453    $169,065     $239,308
                          ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $  16.17    $    35.17    $  13.31     $    14.93    $  10.29     $  17.53
                          ========    ==========    ========     ==========    ========     ========
    Highest.............  $  16.42    $    35.71    $  13.52     $    15.07    $  10.37     $  17.69
                          ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------------
                                          FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                           FEDERATED      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------- -------------- ------------- ------------- ------------- -------------
                           FEDERATED
                             PRIME                         VIP                      VIP HIGH
                         MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500
                         ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value..................  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ----------     ----------     --------     ----------     --------     ----------
    Total assets........  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
NET ASSETS
Accumulation units......  $5,600,590     $5,310,993     $812,224     $3,571,194     $671,871     $4,373,481
Contracts in payout
 (annuitization) period.      77,082          7,368          659          6,941        1,818         25,900
                          ----------     ----------     --------     ----------     --------     ----------
    Total net assets....  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares........   5,677,672        154,829       34,903         62,620      116,153         23,616
                          ==========     ==========     ========     ==========     ========     ==========
Cost of investments.....  $5,677,672     $3,749,735     $719,882     $2,394,469     $687,290     $3,105,454
                          ==========     ==========     ========     ==========     ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     9.30     $    18.40     $  16.27     $    10.11     $  14.44     $    12.70
                          ==========     ==========     ========     ==========     ========     ==========
    Highest.............  $    12.53     $    33.24     $  20.53     $    21.99     $  17.04     $    15.15
                          ==========     ==========     ========     ==========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                        VIP ASSET
                             VIP                         MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT        VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ----------    ----------        -------         -----------        --------         ----------
    Total assets.......  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,184,156    $1,154,034        $12,511         $50,746,484        $640,368         $5,814,922
Contracts in payout
 (annuitization)
 period................       2,109         1,025             --             195,955              --                 --
                         ----------    ----------        -------         -----------        --------         ----------
    Total net assets...  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......      95,976        55,962            691           1,508,512          27,988            475,075
                         ==========    ==========        =======         ===========        ========         ==========
Cost of investments....  $1,216,667    $1,000,336        $ 7,813         $40,613,480        $592,619         $4,987,095
                         ==========    ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    17.49    $    12.02        $ 14.03         $     13.26        $  14.74         $    12.21
                         ==========    ==========        =======         ===========        ========         ==========
    Highest............  $    18.53    $    15.66        $ 16.44         $     25.87        $  19.16         $    13.63
                         ==========    ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP FREEDOM                             VIP
                           VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &
                         2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ----------        ----------        ----------         --------         -----------
    Total assets.......    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
NET ASSETS
Accumulation units.....    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
Contracts in payout
 (annuitization)
 period................            --                --                --               --                  --
                           ----------        ----------        ----------         --------         -----------
    Total net assets...    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
FUND SHARE
 INFORMATION
Number of shares.......       414,895           205,208           171,064            2,570             670,778
                           ==========        ==========        ==========         ========         ===========
Cost of investments....    $4,349,857        $2,175,089        $1,754,931         $ 80,511         $ 8,751,546
                           ==========        ==========        ==========         ========         ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    12.06        $    12.21        $    11.19         $  12.19         $     15.22
                           ==========        ==========        ==========         ========         ===========
    Highest............    $    13.46        $    13.63        $    12.48         $  18.15         $     17.07
                           ==========        ==========        ==========         ========         ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                               VIP
                          GROWTH STOCK
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $1,545,597
                           ----------
    Total assets.......    $1,545,597
                           ==========
NET ASSETS
Accumulation units.....    $1,545,597
Contracts in payout
 (annuitization)
 period................            --
                           ----------
    Total net assets...    $1,545,597
                           ==========
FUND SHARE
 INFORMATION
Number of shares.......        80,124
                           ==========
Cost of investments....    $1,181,625
                           ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.92
                           ==========
    Highest............    $    16.65
                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ----------        ----------          ------          -----------       ----------
    Total assets.......    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
NET ASSETS
Accumulation units.....    $4,992,823        $9,250,165          $1,819          $15,119,094       $9,421,431
Contracts in payout
 (annuitization)
 period................            --            13,043              --              187,836           17,377
                           ----------        ----------          ------          -----------       ----------
    Total net assets...    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       885,252            50,191             150              429,970        9,438,808
                           ==========        ==========          ======          ===========       ==========
Cost of investments....    $4,958,719        $7,222,808          $1,917          $13,279,794       $9,438,808
                           ==========        ==========          ======          ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.65        $    13.20          $14.64 (I)      $     14.07       $     9.16
                           ==========        ==========          ======          ===========       ==========
    Highest............    $    21.76        $    19.36          $14.64          $     21.35       $    10.14
                           ==========        ==========          ======          ===========       ==========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $40,541
                             -------
    Total assets.......      $40,541
                             =======
NET ASSETS
Accumulation units.....      $40,541
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $40,541
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        1,980
                             =======
Cost of investments....      $35,480
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 13.98
                             =======
    Highest............      $ 21.08
                             =======

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,338,660    $31,099,770    $10,279,733    $136,565,815   $33,970,635    $33,590,082
Contracts in payout
 (annuitization) period....           --         93,595             --         647,741        81,327        228,864
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      129,136      1,983,049      1,509,506       8,538,491     1,651,405      1,405,025
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $1,403,011    $26,209,868    $ 9,440,378    $129,492,777   $25,147,312    $21,138,823
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.44    $     18.54    $     15.71    $      15.37   $     13.19    $     18.85
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    17.32    $     21.73    $     17.89    $      17.67   $     15.06    $     34.06
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                          TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                           VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                          INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- --------------- -------------- -------------- -------------- --------------
                           FRANKLIN                        MUTUAL                      TEMPLETON
                        SMALL MID-CAP                      GLOBAL                      DEVELOPING     TEMPLETON
                            GROWTH        FRANKLIN       DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                          SECURITIES   U.S. GOVERNMENT   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                        -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,155,495     $19,063,118    $17,472,708    $75,511,711    $14,513,252    $86,777,662
Contracts in payout
 (annuitization)
 period................           --          48,987        147,840        362,167         92,075        162,963
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       42,544       1,510,838        771,478      3,507,808      1,433,300      5,042,960
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $  712,201     $19,482,531    $15,965,593    $59,460,297    $14,520,055    $73,443,836
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    11.83     $     11.11    $     14.01    $     14.87    $     21.97    $     14.76
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    32.50     $     12.76    $     19.62    $     27.99    $     35.40    $     25.32
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN
                          TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                           VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                          INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                     VIT
                          TEMPLETON      TEMPLETON         VIT           VIT           VIT       STRUCTURED
                         GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC     SMALL CAP
                          SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                        -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value.................   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ----------     ----------    ----------    ----------      -------     ----------
    Total assets.......   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units.....   $1,569,740     $1,065,541    $3,836,029    $3,553,449      $21,172     $8,756,825
Contracts in payout
 (annuitization)
 period................       97,256         45,532            --            --           --             --
                          ----------     ----------    ----------    ----------      -------     ----------
    Total net assets...   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares.......       89,623         72,953       304,689       190,636        1,200        581,077
                          ==========     ==========    ==========    ==========      =======     ==========
Cost of investments....   $1,493,196     $  903,779    $3,415,988    $2,946,616      $14,067     $7,535,157
                          ==========     ==========    ==========    ==========      =======     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    22.62     $    15.70    $    13.40    $    16.96      $ 11.20     $    14.46
                          ==========     ==========    ==========    ==========      =======     ==========
    Highest............   $    34.63     $    23.44    $    16.57    $    39.67      $ 17.36     $    27.15
                          ==========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                            GOLDMAN SACHS
                              VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                              INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                TRUST       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                                 VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                             STRUCTURED     AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                             U.S. EQUITY   FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total assets...........  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
NET ASSETS
Accumulation units.........  $5,779,003   $93,149,264  $49,574,346  $32,777,497  $89,533,055  $155,137,895
Contracts in payout
 (annuitization) period....      13,599       832,067      304,584      145,090    1,445,397     1,864,785
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total net assets.......  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
FUND SHARE
 INFORMATION
Number of shares...........     350,642     1,856,238    2,507,739    1,854,794    2,367,381     7,501,322
                             ==========   ===========  ===========  ===========  ===========  ============
Cost of investments........  $4,208,068   $67,656,518  $34,705,779  $22,293,158  $58,562,147  $ 93,415,215
                             ==========   ===========  ===========  ===========  ===========  ============
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    12.13   $      7.43  $     19.47  $     17.33  $     11.02  $      14.16
                             ==========   ===========  ===========  ===========  ===========  ============
    Highest................  $    17.68   $     22.36  $     32.35  $     23.76  $     28.54  $      55.40
                             ==========   ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL
                               INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH
                            ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value. $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total assets........... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
NET ASSETS
Accumulation units......... $ 8,356,966  $27,932,058  $38,251,342  $ 9,772,759  $17,053,695   $22,821,932
Contracts in payout
 (annuitization) period....     148,826      186,460      363,813      200,184      139,091       495,085
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total net assets....... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........   1,365,296    1,513,376    4,262,158      856,782    3,016,278       660,165
                            ===========  ===========  ===========  ===========  ===========   ===========
Cost of investments........ $10,014,850  $22,622,520  $35,218,982  $10,420,146  $17,351,346   $14,521,337
                            ===========  ===========  ===========  ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.94  $     10.03  $     11.79  $     12.56  $      7.17   $     14.02
                            ===========  ===========  ===========  ===========  ===========   ===========
    Highest................ $     15.53  $     26.31  $     27.48  $     17.35  $     28.27   $     27.50
                            ===========  ===========  ===========  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I. INVESCO V.I.
                            CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY   UTILITIES
                            ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value. $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total assets........... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units......... $11,999,446   $8,482,737   $8,100,234  $33,158,604   $2,914,887   $5,700,827
Contracts in payout
 (annuitization) period....      44,574       50,469       95,034      372,890       32,585      120,169
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total net assets....... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     796,036    1,594,992    8,195,268    2,012,695      151,775      341,808
                            ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments........ $ 9,399,566   $6,402,127   $8,195,268  $21,589,054   $1,997,378   $5,406,942
                            ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.48   $    16.44   $     9.99  $     12.58   $    16.18   $    20.46
                            ===========   ==========   ==========  ===========   ==========   ==========
    Highest................ $     23.92   $    24.21   $    12.06  $     17.20   $    17.15   $    21.68
                            ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                               INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                              SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                                VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                            OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total assets...........  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
NET ASSETS
Accumulation units.........  $7,811,954   $30,148,677  $33,692,094  $118,158,852  $2,065,272  $40,407,468
Contracts in payout
 (annuitization) period....      82,015        79,933       74,973       211,860       1,121       94,706
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total net assets.......  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     843,373       609,694    1,711,458     6,695,176      54,336    1,942,550
                             ==========   ===========  ===========  ============  ==========  ===========
Cost of investments........  $6,752,817   $16,333,330  $24,256,832  $ 78,992,032  $1,373,332  $26,286,934
                             ==========   ===========  ===========  ============  ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    13.40   $     11.39  $     20.14  $      15.65  $    13.68  $     13.10
                             ==========   ===========  ===========  ============  ==========  ===========
    Highest................  $    16.14   $     21.42  $     30.95  $      22.96  $    18.25  $     18.98
                             ==========   ===========  ===========  ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.
                             INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II
                            ------------ ------------ ------------ ------------- ------------ -------------
ASSETS
Investments, at fair value.   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              --------   -----------  -----------    --------    -----------   -----------
    Total assets...........   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
NET ASSETS
Accumulation units.........   $170,193   $38,169,742  $20,636,837    $303,165    $60,066,747   $10,564,164
Contracts in payout
 (annuitization) period....         --       260,927       52,473          --        229,519        10,137
                              --------   -----------  -----------    --------    -----------   -----------
    Total net assets.......   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     27,495     2,075,090    2,288,640      26,271      2,298,752     1,864,956
                              ========   ===========  ===========    ========    ===========   ===========
Cost of investments........   $197,781   $28,822,301  $18,584,386    $320,886    $41,224,000   $10,776,751
                              ========   ===========  ===========    ========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.34   $     11.28  $     12.36    $  11.77    $     19.90   $      8.38
                              ========   ===========  ===========    ========    ===========   ===========
    Highest................   $  12.93   $     20.90  $     16.96    $  13.45    $     24.79   $     21.06
                              ========   ===========  ===========    ========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -------------------------------------------------------------------------------
                               INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            INTERNATIONAL MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                              GROWTH II    EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                            ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ----------    ----------  -----------    --------   -----------     -------
    Total assets...........  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
NET ASSETS
Accumulation units.........  $4,390,384    $2,076,061  $10,576,105    $742,439   $61,987,057     $16,846
Contracts in payout
 (annuitization) period....          --        13,115        9,527          --       229,915          --
                             ----------    ----------  -----------    --------   -----------     -------
    Total net assets.......  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
FUND SHARE
 INFORMATION
Number of shares...........     125,871       139,744    1,986,047     742,439     3,752,531         891
                             ==========    ==========  ===========    ========   ===========     =======
Cost of investments........  $3,597,163    $1,660,050  $ 8,119,997    $742,439   $39,708,922     $12,193
                             ==========    ==========  ===========    ========   ===========     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.97    $    15.43  $     16.16    $   8.63   $     11.58     $ 14.73
                             ==========    ==========  ===========    ========   ===========     =======
    Highest................  $    22.66    $    19.96  $     26.02    $   9.85   $     20.73     $ 16.39
                             ==========    ==========  ===========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                         ----------------------------------------------------------------------------------------
                           INVESCO        INVESCO                                 LEGG MASON       LEGG MASON
                          INVESTMENT     INVESTMENT                    LAZARD      PARTNERS         PARTNERS
                           SERVICES       SERVICES        JANUS      RETIREMENT    VARIABLE         VARIABLE
                         (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                         ------------ ---------------- ------------ ------------ ------------- ------------------
                                                                                  CLEARBRIDGE
                                                                                   VARIABLE       CLEARBRIDGE
                                        INVESCO V.I.                  EMERGING    FUNDAMENTAL    VARIABLE LARGE
                         INVESCO V.I.      VALUE          FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                         UTILITIES II OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                         ------------ ---------------- ------------ ------------ ------------- ------------------
ASSETS
Investments, at fair
 value..................   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           --------      ----------      -------       ------       ------           ------
    Total assets........   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
NET ASSETS
Accumulation units......   $168,771      $5,902,169      $10,380       $  720       $1,565           $1,850
Contracts in payout
 (annuitization) period.         --             946           --           --           --               --
                           --------      ----------      -------       ------       ------           ------
    Total net assets....   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
FUND SHARE
 INFORMATION
Number of shares........      9,975         634,062          195           33           63               97
                           ========      ==========      =======       ======       ======           ======
Cost of investments.....   $164,961      $4,928,951      $ 4,344       $  537       $1,421           $1,296
                           ========      ==========      =======       ======       ======           ======
ACCUMULATION
 UNIT VALUE
    Lowest..............   $  18.67      $    11.94      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======
    Highest.............   $  20.77      $    17.48      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -----------------------------------------------------------------------------
                                                                                             MFS VARIABLE
                             LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                             SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ----------- ------------- ----------- ------------
                                           FUNDAMENTAL GROWTH AND     GROWTH       MID-CAP
                            BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES    STOCK     MFS GROWTH
                            -------------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             -----------   ----------  -----------  -----------  -----------   --------
    Total assets...........  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
NET ASSETS
Accumulation units.........  $23,700,417   $6,561,952  $16,441,722  $10,032,109  $17,888,394   $781,031
Contracts in payout
 (annuitization) period....       93,814       28,006       75,418        8,054      160,266      3,894
                             -----------   ----------  -----------  -----------  -----------   --------
    Total net assets.......  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares...........    1,932,919      313,360      496,906      658,371      770,323     20,090
                             ===========   ==========  ===========  ===========  ===========   ========
Cost of investments........  $22,812,104   $5,021,727  $13,327,494  $ 9,372,797  $14,489,263   $508,522
                             ===========   ==========  ===========  ===========  ===========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     15.03   $    17.08  $     13.52  $     18.50  $     14.64   $   9.60
                             ===========   ==========  ===========  ===========  ===========   ========
    Highest................  $     17.15   $    19.50  $     15.43  $     21.12  $     16.70   $  24.88
                             ===========   ==========  ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------
                        MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                         INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                           TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------ --------------- ------------ ------------ ------------ -------------
                            MFS            MFS         MFS NEW                 MFS RESEARCH
                         HIGH YIELD  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                        ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments, at fair
 value.................   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          --------     ----------     ----------    --------     --------     --------
    Total assets.......   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
NET ASSETS
Accumulation units.....   $318,690     $1,152,604     $1,797,755    $671,877     $858,865     $223,141
Contracts in payout
 (annuitization)
 period................         --          5,649             --       5,203        2,092           --
                          --------     ----------     ----------    --------     --------     --------
    Total net assets...   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
FUND SHARE
 INFORMATION
Number of shares.......     50,747         38,673         81,457      23,559       65,572        6,999
                          ========     ==========     ==========    ========     ========     ========
Cost of investments....   $313,898     $  692,815     $1,181,406    $425,777     $781,420     $158,159
                          ========     ==========     ==========    ========     ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  17.63     $    13.65     $    18.09    $  12.00     $  17.99     $  27.55
                          ========     ==========     ==========    ========     ========     ========
    Highest............   $  18.68     $    17.02     $    38.24    $  16.15     $  19.05     $  29.31
                          ========     ==========     ==========    ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------------------------
                         MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY
                           INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE       VARIABLE
                             TRUST           TRUST           TRUST           TRUST           TRUST        INVESTMENT
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- --------------- --------------- --------------- --------------- --------------
                                         MFS INVESTORS      MFS NEW
                          MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY
                        --------------- --------------- --------------- --------------- --------------- --------------
ASSETS
Investments, at fair
 value.................    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           --------        --------        --------         -------       ----------     -----------
    Total assets.......    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
NET ASSETS
Accumulation units.....    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,583,968
Contracts in payout
 (annuitization)
 period................          --              --              --              --               --         396,391
                           --------        --------        --------         -------       ----------     -----------
    Total net assets...    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
FUND SHARE
 INFORMATION
Number of shares.......       3,251           4,713           7,841           2,351           46,936       1,983,153
                           ========        ========        ========         =======       ==========     ===========
Cost of investments....    $ 58,014        $ 76,970        $107,314         $31,720       $1,033,790     $34,138,624
                           ========        ========        ========         =======       ==========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $  13.98        $  14.28        $  18.38         $ 14.35       $    21.60     $     12.44
                           ========        ========        ========         =======       ==========     ===========
    Highest............    $  22.75        $  19.40        $  26.17         $ 21.10       $    30.48     $     61.04
                           ========        ========        ========         =======       ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                            SERIES         SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- ----------------
                                                                                                       EUROPEAN
                            GLOBAL                       LIMITED                      MULTI CAP         EQUITY
                        INFRASTRUCTURE  INCOME PLUS      DURATION     MONEY MARKET      GROWTH     (CLASS Y SHARES)
                        -------------- -------------- -------------- -------------- -------------- ----------------
ASSETS
Investments, at fair
 value.................  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total assets.......  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
NET ASSETS
Accumulation units.....  $52,926,396    $66,862,970    $ 8,519,201    $30,901,543    $209,704,366    $11,303,570
Contracts in payout
 (annuitization)
 period................      893,641        995,069         38,482        485,562       1,529,572        101,435
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total net assets...  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
FUND SHARE
 INFORMATION
Number of shares.......    5,582,991      5,910,979      1,134,971     31,387,105       3,481,687        567,696
                         ===========    ===========    ===========    ===========    ============    ===========
Cost of investments....  $62,222,402    $62,870,905    $10,149,059    $31,387,105    $113,673,605    $ 9,726,199
                         ===========    ===========    ===========    ===========    ============    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.44    $     16.70    $      9.48    $      9.49    $      15.27    $     11.51
                         ===========    ===========    ===========    ===========    ============    ===========
    Highest............  $     55.95    $     50.32    $     11.87    $     24.33    $     213.64    $     21.48
                         ===========    ===========    ===========    ===========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                      ----------------------------------------------------------------------------------------------------
                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     NEUBERGER
                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         BERMAN
                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       ADVISORS
                           SERIES           SERIES           SERIES           SERIES           SERIES        MANAGEMENT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)      TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
                           GLOBAL           INCOME          LIMITED                          MULTI CAP
                       INFRASTRUCTURE        PLUS           DURATION       MONEY MARKET        GROWTH            AMT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) LARGE CAP VALUE
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair
 value...............   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        -----------      -----------      -----------      -----------      -----------        -------
    Total assets.....   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
NET ASSETS
Accumulation
 units...............   $14,188,756      $80,571,036      $31,868,776      $37,107,706      $68,819,256        $24,052
Contracts in payout
 (annuitization)
 period..............        76,988          157,505           70,793          411,724           94,515             --
                        -----------      -----------      -----------      -----------      -----------        -------
    Total net
     assets..........   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
FUND SHARE
 INFORMATION
Number of shares.....     1,486,015        7,050,528        4,247,283       37,519,430        1,149,329          1,599
                        ===========      ===========      ===========      ===========      ===========        =======
Cost of
 investments.........   $16,107,316      $75,118,055      $38,481,222      $37,519,430      $35,263,135        $23,811
                        ===========      ===========      ===========      ===========      ===========        =======
ACCUMULATION
 UNIT VALUE
    Lowest...........   $     13.01      $     13.81      $      8.11      $      8.73      $     14.00        $ 17.55
                        ===========      ===========      ===========      ===========      ===========        =======
    Highest..........   $     27.26      $     19.70      $     10.35      $     10.44      $     30.16        $ 18.75
                        ===========      ===========      ===========      ===========      ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------
                         NEUBERGER
                          BERMAN
                         ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                        MANAGEMENT    VARIABLE       VARIABLE      VARIABLE       VARIABLE      VARIABLE
                           TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ----------- ------------- -------------- ------------- -------------- -------------
                                     OPPENHEIMER                                OPPENHEIMER
                        AMT MID-CAP    CAPITAL     OPPENHEIMER    OPPENHEIMER    DISCOVERY     OPPENHEIMER
                          GROWTH    APPRECIATION  CAPITAL INCOME   CORE BOND   MID CAP GROWTH    GLOBAL
                        ----------- ------------- -------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          -------    ----------     ----------    ----------      --------     ----------
    Total assets.......   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
NET ASSETS
Accumulation units.....   $23,316    $3,426,323     $1,387,535    $  937,223      $619,590     $3,038,041
Contracts in payout
 (annuitization)
 period................        --         7,102        111,337            --            --          5,824
                          -------    ----------     ----------    ----------      --------     ----------
    Total net assets...   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       568        59,320        108,300       119,696         8,316         74,495
                          =======    ==========     ==========    ==========      ========     ==========
Cost of investments....   $15,940    $2,242,784     $1,441,054    $1,151,550      $384,060     $2,071,096
                          =======    ==========     ==========    ==========      ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $ 13.37    $    10.52     $    11.27    $    11.17      $   7.09     $    17.40
                          =======    ==========     ==========    ==========      ========     ==========
    Highest............   $ 26.56    $    16.96     $    14.77    $    11.83      $  17.63     $    28.61
                          =======    ==========     ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ----------------------------------------------------------------------------------------------
                                                                         OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                          VARIABLE         VARIABLE        VARIABLE
                           OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))         ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
                           OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                         GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL       OPPENHEIMER
                              INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)   CORE BOND (SS)
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
ASSETS
Investments, at fair
 value..................    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total assets........    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
NET ASSETS
Accumulation units......    $1,972,172     $1,627,357    $1,490,955      $28,586,388      $11,084,225     $25,459,554
Contracts in payout
 (annuitization) period.       162,564         19,483         2,002          140,690           38,092          21,149
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total net assets....    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       396,791         52,716        53,703          500,733          814,225       3,292,080
                            ==========     ==========    ==========      ===========      ===========     ===========
Cost of investments.....    $2,002,884     $1,042,771    $  823,841      $18,305,679      $11,673,781     $28,611,561
                            ==========     ==========    ==========      ===========      ===========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............    $     3.97     $    12.78    $    31.68      $     15.82      $     12.64     $      7.72
                            ==========     ==========    ==========      ===========      ===========     ===========
    Highest.............    $    20.83     $    19.26    $    33.56      $     18.42      $     14.82     $      8.81
                            ==========     ==========    ==========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ----------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES      VARIABLE
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))      INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
                          OPPENHEIMER
                           DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                            MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET      FOREIGN BOND
                          GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)  (US DOLLAR-HEDGED)
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
ASSETS
Investments, at fair
 value.................   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ----------      -----------     -----------      -----------      -----------         ------
    Total assets.......   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
NET ASSETS
Accumulation units.....   $8,389,364      $13,857,240     $63,187,870      $46,800,905      $20,862,792         $1,865
Contracts in payout
 (annuitization)
 period................       18,976          158,713         615,191          144,178          138,870             --
                          ----------      -----------     -----------      -----------      -----------         ------
    Total net assets...   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
FUND SHARE
 INFORMATION
Number of shares.......      116,427          346,329      11,600,557        1,514,846          762,865            186
                          ==========      ===========     ===========      ===========      ===========         ======
Cost of investments....   $4,965,076      $ 9,798,704     $61,518,484      $30,117,373      $11,826,383         $1,898
                          ==========      ===========     ===========      ===========      ===========         ======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    18.46      $     24.48     $     15.75      $     18.26      $     27.56         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======
    Highest............   $    21.64      $     28.70     $     18.46      $     21.41      $     32.31         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                           PIMCO VIT
                                                           COMMODITY        PIMCO VIT
                                                          REAL RETURN        EMERGING        PIMCO VIT        PIMCO VIT
                                          PIMCO TOTAL       STRATEGY       MARKETS BOND     REAL RETURN      TOTAL RETURN
                         MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            -------         ------         ----------       ----------       ----------      -----------
    Total assets.......     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units.....     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
Contracts in payout
 (annuitization)
 period................          --             --                 --               --               --               --
                            -------         ------         ----------       ----------       ----------      -----------
    Total net assets...     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares.......      19,772            143            463,404          107,884          386,870        1,684,613
                            =======         ======         ==========       ==========       ==========      ===========
Cost of investments....     $19,772         $1,528         $4,200,321       $1,486,492       $5,047,021      $18,256,838
                            =======         ======         ==========       ==========       ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  9.96         $16.65         $     7.91       $    13.57       $    12.07      $     13.24
                            =======         ======         ==========       ==========       ==========      ===========
    Highest............     $  9.96         $16.65         $     8.76       $    15.03       $    13.36      $     14.66
                            =======         ======         ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                          PROFUNDS       PROFUNDS         PROFUNDS        PROFUNDS       PUTNAM         PUTNAM
                             VP             VP               VP              VP      VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------------ ------------ -------------- --------------
                                                          PROFUND                     VT AMERICAN         VT
                           PROFUND       PROFUND             VP           PROFUND      GOVERNMENT      CAPITAL
                        VP FINANCIALS VP HEALTH CARE TELECOMMUNICATIONS VP UTILITIES     INCOME     OPPORTUNITIES
                        ------------- -------------- ------------------ ------------ -------------- --------------
ASSETS
Investments, at fair
 value.................    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ------         ------           ------         -------     -----------     ----------
    Total assets.......    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
NET ASSETS
Accumulation units.....    $4,301         $4,562           $3,661         $20,311     $20,162,006     $5,254,818
Contracts in payout
 (annuitization)
 period................        --             --               --              --         321,741             --
                           ------         ------           ------         -------     -----------     ----------
    Total net assets...    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       154             88              417             579       2,054,538        224,661
                           ======         ======           ======         =======     ===========     ==========
Cost of investments....    $2,955         $2,616           $3,083         $15,121     $23,290,138     $3,435,328
                           ======         ======           ======         =======     ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 8.32         $16.14           $10.46         $  9.84     $      9.18     $    20.31
                           ======         ======           ======         =======     ===========     ==========
    Highest............    $18.33         $21.47           $15.33         $ 15.64     $     19.04     $    28.58
                           ======         ======           ======         =======     ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT         VT GEORGE          VT             VT
                         DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL
                            INCOME         INCOME        BALANCED      ALLOCATION       EQUITY      HEALTH CARE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total assets.......  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $27,722,191    $81,445,446    $58,696,060    $25,026,949    $18,621,565    $29,438,752
Contracts in payout
 (annuitization)
 period................      116,450        310,542        245,020         37,237         73,955          8,297
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets...  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    3,677,496      4,007,646      6,372,009      1,327,552      1,203,833      1,684,614
                         ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments....  $28,920,003    $43,059,454    $61,159,144    $19,453,567    $17,565,457    $19,920,456
                         ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.13    $     12.57    $     12.29    $     13.60    $      7.41    $     15.68
                         ===========    ===========    ===========    ===========    ===========    ===========
    Highest............  $     21.01    $     25.67    $     15.34    $     20.93    $     17.14    $     22.68
                         ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                                                            VT                                           VT
                          VT GLOBAL    VT GROWTH AND      GROWTH           VT             VT       INTERNATIONAL
                          UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total assets.......  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $11,541,421    $157,283,727   $10,780,085    $39,621,875    $81,173,844    $96,770,691
Contracts in payout
 (annuitization)
 period................        8,126         467,228        26,284        107,420        525,478        314,053
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets...  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      873,642       6,597,698     1,262,426      5,619,419      6,865,489      6,793,894
                         ===========    ============   ===========    ===========    ===========    ===========
Cost of investments....  $12,127,412    $138,098,506   $ 7,611,465    $38,222,904    $81,577,745    $98,372,258
                         ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.75    $      13.34   $      6.26    $     15.35    $     13.44    $     10.07
                         ===========    ============   ===========    ===========    ===========    ===========
    Highest............  $     21.48    $      21.32   $     19.16    $     24.62    $     19.77    $     21.27
                         ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT                            VT             VT             VT
                        INTERNATIONAL  INTERNATIONAL                     MONEY        MULTI CAP      MULTI CAP
                            GROWTH         VALUE       VT INVESTORS      MARKET         GROWTH         VALUE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total assets.......  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $14,692,005    $16,348,336    $57,620,468    $65,126,996    $85,095,380     $7,870,846
Contracts in payout
 (annuitization)
 period................       47,105         26,861        237,731        265,599        131,442             --
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total net assets...  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      736,587      1,480,578      3,764,359     65,392,595      2,797,073        397,317
                         ===========    ===========    ===========    ===========    ===========     ==========
Cost of investments....  $10,935,693    $18,472,379    $42,176,411    $65,392,595    $60,609,928     $5,511,315
                         ===========    ===========    ===========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $      7.32    $     12.46    $      8.64    $      8.62    $      6.76     $    20.12
                         ===========    ===========    ===========    ===========    ===========     ==========
    Highest............  $     15.92    $     18.97    $     21.63    $     11.67    $     24.31     $    27.81
                         ===========    ===========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            ----------------------------------------------------------------------------------------
                                                                         THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- -------------- --------------
                                                                                                        VAN KAMPEN
                                                                          VAN KAMPEN                    UIF GLOBAL
                                                                           UIF CORE      VAN KAMPEN   TACTICAL ASSET
                                            VT SMALL CAP                  PLUS FIXED    UIF EMERGING    ALLOCATION
                             VT RESEARCH       VALUE        VT VOYAGER      INCOME     MARKETS EQUITY   PORTFOLIO
                            -------------- -------------- -------------- ------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             -----------    -----------    ------------    --------     -----------    -----------
    Total assets...........  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
NET ASSETS
Accumulation units.........  $26,915,471    $47,991,264    $119,044,636    $659,314     $23,127,050    $90,722,760
Contracts in payout
 (annuitization) period....       82,695         26,971         336,227          --         103,691      1,314,556
                             -----------    -----------    ------------    --------     -----------    -----------
    Total net assets.......  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,485,048      2,304,138       2,315,827      64,575       1,581,398      8,321,638
                             ===========    ===========    ============    ========     ===========    ===========
Cost of investments........  $17,935,355    $35,264,890    $ 85,471,332    $679,817     $21,001,775    $84,518,048
                             ===========    ===========    ============    ========     ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     10.64    $     18.54    $       9.00    $  12.54     $     17.25    $     11.19
                             ===========    ===========    ============    ========     ===========    ===========
    Highest................  $     21.53    $     37.60    $      22.75    $  16.59     $     30.08    $     57.65
                             ===========    ===========    ============    ========     ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------
                                                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------- ------------- -------------- -------------
                                                                    VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                                      VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL
                         VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE
                         UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)
                        ------------- -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total assets.......  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
NET ASSETS
Accumulation units.....  $27,303,232   $16,534,772    $18,678,184   $11,960,877    $9,292,661    $46,216,185
Contracts in payout
 (annuitization)
 period................       78,748        50,144         67,511        50,633            --        336,659
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total net assets...  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      882,436     1,150,931      1,190,959     1,470,197       634,745      2,542,482
                         ===========   ===========    ===========   ===========    ==========    ===========
Cost of investments....  $14,617,993   $11,655,910    $17,023,056   $12,156,340    $8,931,203    $38,142,685
                         ===========   ===========    ===========   ===========    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.17   $     23.94    $     22.74   $     17.53    $    30.57    $     20.31
                         ===========   ===========    ===========   ===========    ==========    ===========
    Highest............  $     24.67   $     29.89    $     41.48   $     24.90    $    35.21    $     28.70
                         ===========   ===========    ===========   ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN
                                       UIF GLOBAL
                                     TACTICAL ASSET                VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                       ALLOCATION    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                       PORTFOLIO     UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value..........  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      -----------    ----------    -----------   -----------    -----------
    Total assets....................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $31,841,660    $7,171,490    $23,780,801   $12,652,022    $36,762,918
Contracts in payout (annuitization)
 period.............................      137,756        22,243         24,406        66,250        131,400
                                      -----------    ----------    -----------   -----------    -----------
    Total net assets................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    2,899,312       236,714      1,670,541       463,494      2,355,959
                                      ===========    ==========    ===========   ===========    ===========
Cost of investments.................  $29,053,524    $3,660,850    $17,661,053   $ 6,778,298    $34,399,322
                                      ===========    ==========    ===========   ===========    ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     12.24    $    20.38    $     15.15   $     31.50    $     22.60
                                      ===========    ==========    ===========   ===========    ===========
    Highest.........................  $     17.42    $    27.01    $     33.66   $     36.68    $     29.73
                                      ===========    ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --   $     --   $       --    $   --     $     --    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........   (100,358)   (39,217)    (126,713)     (251)      (8,647)     (5,639)
    Administrative expense..............     (9,878)    (3,920)     (14,623)      (27)        (934)       (484)
                                         ----------   --------   ----------    ------     --------    --------
    Net investment income (loss)........   (110,236)   (43,137)    (141,336)     (278)      (9,581)     (6,123)
                                         ----------   --------   ----------    ------     --------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  1,457,066    520,694    1,252,429       284       41,466       6,158
    Cost of investments sold............  1,250,433    406,556      997,960       265       37,690       6,714
                                         ----------   --------   ----------    ------     --------    --------
       Realized gains (losses) on
        fund shares.....................    206,633    114,138      254,469        19        3,776        (556)
Realized gain distributions.............         --         --           --        --           --          --
                                         ----------   --------   ----------    ------     --------    --------
    Net realized gains (losses).........    206,633    114,138      254,469        19        3,776        (556)
Change in unrealized gains (losses).....    405,766    284,564    1,313,503     1,843      (23,824)    (15,520)
                                         ----------   --------   ----------    ------     --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    612,399    398,702    1,567,972     1,862      (20,048)    (16,076)
                                         ----------   --------   ----------    ------     --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $  502,163   $355,565   $1,426,636    $1,584     $(29,629)   $(22,199)
                                         ==========   ========   ==========    ======     ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2021        2022        2023      2024 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --    $     --   $       --   $     --   $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,203)     (4,730)     (11,910)    (2,178)    (104,716)    (1,065)
    Administrative expense...........      (206)       (460)      (1,230)      (208)     (10,907)      (129)
                                       --------    --------   ----------   --------   ----------    -------
    Net investment income
     (loss)..........................    (2,409)     (5,190)     (13,140)    (2,386)    (115,623)    (1,194)
                                       --------    --------   ----------   --------   ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   327,001     482,949    1,279,390    251,542    1,435,777      5,451
    Cost of investments sold.........   301,435     462,431    1,313,049    256,750    1,168,232      5,678
                                       --------    --------   ----------   --------   ----------    -------
       Realized gains (losses)
        on fund shares...............    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Realized gain distributions..........        --          --           --         --           --         --
                                       --------    --------   ----------   --------   ----------    -------
    Net realized gains (losses)......    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Change in unrealized gains
 (losses)............................   (35,292)    (47,909)     (33,855)    (5,959)   1,192,936        840
                                       --------    --------   ----------   --------   ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    (9,726)    (27,391)     (67,514)   (11,167)   1,460,481        613
                                       --------    --------   ----------   --------   ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(12,135)   $(32,581)  $  (80,654)  $(13,553)  $1,344,858    $  (581)
                                       ========    ========   ==========   ========   ==========    =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      ---------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                         TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- -------------- ----------- ------------
                                                                               AST                       AST
                                          AST       AST FI        AST        FRANKLIN                  GOLDMAN
                                       FEDERATED  PYRAMIS(R)  FIRST TRUST   TEMPLETON        AST        SACHS
                                      AGGRESSIVE     ASSET     BALANCED   FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                        GROWTH    ALLOCATION    TARGET      ALLOCATION   REAL ESTATE    GROWTH
                                      ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   --      $    --   $       --     $     --       $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (239)      (3,890)     (37,529)     (40,473)        (37)        (547)
    Administrative expense...........      (33)        (425)      (3,856)      (4,866)         (4)         (77)
                                        ------      -------   ----------     --------       -----      -------
    Net investment income
     (loss)..........................     (272)      (4,315)     (41,385)     (45,339)        (41)        (624)
                                        ------      -------   ----------     --------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,751       55,221    1,120,747      710,647         239        7,495
    Cost of investments sold.........    3,964       48,661      964,683      634,081         167        4,756
                                        ------      -------   ----------     --------       -----      -------
       Realized gains (losses)
        on fund shares...............      787        6,560      156,064       76,566          72        2,739
Realized gain distributions..........       --           --           --           --          --           --
                                        ------      -------   ----------     --------       -----      -------
    Net realized gains (losses)......      787        6,560      156,064       76,566          72        2,739
Change in unrealized gains
 (losses)............................    6,799       42,465      181,511      627,135          48       10,692
                                        ------      -------   ----------     --------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,586       49,025      337,575      703,701         120       13,431
                                        ------      -------   ----------     --------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $7,314      $44,710   $  296,190     $658,362       $  79      $12,807
                                        ======      =======   ==========     ========       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- --------------- ----------- ----------- -----------
                                             AST         AST                         AST
                                           GOLDMAN     GOLDMAN         AST         GOLDMAN       AST
                                            SACHS       SACHS        GOLDMAN        SACHS      HERNDON
                                          LARGE-CAP    MID-CAP        SACHS       SMALL-CAP   LARGE-CAP      AST
                                            VALUE      GROWTH    MULTI-ASSET (B)    VALUE     VALUE (C)  HIGH YIELD
                                         ----------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --       $    --       $   --      $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (103)        (547)       (6,957)         (77)       (276)      (1,034)
    Administrative expense..............      (15)         (72)         (834)         (11)        (36)        (146)
                                           ------      -------       -------       ------      ------      -------
    Net investment income (loss)........     (118)        (619)       (7,791)         (88)       (312)      (1,180)
                                           ------      -------       -------       ------      ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      130        1,148        97,362          224       5,113       19,260
    Cost of investments sold............      122          996        87,219          162       4,640       17,597
                                           ------      -------       -------       ------      ------      -------
       Realized gains (losses) on
        fund shares.....................        8          152        10,143           62         473        1,663
Realized gain distributions.............       --           --            --           --          --           --
                                           ------      -------       -------       ------      ------      -------
    Net realized gains (losses).........        8          152        10,143           62         473        1,663
Change in unrealized gains
 (losses)...............................    2,702       13,286        39,370        2,117       6,718        4,615
                                           ------      -------       -------       ------      ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,710       13,438        49,513        2,179       7,191        6,278
                                           ------      -------       -------       ------      ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,592      $12,819       $41,722       $2,091      $6,879      $ 5,098
                                           ======      =======       =======       ======      ======      =======

--------
(b)Previously known as AST Horizon Moderate Asset Allocation
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------------
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                             TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ------------- -------------
                                                                         AST         AST          AST           AST
                                              AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                         INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                            GROWTH         VALUE        BOND      THEMATIC    EQUITY (D)   OPPORTUNITIES
                                         ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --    $       --    $    --      $   --       $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (558)         (755)      (44,059)    (2,011)       (717)       (47,905)
    Administrative expense..............        (77)         (100)       (4,862)      (245)        (76)        (4,984)
                                            -------       -------    ----------    -------      ------       --------
    Net investment income (loss)........       (635)         (855)      (48,921)    (2,256)       (793)       (52,889)
                                            -------       -------    ----------    -------      ------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,925        10,450     3,953,813     46,355       2,858        584,689
    Cost of investments sold............     13,588        11,047     3,861,396     42,087       2,805        491,704
                                            -------       -------    ----------    -------      ------       --------
       Realized gains (losses) on
        fund shares.....................      1,337          (597)       92,417      4,268          53         92,985
Realized gain distributions.............         --            --            --         --          --             --
                                            -------       -------    ----------    -------      ------       --------
    Net realized gains (losses).........      1,337          (597)       92,417      4,268          53         92,985
Change in unrealized gains
 (losses)...............................      7,346        12,363      (174,643)    19,636       7,229        251,776
                                            -------       -------    ----------    -------      ------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      8,683        11,766       (82,226)    23,904       7,282        344,761
                                            -------       -------    ----------    -------      ------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 8,048       $10,911    $ (131,147)   $21,648      $6,489       $291,872
                                            =======       =======    ==========    =======      ======       ========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                         AST
                                                       LOOMIS        AST
                                             AST       SAYLES    LORD ABBETT     AST         AST         AST
                                          LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                            VALUE    GROWTH (E)    INCOME      EQUITY      GROWTH       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --     $    --     $    --     $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (72)      (1,444)       (630)       (616)      (159)        (471)
    Administrative expense..............      (11)        (173)        (92)        (94)       (24)         (55)
                                           ------      -------     -------     -------     ------      -------
    Net investment income (loss)........      (83)      (1,617)       (722)       (710)      (183)        (526)
                                           ------      -------     -------     -------     ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................       87        3,508       3,813       4,018      1,371          532
    Cost of investments sold............       73        2,779       3,521       3,380        896          312
                                           ------      -------     -------     -------     ------      -------
       Realized gains (losses) on
        fund shares.....................       14          729         292         638        475          220
Realized gain distributions.............       --           --          --          --         --           --
                                           ------      -------     -------     -------     ------      -------
    Net realized gains (losses).........       14          729         292         638        475          220
Change in unrealized gains (losses).....    2,363       35,295      (1,553)     14,455      4,572        9,867
                                           ------      -------     -------     -------     ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,377       36,024      (1,261)     15,093      5,047       10,087
                                           ------      -------     -------     -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $2,294      $34,407     $(1,983)    $14,383     $4,864      $ 9,561
                                           ======      =======     =======     =======     ======      =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                            TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ----------- -----------
                                                         AST
                                                      NEUBERGER      AST                       AST         AST
                                                      BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                             AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                            MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                           MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                         ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --    $    --     $    --      $    --       $  --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (6,370)      (309)       (477)         (58)       (194)      (1,130)
    Administrative expense..............       (657)       (40)        (68)          (6)        (23)        (160)
                                         ----------    -------     -------      -------       -----      -------
    Net investment income (loss)........     (7,027)      (349)       (545)         (64)       (217)      (1,290)
                                         ----------    -------     -------      -------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  1,195,508     11,498       4,423       10,060         709       21,027
    Cost of investments sold............  1,195,508      8,242       3,721        9,454         705       22,316
                                         ----------    -------     -------      -------       -----      -------
       Realized gains (losses) on
        fund shares.....................         --      3,256         702          606           4       (1,289)
Realized gain distributions.............         --         --          --           --          --           --
                                         ----------    -------     -------      -------       -----      -------
    Net realized gains (losses).........         --      3,256         702          606           4       (1,289)
Change in unrealized gains
 (losses)...............................         --      6,286      12,246           31          35       (1,048)
                                         ----------    -------     -------      -------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         --      9,542      12,948          637          39       (2,337)
                                         ----------    -------     -------      -------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $   (7,027)   $ 9,193     $12,403      $   573       $(178)     $(3,627)
                                         ==========    =======     =======      =======       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------
                                           ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST        TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------ -------------- ----------- ----------- -----------
                                             AST          AST           AST           AST                     AST
                                            PIMCO     PRESERVATION   PRUDENTIAL     QMA US        AST      SCHRODERS
                                         TOTAL RETURN    ASSET         GROWTH       EQUITY     RCM WORLD    GLOBAL
                                             BOND      ALLOCATION  ALLOCATION (F)    ALPHA    TRENDS (AV)  TACTICAL
                                         ------------ ------------ -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $     --    $       --    $       --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (4,512)     (120,728)     (127,792)       (492)    (24,222)     (5,460)
    Administrative expense..............       (457)      (12,580)      (13,226)        (72)     (2,538)       (712)
                                           --------    ----------    ----------     -------    --------     -------
    Net investment income (loss)........     (4,969)     (133,308)     (141,018)       (564)    (26,760)     (6,172)
                                           --------    ----------    ----------     -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    318,741     1,720,070     4,333,719      17,783     495,474      59,686
    Cost of investments sold............    310,416     1,478,307     3,907,082      13,800     384,206      50,915
                                           --------    ----------    ----------     -------    --------     -------
       Realized gains (losses) on
        fund shares.....................      8,325       241,763       426,637       3,983     111,268       8,771
Realized gain distributions.............         --            --            --          --          --          --
                                           --------    ----------    ----------     -------    --------     -------
    Net realized gains (losses).........      8,325       241,763       426,637       3,983     111,268       8,771
Change in unrealized gains (losses).....    (20,435)      492,352       968,355       9,694      83,849      68,770
                                           --------    ----------    ----------     -------    --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (12,110)      734,115     1,394,992      13,677     195,117      77,541
                                           --------    ----------    ----------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(17,079)   $  600,807    $1,253,974     $13,113    $168,357     $71,369
                                           ========    ==========    ==========     =======    ========     =======

--------
(f)Previously known as AST First Trust Capital Appreciation Target
(av)Previously known as AST CLS Moderate Asset Allocation


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      -------------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED       ADVANCED      ADVANCED
                                        SERIES      SERIES      SERIES        SERIES         SERIES        SERIES
                                         TRUST       TRUST       TRUST         TRUST          TRUST         TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ----------- --------------- ------------- -------------
                                          AST
                                       SCHRODERS                                               AST           AST
                                      MULTI-ASSET     AST         AST           AST       T. ROWE PRICE T. ROWE PRICE
                                         WORLD     SMALL-CAP   SMALL-CAP     TEMPLETON        ASSET        EQUITY
                                      STRATEGIES    GROWTH       VALUE    GLOBAL BOND (G)  ALLOCATION      INCOME
                                      ----------- ----------- ----------- --------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --        $    --       $      --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (11,203)       (36)       (300)          (703)        (91,393)      (1,038)
    Administrative expense...........    (1,168)        (4)        (39)           (90)         (9,329)        (107)
                                       --------     ------      ------        -------       ---------      -------
    Net investment income
     (loss)..........................   (12,371)       (40)       (339)          (793)       (100,722)      (1,145)
                                       --------     ------      ------        -------       ---------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   319,991      1,581       2,629          6,229         936,227        4,647
    Cost of investments sold.........   264,592      1,343       1,652          6,507         733,008        3,988
                                       --------     ------      ------        -------       ---------      -------
       Realized gains (losses)
        on fund shares...............    55,399        238         977           (278)        203,219          659
Realized gain distributions..........        --         --          --             --              --           --
                                       --------     ------      ------        -------       ---------      -------
    Net realized gains (losses)......    55,399        238         977           (278)        203,219          659
Change in unrealized gains
 (losses)............................    48,715        757       7,324         (2,137)        745,014       17,723
                                       --------     ------      ------        -------       ---------      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   104,114        995       8,301         (2,415)        948,233       18,382
                                       --------     ------      ------        -------       ---------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 91,743     $  955      $7,962        $(3,208)      $ 847,511      $17,237
                                       ========     ======      ======        =======       =========      =======

--------
(g)Previously known as AST T. Rowe Price Global Bond


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------
                                                                                              ALLIANCE     ALLIANCE
                                                                                              BERNSTEIN    BERNSTEIN
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE     VARIABLE
                                            SERIES        SERIES       SERIES      SERIES      PRODUCT      PRODUCT
                                             TRUST         TRUST        TRUST       TRUST    SERIES FUND  SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ----------- -------------
                                                                         AST
                                              AST           AST      WELLINGTON      AST                   ALLIANCE
                                         T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE   BERNSTEIN VPS
                                           LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN    GROWTH &
                                            GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH     INCOME
                                         ------------- ------------- ----------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --      $    --      $  --    $    5,700   $   720,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........       (409)       (1,590)      (1,855)      (110)     (325,336)     (972,148)
    Administrative expense..............        (52)         (187)        (199)       (19)      (32,490)      (73,076)
                                            -------       -------      -------      -----    ----------   -----------
    Net investment income
     (loss).............................       (461)       (1,777)      (2,054)      (129)     (352,126)     (325,040)
                                            -------       -------      -------      -----    ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     29,408        25,327       41,355        611     5,457,077    14,820,034
    Cost of investments sold............     16,448        27,319       34,234        610     3,748,049    12,855,532
                                            -------       -------      -------      -----    ----------   -----------
       Realized gains (losses) on
        fund shares.....................     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Realized gain distributions.............         --            --           --         --            --            --
                                            -------       -------      -------      -----    ----------   -----------
    Net realized gains (losses).........     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Change in unrealized gains
 (losses)...............................       (452)       19,458       17,117       (199)    4,574,781    15,892,116
                                            -------       -------      -------      -----    ----------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     12,508        17,466       24,238       (198)    6,283,809    17,856,618
                                            -------       -------      -------      -----    ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $12,047       $15,689      $22,184      $(327)   $5,931,683   $17,531,578
                                            =======       =======      =======      =====    ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                  BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                                   PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                                 SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ---------------- ----------------
                                  ALLIANCE      ALLIANCE      ALLIANCE
                                BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                                INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                                    VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                                ------------- ------------- ------------- ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  761,728    $       --    $   78,406     $ 23,075         $  182           $   92
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (201,622)     (282,062)     (283,720)     (19,059)          (156)             (74)
    Administrative
     expense...................     (26,210)      (23,407)      (36,608)      (2,370)           (11)              (6)
                                 ----------    ----------    ----------     --------         ------           ------
    Net investment income
     (loss)....................     533,896      (305,469)     (241,922)       1,646             15               12
                                 ----------    ----------    ----------     --------         ------           ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   4,557,517     3,294,432     5,439,196      659,539            908               83
    Cost of investments
     sold......................   5,396,513     2,281,682     4,044,158      623,951            786               65
                                 ----------    ----------    ----------     --------         ------           ------
       Realized gains
        (losses) on fund
        shares.................    (838,996)    1,012,750     1,395,038       35,588            122               18
Realized gain
 distributions.................          --            --     1,071,248           --            221               --
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized gains
     (losses)..................    (838,996)    1,012,750     2,466,286       35,588            343               18
Change in unrealized gains
 (losses)......................   2,885,229     4,856,891     3,532,808      336,755          1,315            1,011
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   2,046,233     5,869,641     5,999,094      372,343          1,658            1,029
                                 ----------    ----------    ----------     --------         ------           ------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $2,580,129    $5,564,172    $5,757,172     $373,989         $1,673           $1,041
                                 ==========    ==========    ==========     ========         ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         --------------------------------------------------------------------------
                                           DREYFUS
                                          SOCIALLY                   DREYFUS     DREYFUS        DWS         DWS
                                         RESPONSIBLE                VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                                           GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT   VARIABLE    VARIABLE
                                         FUND, INC.   INDEX FUND      FUND         FUND      SERIES I    SERIES I
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------- ----------- ------------ ----------- -----------
                                           DREYFUS                                                          DWS
                                          SOCIALLY                                                        CAPITAL
                                         RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS       GROWTH
                                         GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A     VIP A
                                         ----------- ------------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  220      $  9,233      $   747     $     --    $ 11,217    $ 12,142
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (209)       (6,646)      (1,133)      (6,055)     (1,248)     (4,108)
    Administrative expense..............      (18)         (502)         (85)        (467)       (935)     (2,937)
                                           ------      --------      -------     --------    --------    --------
    Net investment income (loss)........       (7)        2,085         (471)      (6,522)      9,034       5,097
                                           ------      --------      -------     --------    --------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      760        34,423       10,930      232,387      59,643     123,342
    Cost of investments sold............      607        28,514        8,728      232,387      59,593      91,771
                                           ------      --------      -------     --------    --------    --------
       Realized gains (losses) on
        fund shares.....................      153         5,909        2,202           --          50      31,571
Realized gain distributions.............       --         5,408           --           --          --          --
                                           ------      --------      -------     --------    --------    --------
    Net realized gains (losses).........      153        11,317        2,202           --          50      31,571
Change in unrealized gains
 (losses)...............................    4,794       117,942       23,042           --     (21,024)    249,928
                                           ------      --------      -------     --------    --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    4,947       129,259       25,244           --     (20,974)    281,499
                                           ------      --------      -------     --------    --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $4,940      $131,344      $24,773     $ (6,522)   $(11,940)   $286,596
                                           ======      ========      =======     ========    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                             DWS         DWS          DWS           DWS          DWS         DWS
                                         INVESTMENTS INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS INVESTMENTS
                                          VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                          SERIES I    SERIES I     SERIES I      SERIES II    SERIES II   SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                         DWS                                                 DWS
                                                       GLOBAL                       DWS          DWS        SMALL
                                             DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY      MID CAP
                                         CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET      GROWTH
                                            VIP A       VIP A        VIP A       VIP A II     VIP A II    VIP A II
                                         ----------- ----------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  6,189    $  6,820     $ 14,284      $ 27,437      $    18    $    387
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (2,038)     (4,662)      (1,245)       (5,441)        (772)     (1,408)
    Administrative expense..............    (1,446)     (3,296)        (858)       (3,893)        (517)       (996)
                                          --------    --------     --------      --------      -------    --------
    Net investment income (loss)........     2,705      (1,138)      12,181        18,103       (1,271)     (2,017)
                                          --------    --------     --------      --------      -------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    29,978     222,552       87,106       155,677        6,395      36,194
    Cost of investments sold............    25,386     192,602      110,072       131,039        6,395      28,070
                                          --------    --------     --------      --------      -------    --------
       Realized gains (losses) on
        fund shares.....................     4,592      29,950      (22,966)       24,638           --       8,124
Realized gain distributions.............        --      72,416           --            --           --          --
                                          --------    --------     --------      --------      -------    --------
    Net realized gains (losses).........     4,592     102,366      (22,966)       24,638           --       8,124
Change in unrealized gains
 (losses)...............................   139,463     226,793       61,816       147,247           --     109,504
                                          --------    --------     --------      --------      -------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   144,055     329,159       38,850       171,885           --     117,628
                                          --------    --------     --------      --------      -------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $146,760    $328,021     $ 51,031      $189,988      $(1,271)   $115,611
                                          ========    ========     ========      ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------
                                                FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                  FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                   SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -------------
                                  FEDERATED
                                    PRIME          VIP           VIP                         VIP
                                MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME  VIP INDEX 500
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --    $   51,523     $ 19,196      $  9,113      $ 39,244     $   76,139
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (82,890)      (61,006)     (10,375)      (40,035)       (9,133)       (51,453)
    Administrative
     expense...................      (6,312)       (4,888)        (799)       (3,175)         (746)        (4,111)
                                 ----------    ----------     --------      --------      --------     ----------
    Net investment income
     (loss)....................     (89,202)      (14,371)       8,022       (34,097)       29,365         20,575
                                 ----------    ----------     --------      --------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,518,063       718,240      171,381       440,679       184,745        864,171
    Cost of investments
     sold......................   1,518,063       571,723      152,525       328,613       184,522        654,600
                                 ----------    ----------     --------      --------      --------     ----------
       Realized gains
        (losses) on fund
        shares.................          --       146,517       18,856       112,066           223        209,571
Realized gain
 distributions.................          --         1,372       51,113         2,170            --         41,502
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized gains
     (losses)..................          --       147,889       69,969       114,236           223        251,073
Change in unrealized gains
 (losses)......................          --     1,132,256      111,031       865,175         2,822        820,621
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............          --     1,280,145      181,000       979,411         3,045      1,071,694
                                 ----------    ----------     --------      --------      --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (89,202)   $1,265,774     $189,022      $945,314      $ 32,410     $1,092,269
                                 ==========    ==========     ========      ========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ---------------------------------------------------------------------------------------------------
                                                             FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                        VIP ASSET                              VIP           VIP FREEDOM
                              INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO
                              GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 28,763      $ 13,680         $    84         $   392,221        $ 13,771         $   82,155
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........    (14,811)      (11,882)           (684)           (739,250)         (9,911)          (100,213)
    Administrative
     expense................     (1,270)         (967)            (52)            (99,900)           (674)           (13,229)
                               --------      --------         -------         -----------        --------         ----------
    Net investment
     income (loss)..........     12,682           831            (652)           (446,929)          3,186            (31,287)
                               --------      --------         -------         -----------        --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................    170,656       342,238          53,862          18,089,080         189,132          3,056,071
    Cost of investments
     sold...................    168,123       331,621          34,414          16,250,737         174,822          2,731,826
                               --------      --------         -------         -----------        --------         ----------
       Realized gains
        (losses) on
        fund
        shares..............      2,533        10,617          19,448           1,838,343          14,310            324,245
Realized gain
 distributions..............     14,753         3,750              48              13,735          40,872             82,736
                               --------      --------         -------         -----------        --------         ----------
    Net realized gains
     (losses)...............     17,286        14,367          19,496           1,852,078          55,182            406,981
Change in unrealized
 gains (losses).............    (69,382)      229,340          (9,255)         11,905,074          97,733            363,704
                               --------      --------         -------         -----------        --------         ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (52,096)      243,707          10,241          13,757,152         152,915            770,685
                               --------      --------         -------         -----------        --------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(39,414)     $244,538         $ 9,589         $13,310,223        $156,101         $  739,398
                               ========      ========         =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP FREEDOM
                              VIP FREEDOM       VIP FREEDOM         INCOME                            VIP GROWTH
                            2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH         & INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $   77,556         $ 36,692          $ 23,433           $    59         $  193,714
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (82,416)         (34,705)          (30,089)           (1,973)          (174,202)
   Administrative
    expense...............       (10,990)          (4,835)           (4,183)             (133)           (23,412)
                              ----------         --------          --------           -------         ----------
   Net investment
    income (loss).........       (15,850)          (2,848)          (10,839)           (2,047)            (3,900)
                              ----------         --------          --------           -------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,720,600          595,090           721,617            12,590          2,669,316
   Cost of investments
    sold..................     1,484,418          513,990           684,965             7,683          2,068,874
                              ----------         --------          --------           -------         ----------
      Realized gains
       (losses) on
       fund
       shares.............       236,182           81,100            36,652             4,907            600,442
Realized gain
 distributions............        77,472           36,290            20,093                90                 --
                              ----------         --------          --------           -------         ----------
   Net realized gains
    (losses)..............       313,654          117,390            56,745             4,997            600,442
Change in unrealized
 gains (losses)...........       436,212          331,411            28,443            35,819          2,697,176
                              ----------         --------          --------           -------         ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       749,866          448,801            85,188            40,816          3,297,618
                              ----------         --------          --------           -------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  734,016         $445,953          $ 74,349           $38,769         $3,293,718
                              ==========         ========          ========           =======         ==========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                                  VIP
                             GROWTH STOCK
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................     $  4,095
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........      (18,366)
   Administrative
    expense...............       (2,441)
                               --------
   Net investment
    income (loss).........      (16,712)
                               --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................      408,079
   Cost of investments
    sold..................      327,659
                               --------
      Realized gains
       (losses) on
       fund
       shares.............       80,420
Realized gain
 distributions............      127,515
                               --------
   Net realized gains
    (losses)..............      207,935
Change in unrealized
 gains (losses)...........      168,259
                               --------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........      376,194
                               --------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............     $359,482
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP HIGH                         VIP INVESTMENT                         VIP MONEY
                                INCOME         VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $  285,938        $  144,846           $ 40           $   38,239        $     1,162
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (75,315)         (113,850)           (22)            (209,610)          (168,234)
   Administrative
    expense...............        (9,462)          (15,076)            (1)             (28,595)           (20,906)
                              ----------        ----------           ----           ----------        -----------
   Net investment
    income (loss).........       201,161            15,920             17             (199,966)          (187,978)
                              ----------        ----------           ----           ----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,205,249         2,126,043             27            4,412,600         10,641,381
   Cost of investments
    sold..................     1,171,010         1,758,445             27            3,915,744         10,641,381
                              ----------        ----------           ----           ----------        -----------
      Realized gains
       (losses) on
       fund
       shares.............        34,239           367,598             --              496,856                 --
Realized gain
 distributions............            --            76,962             23            1,854,495                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized gains
    (losses)..............        34,239           444,560             23            2,351,351                 --
Change in unrealized
 gains (losses)...........       (25,601)        1,606,292            (99)           2,187,129                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........         8,638         2,050,852            (76)           4,538,480                 --
                              ----------        ----------           ----           ----------        -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  209,799        $2,066,772           $(59)          $4,338,514        $  (187,978)
                              ==========        ==========           ====           ==========        ===========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                             VIP OVERSEAS
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................      $  403
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........        (589)
   Administrative
    expense...............         (34)
                                ------
   Net investment
    income (loss).........        (220)
                                ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................       1,918
   Cost of investments
    sold..................       2,010
                                ------
      Realized gains
       (losses) on
       fund
       shares.............         (92)
Realized gain
 distributions............         139
                                ------
   Net realized gains
    (losses)..............          47
Change in unrealized
 gains (losses)...........       9,142
                                ------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       9,189
                                ------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............      $8,969
                                ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- ----------------- -------------- -------------- --------------
                                   FRANKLIN       FRANKLIN                                        FRANKLIN       FRANKLIN
                                   FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP      SMALL CAP
                                    GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH         VALUE
                                  SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $      104     $  819,792      $  774,635      $ 9,089,874    $   373,219    $   440,574
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (37,926)      (450,099)       (159,366)      (2,012,950)      (490,159)      (472,165)
    Administrative
     expense...................       (4,923)       (60,917)        (14,675)        (242,546)       (67,745)       (60,431)
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net investment income
     (loss)....................      (42,745)       308,776         600,594        6,834,378       (184,685)       (92,022)
                                  ----------     ----------      ----------      -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,124,437      9,714,292       2,519,710       36,152,634     11,748,355     10,213,796
    Cost of investments
     sold......................      776,470      9,051,675       2,296,928       35,255,725      9,636,169      7,251,849
                                  ----------     ----------      ----------      -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................      347,967        662,617         222,782          896,909      2,112,186      2,961,947
Realized gain
 distributions.................        7,111             --              --               --             --        568,575
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized gains
     (losses)..................      355,078        662,617         222,782          896,909      2,112,186      3,530,522
Change in unrealized gains
 (losses)......................      459,889      6,791,710        (199,842)       8,735,010      6,445,924      6,343,375
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      814,967      7,454,327          22,940        9,631,919      8,558,110      9,873,897
                                  ----------     ----------      ----------      -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $  772,222     $7,763,103      $  623,534      $16,466,297    $ 8,373,425    $ 9,781,875
                                  ==========     ==========      ==========      ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                   FRANKLIN                                                   TEMPLETON
                                SMALL MID-CAP                 MUTUAL GLOBAL                   DEVELOPING     TEMPLETON
                                    GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                                  SECURITIES     GOVERNMENT     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $     --     $   659,413     $  355,751    $ 1,557,985     $  321,985    $ 2,114,719
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (19,343)       (322,215)      (231,676)    (1,111,247)      (236,097)    (1,265,236)
    Administrative
     expense...................      (2,387)        (43,824)       (31,913)      (136,029)       (31,456)      (151,113)
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (21,730)        293,374         92,162        310,709         54,432        698,370
                                   --------     -----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     882,898       9,121,839      5,219,932     22,397,106      4,772,002     24,121,407
    Cost of investments
     sold......................     569,693       9,121,119      4,801,172     19,229,014      4,685,942     22,766,531
                                   --------     -----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................     313,205             720        418,760      3,168,092         86,060      1,354,876
Realized gain
 distributions.................      73,195              --      1,478,520             --             --             --
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................     386,400             720      1,897,280      3,168,092         86,060      1,354,876
Change in unrealized gains
 (losses)......................      54,991      (1,220,076)     1,802,650     14,717,230       (540,586)    14,695,468
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     441,391      (1,219,356)     3,699,930     17,885,322       (454,526)    16,050,344
                                   --------     -----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $419,661     $  (925,982)    $3,792,092    $18,196,031     $ (400,094)   $16,748,714
                                   ========     ===========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              -------------------------------------------------------------------------------------
                                 FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                 VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                              PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              -------------- -------------- ------------- ------------- ------------- -------------
                                TEMPLETON                                                                  VIT
                                  GLOBAL       TEMPLETON         VIT                         VIT        STRATEGIC
                                   BOND          GROWTH       LARGE CAP        VIT        STRATEGIC   INTERNATIONAL
                                SECURITIES     SECURITIES       VALUE     MID CAP VALUE    GROWTH        EQUITY
                              -------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $  82,861       $ 27,035     $   45,000    $   27,957      $   78        $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk....................     (23,889)       (13,370)       (60,485)      (54,136)       (224)          (29)
    Administrative
     expense.................      (2,693)        (1,013)        (7,633)       (7,075)        (17)           (2)
                                ---------       --------     ----------    ----------      ------        ------
    Net investment
     income (loss)...........      56,279         12,652        (23,118)      (33,254)       (163)          (31)
                                ---------       --------     ----------    ----------      ------        ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     421,948        109,177      1,559,681     1,441,925         260         3,011
    Cost of investments
     sold....................     367,426        103,080      1,384,488     1,233,701         189         2,360
                                ---------       --------     ----------    ----------      ------        ------
       Realized gains
        (losses) on
        fund shares..........      54,522          6,097        175,193       208,224          71           651
Realized gain
 distributions...............      21,394             --        429,929       269,757         729            --
                                ---------       --------     ----------    ----------      ------        ------
    Net realized gains
     (losses)................      75,916          6,097        605,122       477,981         800           651
Change in unrealized gains
 (losses)....................    (129,672)       237,908        509,754       561,398       4,339          (250)
                                ---------       --------     ----------    ----------      ------        ------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments.............     (53,756)       244,005      1,114,876     1,039,379       5,139           401
                                ---------       --------     ----------    ----------      ------        ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $   2,523       $256,657     $1,091,758    $1,006,125      $4,976        $  370
                                =========       ========     ==========    ==========      ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      --------------------------------------------------------------------------------
                                      GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE       INVESCO      INVESCO      INVESCO      INVESCO
                                        INSURANCE     INSURANCE    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                          TRUST         TRUST       SERVICES      SERVICES     SERVICES     SERVICES
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------ ------------ ------------
                                           VIT
                                       STRUCTURED        VIT      INVESCO V.I.  INVESCO V.I.              INVESCO V.I.
                                        SMALL CAP    STRUCTURED     AMERICAN      AMERICAN   INVESCO V.I.     CORE
                                         EQUITY      U.S. EQUITY  FRANCHISE (H)  VALUE (I)   COMSTOCK (J)    EQUITY
                                      ------------- ------------- ------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   79,882    $   61,998    $   363,072  $   312,038   $  507,821  $ 1,195,587
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (126,417)      (90,081)    (1,156,255)    (759,840)    (433,040)  (1,163,598)
    Administrative expense...........     (16,430)      (11,746)       (83,889)     (54,687)     (31,574)     (87,307)
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net investment income
     (loss)..........................     (62,965)      (39,829)      (877,072)    (502,489)      43,207      (55,318)
                                       ----------    ----------    -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,683,394     2,370,028     14,184,169   11,218,126    6,781,068   13,839,607
    Cost of investments sold.........   2,351,938     1,947,489     12,228,955    8,875,902    5,195,002    9,825,885
                                       ----------    ----------    -----------  -----------   ----------  -----------
       Realized gains (losses)
        on fund shares...............     331,456       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Realized gain distributions..........   1,008,314            --             --           --           --           --
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized gains (losses)......   1,339,770       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Change in unrealized gains
 (losses)............................   1,241,307     1,482,964     26,360,137   11,483,978    7,560,932   17,041,510
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,581,077     1,905,503     28,315,351   13,826,202    9,146,998   21,055,232
                                       ----------    ----------    -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,518,112    $1,865,674    $27,438,279  $13,323,713   $9,190,205  $20,999,914
                                       ==========    ==========    ===========  ===========   ==========  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO         INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES       SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -----------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                         DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    INVESCO V.I.
                                           DIVIDEND      INCOME     INCOME (K)     EQUITY     SECURITIES  HIGH YIELD (L)(M)
                                         ------------ ------------ ------------ ------------ ------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $ 3,399,122   $  421,512   $  429,517   $  722,932   $  382,306     $  888,796
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........  (1,999,505)    (120,813)    (362,033)    (496,080)    (144,357)      (186,863)
    Administrative expense..............    (145,991)      (9,216)     (27,027)     (36,797)     (11,139)       (13,689)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net investment income
     (loss).............................   1,253,626      291,483       40,457      190,055      226,810        688,244
                                         -----------   ----------   ----------   ----------   ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  25,891,420    1,806,570    4,986,752    6,361,079    2,294,749      3,680,145
    Cost of investments sold............  16,740,302    2,074,959    4,322,821    6,378,617    2,314,054      3,694,111
                                         -----------   ----------   ----------   ----------   ----------     ----------
       Realized gains (losses) on
        fund shares.....................   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Realized gain distributions.............          --           --           --           --           --             --
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized gains (losses).........   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Change in unrealized gains
 (losses)...............................  28,339,600     (156,215)   5,031,706    6,918,659     (665,786)      (176,959)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  37,490,718     (424,604)   5,695,637    6,901,121     (685,091)      (190,925)
                                         -----------   ----------   ----------   ----------   ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $38,744,344   $ (133,121)  $5,736,094   $7,091,176   $ (458,281)    $  497,319
                                         ===========   ==========   ==========   ==========   ==========     ==========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------------
                                              INVESCO         INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                            INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             SERVICES        SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                            SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------------- ------------- ------------ ------------ ------------ ------------
                                           INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            HIGH YIELD     INTERNATIONAL   MID CAP      MID CAP       MONEY       S&P 500
                                         SECURITIES (L)(N)    GROWTH     CORE EQUITY   GROWTH (O)     MARKET       INDEX
                                         ----------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,151,923     $  270,199    $   80,453   $   32,669   $    3,235   $  643,789
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (55,615)      (291,534)     (157,855)    (102,475)    (120,221)    (439,458)
    Administrative expense..............         (3,934)       (22,333)      (11,532)      (7,819)      (9,348)     (31,923)
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net investment income
     (loss).............................      1,092,374        (43,668)      (88,934)     (77,625)    (126,334)     172,408
                                            -----------     ----------    ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,265,216      3,047,941     2,133,613    1,206,088    3,896,443    5,832,934
    Cost of investments sold............     17,431,132      2,047,372     1,721,294    1,017,519    3,896,443    4,170,293
                                            -----------     ----------    ----------   ----------   ----------   ----------
       Realized gains (losses) on
        fund shares.....................     (3,165,916)     1,000,569       412,319      188,569           --    1,662,641
Realized gain distributions.............             --             --       812,129           --           --           --
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized gains (losses).........     (3,165,916)     1,000,569     1,224,448      188,569           --    1,662,641
Change in unrealized gains
 (losses)...............................      2,545,857      2,637,496     1,592,767    2,233,146           --    6,513,340
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (620,059)     3,638,065     2,817,215    2,421,715           --    8,175,981
                                            -----------     ----------    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $   472,315     $3,594,397    $2,728,281   $2,344,090   $ (126,334)  $8,348,389
                                            ===========     ==========    ==========   ==========   ==========   ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                                                                INVESCO        INVESCO        INVESCO
                                  INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT    INVESTMENT
                                 INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES      SERVICES
                                  SERVICES     SERVICES       SERVICES        (SERIES II)    (SERIES II)    (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
                                                            INVESCO V.I.      INVESCO V.I.   INVESCO V.I.
                                INVESCO V.I. INVESCO V.I.       VALUE           AMERICAN       AMERICAN    INVESCO V.I.
                                 TECHNOLOGY   UTILITIES   OPPORTUNITIES (P) FRANCHISE II (Q) VALUE II (R) COMSTOCK II (S)
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $     --     $174,507      $  107,622        $   67,998    $   180,465    $ 1,622,993
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (33,891)     (79,431)        (95,088)         (442,623)      (507,277)    (1,808,092)
    Administrative
     expense...................     (2,577)      (6,087)         (7,288)          (44,211)       (65,616)      (189,214)
                                  --------     --------      ----------        ----------    -----------    -----------
    Net investment income
     (loss)....................    (36,468)      88,989           5,246          (418,836)      (392,428)      (374,313)
                                  --------     --------      ----------        ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    302,758      995,780       1,129,465         6,690,067     10,000,660     30,894,398
    Cost of investments
     sold......................    216,211      906,522       1,085,201         4,275,776      8,129,965     23,531,977
                                  --------     --------      ----------        ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................     86,547       89,258          44,264         2,414,291      1,870,695      7,362,421
Realized gain distributions....    219,308      121,531              --                --             --             --
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized gains
     (losses)..................    305,855      210,789          44,264         2,414,291      1,870,695      7,362,421
Change in unrealized gains
 (losses)......................    285,370      247,939       1,947,843         7,015,357      7,961,961     26,745,574
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    591,225      458,728       1,992,107         9,429,648      9,832,656     34,107,995
                                  --------     --------      ----------        ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $554,757     $547,717      $1,997,353        $9,010,812    $ 9,440,228    $33,733,682
                                  ========     ========      ==========        ==========    ===========    ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------- ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                             CORE     DIVERSIFIED  DIVERSIFIED   EQUITY AND   GLOBAL CORE   GOVERNMENT
                                          EQUITY II   DIVIDEND II   INCOME II   INCOME II (T)  EQUITY II   SECURITIES II
                                         ------------ ------------ ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 24,138    $  801,078    $  9,407    $   576,921   $  337,231    $ 10,433
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (30,830)     (633,645)     (3,398)      (598,937)    (320,924)     (5,483)
    Administrative expense..............     (3,253)      (53,712)       (225)       (69,981)     (28,610)       (349)
                                           --------    ----------    --------    -----------   ----------    --------
    Net investment income (loss)........     (9,945)      113,721       5,784        (91,997)     (12,303)      4,601
                                           --------    ----------    --------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    469,682     8,552,194     107,232     12,004,162    3,975,164     146,533
    Cost of investments sold............    348,100     6,092,088     122,242      9,570,235    3,928,147     147,562
                                           --------    ----------    --------    -----------   ----------    --------
       Realized gains (losses) on
        fund shares.....................    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Realized gain distributions.............         --            --          --             --           --          --
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized gains (losses).........    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Change in unrealized gains (losses).....    351,527     7,366,409       4,547      5,959,091    3,706,380     (19,732)
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    473,109     9,826,515     (10,463)     8,393,018    3,753,397     (20,761)
                                           --------    ----------    --------    -----------   ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $463,164    $9,940,236    $ (4,679)   $ 8,301,021   $3,741,094    $(16,160)
                                           ========    ==========    ========    ===========   ==========    ========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------------------
                               INVESCO          INVESCO              INVESCO           INVESCO       INVESCO        INVESCO
                             INVESTMENT        INVESTMENT           INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                              SERVICES          SERVICES             SERVICES         SERVICES       SERVICES      SERVICES
                             (SERIES II)      (SERIES II)          (SERIES II)       (SERIES II)   (SERIES II)    (SERIES II)
                             SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------------- -------------------- ------------- -------------- -------------
                            INVESCO V.I.                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                             GROWTH AND       INVESCO V.I.          HIGH YIELD      INTERNATIONAL    MID CAP        MID CAP
                            INCOME II (U) HIGH YIELD II (V)(M) SECURITIES II (V)(N)   GROWTH II   CORE EQUITY II GROWTH II (W)
                            ------------- -------------------- -------------------- ------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   747,264       $  527,575          $   919,986        $ 45,563       $ 10,905     $   21,941
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk...........     (909,175)        (120,055)             (56,078)        (61,376)       (34,634)      (156,547)
   Administrative
    expense................     (118,975)         (10,482)              (4,972)         (7,971)        (3,756)       (15,537)
                             -----------       ----------          -----------        --------       --------     ----------
   Net investment
    income (loss)..........     (280,886)         397,038              858,936         (23,784)       (27,485)      (150,143)
                             -----------       ----------          -----------        --------       --------     ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from
    sales..................   19,563,748        1,471,713           11,516,002         945,671        751,877      3,025,894
   Cost of investments
    sold...................   14,796,250        1,503,457           11,672,581         821,654        621,674      2,631,008
                             -----------       ----------          -----------        --------       --------     ----------
      Realized gains
       (losses) on
       fund
       shares..............    4,767,498          (31,744)            (156,579)        124,017        130,203        394,886
Realized gain
 distributions.............      516,388               --                   --              --        151,594             --
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized gains
    (losses)...............    5,283,886          (31,744)            (156,579)        124,017        281,797        394,886
Change in unrealized
 gains (losses)............   12,087,948         (219,606)            (373,766)        589,264        276,142      2,755,865
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments............   17,371,834         (251,350)            (530,345)        713,281        557,939      3,150,751
                             -----------       ----------          -----------        --------       --------     ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................  $17,090,948       $  145,688          $   328,591        $689,497       $530,454     $3,000,608
                             ===========       ==========          ===========        ========       ========     ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   --------------------------------------------------------------------------------------
                                     INVESCO      INVESCO       INVESCO      INVESCO          INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT
                                     SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          JANUS
                                   (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)      ASPEN SERIES
                                   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ------------ ------------ ------------- ------------ -------------------- ------------
                                   INVESCO V.I. INVESCO V.I.                                  INVESCO
                                      MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.      V.I. VALUE         FORTY
                                    MARKET II     INDEX II   TECHNOLOGY II UTILITIES II OPPORTUNITIES II (X)  PORTFOLIO
                                   ------------ ------------ ------------- ------------ -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $    261   $ 1,050,696     $    --      $ 4,579         $   68,688         $   65
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (10,786)     (959,593)       (301)      (2,704)           (90,354)          (126)
    Administrative expense........       (756)      (87,989)        (21)        (184)           (10,595)            (9)
                                     --------   -----------     -------      -------         ----------         ------
    Net investment income
     (loss).......................    (11,281)        3,114        (322)       1,691            (32,261)           (70)
                                     --------   -----------     -------      -------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     74,566    16,604,246      18,015       48,801          1,757,624            200
    Cost of investments
     sold.........................     74,566    11,828,379      13,944       46,682          1,649,840             93
                                     --------   -----------     -------      -------         ----------         ------
       Realized gains
        (losses) on fund
        shares....................         --     4,775,867       4,071        2,119            107,784            107
Realized gain distributions.......         --            --       1,290        3,517                 --             --
                                     --------   -----------     -------      -------         ----------         ------
    Net realized gains
     (losses).....................         --     4,775,867       5,361        5,636            107,784            107
Change in unrealized gains
 (losses).........................         --    10,896,423      (1,264)       9,239          1,538,631          2,326
                                     --------   -----------     -------      -------         ----------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         --    15,672,290       4,097       14,875          1,646,415          2,433
                                     --------   -----------     -------      -------         ----------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $(11,281)  $15,675,404     $ 3,775      $16,566         $1,614,154         $2,363
                                     ========   ===========     =======      =======         ==========         ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   --------------------------------------------------------------------------------------
                                                  LEGG MASON        LEGG MASON
                                      LAZARD       PARTNERS          PARTNERS
                                    RETIREMENT     VARIABLE          VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                   SERIES, INC.  INCOME TRUST   PORTFOLIOS I, INC.  SERIES FUND   SERIES FUND SERIES FUND
                                   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ --------------- ------------------ -------------- ----------- -----------
                                                  CLEARBRIDGE
                                                   VARIABLE        CLEARBRIDGE
                                     EMERGING     FUNDAMENTAL     VARIABLE LARGE
                                     MARKETS     ALL CAP VALUE      CAP VALUE                     FUNDAMENTAL GROWTH AND
                                      EQUITY    PORTFOLIO I (Y)  PORTFOLIO I (Z)   BOND-DEBENTURE   EQUITY      INCOME
                                   ------------ --------------- ------------------ -------------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................     $ 10          $ 20              $ 28          $1,161,588   $   14,412  $   86,713
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................       (8)          (20)              (24)           (353,818)     (97,985)   (234,460)
    Administrative expense........       --            (1)               (1)            (49,430)     (13,289)    (32,140)
                                       ----          ----              ----          ----------   ----------  ----------
    Net investment income
     (loss).......................        2            (1)                3             758,340      (96,862)   (179,887)
                                       ----          ----              ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       10            38                27           8,170,708    2,369,429   6,228,132
    Cost of investments
     sold.........................        6            35                20           7,554,663    1,753,848   5,681,979
                                       ----          ----              ----          ----------   ----------  ----------
       Realized gains
        (losses) on fund
        shares....................        4             3                 7             616,045      615,581     546,153
Realized gain distributions.......        4           105                83             468,218      781,100          --
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized gains
     (losses).....................        8           108                90           1,084,263    1,396,681     546,153
Change in unrealized gains
 (losses).........................      (30)          260               334            (216,602)     702,666   4,507,437
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............      (22)          368               424             867,661    2,099,347   5,053,590
                                       ----          ----              ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................     $(20)         $367              $427          $1,626,001   $2,002,485  $4,873,703
                                       ====          ====              ====          ==========   ==========  ==========

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------------
                                                          MFS VARIABLE     MFS VARIABLE                          MFS VARIABLE
                                 LORD ABBETT  LORD ABBETT  INSURANCE        INSURANCE          MFS VARIABLE        INSURANCE
                                 SERIES FUND  SERIES FUND    TRUST            TRUST           INSURANCE TRUST        TRUST
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
                                   GROWTH       MID-CAP                        MFS                  MFS               MFS
                                OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME (AA)(AB) HIGH YIELD (AA)(AC) INVESTORS TRUST
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --   $   70,395    $  1,627         $ 43,899             $ 7,938          $ 11,711
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (140,576)    (269,669)     (9,016)          (2,418)             (1,396)          (13,318)
    Administrative
     expense...................     (19,203)     (36,624)       (697)            (208)               (120)           (1,064)
                                 ----------   ----------    --------         --------             -------          --------
    Net investment income
     (loss)....................    (159,779)    (235,898)     (8,086)          41,273               6,422            (2,671)
                                 ----------   ----------    --------         --------             -------          --------
NET REALIZED AND
 UNREALIZED GAINS
 ON (LOSSES)
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   3,136,202    6,585,771      58,336          354,039              18,849           105,738
    Cost of investments
     sold......................   2,857,581    5,888,179      43,591          390,496              18,945            72,034
                                 ----------   ----------    --------         --------             -------          --------
       Realized gains
        (losses) on fund
        shares.................     278,621      697,592      14,745          (36,457)                (96)           33,704
Realized gain
 distributions.................   1,563,630           --       5,153               --                  --                --
                                 ----------   ----------    --------         --------             -------          --------
    Net realized gains
     (losses)..................   1,842,251      697,592      19,898          (36,457)                (96)           33,704
Change in unrealized gains
 (losses)......................   1,318,904    4,315,981     198,234            1,026               4,792           248,207
                                 ----------   ----------    --------         --------             -------          --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   3,161,155    5,013,573     218,132          (35,431)              4,696           281,911
                                 ----------   ----------    --------         --------             -------          --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $3,001,376   $4,777,675    $210,046         $  5,842             $11,118          $279,240
                                 ==========   ==========    ========         ========             =======          ========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -------------------------------------------------------------------------------------
                                                                                             MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST
                                         TRUST        TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ ------------- ------------- --------------- ---------------
                                                                                                             MFS INVESTORS
                                        MFS NEW        MFS           MFS                      MFS GROWTH         TRUST
                                       DISCOVERY     RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ ------------- ------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $     --     $  1,989     $ 10,540       $ 5,926        $   138         $ 1,259
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (19,979)      (8,519)     (10,709)       (3,293)        (1,692)         (1,895)
    Administrative expense...........     (1,655)        (614)        (892)         (251)          (115)           (132)
                                        --------     --------     --------       -------        -------         -------
    Net investment income
     (loss)..........................    (21,634)      (7,144)      (1,061)        2,382         (1,669)           (768)
                                        --------     --------     --------       -------        -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    404,461       41,515       94,320        62,723         17,959          15,699
    Cost of investments sold.........    322,917       29,545       84,479        46,729          9,747           9,559
                                        --------     --------     --------       -------        -------         -------
       Realized gains (losses)
        on fund shares...............     81,544       11,970        9,841        15,994          8,212           6,140
Realized gain distributions..........     13,373        1,482        3,940         4,731            844              --
                                        --------     --------     --------       -------        -------         -------
    Net realized gains
     (losses)........................     94,917       13,452       13,781        20,725          9,056           6,140
Change in unrealized gains
 (losses)............................    483,130      155,603      (33,717)       19,435         26,398          28,710
                                        --------     --------     --------       -------        -------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    578,047      169,055      (19,936)       40,160         35,454          34,850
                                        --------     --------     --------       -------        -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $556,413     $161,911     $(20,997)      $42,542        $33,785         $34,082
                                        ========     ========     ========       =======        =======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                --------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- --------------- -------------- -------------- --------------
                                    MFS NEW
                                   DISCOVERY     MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN        GLOBAL
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) EQUITY (N)(AD)     EQUITY     INFRASTRUCTURE
                                --------------- --------------- --------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    --         $   177        $ 30,185      $        --     $1,103,642    $ 1,417,415
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (2,217)           (864)        (21,483)         (46,714)      (493,542)      (701,781)
    Administrative
     expense...................        (154)            (63)         (1,435)          (3,354)       (35,677)       (51,444)
                                    -------         -------        --------      -----------     ----------    -----------
    Net investment income
     (loss)....................      (2,371)           (750)          7,267          (50,068)       574,423        664,190
                                    -------         -------        --------      -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      28,659          13,620         137,200       11,156,180      6,649,841      9,396,652
    Cost of investments
     sold......................      20,784           7,502         103,933        8,500,402      6,453,463     11,310,369
                                    -------         -------        --------      -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................       7,875           6,118          33,267        2,655,778        196,378     (1,913,717)
Realized gain distributions....       1,355             148          26,860          672,804             --      4,372,719
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized gains
     (losses)..................       9,230           6,266          60,127        3,328,582        196,378      2,459,002
Change in unrealized gains
 (losses)......................      43,155          11,295         169,140       (2,632,387)     7,900,861      5,021,074
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      52,385          17,561         229,267          696,195      8,097,239      7,480,076
                                    -------         -------        --------      -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $50,014         $16,811        $236,534      $   646,127     $8,671,662    $ 8,144,266
                                    =======         =======        ========      ===========     ==========    ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -------------------------------------------------------------------------------

                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY   MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE         VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES           SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ------------------

                                                  LIMITED                      MULTI CAP
                                 INCOME PLUS      DURATION     MONEY MARKET   GROWTH (AD)   STRATEGIST (N)(AE)
                                -------------- -------------- -------------- -------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 3,594,215     $  230,061    $     3,599    $   759,510      $  2,338,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (953,453)      (122,114)      (475,437)    (2,333,242)         (337,405)
    Administrative
     expense...................      (70,223)        (8,988)       (34,557)      (161,193)          (23,454)
                                 -----------     ----------    -----------    -----------      ------------
    Net investment income
     (loss)....................    2,570,539         98,959       (506,395)    (1,734,925)        1,977,284
                                 -----------     ----------    -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   13,225,402      1,499,895     15,614,349     31,544,313        86,478,678
    Cost of investments
     sold......................   12,020,097      1,765,289     15,614,349     20,820,207       107,727,797
                                 -----------     ----------    -----------    -----------      ------------
       Realized gains
        (losses) on fund
        shares.................    1,205,305       (265,394)            --     10,724,106       (21,249,119)
Realized gain distributions....           --             --             --      2,453,128                --
                                 -----------     ----------    -----------    -----------      ------------
    Net realized gains
     (losses)..................    1,205,305       (265,394)            --     13,177,234       (21,249,119)
Change in unrealized gains
 (losses)......................   (4,111,447)        69,799             --     61,531,007        24,527,813
                                 -----------     ----------    -----------    -----------      ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (2,906,142)      (195,595)            --     74,708,241         3,278,694
                                 -----------     ----------    -----------    -----------      ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (335,603)    $  (96,636)   $  (506,395)   $72,973,316      $  5,255,978
                                 ===========     ==========    ===========    ===========      ============

                                ------------------------
                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                    (CLASS Y SHARES)
                                      SUB-ACCOUNT
                                ------------------------
                                       AGGRESSIVE
                                         EQUITY
                                (CLASS Y SHARES) (N)(AF)
                                ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................           (75,185)
    Administrative
     expense...................            (5,961)
                                      -----------
    Net investment income
     (loss)....................           (81,146)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        15,749,364
    Cost of investments
     sold......................        11,846,045
                                      -----------
       Realized gains
        (losses) on fund
        shares.................         3,903,319
Realized gain distributions....           986,100
                                      -----------
    Net realized gains
     (losses)..................         4,889,419
Change in unrealized gains
 (losses)......................        (3,935,575)
                                      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           953,844
                                      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $   872,698
                                      ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                    -------------------------------------------------------------------------------------
                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                         SERIES           SERIES           SERIES           SERIES           SERIES
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ---------------- ----------------
                                        EUROPEAN          GLOBAL                           LIMITED
                                         EQUITY       INFRASTRUCTURE    INCOME PLUS        DURATION       MONEY MARKET
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................    $  306,474       $  335,317      $ 4,049,635      $   790,462      $     4,250
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................      (183,864)        (225,679)      (1,320,090)        (547,881)        (657,209)
   Administrative expense..........       (13,954)         (16,177)        (132,941)         (47,470)         (63,878)
                                       ----------       ----------      -----------      -----------      -----------
   Net investment income
    (loss).........................       108,656           93,461        2,596,604          195,111         (716,837)
                                       ----------       ----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............     2,793,736        2,662,254       19,370,797        6,915,857       25,399,344
   Cost of investments sold........     2,657,055        3,122,467       17,729,738        8,289,871       25,399,344
                                       ----------       ----------      -----------      -----------      -----------
      Realized gains (losses)
       on fund shares..............       136,681         (460,213)       1,641,059       (1,374,014)              --
Realized gain distributions........            --        1,144,198               --               --               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized gains
    (losses).......................       136,681          683,985        1,641,059       (1,374,014)              --
Change in unrealized gains
 (losses)..........................     2,272,586        1,258,973       (5,079,322)         608,507               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................     2,409,267        1,942,958       (3,438,263)        (765,507)              --
                                       ----------       ----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................    $2,517,923       $2,036,419      $  (841,659)     $  (570,396)     $  (716,837)
                                       ==========       ==========      ===========      ===========      ===========

                                    ---------------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                         SUB-ACCOUNT
                                    ---------------------
                                          MULTI CAP
                                           GROWTH
                                    (CLASS Y SHARES) (AF)
                                    ---------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................      $   142,383
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................         (905,169)
   Administrative expense..........          (76,731)
                                         -----------
   Net investment income
    (loss).........................         (839,517)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............       14,177,934
   Cost of investments sold........        8,529,061
                                         -----------
      Realized gains (losses)
       on fund shares..............        5,648,873
Realized gain distributions........          840,056
                                         -----------
   Net realized gains
    (losses).......................        6,488,929
Change in unrealized gains
 (losses)..........................       17,749,439
                                         -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................       24,238,368
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................      $23,398,851
                                         ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------------------
                                                             NEUBERGER   NEUBERGER
                                        MORGAN STANLEY        BERMAN      BERMAN
                                           VARIABLE          ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                          INVESTMENT        MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE
                                   SERIES (CLASS Y SHARES)     TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
                                                                AMT         AMT      OPPENHEIMER   OPPENHEIMER
                                          STRATEGIST         LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER
                                   (CLASS Y SHARES) (N)(AG)    VALUE      GROWTH    APPRECIATION   INCOME (AH)    CORE BOND
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................       $   848,636          $  254      $   --      $ 31,826      $ 35,938      $ 52,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................          (177,749)           (321)       (318)      (41,902)      (20,900)      (12,201)
    Administrative expense........           (14,128)            (22)        (20)       (3,289)       (1,574)       (1,014)
                                         -----------          ------      ------      --------      --------      --------
    Net investment income
     (loss).......................           656,759             (89)       (338)      (13,365)       13,464        38,967
                                         -----------          ------      ------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........        36,463,696             683         339       679,314       396,393       157,944
    Cost of investments sold......        44,578,500             765         265       492,863       399,908       191,748
                                         -----------          ------      ------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Realized gain distributions.......                --              --          --            --            --            --
                                         -----------          ------      ------      --------      --------      --------
    Net realized gains
     (losses).....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Change in unrealized gains
 (losses).........................         9,582,251           5,628       5,706       643,670       165,916       (19,913)
                                         -----------          ------      ------      --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         1,467,447           5,546       5,780       830,121       162,401       (53,717)
                                         -----------          ------      ------      --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................       $ 2,124,206          $5,457      $5,442      $816,756      $175,865      $(14,750)
                                         ===========          ======      ======      ========      ========      ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                              -------------------------------------------------------------------------------------------
                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                               OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     ACCOUNT FUNDS
                                VARIABLE      VARIABLE        VARIABLE       VARIABLE       VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                              ------------- ------------- ---------------- ------------- -------------- -----------------
                               OPPENHEIMER
                                DISCOVERY                   OPPENHEIMER                   OPPENHEIMER      OPPENHEIMER
                                 MID CAP     OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET        CAPITAL
                               GROWTH (AI)   GLOBAL (AJ)       INCOME       MAIN STREET  SMALL CAP (AK) APPRECIATION (SS)
                              ------------- ------------- ---------------- ------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $     66      $ 39,843       $ 112,938       $ 17,722       $ 12,385       $  214,018
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk.....................     (7,907)      (36,090)        (30,950)       (21,500)       (16,288)        (407,813)
   Administrative
    expense..................       (572)       (2,965)         (2,283)        (1,590)        (1,348)         (55,218)
                                --------      --------       ---------       --------       --------       ----------
   Net investment income
    (loss)...................     (8,413)          788          79,705         (5,368)        (5,251)        (249,013)
                                --------      --------       ---------       --------       --------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from sales.......    105,357       778,411         380,129        286,264        218,006        8,155,153
   Cost of investments
    sold.....................     67,718       573,747         341,966        202,500        128,366        5,913,466
                                --------      --------       ---------       --------       --------       ----------
      Realized gains
       (losses) on fund
       shares................     37,639       204,664          38,163         83,764         89,640        2,241,687
Realized gain distributions..         --            --              --             --         16,305               --
                                --------      --------       ---------       --------       --------       ----------
   Net realized gains
    (losses).................     37,639       204,664          38,163         83,764        105,945        2,241,687
Change in unrealized gains
 (losses)....................    139,183       474,408        (152,941)       335,125        333,264        4,994,090
                                --------      --------       ---------       --------       --------       ----------
   Net realized and change
    in unrealized gains
    (losses) on
    investments..............    176,822       679,072        (114,778)       418,889        439,209        7,235,777
                                --------      --------       ---------       --------       --------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS..................   $168,409      $679,860       $ (35,073)      $413,521       $433,958       $6,986,764
                                ========      ========       =========       ========       ========       ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                ------------------------------------------------------------------------------------
                                  OPPENHEIMER      OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                    VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                 ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                                (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                    ("SS"))          ("SS"))         ("SS"))          ("SS"))          ("SS"))
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- --------------- ---------------- ---------------- ----------------
                                                                   OPPENHEIMER
                                  OPPENHEIMER                       DISCOVERY                        OPPENHEIMER
                                    CAPITAL        OPPENHEIMER       MID CAP        OPPENHEIMER    GLOBAL STRATEGIC
                                INCOME (SS) (AL) CORE BOND (SS)  GROWTH (SS) (AM) GLOBAL (SS) (AN)   INCOME (SS)
                                ---------------- --------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  256,157      $ 1,363,965      $       --       $  164,738      $ 3,223,838
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (171,596)        (374,152)       (118,866)        (203,032)        (982,233)
    Administrative
     expense...................       (23,120)         (52,669)        (15,680)         (27,490)        (134,136)
                                   ----------      -----------      ----------       ----------      -----------
    Net investment income
     (loss)....................        61,441          937,144        (134,546)         (65,784)       2,107,469
                                   ----------      -----------      ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,456,907        8,261,757       2,381,744        4,456,308       17,968,631
    Cost of investments
     sold......................     3,764,808        9,215,350       1,663,416        3,483,169       16,786,265
                                   ----------      -----------      ----------       ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (307,901)        (953,593)        718,328          973,139        1,182,366
Realized gain distributions....            --               --              --               --               --
                                   ----------      -----------      ----------       ----------      -----------
    Net realized gains
     (losses)..................      (307,901)        (953,593)        718,328          973,139        1,182,366
Change in unrealized gains
 (losses)......................     1,535,951         (534,424)      1,783,403        2,311,278       (4,595,134)
                                   ----------      -----------      ----------       ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     1,228,050       (1,488,017)      2,501,731        3,284,417       (3,412,768)
                                   ----------      -----------      ----------       ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $1,289,491      $  (550,873)     $2,367,185       $3,218,633      $(1,305,299)
                                   ==========      ===========      ==========       ==========      ===========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   413,825
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (682,033)
    Administrative
     expense...................       (91,877)
                                  -----------
    Net investment income
     (loss)....................      (360,085)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    15,514,467
    Cost of investments
     sold......................    11,346,924
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     4,167,543
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     4,167,543
Change in unrealized gains
 (losses)......................     8,531,465
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    12,699,008
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $12,338,923
                                  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                  OPPENHEIMER
                                   VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO            PIMCO
                                 ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE         VARIABLE
                                (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE        INSURANCE
                                    ("SS"))           TRUST           TRUST       TRUST         TRUST            TRUST
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
                                                                                              PIMCO VIT
                                  OPPENHEIMER                                                 COMMODITY        PIMCO VIT
                                  MAIN STREET                                     PIMCO      REAL RETURN        EMERGING
                                   SMALL CAP       FOREIGN BOND       MONEY       TOTAL        STRATEGY       MARKETS BOND
                                   (SS) (AO)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES) (ADVISOR SHARES)
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  149,738          $  30           $  12       $ 31        $   61,625       $  89,406
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (302,412)           (23)           (281)       (21)          (52,328)        (27,555)
    Administrative
     expense...................      (40,775)            (1)            (19)        (1)           (6,879)         (3,506)
                                  ----------          -----           -----       ----        ----------       ---------
    Net investment income
     (loss)....................     (193,449)             6            (288)         9             2,418          58,345
                                  ----------          -----           -----       ----        ----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    7,569,737             28             963         27         1,110,573         664,362
    Cost of investments
     sold......................    4,796,478             26             963         24         1,576,015         653,617
                                  ----------          -----           -----       ----        ----------       ---------
       Realized gains
        (losses) on fund
        shares.................    2,773,259              2              --          3          (465,442)         10,745
Realized gain
 distributions.................      258,503            106              --         12                --          12,682
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized gains
     (losses)..................    3,031,762            108              --         15          (465,442)         23,427
Change in unrealized gains
 (losses)......................    4,080,369           (129)             --        (71)         (181,668)       (258,884)
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    7,112,131            (21)             --        (56)         (647,110)       (235,457)
                                  ----------          -----           -----       ----        ----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $6,918,682          $ (15)          $(288)      $(47)       $ (644,692)      $(177,112)
                                  ==========          =====           =====       ====        ==========       =========

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   -------------------------------------------------------------------------------
                                      PIMCO       PIMCO
                                    VARIABLE     VARIABLE
                                    INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS
                                      TRUST       TRUST         VP          VP          VP              VP
                                   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
                                   ----------- ------------ ----------- ----------- ----------- ------------------
                                    PIMCO VIT   PIMCO VIT                             PROFUND
                                   REAL RETURN TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND
                                    (ADVISOR     (ADVISOR       VP          VP        MID-CAP           VP
                                     SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS
                                   ----------- ------------ ----------- ----------- ----------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $   85,618  $   443,339    $   15      $   13      $    16          $ 96
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (98,133)    (308,816)      (52)        (54)         (72)          (48)
    Administrative expense........    (12,809)     (40,780)       (6)         (7)          (8)           (5)
                                   ----------  -----------    ------      ------      -------          ----
    Net investment income
     (loss).......................    (25,324)      93,743       (43)        (48)         (64)           43
                                   ----------  -----------    ------      ------      -------          ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  2,750,076    6,266,539       369         232        6,143           235
    Cost of investments
     sold.........................  2,682,193    6,020,048       314         170        2,216           192
                                   ----------  -----------    ------      ------      -------          ----
       Realized gains
        (losses) on fund
        shares....................     67,883      246,491        55          62        3,927            43
Realized gain distributions.......     40,801      164,622        --          --           --           140
                                   ----------  -----------    ------      ------      -------          ----
    Net realized gains
     (losses).....................    108,684      411,113        55          62        3,927           183
Change in unrealized gains
 (losses).........................   (845,489)  (1,302,005)      996       1,244       (2,482)          128
                                   ----------  -----------    ------      ------      -------          ----
    Net realized and change in
     unrealized gains (losses)
     on investments...............   (736,805)    (890,892)    1,051       1,306        1,445           311
                                   ----------  -----------    ------      ------      -------          ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $ (762,129) $  (797,149)   $1,008      $1,258      $ 1,381          $354
                                   ==========  ===========    ======      ======      =======          ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------
                                 PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                    VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ----------- -------------- -------------- -------------- -------------- --------------
                                  PROFUND    VT AMERICAN                                                  VT GEORGE
                                    VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM
                                 UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED
                                ----------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  492      $  331,262     $   25,600     $  970,312    $ 1,627,483    $ 1,058,652
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (269)       (332,119)       (66,000)      (413,619)    (1,123,338)      (831,064)
    Administrative
     expense...................      (30)             --             --           (271)       (57,951)       (38,359)
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................      193            (857)       (40,400)       556,422        446,194        189,229
                                  ------      ----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      307       6,787,278      1,248,878      6,233,504     19,790,381     12,712,708
    Cost of investments
     sold......................      231       7,745,834        937,815      6,694,262     11,475,096     14,212,124
                                  ------      ----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Realized gain distributions....       --              --             --             --             --             --
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Change in unrealized gains
 (losses)......................    1,849         464,570      1,035,483      1,704,506     12,574,193     10,449,701
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,925        (493,986)     1,346,546      1,243,748     20,889,478      8,950,285
                                  ------      ----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,118      $ (494,843)    $1,306,146     $1,800,170    $21,335,672    $ 9,139,514
                                  ======      ==========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT                            VT             VT
                                 GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                  ALLOCATION       EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  457,879     $  268,789     $  304,763     $  305,645    $ 2,552,113     $   50,670
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (341,609)      (242,058)      (380,662)      (170,991)    (2,093,397)      (143,891)
    Administrative
     expense...................      (18,950)            --         (7,596)        (3,377)       (56,529)           (53)
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net investment income
     (loss)....................       97,320         26,731        (83,495)       131,277        402,187        (93,274)
                                  ----------     ----------     ----------     ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,703,203      3,329,879      4,597,396      2,410,224     28,829,140      2,294,530
    Cost of investments
     sold......................    4,803,730      3,578,058      3,613,144      2,590,209     28,937,614      1,885,506
                                  ----------     ----------     ----------     ----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      899,473       (248,179)       984,252       (179,985)      (108,474)       409,024
Realized gain distributions....           --             --        869,205        221,854             --             --
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized gains
     (losses)..................      899,473       (248,179)     1,853,457         41,869       (108,474)       409,024
Change in unrealized gains
 (losses)......................    3,024,230      4,878,650      7,212,845      1,248,147     43,169,403      2,646,141
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,923,703      4,630,471      9,066,302      1,290,016     43,060,929      3,055,165
                                  ----------     ----------     ----------     ----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $4,021,023     $4,657,202     $8,982,807     $1,421,293    $43,463,116     $2,961,891
                                  ==========     ==========     ==========     ==========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                                    VT             VT             VT
                                                              INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                VT HIGH YIELD    VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $3,008,739    $ 3,463,942    $ 1,388,970     $  151,608     $  400,841    $   826,776
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (593,688)    (1,225,626)    (1,365,576)      (196,849)      (214,714)      (758,967)
    Administrative
     expense...................      (43,287)       (88,216)       (81,088)            --             --        (16,580)
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)....................    2,371,764      2,150,100        (57,694)       (45,241)       186,127         51,229
                                  ----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    9,738,813     21,411,433     20,548,977      2,424,549      2,562,122     10,232,125
    Cost of investments
     sold......................    9,576,347     21,439,904     23,734,987      2,040,028      3,255,159      8,610,131
                                  ----------    -----------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Realized gain
 distributions.................           --             --             --             --             --             --
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses)..................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Change in unrealized gains
 (losses)......................       26,536     (1,820,516)    25,060,014      2,311,028      3,441,218     14,020,635
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      189,002     (1,848,987)    21,874,004      2,695,549      2,748,181     15,642,629
                                  ----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $2,560,766    $   301,113    $21,816,310     $2,650,308     $2,934,308    $15,693,858
                                  ==========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT        VT MULTI CAP   VT MULTI CAP                  VT SMALL CAP
                                 MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $     7,192    $   406,666     $   86,334     $  290,606    $   394,826    $   893,171
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................   (1,006,319)    (1,090,276)       (97,605)      (354,505)      (663,145)    (1,552,218)
    Administrative
     expense...................     (109,808)       (14,701)            --         (4,616)       (15,763)       (65,667)
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................   (1,108,935)      (698,311)       (11,271)       (68,515)      (284,082)      (724,714)
                                 -----------    -----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   46,786,809     13,688,070      1,671,657      4,791,654     10,361,857     23,218,830
    Cost of investments
     sold......................   46,786,809     11,394,347      1,385,161      3,667,152      8,881,527     19,189,734
                                 -----------    -----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................           --      2,293,723        286,496      1,124,502      1,480,330      4,029,096
Realized gain distributions....           --             --             --             --        671,989             --
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................           --      2,293,723        286,496      1,124,502      2,152,319      4,029,096
Change in unrealized gains
 (losses)......................           --     21,820,184      2,103,067      5,938,683     12,462,880     34,810,368
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           --     24,113,907      2,389,563      7,063,185     14,615,199     38,839,464
                                 -----------    -----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,108,935)   $23,415,596     $2,378,292     $6,994,670    $14,331,117    $38,114,750
                                 ===========    ===========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         ------------------------------------------------------------------------------------
                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- -------------- ------------- ------------- -------------
                                                                       VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN     UIF GLOBAL
                                           UIF CORE    UIF EMERGING  TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                          PLUS FIXED      MARKETS      ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                            INCOME        EQUITY     PORTFOLIO (AE)  UIF GROWTH      GROWTH      REAL ESTATE
                                         ------------- ------------- -------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 29,229     $   306,622   $   104,459    $  109,986    $   56,204    $  223,103
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,820)       (400,311)     (891,910)     (367,617)     (248,982)     (328,743)
    Administrative expense..............       (766)        (25,943)      (61,063)      (29,591)      (15,787)      (20,895)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net investment income (loss)........     16,643        (119,632)     (848,514)     (287,222)     (208,565)     (126,535)
                                           --------     -----------   -----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    248,497       5,809,246    13,239,872     6,468,661     4,577,859     4,219,514
    Cost of investments sold............    253,258       5,253,778    12,996,406     4,122,919     3,778,284     3,696,090
                                           --------     -----------   -----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................     (4,761)        555,468       243,466     2,345,742       799,575       523,424
Realized gain distributions.............         --              --            --       917,158       348,747            --
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized gains (losses).........     (4,761)        555,468       243,466     3,262,900     1,148,322       523,424
Change in unrealized gains (losses).....    (28,226)     (1,186,166)    9,141,244     6,322,922     3,824,471      (195,383)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (32,987)       (630,698)    9,384,710     9,585,822     4,972,793       328,041
                                           --------     -----------   -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(16,344)    $  (750,330)  $ 8,536,196    $9,298,600    $4,764,228    $  201,506
                                           ========     ===========   ===========    ==========    ==========    ==========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      ----------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.     FUNDS, INC.      FUNDS, INC.   FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)      (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------ ------------- -------------
                                                                                    VAN KAMPEN
                                                     VAN KAMPEN                     UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN     TACTICAL ASSET                  VAN KAMPEN
                                      UIF EMERGING     MARKETS     UIF GLOBAL       ALLOCATION      VAN KAMPEN    UIF MID CAP
                                      MARKETS DEBT     EQUITY       FRANCHISE       PORTFOLIO       UIF GROWTH      GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (M)(AG)  (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   537,059   $  116,662    $ 1,288,514      $   37,346      $   14,867    $   57,775
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (189,616)    (153,880)      (720,744)       (361,989)        (97,657)     (353,711)
    Administrative expense...........      (25,780)     (20,064)       (95,137)        (28,374)        (13,215)      (45,773)
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net investment income
     (loss)..........................      321,663      (57,282)       472,633        (353,017)        (96,005)     (341,709)
                                       -----------   ----------    -----------      ----------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,765,056    3,385,813     14,412,371       4,876,888       2,573,854     7,729,433
    Cost of investments sold.........    3,533,190    3,219,753     11,784,199       4,682,583       1,551,566     6,602,251
                                       -----------   ----------    -----------      ----------      ----------    ----------
       Realized gains (losses)
        on fund shares...............      231,866      166,060      2,628,172         194,305       1,022,288     1,127,182
Realized gain distributions..........      167,120           --      4,199,740              --         272,419       546,081
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized gains (losses)......      398,986      166,060      6,827,912         194,305       1,294,707     1,673,263
Change in unrealized gains
 (losses)............................   (2,187,913)    (422,654)       889,359       2,925,892       1,383,066     5,862,370
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   (1,788,927)    (256,594)     7,717,271       3,120,197       2,677,773     7,535,633
                                       -----------   ----------    -----------      ----------      ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,467,264)  $ (313,876)   $ 8,189,904      $2,767,180      $2,581,768    $7,193,924
                                       ===========   ==========    ===========      ==========      ==========    ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $  340,600
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (168,871)     (579,435)
    Administrative expense................................................      (21,246)      (78,038)
                                                                             ----------    ----------
    Net investment income (loss)..........................................     (190,117)     (316,873)
                                                                             ----------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    3,323,625     9,571,553
    Cost of investments sold..............................................    2,270,792     8,520,484
                                                                             ----------    ----------
       Realized gains (losses) on fund shares.............................    1,052,833     1,051,069
Realized gain distributions...............................................      427,335            --
                                                                             ----------    ----------
    Net realized gains (losses)...........................................    1,480,168     1,051,069
Change in unrealized gains (losses).......................................    4,540,284      (418,503)
                                                                             ----------    ----------
    Net realized and change in unrealized gains (losses) on investments...    6,020,452       632,566
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $5,830,335    $  315,693
                                                                             ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                    AST                                             AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012         2013        2012
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (110,236) $  (43,531) $  (43,137) $   (5,387) $  (141,336) $  (46,328)
Net realized gains (losses)..............    206,633     147,480     114,138      67,860      254,469     543,557
Change in unrealized gains (losses)......    405,766     553,603     284,564     198,510    1,313,503     363,232
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    502,163     657,552     355,565     260,983    1,426,636     860,461
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,950      51,150
Benefit payments.........................         --          --          --          --         (512)     20,724
Payments on termination..................   (587,212)   (808,293)   (331,198)   (114,346)    (680,856)   (926,044)
Contract Maintenance Charge..............    (17,306)    (17,310)     (9,372)     (9,125)     (47,703)    (44,589)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (262,264)    397,208      79,418     261,326      284,603     943,234
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (865,282)   (426,895)   (261,152)    137,855     (442,518)     44,475
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (363,119)    230,657      94,413     398,838      984,118     904,936
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,651,435   6,420,778   2,580,169   2,181,331    9,092,177   8,187,241
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $6,288,316  $6,651,435  $2,674,582  $2,580,169  $10,076,295  $9,092,177
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    666,613     713,127     233,114     220,421      852,585     850,472
       Units issued......................     57,177     122,639      19,369      48,660       62,073     227,139
       Units redeemed....................   (140,910)   (169,153)    (41,500)    (35,967)     (99,848)   (225,026)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    582,880     666,613     210,983     233,114      814,810     852,585
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2013     2012     2013       2012      2013      2012
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (278) $   (48) $ (9,581) $  (8,017) $ (6,123) $ (3,417)
Net realized gains (losses).........................      19       --     3,776     20,453      (556)   35,833
Change in unrealized gains (losses).................   1,843      403   (23,824)    18,295   (15,520)  (19,922)
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from operations...   1,584      355   (29,629)    30,731   (22,199)   12,494
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --        --         --        --        --
Benefit payments....................................      --       --        --         --        --        --
Payments on termination.............................      --       --   (31,500)  (212,353)       --        --
Contract Maintenance Charge.........................      (7)      --      (385)      (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --   16,945         1         --         1        --
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)  16,945   (31,884)  (212,738)      (34)      (35)
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,577   17,300   (61,513)  (182,007)  (22,233)   12,459
NET ASSETS AT BEGINNING OF PERIOD...................  17,300       --   659,659    841,666   335,425   322,966
                                                     -------  -------  --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,877  $17,300  $598,146  $ 659,659  $313,192  $335,425
                                                     =======  =======  ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711       --    45,888     60,973    23,474    23,476
       Units issued.................................      --    1,711        --         --        --        --
       Units redeemed...............................      --       --    (2,259)   (15,085)       (3)       (2)
                                                     -------  -------  --------  ---------  --------  --------
    Units outstanding at end of period..............   1,711    1,711    43,629     45,888    23,471    23,474
                                                     =======  =======  ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------  --------------------  --------------------
                                                          AST                   AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2021        PORTFOLIO 2022        PORTFOLIO 2023
                                                 --------------------  --------------------  --------------------
                                                    2013       2012       2013       2012       2013     2012 (AQ)
                                                 ---------  ---------  ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (2,409) $  (3,701) $  (5,190) $ (10,811) $  (13,140) $   (672)
Net realized gains (losses).....................    25,566     19,701     20,518     24,633     (33,659)       15
Change in unrealized gains (losses).............   (35,292)       424    (47,909)    22,787     (33,855)      256
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from
 operations.....................................   (12,135)    16,424    (32,581)    36,609     (80,654)     (401)
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --         --         --         --          --        --
Benefit payments................................        (4)        --         --         --          --        --
Payments on termination.........................        --         --         --    (68,372)    (55,705)   (1,077)
Contract Maintenance Charge.....................        --       (121)      (117)      (390)       (544)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (324,588)  (116,946)  (390,017)   (43,000)  1,213,207   193,039
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (324,592)  (117,067)  (390,134)  (111,762)  1,156,958   191,962
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (336,727)  (100,643)  (422,715)   (75,153)  1,076,304   191,561
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   336,727    437,370    557,943    633,096     191,561        --
                                                 ---------  ---------  ---------  ---------  ----------  --------
NET ASSETS AT END OF PERIOD..................... $      --  $ 336,727  $ 135,228  $ 557,943  $1,267,865  $191,561
                                                 =========  =========  =========  =========  ==========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    24,643     33,552     44,497     52,554      18,361        --
       Units issued.............................        --         --      7,500     25,837     259,668    18,463
       Units redeemed...........................   (24,643)    (8,909)   (39,778)   (33,894)   (140,326)     (102)
                                                 ---------  ---------  ---------  ---------  ----------  --------
    Units outstanding at end of period..........        --     24,643     12,219     44,497     137,703    18,361
                                                 =========  =========  =========  =========  ==========  ========

--------
(aq)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                            --------------------------------------------------------
                                                               ADVANCED           ADVANCED             ADVANCED
                                                             SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                            -------------- ----------------------  ----------------
                                                                 AST                 AST                  AST
                                                                 BOND          CAPITAL GROWTH           COHEN &
                                                            PORTFOLIO 2024    ASSET ALLOCATION       STEERS REALTY
                                                            -------------- ----------------------  ----------------
                                                               2013 (A)       2013        2012       2013     2012
                                                            -------------- ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
    Net investment income (loss)...........................    $ (2,386)   $ (115,623) $  (46,817) $(1,194) $   155
    Net realized gains (losses)............................      (5,208)      267,545     132,191     (227)     (85)
    Change in unrealized gains (losses)....................      (5,959)    1,192,936     563,598      840    6,740
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from operations......     (13,553)    1,344,858     648,972     (581)   6,810
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
    Deposits...............................................          --         3,840     605,024       --       --
    Benefit payments.......................................          --            --          --       --       --
    Payments on termination................................     (14,892)     (724,647)   (767,006)  (3,324)      --
    Contract Maintenance Charge............................          --       (25,900)    (20,869)     (30)     (31)
    Transfers among the sub-accounts and with the Fixed
     Account--net..........................................     267,770       464,683     588,737   14,259   24,980
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from contract
     transactions..........................................     252,878      (282,024)    405,886   10,905   24,949
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS..........................     239,325     1,062,834   1,054,858   10,324   31,759
NET ASSETS AT BEGINNING OF PERIOD..........................          --     6,389,795   5,334,937   74,237   42,478
                                                               --------    ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD................................    $239,325    $7,452,629  $6,389,795  $84,561  $74,237
                                                               ========    ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period...............          --       646,748     606,816    6,267    4,104
    Units issued...........................................      55,206        99,918     269,982    1,085    2,182
    Units redeemed.........................................     (27,875)     (122,025)   (230,050)    (354)     (19)
                                                               --------    ----------  ----------  -------  -------
    Units outstanding at end of period.....................      27,331       624,641     646,748    6,998    6,267
                                                               ========    ==========  ==========  =======  =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2013     2012     2013      2012       2013        2012
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (272) $  (230) $ (4,315) $ (2,006) $  (41,385) $   11,699
Net realized gains (losses).......................     787      301     6,560     6,049     156,064      43,572
Change in unrealized gains (losses)...............   6,799    2,789    42,465    16,592     181,511     139,527
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   7,314    2,860    44,710    20,635     296,190     194,798
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --       6,425          --
Benefit payments..................................    (291)   6,571        --        --          --          --
Payments on termination...........................    (721)  (5,693)   (3,566)   (1,075)   (448,080)   (216,303)
Contract Maintenance Charge.......................     (13)     (15)   (1,436)   (1,227)     (8,773)     (8,828)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (987)  (1,139)   57,893    27,195       1,315     204,589
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,012)    (276)   52,891    24,893    (449,113)    (20,542)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   5,302    2,584    97,601    45,528    (152,923)    174,256
NET ASSETS AT BEGINNING OF PERIOD.................  19,878   17,294   220,788   175,260   2,554,969   2,380,713
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $25,180  $19,878  $318,389  $220,788  $2,402,046  $2,554,969
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,015    2,093    20,475    18,206     262,532     266,493
       Units issued...............................     214      776     9,190     7,308      69,597      59,409
       Units redeemed.............................    (395)    (854)   (4,455)   (5,039)   (113,233)    (63,370)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   1,834    2,015    25,210    20,475     218,896     262,532
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  --------------  -----------------
                                                          AST FRANKLIN
                                                            TEMPLETON              AST              AST
                                                         FOUNDING FUNDS          GLOBAL        GOLDMAN SACHS
                                                           ALLOCATION          REAL ESTATE   CONCENTRATED GROWTH
                                                     ----------------------  --------------  -------------------
                                                        2013      2012 (AR)   2013    2012     2013      2012
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (45,339) $  (11,469) $  (41) $    4  $  (624)  $   (463)
Net realized gains (losses).........................     76,566      (5,286)     72      19    2,739      2,128
Change in unrealized gains (losses).................    627,135      36,306      48     534   10,692      6,921
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from operations...    658,362      19,551      79     557   12,807      8,586
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        600         600      --      --       --         --
Benefit payments....................................         --          --      --      --       --         --
Payments on termination.............................   (251,736)    (83,686)   (182)    (91)  (6,299)   (12,185)
Contract Maintenance Charge.........................    (17,601)     (4,712)    (15)    (15)     (42)       (41)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (43,013)  3,059,005      --     124     (530)       (84)
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (311,750)  2,971,207    (197)     18   (6,871)   (12,310)
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................    346,612   2,990,758    (118)    575    5,936     (3,724)
NET ASSETS AT BEGINNING OF PERIOD...................  2,990,758          --   2,759   2,184   48,943     52,667
                                                     ----------  ----------  ------  ------  -------   --------
NET ASSETS AT END OF PERIOD......................... $3,337,370  $2,990,758  $2,641  $2,759  $54,879   $ 48,943
                                                     ==========  ==========  ======  ======  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    277,762          --     245     242    4,403      5,619
       Units issued.................................     42,279     298,414      --      13       --         16
       Units redeemed...............................    (67,538)    (20,652)    (17)    (10)    (549)    (1,232)
                                                     ----------  ----------  ------  ------  -------   --------
    Units outstanding at end of period..............    252,503     277,762     228     245    3,854      4,403
                                                     ==========  ==========  ======  ======  =======   ========

--------
(ar)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST                 AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                      LARGE-CAP VALUE     MID-CAP GROWTH     MULTI-ASSET (B)
                                                     -----------------  -----------------  ------------------
                                                       2013     2012      2013     2012      2013      2012
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (118) $    (37) $  (619) $   (541) $ (7,791) $ (4,180)
Net realized gains (losses).........................       8    (3,585)     152     5,518    10,143    18,491
Change in unrealized gains (losses).................   2,702     5,258   13,286     2,733    39,370    26,038
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   2,592     1,636   12,819     7,710    41,722    40,349
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --        --        --        --
Benefit payments....................................      --        --       --        --        --        --
Payments on termination.............................      --   (12,705)    (394)  (12,760)   (1,940)   (2,240)
Contract Maintenance Charge.........................     (13)      (11)     (12)      (12)   (2,434)   (2,187)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     3,415     (118)      (40)   (6,314)   37,783
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (12)   (9,301)    (524)  (12,812)  (10,688)   33,356
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,580    (7,665)  12,295    (5,102)   31,034    73,705
NET ASSETS AT BEGINNING OF PERIOD...................   8,128    15,793   42,404    47,506   543,200   469,495
                                                     -------  --------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $10,708  $  8,128  $54,699  $ 42,404  $574,234  $543,200
                                                     =======  ========  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     937     2,172    3,347     4,437    49,920    46,832
       Units issued.................................      --       394       --         3     6,994     7,502
       Units redeemed...............................      (2)   (1,629)     (38)   (1,093)   (8,191)   (4,414)
                                                     -------  --------  -------  --------  --------  --------
    Units outstanding at end of period..............     935       937    3,309     3,347    48,723    49,920
                                                     =======  ========  =======  ========  ========  ========

--------
(b)Previously known as AST Horizon Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ------------------------------------------------------
                                                                 ADVANCED         ADVANCED             ADVANCED
                                                               SERIES TRUST     SERIES TRUST         SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                              --------------  ------------------  -----------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON               AST
                                                              SMALL-CAP VALUE LARGE-CAP VALUE (C)     HIGH YIELD
                                                              --------------  ------------------- -----------------
                                                               2013    2012     2013      2012      2013      2012
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (88) $  (42) $  (312)  $   (41)  $ (1,180) $ 3,312
Net realized gains (losses)..................................     62      23      473       (97)     1,663      100
Change in unrealized gains (losses)..........................  2,117     731    6,718     1,965      4,615    2,673
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from operations............  2,091     712    6,879     1,827      5,098    6,085
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --        --         --       --
Benefit payments.............................................     --      --       --        --       (259)   6,570
Payments on termination......................................   (120)    (89)  (2,881)     (487)   (17,739)  (1,007)
Contract Maintenance Charge..................................    (16)    (15)     (15)      (13)       (36)     (31)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     --     132     (546)    5,320     16,823   39,903
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from contract transactions.   (136)     28   (3,442)    4,820     (1,211)  45,435
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS............................  1,955     740    3,437     6,647      3,887   51,520
NET ASSETS AT BEGINNING OF PERIOD............................  5,738   4,998   22,028    15,381     84,788   33,268
                                                              ------  ------  -------   -------   --------  -------
NET ASSETS AT END OF PERIOD.................................. $7,693  $5,738  $25,465   $22,028   $ 88,675  $84,788
                                                              ======  ======  =======   =======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    419     417    2,540     1,989      6,352    2,802
       Units issued..........................................     --      10      135       648      1,202    3,675
       Units redeemed........................................     (9)     (8)    (464)      (97)    (1,306)    (125)
                                                              ------  ------  -------   -------   --------  -------
    Units outstanding at end of period.......................    410     419    2,211     2,540      6,248    6,352
                                                              ======  ======  =======   =======   ========  =======

--------
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ------------------------------------------------------------------
                                                       ADVANCED              ADVANCED               ADVANCED
                                                     SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                   -------------------  -----------------   ------------------------
                                                                                                       AST
                                                          AST                  AST                 INVESTMENT
                                                   INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                   -------------------- -----------------   ------------------------
                                                     2013       2012      2013      2012        2013         2012
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (635)   $   (24)  $  (855)  $    740  $   (48,921) $   (30,264)
Net realized gains (losses).......................   1,337       (394)     (597)    (3,138)      92,417      298,732
Change in unrealized gains (losses)...............   7,346      8,789    12,363     11,366     (174,643)     213,149
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from operations.   8,048      8,371    10,911      8,968     (131,147)     481,617
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRA CT TRANSACTIONS
Deposits..........................................      --         --     1,380         --           --           --
Benefit payments..................................      --         --        --         --           --           --
Payments on termination...........................  (8,523)    (3,886)   (9,556)   (10,425)    (351,001)    (831,008)
Contract Maintenance Charge.......................     (30)       (38)      (33)       (33)     (25,177)     (43,448)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,245)       (40)        7         --   (1,739,738)  (4,629,378)
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (9,798)    (3,964)   (8,202)   (10,458)  (2,115,916)  (5,503,834)
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (1,750)     4,407     2,709     (1,490)  (2,247,063)  (5,022,217)
NET ASSETS AT BEGINNING OF PERIOD.................  51,242     46,835    62,177     63,667    4,735,331    9,757,548
                                                    -------   -------   -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $49,492    $51,242   $64,886   $ 62,177  $ 2,488,268  $ 4,735,331
                                                    =======   =======   =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   6,085      6,609     7,629      9,007      306,627      680,880
       Units issued...............................     513         37       169         --      122,238      443,155
       Units redeemed.............................  (1,606)      (561)   (1,052)    (1,378)    (259,534)    (817,408)
                                                    -------   -------   -------   --------  -----------  -----------
    Units outstanding at end of period............   4,992      6,085     6,746      7,629      169,331      306,627
                                                    =======   =======   =======   ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                      ADVANCED           ADVANCED                    ADVANCED
                                                    SERIES TRUST       SERIES TRUST                SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------  -----------------------  ----------------------
                                                         AST                AST                         AST
                                                 J.P. MORGAN GLOBAL     J.P. MORGAN            J.P. MORGAN STRATEGIC
                                                      THEMATIC       INTERNATIONAL EQUITY (D)      OPPORTUNITIES
                                                 ------------------  ------------------------ ----------------------
                                                   2013      2012      2013         2012         2013        2012
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,256) $ (1,272) $  (793)     $   178     $  (52,889) $     (295)
Net realized gains (losses).....................    4,268     9,187       53         (695)        92,985      85,668
Change in unrealized gains (losses).............   19,636     6,520    7,229        9,072        251,776     182,420
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   21,648    14,435    6,489        8,555        291,872     267,793
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --           --            210      10,710
Benefit payments................................       --        --       --           --             --          --
Payments on termination.........................  (10,140)  (33,667)  (2,060)      (4,343)      (335,371)   (468,617)
Contract Maintenance Charge.....................     (722)     (663)      (4)          (5)       (13,610)    (14,532)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   48,748     9,159       (1)           1        178,177     343,553
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   37,886   (25,171)  (2,065)      (4,347)      (170,594)   (128,886)
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   59,534   (10,736)   4,424        4,208        121,278     138,907
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  118,676   129,412   49,056       44,848      3,217,750   3,078,843
                                                 --------  --------    -------     -------    ----------  ----------
NET ASSETS AT END OF PERIOD..................... $178,210  $118,676  $53,480      $49,056     $3,339,028  $3,217,750
                                                 ========  ========    =======     =======    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,719    13,190    5,421        5,947        300,029     312,970
       Units issued.............................    7,214     2,776       --           --         40,502      71,587
       Units redeemed...........................   (3,828)   (5,247)    (212)        (526)       (55,385)    (84,528)
                                                 --------  --------    -------     -------    ----------  ----------
    Units outstanding at end of period..........   14,105    10,719    5,209        5,421        285,146     300,029
                                                 ========  ========    =======     =======    ==========  ==========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                        ADVANCED          ADVANCED            ADVANCED
                                                      SERIES TRUST      SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------   ----------------
                                                                             AST                 AST
                                                           AST          LOOMIS SAYLES        LORD ABBETT
                                                     LARGE-CAP VALUE LARGE-CAP GROWTH (E) CORE FIXED INCOME
                                                     --------------  ------------------   ----------------
                                                      2013    2012     2013       2012      2013     2012
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (83) $   (3) $ (1,617)  $   (897) $  (722) $   (69)
Net realized gains (losses).........................     14      (2)      729        529      292    1,784
Change in unrealized gains (losses).................  2,363     144    35,295      7,501   (1,553)     692
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from operations...  2,294     139    34,407      7,133   (1,983)   2,407
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --     2,761         --    1,725       --
Benefit payments....................................     --      --    (1,125)    26,306     (480)  13,143
Payments on termination.............................     --      --      (750)   (10,500)  (2,588)  (2,925)
Contract Maintenance Charge.........................     (4)     (1)      (17)       (17)     (23)     (26)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1   5,299        40        507       --      127
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)  5,298       909     16,296   (1,366)  10,319
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  2,291   5,437    35,316     23,429   (3,349)  12,726
NET ASSETS AT BEGINNING OF PERIOD...................  5,999     562    97,506     74,077   61,815   49,089
                                                     ------  ------  --------   --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $8,290  $5,999  $132,822   $ 97,506  $58,466  $61,815
                                                     ======  ======  ========   ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    748      81     9,908      8,385    4,599    3,831
       Units issued.................................     --     668       271      2,724      131    1,026
       Units redeemed...............................     --      (1)     (157)    (1,201)    (237)    (258)
                                                     ------  ------  --------   --------  -------  -------
    Units outstanding at end of period..............    748     748    10,022      9,908    4,493    4,599
                                                     ======  ======  ========   ========  =======  =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2013     2012     2013     2012     2013     2012
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (710) $   (46) $  (183) $  (168) $  (526) $   (388)
Net realized gains (losses).........................     638      256      475      388      220     3,539
Change in unrealized gains (losses).................  14,455    8,387    4,572    1,903    9,867     2,985
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from operations...  14,383    8,597    4,864    2,123    9,561     6,136
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --       --        --
Benefit payments....................................    (589)  13,136       --       --       --        --
Payments on termination.............................  (2,710)  (5,167)  (1,172)  (2,103)      --        --
Contract Maintenance Charge.........................      (9)      (8)     (16)     (15)      (6)      (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      381       (1)      --       (1)  (12,304)
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,308)   8,342   (1,189)  (2,118)      (7)  (12,319)
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  11,075   16,939    3,675        5    9,554    (6,183)
NET ASSETS AT BEGINNING OF PERIOD...................  56,266   39,327   14,296   14,291   31,333    37,516
                                                     -------  -------  -------  -------  -------  --------
NET ASSETS AT END OF PERIOD......................... $67,341  $56,266  $17,971  $14,296  $40,887  $ 31,333
                                                     =======  =======  =======  =======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,913    4,194    1,350    1,562    2,842     3,974
       Units issued.................................      --    1,284       --       --       --        --
       Units redeemed...............................    (252)    (565)     (94)    (212)      --    (1,132)
                                                     -------  -------  -------  -------  -------  --------
    Units outstanding at end of period..............   4,661    4,913    1,256    1,350    2,842     2,842
                                                     =======  =======  =======  =======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  -----------------  ----------------
                                                        2013        2012      2013     2012      2013     2012
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (7,027) $  (6,427) $  (349) $    (65) $  (545) $  (449)
Net realized gains (losses).........................         --         --    3,256     1,905      702      300
Change in unrealized gains (losses).................         --         --    6,286     2,651   12,246    3,528
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...     (7,027)    (6,427)   9,193     4,491   12,403    3,379
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --         --       --        --       --       --
Benefit payments....................................   (500,844)  (513,431)      --        --     (280)   6,575
Payments on termination.............................   (591,249)  (178,527)  (7,624)  (13,358)    (329)    (295)
Contract Maintenance Charge.........................        (95)      (119)     (24)      (25)      (9)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,195,710    605,286     (918)      (32)    (766)    (616)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    103,522    (86,791)  (8,566)  (13,415)  (1,384)   5,653
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     96,495    (93,218)     627    (8,924)  11,019    9,032
NET ASSETS AT BEGINNING OF PERIOD...................    325,084    418,302   25,274    34,198   40,618   31,586
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $  421,579  $ 325,084  $25,901  $ 25,274  $51,637  $40,618
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     33,818     42,628    2,344     3,675    3,777    3,268
       Units issued.................................    151,340     81,407      196        57      202      692
       Units redeemed...............................   (140,250)   (90,217)    (822)   (1,388)    (316)    (183)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............     44,908     33,818    1,718     2,344    3,663    3,777
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                                               AST                AST
                                                            AST            PARAMETRIC            PIMCO
                                                       NEW DISCOVERY    EMERGING MARKETS   LIMITED MATURITY
                                                      ASSET ALLOCATION       EQUITY              BOND
                                                     -----------------  ----------------  ------------------
                                                       2013   2012 (AS)   2013     2012     2013      2012
                                                     -------  --------- -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (64)  $   11   $  (217) $   (11) $ (1,290) $    (96)
Net realized gains (losses).........................     606       (2)        4    2,326    (1,289)    2,652
Change in unrealized gains (losses).................      31      173        35      674    (1,048)    1,027
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from operations...     573      182      (178)   2,989    (3,627)    3,583
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --        --        --
Benefit payments....................................      --       --        --       --      (238)    6,574
Payments on termination.............................      --       --      (441)  (1,142)  (19,441)   (7,000)
Contract Maintenance Charge.........................      (2)      (4)      (51)     (86)      (59)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (2,624)   5,326        --   (6,537)   10,078     5,308
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,626)   5,322      (492)  (7,765)   (9,660)    4,818
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,053)   5,504      (670)  (4,776)  (13,287)    8,401
NET ASSETS AT BEGINNING OF PERIOD...................   5,504       --    16,507   21,283   116,152   107,751
                                                     -------   ------   -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 3,451   $5,504   $15,837  $16,507  $102,865  $116,152
                                                     =======   ======   =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     532       --     1,633    2,452     9,610     9,234
       Units issued.................................     650      558        --       55       877     1,002
       Units redeemed...............................    (897)     (26)      (49)    (874)   (1,673)     (626)
                                                     -------   ------   -------  -------  --------  --------
    Units outstanding at end of period..............     285      532     1,584    1,633     8,814     9,610
                                                     =======   ======   =======  =======  ========  ========

--------
(as)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED              ADVANCED                 ADVANCED
                                              SERIES TRUST          SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  ----------------------  ------------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN          PRESERVATION              PRUDENTIAL
                                                  BOND            ASSET ALLOCATION       GROWTH ALLOCATION (F)
                                          -------------------  ----------------------  ------------------------
                                             2013      2012       2013        2012         2013         2012
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (4,969) $  3,388  $ (133,308) $  (38,947) $  (141,018) $   (23,930)
Net realized gains (losses)..............     8,325     6,428     241,763     745,812      426,637      207,691
Change in unrealized gains (losses)......   (20,435)   18,697     492,352      (4,343)     968,355      834,151
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (17,079)   28,513     600,807     702,522    1,253,974    1,017,912
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     1,725        --         434      49,500           --      540,393
Benefit payments.........................      (485)   13,140          --          --           --           --
Payments on termination..................   (46,711)  (44,969)   (670,785)   (855,252)  (2,650,308)  (1,301,143)
Contract Maintenance Charge..............       (69)      (79)    (26,415)    (29,876)     (45,400)     (39,926)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (263,869)   33,078     (97,841)    637,849      571,810      652,335
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (309,409)    1,170    (794,607)   (197,779)  (2,123,898)    (148,341)
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (326,488)   29,683    (193,800)    504,743     (869,924)     869,571
NET ASSETS AT BEGINNING OF
 PERIOD..................................   440,485   410,802   8,681,178   8,176,435   10,160,444    9,290,873
                                          ---------  --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 113,997  $440,485  $8,487,378  $8,681,178  $ 9,290,520  $10,160,444
                                          =========  ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    32,751    32,854     751,850     768,384    1,112,176    1,132,693
       Units issued......................       331     3,463      73,920     154,447      215,761      561,823
       Units redeemed....................   (24,560)   (3,566)   (141,682)   (170,981)    (450,020)    (582,340)
                                          ---------  --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period...     8,522    32,751     684,088     751,850      877,917    1,112,176
                                          =========  ========  ==========  ==========  ===========  ===========

--------
(f)Previously known as AST First Trust Capital Appreciation Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------------
                                              ADVANCED             ADVANCED              ADVANCED
                                            SERIES TRUST         SERIES TRUST          SERIES TRUST
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                         -----------------  ----------------------  ------------------
                                                AST                   AST                   AST
                                               QMA US                 RCM                SCHRODERS
                                            EQUITY ALPHA       WORLD TRENDS (AV)      GLOBAL TACTICAL
                                         -----------------  ----------------------  ------------------
                                           2013      2012      2013        2012       2013      2012
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $   (564) $  (171) $  (26,760) $  (16,972) $ (6,172) $ (2,428)
Net realized gains (losses).............    3,983      147     111,268      79,295     8,771     5,574
Change in unrealized gains (losses).....    9,694    5,011      83,849      75,063    68,770    39,408
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.............................   13,113    4,987     168,357     137,386    71,369    42,554
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --       --          --          --        --     4,500
Benefit payments........................     (566)  13,152          --          --        --        --
Payments on termination.................  (10,430)      --    (346,529)    (63,262)     (699)       --
Contract Maintenance Charge.............      (13)     (12)     (4,699)     (4,931)   (1,154)     (878)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,891)      99      (8,259)     58,603    47,680   100,864
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions..................  (12,900)  13,239    (359,487)     (9,590)   45,827   104,486
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.......      213   18,226    (191,130)    127,796   117,196   147,040
NET ASSETS AT BEGINNING OF PERIOD.......   47,039   28,813   1,740,944   1,613,148   402,468   255,428
                                         --------  -------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............. $ 47,252  $47,039  $1,549,814  $1,740,944  $519,664  $402,468
                                         ========  =======  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    4,838    3,491     168,568     169,607    38,412    27,825
      Units issued......................      388    1,458      10,298      20,177     9,078    12,625
      Units redeemed....................   (1,517)    (111)    (42,675)    (21,216)   (4,829)   (2,038)
                                         --------  -------  ----------  ----------  --------  --------
   Units outstanding at end of period...    3,709    4,838     136,191     168,568    42,661    38,412
                                         ========  =======  ==========  ==========  ========  ========

--------
(av)Previously known as AST CLS Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                           ADVANCED           ADVANCED           ADVANCED
                                                         SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------  --------------   -----------------
                                                              AST
                                                     SCHRODERS MULTI-ASSET       AST               AST
                                                       WORLD STRATEGIES    SMALL-CAP GROWTH  SMALL-CAP VALUE
                                                     --------------------  --------------   -----------------
                                                        2013       2012     2013     2012     2013     2012
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (12,371) $   5,301  $  (40)  $  (37) $  (339) $   (291)
Net realized gains (losses).........................    55,399     36,701     238       43      977     3,421
Change in unrealized gains (losses).................    48,715     27,409     757      301    7,324     1,709
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from operations...    91,743     69,411     955      307    7,962     4,839
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --      --       --       --        --
Benefit payments....................................        --         --      --       --       --        --
Payments on termination.............................  (266,115)  (161,392)     --       --     (365)     (309)
Contract Maintenance Charge.........................    (4,548)    (5,373)     (3)      (4)     (10)      (20)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    62,070    295,683    (306)     (45)    (559)  (11,983)
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (208,593)   128,918    (309)     (49)    (934)  (12,312)
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (116,850)   198,329     646      258    7,028    (7,473)
NET ASSETS AT BEGINNING OF PERIOD...................   820,850    622,521   3,043    2,785   22,633    30,106
                                                     ---------  ---------  ------   ------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 704,000  $ 820,850  $3,689   $3,043  $29,661  $ 22,633
                                                     =========  =========  ======   ======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    79,826     66,246     248      251    2,040     3,175
       Units issued.................................     9,725     49,224      85       21      103        32
       Units redeemed...............................   (28,654)   (35,644)   (108)     (24)    (172)   (1,167)
                                                     ---------  ---------  ------   ------  -------  --------
    Units outstanding at end of period..............    60,897     79,826     225      248    1,971     2,040
                                                     =========  =========  ======   ======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                            AST                   AST                  AST
                                                         TEMPLETON           T. ROWE PRICE        T. ROWE PRICE
                                                      GLOBAL BOND (G)      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2013     2012       2013        2012       2013     2012
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (793) $    601  $ (100,722) $  (17,720) $(1,145) $  (780)
Net realized gains (losses).........................    (278)    1,361     203,219     202,767      659       14
Change in unrealized gains (losses).................  (2,137)      817     745,014     398,400   17,723    7,635
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (3,208)    2,779     847,511     583,447   17,237    6,869
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,725        --       1,500      82,961       --       --
Benefit payments....................................      --        --          --          --     (573)  13,151
Payments on termination.............................  (4,568)  (38,786)   (212,567)   (188,578)  (2,917)    (493)
Contract Maintenance Charge.........................     (34)      (48)    (12,592)    (11,585)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (167)    3,435     291,611     (32,423)      (1)     174
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,044)  (35,399)     67,952    (149,625)  (3,502)  12,821
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (6,252)  (32,620)    915,463     433,822   13,735   19,690
NET ASSETS AT BEGINNING OF PERIOD...................  62,339    94,959   5,669,268   5,235,446   63,287   43,597
                                                     -------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $56,087  $ 62,339  $6,584,731  $5,669,268  $77,022  $63,287
                                                     =======  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,941     7,844     507,385     523,825    7,690    6,155
       Units issued.................................     201       282      83,725      87,111       --    1,659
       Units redeemed...............................    (464)   (3,185)    (77,775)   (103,551)    (347)    (124)
                                                     -------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   4,678     4,941     513,335     507,385    7,343    7,690
                                                     =======  ========  ==========  ==========  =======  =======

--------
(g)Previously known as AST T. Rowe Price Global Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST
                                                       T. ROWE PRICE            AST           AST WELLINGTON
                                                         LARGE-CAP         T. ROWE PRICE        MANAGEMENT
                                                           GROWTH        NATURAL RESOURCES     HEDGED EQUITY
                                                     -----------------  ------------------  ------------------
                                                       2013      2012     2013      2012      2013      2012
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (461) $  (481) $ (1,777) $ (1,137) $ (2,054) $ (1,459)
Net realized gains (losses).........................   12,960    1,272    (1,992)   (2,180)    7,121       267
Change in unrealized gains (losses).................     (452)   4,292    19,458     5,601    17,117    11,167
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   12,047    5,083    15,689     2,284    22,184     9,975
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --     4,486       131        --        --
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (27,289)      --    (7,320)   (3,908)     (237)       --
Contract Maintenance Charge.........................      (17)     (18)      (57)      (62)      (40)      (58)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (329)  (4,267)   (3,516)    4,786    19,457     2,264
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (27,635)  (4,285)   (6,407)      947    19,180     2,206
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (15,588)     798     9,282     3,231    41,364    12,181
NET ASSETS AT BEGINNING OF PERIOD...................   32,697   31,899   117,212   113,981   118,647   106,466
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 17,109  $32,697  $126,494  $117,212  $160,011  $118,647
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,835    3,213    13,614    13,521    13,594    13,333
       Units issued.................................       97    1,361     1,901       997     5,827       558
       Units redeemed...............................   (1,899)  (1,739)   (2,600)     (904)   (3,977)     (297)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    1,033    2,835    12,915    13,614    15,444    13,594
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                                                    ALLIANCE                   ALLIANCE
                                              ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                            SERIES TRUST       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------  ------------------------  -------------------------
                                          AST WESTERN ASSET         ALLIANCE            ALLIANCE BERNSTEIN VPS
                                           CORE PLUS BOND     BERNSTEIN VPS GROWTH         GROWTH & INCOME
                                          ----------------  ------------------------  -------------------------
                                            2013     2012       2013         2012         2013          2012
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (129) $   (43) $  (352,126) $  (371,560) $   (325,040) $  (205,673)
Net realized gains (losses)..............       1        3    1,709,028      906,925     1,964,502     (622,276)
Change in unrealized gains (losses)......    (199)     175    4,574,781    2,022,707    15,892,116    9,658,628
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (327)     135    5,931,683    2,558,072    17,531,578    8,830,679
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --        5,109          297        16,240       19,599
Benefit payments.........................    (482)  13,144     (733,167)    (450,417)   (2,016,602)  (1,434,969)
Payments on termination..................      --       --   (3,390,164)  (2,702,211)   (8,359,550)  (6,180,072)
Contract Maintenance Charge..............      --       --      (43,687)     (53,854)      (64,507)     (75,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --      123     (414,657)    (555,814)   (2,690,439)  (1,696,289)
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (482)  13,267   (4,576,566)  (3,761,999)  (13,114,858)  (9,367,415)
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (809)  13,402    1,355,117   (1,203,927)    4,416,720     (536,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,402       --   21,048,434   22,252,361    59,851,746   60,388,482
                                          -------  -------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $12,593  $13,402  $22,403,551  $21,048,434  $ 64,268,466  $59,851,746
                                          =======  =======  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081       --    2,043,765    2,393,760     4,651,863    5,403,318
       Units issued......................      --    1,124       60,393       48,119        79,216      136,850
       Units redeemed....................     (39)     (43)    (415,500)    (398,114)     (941,513)    (888,305)
                                          -------  -------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...   1,042    1,081    1,688,658    2,043,765     3,789,566    4,651,863
                                          =======  =======  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                            ALLIANCE                  ALLIANCE                  ALLIANCE
                                       BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                       PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                       INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   533,896  $   (49,018) $  (305,469) $  (293,468) $  (241,922) $  (263,785)
Net realized gains (losses)........    (838,996)  (1,541,139)   1,012,750      384,760    2,466,286      981,954
Change in unrealized gains
 (losses)..........................   2,885,229    3,365,049    4,856,891    2,192,621    3,532,808    2,161,593
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   2,580,129    1,774,892    5,564,172    2,283,913    5,757,172    2,879,762
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       5,262       10,507        2,460        3,538       10,100        3,600
Benefit payments...................    (334,169)    (386,819)    (397,042)    (451,558)    (459,217)    (453,719)
Payments on termination............  (2,792,188)  (2,109,077)  (1,617,770)  (1,315,186)  (3,756,404)  (2,938,544)
Contract Maintenance Charge........     (53,719)     (65,605)     (17,179)     (18,634)     (71,597)     (80,749)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................    (770,835)    (317,571)    (704,166)     (93,541)    (580,994)    (344,354)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,945,649)  (2,868,565)  (2,733,697)  (1,875,381)  (4,858,112)  (3,813,766)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,365,520)  (1,093,673)   2,830,475      408,532      899,060     (934,004)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  14,231,456   15,325,129   17,489,451   17,080,919   18,040,271   18,974,275
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $12,865,936  $14,231,456  $20,319,926  $17,489,451  $18,939,331  $18,040,271
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,567,420    1,895,514    2,203,731    2,470,154      834,393    1,021,710
       Units issued................      59,790      130,163       45,294      186,645       21,480       28,205
       Units redeemed..............    (451,404)    (458,257)    (362,662)    (453,068)    (208,986)    (215,522)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,175,806    1,567,420    1,886,363    2,203,731      646,887      834,393
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                            ALLIANCE             AMERICAN         AMERICAN
                                                       BERNSTEIN VARIABLE    CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND   PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  ----------------  --------------
                                                            ALLIANCE         AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED    VP INTERNATIONAL
                                                     ----------------------  ----------------  --------------
                                                        2013        2012       2013     2012    2013     2012
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    1,646  $      265  $    15  $    65  $   12   $  (29)
Net realized gains (losses).........................     35,588     (52,577)     343       41      18        6
Change in unrealized gains (losses).................    336,755     238,729    1,315      950   1,011      844
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from operations...    373,989     186,417    1,673    1,056   1,041      821
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --          --       --       --      --       --
Benefit payments....................................   (126,144)    (32,255)      --       --      --       --
Payments on termination.............................   (352,863)   (200,723)    (741)    (687)     --       --
Contract Maintenance Charge.........................     (4,849)     (5,515)      --       --      (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (153,404)    (38,067)      --       --       2       (1)
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (637,260)   (276,560)    (741)    (687)     (2)      (4)
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (263,271)    (90,143)     932      369   1,039      817
NET ASSETS AT BEGINNING OF PERIOD...................  1,352,328   1,442,471   10,727   10,358   5,049    4,232
                                                     ----------  ----------  -------  -------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,089,057  $1,352,328  $11,659  $10,727  $6,088   $5,049
                                                     ==========  ==========  =======  =======  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    138,625     167,471      606      645     321      322
       Units issued.................................      3,209       2,670       --       --      --       --
       Units redeemed...............................    (58,293)    (31,516)     (37)     (39)     --       (1)
                                                     ----------  ----------  -------  -------  ------   ------
    Units outstanding at end of period..............     83,541     138,625      569      606     321      321
                                                     ==========  ==========  =======  =======  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK     DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK       VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND            INCOME
                                                     -------------------  ------------------  -----------------
                                                       2013       2012      2013      2012      2013     2012
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    (7)   $   (78)  $  2,085  $  2,770  $  (471) $    (68)
Net realized gains (losses).........................     153         18     11,317    26,618    2,202       230
Change in unrealized gains (losses).................   4,794      1,532    117,942    31,254   23,042    12,853
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from operations...   4,940      1,472    131,344    60,642   24,773    13,015
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --        --
Benefit payments....................................      --         --    (13,552)   (7,727)      --        --
Payments on termination.............................    (524)        --    (12,913)  (26,638)  (9,186)  (21,379)
Contract Maintenance Charge.........................      (9)        (9)      (217)     (293)     (80)      (83)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --       (594)  (16,734)    (446)   (3,922)
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (533)        (9)   (27,276)  (51,392)  (9,712)  (25,384)
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................   4,407      1,463    104,068     9,250   15,061   (12,369)
NET ASSETS AT BEGINNING OF PERIOD...................  15,446     13,983    451,021   441,771   75,208    87,577
                                                      -------   -------   --------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $19,853    $15,446   $555,089  $451,021  $90,269  $ 75,208
                                                      =======   =======   ========  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,399      1,400     34,786    38,924    5,860     8,262
       Units issued.................................      --         --         --        --       --        --
       Units redeemed...............................     (45)        (1)    (1,839)   (4,138)    (651)   (2,402)
                                                      -------   -------   --------  --------  -------  --------
    Units outstanding at end of period..............   1,354      1,399     32,947    34,786    5,209     5,860
                                                      =======   =======   ========  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                   DREYFUS VARIABLE      DWS INVESTMENTS      DWS INVESTMENTS
                                                    INVESTMENT FUND     VARIABLE SERIES I    VARIABLE SERIES I
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------  ---------------------
                                                          VIF                                       DWS
                                                     MONEY MARKET        DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 --------------------  ------------------  ---------------------
                                                    2013       2012      2013      2012       2013        2012
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (6,522) $  (7,772) $  9,034  $ 12,238  $    5,097  $   1,426
Net realized gains (losses).....................        --         --        50       (69)     31,571     35,902
Change in unrealized gains (losses).............        --         (1)  (21,024)   11,227     249,928    106,507
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from
 operations.....................................    (6,522)    (7,773)  (11,940)   23,396     286,596    143,835
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       200        708        --       900       5,150      1,900
Benefit payments................................    (3,500)    (3,842)   (4,849)   (4,012)     (2,418)   (20,110)
Payments on termination.........................  (207,811)  (265,019)  (31,176)  (28,152)    (77,208)  (161,104)
Contract Maintenance Charge.....................      (206)      (294)       --        --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   136,501    205,464   (18,093)   77,536     (34,575)    (3,610)
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (74,816)   (62,983)  (54,118)   46,272    (109,051)  (182,924)
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (81,338)   (70,756)  (66,058)   69,668     177,545    (39,089)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   506,049    576,805   365,214   295,546     928,154    967,243
                                                 ---------  ---------  --------  --------  ----------  ---------
NET ASSETS AT END OF PERIOD..................... $ 424,711  $ 506,049  $299,156  $365,214  $1,105,699  $ 928,154
                                                 =========  =========  ========  ========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    47,307     53,463    23,425    20,291      68,686     82,485
       Units issued.............................    14,673     19,763       277     5,417         643        669
       Units redeemed...........................   (21,525)   (25,919)   (3,775)   (2,283)     (8,137)   (14,468)
                                                 ---------  ---------  --------  --------  ----------  ---------
    Units outstanding at end of period..........    40,455     47,307    19,927    23,425      61,192     68,686
                                                 =========  =========  ========  ========  ==========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                   DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                  VARIABLE SERIES I     VARIABLE SERIES I     VARIABLE SERIES I
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                         DWS            DWS GLOBAL SMALL      DWS INTERNATIONAL
                                                  CORE EQUITY VIP A     CAP GROWTH VIP A            VIP A
                                                 ------------------  ----------------------  ------------------
                                                   2013      2012       2013        2012       2013      2012
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,705  $  2,088  $   (1,138) $     (424) $ 12,181  $  4,266
Net realized gains (losses).....................    4,592     1,020     102,366      59,619   (22,966)  (10,641)
Change in unrealized gains (losses).............  139,463    53,091     226,793      84,629    61,816    61,118
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  146,760    56,199     328,021     143,824    51,031    54,743
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................    1,500     1,275       1,855       1,480       255       480
Benefit payments................................     (308)     (465)         --     (34,408)     (549)     (247)
Payments on termination.........................  (25,778)  (78,240)   (148,650)    (96,316)  (60,120)  (11,061)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  107,139    (2,266)     (7,052)    (67,078)  (23,849)   (8,847)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   82,553   (79,696)   (153,847)   (196,322)  (84,263)  (19,675)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  229,313   (23,497)    174,174     (52,498)  (33,232)   35,068
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  381,962   405,459   1,001,339   1,053,837   323,595   288,527
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $611,275  $381,962  $1,175,513  $1,001,339  $290,363  $323,595
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   31,832    38,834      38,026      45,832    28,757    30,705
       Units issued.............................    7,483       830       2,256          69        98       133
       Units redeemed...........................   (1,973)   (7,832)     (7,240)     (7,875)   (7,268)   (2,081)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   37,342    31,832      33,042      38,026    21,587    28,757
                                                 ========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                   VARIABLE SERIES II    VARIABLE SERIES II    VARIABLE SERIES II
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                    DWS GLOBAL INCOME            DWS            DWS SMALL MID CAP
                                                    BUILDER VIP A II     MONEY MARKET VIP A II   GROWTH VIP A II
                                                 ----------------------  --------------------  ------------------
                                                    2013        2012       2013       2012       2013      2012
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   18,103  $   10,053  $ (1,271)  $ (1,576)  $ (2,017) $ (2,120)
Net realized gains (losses).....................     24,638       5,837        --         --      8,124    10,985
Change in unrealized gains (losses).............    147,247     125,117        --         (1)   109,504    34,589
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    189,988     141,007    (1,271)    (1,577)   115,611    43,454
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................         --          --     1,500    (25,904)       540       540
Benefit payments................................     (5,895)     11,083        --         --         --   (12,292)
Payments on termination.........................    (26,508)    (64,276)       --    (60,750)   (18,005)  (76,141)
Contract Maintenance Charge.....................         --          --        --         --         --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (111,197)     (9,752)   (4,458)     2,872      4,603     2,282
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   (143,600)    (62,945)   (2,958)   (83,782)   (12,862)  (85,611)
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     46,388      78,062    (4,229)   (85,359)   102,749   (42,157)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,263,303   1,185,241   173,294    258,653    281,653   323,810
                                                 ----------  ----------  --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $1,309,691  $1,263,303  $169,065   $173,294   $384,402  $281,653
                                                 ==========  ==========  ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,256     102,358    16,649     24,653     22,630    29,526
       Units issued.............................        321       1,495       207      4,996      1,570       647
       Units redeemed...........................    (10,490)     (6,597)     (492)   (13,000)    (2,421)   (7,543)
                                                 ----------  ----------  --------   --------   --------  --------
    Units outstanding at end of period..........     87,087      97,256    16,364     16,649     21,779    22,630
                                                 ==========  ==========  ========   ========   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                                  FEDERATED            FIDELITY VARIABLE      FIDELITY VARIABLE
                                              INSURANCE SERIES      INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II        VIP CONTRAFUND        VIP EQUITY-INCOME
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (89,202) $  (111,517) $  (14,371) $   (4,659) $   8,022   $  12,274
Net realized gains (losses)..............          --           --     147,889      88,885     69,969      39,853
Change in unrealized gains (losses)......          --           --   1,132,256     605,582    111,031      71,357
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................     (89,202)    (111,517)  1,265,774     689,808    189,022     123,484
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,060        2,060      45,456      52,955        180       5,939
Benefit payments.........................    (260,882)    (291,988)    (19,713)    (85,307)       (43)    (45,891)
Payments on termination..................    (929,560)  (1,024,545)   (547,633)   (870,050)  (120,473)   (183,281)
Contract Maintenance Charge..............      (5,311)      (6,694)     (4,132)     (4,672)      (447)       (444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (116,589)    (305,914)     43,323     (92,303)   (39,289)    (36,040)
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,310,282)  (1,627,081)   (482,699)   (999,377)  (160,072)   (259,717)
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,399,484)  (1,738,598)    783,075    (309,569)    28,950    (136,233)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,077,156    8,815,754   4,535,286   4,844,855    783,933     920,166
                                          -----------  -----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 5,677,672  $ 7,077,156  $5,318,361  $4,535,286  $ 812,883   $ 783,933
                                          ===========  ===========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     588,731      726,735     263,140     322,241     54,013      73,046
       Units issued......................      12,330       10,223       9,511       8,327         24         515
       Units redeemed....................    (120,089)    (148,227)    (34,463)    (67,428)    (9,920)    (19,548)
                                          -----------  -----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period...     480,972      588,731     238,188     263,140     44,117      54,013
                                          ===========  ===========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                              FIDELITY VARIABLE      FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  ---------------------   ----------------------
                                                 VIP GROWTH           VIP HIGH INCOME           VIP INDEX 500
                                           ----------------------  ---------------------   ----------------------
                                              2013        2012        2013        2012        2013        2012
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (34,097) $  (23,875) $  29,365   $   33,783  $   20,575  $   24,340
Net realized gains (losses)...............    114,236      59,579        223       (7,980)    251,073     165,676
Change in unrealized gains (losses).......    865,175     340,945      2,822       84,727     820,621     367,424
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    945,314     376,649     32,410      110,530   1,092,269     557,440
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     12,230      16,329      2,662        9,935      18,944      15,995
Benefit payments..........................    (37,753)    (61,926)    (3,954)     (35,210)     (3,680)   (129,594)
Payments on termination...................   (304,622)   (392,288)  (160,763)    (263,275)   (611,200)   (579,355)
Contract Maintenance Charge...............     (3,384)     (3,694)      (689)        (822)     (3,030)     (3,435)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    101,025      21,622     (4,828)     (27,684)     85,463     (69,588)
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (232,504)   (419,957)  (167,572)    (317,056)   (513,503)   (765,977)
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    712,810     (43,308)  (135,162)    (206,526)    578,766    (208,537)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,865,325   2,908,633    808,851    1,015,377   3,820,615   4,029,152
                                           ----------  ----------  ---------   ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $3,578,135  $2,865,325  $ 673,689   $  808,851  $4,399,381  $3,820,615
                                           ==========  ==========  =========   ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    281,094     320,931     54,034       76,524     350,105     421,458
       Units issued.......................     14,845      13,924        731        1,697      22,454       8,093
       Units redeemed.....................    (34,440)    (53,761)   (11,614)     (24,187)    (63,415)    (79,446)
                                           ----------  ----------  ---------   ----------  ----------  ----------
    Units outstanding at end of period....    261,499     281,094     43,151       54,034     309,144     350,105
                                           ==========  ==========  =========   ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                                                                           FIDELITY VARIABLE
                                              FIDELITY VARIABLE      FIDELITY VARIABLE     INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ----------------------  ---------------------   -----------------------
                                                                                               VIP ASSET
                                                     VIP                                     MANAGER GROWTH
                                            INVESTMENT GRADE BOND       VIP OVERSEAS          (SERVICE CLASS 2)
                                           ----------------------  ---------------------   --------------------
                                              2013        2012        2013         2012       2013         2012
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,682  $   12,903  $      831   $   5,234  $   (652)    $  (141)
Net realized gains (losses)...............     17,286      52,028      14,367     (27,526)   19,496         374
Change in unrealized gains (losses).......    (69,382)        593     229,340     191,337    (9,255)      6,429
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 operations...............................    (39,414)     65,524     244,538     169,045     9,589       6,662
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      5,969       5,236         810       5,698        --          --
Benefit payments..........................     (1,119)    (13,598)     (4,812)    (18,991)       --          --
Payments on termination...................   (150,468)   (222,956)   (118,099)   (110,718)  (53,116)         --
Contract Maintenance Charge...............     (1,129)     (1,402)       (890)       (948)       (9)         (9)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     18,788       5,549      87,276     (32,825)       --         105
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................   (127,959)   (227,171)    (35,715)   (157,784)  (53,125)         96
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (167,373)   (161,647)    208,823      11,261   (43,536)      6,758
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,353,638   1,515,285     946,236     934,975    56,047      49,289
                                           ----------  ----------  ----------   ---------   --------     -------
NET ASSETS AT END OF PERIOD............... $1,186,265  $1,353,638  $1,155,059   $ 946,236  $ 12,511     $56,047
                                           ==========  ==========  ==========   =========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     71,032      83,214      83,967      99,068     4,536       4,527
       Units issued.......................      2,244       4,517      22,022       6,270        --           9
       Units redeemed.....................     (9,132)    (16,699)    (26,350)    (21,371)   (3,672)         --
                                           ----------  ----------  ----------   ---------   --------     -------
    Units outstanding at end of period....     64,144      71,032      79,639      83,967       864       4,536
                                           ==========  ==========  ==========   =========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ----------------------  ------------------------
                                                                                                     VIP FREEDOM
                                                VIP CONTRAFUND          VIP EQUITY-INCOME          2010 PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          --------------------------  ----------------------  ------------------------
                                              2013          2012         2013        2012         2013         2012
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (446,929) $   (329,503) $   3,186   $   8,025   $   (31,287) $    (3,041)
Net realized gains (losses)..............    1,852,078      (940,831)    55,182      34,466       406,981      230,411
Change in unrealized gains (losses)......   11,905,074     9,219,358     97,733      56,491       363,704      545,104
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,310,223     7,949,024    156,101      98,982       739,398      772,474
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       34,433        73,846         --          --         6,198        8,211
Benefit payments.........................   (1,581,791)   (1,475,959)   (21,941)    (22,517)     (172,100)    (158,323)
Payments on termination..................  (11,702,796)   (9,386,163)  (153,809)    (97,382)   (2,436,392)  (1,176,327)
Contract Maintenance Charge..............     (207,343)     (251,239)      (254)       (293)      (29,096)     (35,834)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,633,185)   (3,180,036)    (2,045)     (7,022)     (141,614)    (290,891)
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (15,090,682)  (14,219,551)  (178,049)   (127,214)   (2,773,004)  (1,653,164)
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (1,780,459)   (6,270,527)   (21,948)    (28,232)   (2,033,606)    (880,690)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,722,898    58,993,425    662,316     690,548     7,848,528    8,729,218
                                          ------------  ------------  ---------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 50,942,439  $ 52,722,898  $ 640,368   $ 662,316   $ 5,814,922  $ 7,848,528
                                          ============  ============  =========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,187,770     5,398,327     53,584      64,523       659,208      804,202
       Units issued......................      204,899       305,003        480       2,412        15,645       61,405
       Units redeemed....................   (1,240,774)   (1,515,560)   (12,885)    (13,351)     (237,115)    (206,399)
                                          ------------  ------------  ---------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    3,151,895     4,187,770     41,179      53,584       437,738      659,208
                                          ============  ============  =========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                              FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15,850) $     5,132  $   (2,848) $    8,795  $  (10,839) $  (16,465)
Net realized gains (losses)..............     313,654      168,122     117,390      44,875      56,745      72,846
Change in unrealized gains (losses)......     436,212      463,264     331,411     244,633      28,443      78,045
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     734,016      636,518     445,953     298,303      74,349     134,426
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,208        1,320         250          --          --      12,000
Benefit payments.........................    (104,203)    (242,560)   (117,254)         --     (35,901)    (29,209)
Payments on termination..................    (814,285)    (668,997)   (216,633)   (341,094)   (605,934)   (714,197)
Contract Maintenance Charge..............     (27,984)     (31,205)    (10,828)    (11,917)    (10,279)    (14,551)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (339,823)    (108,157)     73,154     333,246     (11,157)   (107,242)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,284,087)  (1,049,599)   (271,311)    (19,765)   (663,271)   (853,199)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (550,071)    (413,081)    174,642     278,538    (588,922)   (718,773)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,752,855    6,165,936   2,447,912   2,169,374   2,444,962   3,163,735
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,202,784  $ 5,752,855  $2,622,554  $2,447,912  $1,856,040  $2,444,962
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     498,523      594,811     219,057     220,258     207,159     280,502
       Units issued......................      29,238       60,269      23,026      40,361       2,745      19,187
       Units redeemed....................    (131,151)    (156,557)    (45,479)    (41,562)    (58,253)    (92,530)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     396,610      498,523     196,604     219,057     151,651     207,159
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  ----------------------
                                              VIP GROWTH             VIP GROWTH & INCOME       VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  ----------------------
                                            2013        2012          2013         2012        2013        2012
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,047)   $ (1,614)   $    (3,900) $    38,479  $  (16,712) $  (15,244)
Net realized gains (losses)..............    4,997       4,773        600,442      169,779     207,935     113,858
Change in unrealized gains (losses)......   35,819      11,632      2,697,176    1,568,381     168,259     113,991
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   38,769      14,791      3,293,718    1,776,639     359,482     212,605
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       60          60            300          300          --       5,296
Benefit payments.........................       --          --       (251,966)    (234,471)     (6,147)    (30,267)
Payments on termination..................   (9,408)    (18,080)    (1,365,215)  (1,217,146)    (68,716)    (78,050)
Contract Maintenance Charge..............      (92)        (98)       (30,724)     (36,193)     (3,817)     (5,519)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (980)         70       (500,648)      (4,363)    136,740    (291,116)
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (10,420)    (18,048)    (2,148,253)  (1,491,873)     58,060    (399,656)
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   28,349      (3,257)     1,145,465      284,766     417,542    (187,051)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,016     120,273     11,478,571   11,193,805   1,128,055   1,315,106
                                           --------    --------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $145,365    $117,016    $12,624,036  $11,478,571  $1,545,597  $1,128,055
                                           ========    ========   ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,776      13,698        906,090    1,028,331      92,121     125,392
       Units issued......................       13          69         31,362       47,114      32,205      37,636
       Units redeemed....................     (909)     (1,991)      (176,869)    (169,355)    (28,960)    (70,907)
                                           --------    --------   -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................   10,880      11,776        760,583      906,090      95,366      92,121
                                           ========    ========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------------  -----------------------  ----------------------
                                                                                            VIP INVESTMENT
                                              VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                          -----------------------  -----------------------  ----------------------
                                             2013         2012        2013         2012      2013        2012
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  201,161  $   223,293  $   15,920  $    16,013  $   17      $   10
Net realized gains (losses)..............     34,239       17,011     444,560      237,095      23          42
Change in unrealized gains (losses)......    (25,601)     483,883   1,606,292      634,984     (99)          6
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations..............................    209,799      724,187   2,066,772      888,092     (59)         58
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        184          184      57,897        5,446      --          --
Benefit payments.........................    (66,219)    (190,543)   (185,493)     (68,335)     --          --
Payments on termination..................   (787,509)    (980,219)   (970,782)  (1,018,074)     --          --
Contract Maintenance Charge..............    (17,075)     (23,032)    (31,779)     (32,509)     (3)         (4)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (47,087)    (306,153)  1,677,476      187,966     337          37
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions...................   (917,706)  (1,499,763)    547,319     (925,506)    334          33
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (707,907)    (775,576)  2,614,091      (37,414)    275          91
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,700,730    6,476,306   6,649,117    6,686,531   1,544       1,453
                                          ----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD.............. $4,992,823  $ 5,700,730  $9,263,208  $ 6,649,117  $1,819      $1,544
                                          ==========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    364,689      465,643     598,386      683,837     102         100
       Units issued......................     16,816       10,926     216,216      112,587      23           2
       Units redeemed....................    (74,642)    (111,880)   (171,035)    (198,038)     --          --
                                          ----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period...    306,863      364,689     643,567      598,386     125         102
                                          ==========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                            FIDELITY VARIABLE         FIDELITY VARIABLE     FIDELITY VARIABLE
                                         INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                               VIP MID CAP            VIP MONEY MARKET        VIP OVERSEAS
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                        ------------------------  ------------------------  ----------------------
                                            2013         2012         2013         2012       2013        2012
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (199,966) $  (191,462) $  (187,978) $  (236,592) $  (220)    $   (15)
Net realized gains (losses)............   2,351,351    1,277,040           --           --       47      (1,382)
Change in unrealized gains
 (losses)..............................   2,187,129      833,615           --           --    9,142       7,014
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 operations............................   4,338,514    1,919,193     (187,978)    (236,592)   8,969       5,617
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      21,698        7,846       35,893       25,707       --          --
Benefit payments.......................    (279,512)    (298,248)    (324,893)    (491,666)      --          --
Payments on termination................  (2,681,400)  (2,196,825)  (6,356,692)  (6,282,434)  (1,250)     (5,239)
Contract Maintenance Charge............     (56,146)     (64,405)     (52,586)     (56,094)     (15)        (15)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (543,860)    (760,929)   2,747,522    4,533,924      (31)         34
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 contract transactions.................  (3,539,220)  (3,312,561)  (3,950,756)  (2,270,563)  (1,296)     (5,220)
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS............................     799,294   (1,393,368)  (4,138,734)  (2,507,155)   7,673         397
NET ASSETS AT BEGINNING
 OF PERIOD.............................  14,507,636   15,901,004   13,577,542   16,084,697   32,868      32,471
                                        -----------  -----------  -----------  -----------   -------     -------
NET ASSETS AT END OF
 PERIOD................................ $15,306,930  $14,507,636  $ 9,438,808  $13,577,542  $40,541     $32,868
                                        ===========  ===========  ===========  ===========   =======     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,098,429    1,352,629    1,362,956    1,590,001    2,632       3,126
       Units issued....................      52,660       40,694      692,718      680,855       --           2
       Units redeemed..................    (282,308)    (294,894)  (1,094,393)    (907,900)    (104)       (496)
                                        -----------  -----------  -----------  -----------   -------     -------
    Units outstanding at end of
     period............................     868,781    1,098,429      961,281    1,362,956    2,528       2,632
                                        ===========  ===========  ===========  ===========   =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FRANKLIN                 FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       -----------------------  ------------------------  ------------------------
                                          FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                          GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                       -----------------------  ------------------------  ------------------------
                                           2013        2012         2013         2012         2013         2012
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (42,745) $  (49,251) $   308,776  $   432,797  $   600,594  $   592,499
Net realized gains (losses)...........     355,078     219,448      662,617     (738,354)     222,782      182,441
Change in unrealized gains
 (losses).............................     459,889      99,281    6,791,710    3,731,498     (199,842)     649,588
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................     772,222     269,478    7,763,103    3,425,941      623,534    1,424,528
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................          --          --       87,203       48,656        3,600        3,600
Benefit payments......................     (67,418)   (114,190)    (806,098)    (470,919)    (445,931)    (272,573)
Payments on termination...............    (643,077)   (554,241)  (5,433,282)  (6,028,779)  (1,298,738)  (1,735,303)
Contract Maintenance Charge...........     (10,457)    (14,034)    (131,972)    (151,456)     (15,871)     (20,340)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (333,757)   (170,253)  (1,908,303)    (384,687)     160,859    1,177,087
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,054,709)   (852,718)  (8,192,452)  (6,987,185)  (1,596,081)    (847,529)
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (282,487)   (583,240)    (429,349)  (3,561,244)    (972,547)     576,999
NET ASSETS AT BEGINNING
 OF PERIOD............................   2,621,147   3,204,387   31,622,714   35,183,958   11,252,280   10,675,281
                                       -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 2,338,660  $2,621,147  $31,193,365  $31,622,714  $10,279,733  $11,252,280
                                       ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     211,342     277,094    1,921,696    2,359,682      692,374      746,979
       Units issued...................       2,167      18,560       78,848      103,780       55,127      132,239
       Units redeemed.................     (73,684)    (84,312)    (515,022)    (541,766)    (152,238)    (186,844)
                                       -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     139,825     211,342    1,485,522    1,921,696      595,263      692,374
                                       ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             FRANKLIN                   FRANKLIN                  FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                             FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                         INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  6,834,378  $  7,756,395  $  (184,685) $  (285,247) $   (92,022) $  (271,254)
Net realized gains (losses)........      896,909    (1,385,646)   2,112,186      596,521    3,530,522    1,066,663
Change in unrealized gains
 (losses)..........................    8,735,010     9,949,306    6,445,924    3,773,756    6,343,375    4,295,839
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   16,466,297    16,320,055    8,373,425    4,085,030    9,781,875    5,091,248
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,168       119,716       68,495       66,632       93,328       44,241
Benefit payments...................   (4,794,107)   (4,668,407)    (977,501)  (1,180,438)  (1,202,276)    (938,466)
Payments on termination............  (23,496,726)  (26,250,972)  (6,734,614)  (5,139,447)  (5,202,564)  (4,747,167)
Contract Maintenance
 Charge............................     (379,504)     (472,726)    (129,200)    (148,289)    (107,829)    (118,359)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................       46,558       666,522   (2,164,166)    (798,302)  (1,910,102)  (1,139,886)
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (28,315,611)  (30,605,867)  (9,936,986)  (7,199,844)  (8,329,443)  (6,899,637)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,849,314)  (14,285,812)  (1,563,561)  (3,114,814)   1,452,432   (1,808,389)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  149,062,870   163,348,682   35,615,523   38,730,337   32,366,514   34,174,903
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $137,213,556  $149,062,870  $34,051,962  $35,615,523  $33,818,946  $32,366,514
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    9,737,999    11,831,193    3,072,820    3,693,931    1,413,978    1,730,895
       Units issued................      537,648       582,083      139,422      226,636       90,988       95,905
       Units redeemed..............   (2,279,959)   (2,675,277)    (888,331)    (847,747)    (396,388)    (412,822)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    7,995,688     9,737,999    2,323,911    3,072,820    1,108,578    1,413,978
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ----------------------------------------------------------------------------
                                               FRANKLIN                  FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                        INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                        FRANKLIN SMALL MID-CAP         FRANKLIN U.S.             MUTUAL GLOBAL
                                           GROWTH SECURITIES            GOVERNMENT           DISCOVERY SECURITIES
                                        ----------------------   ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (21,730)  $  (27,074) $   293,374  $   319,874  $    92,162  $   163,320
Net realized gains (losses)............    386,400      182,627          720      341,816    1,897,280      858,353
Change in unrealized gains
 (losses)..............................     54,991      (10,925)  (1,220,076)    (559,317)   1,802,650      958,063
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    419,661      144,628     (925,982)     102,373    3,792,092    1,979,736
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        775        3,300        2,875       11,854       11,172        1,000
Benefit payments.......................     (4,334)      (6,137)    (637,175)    (701,840)    (342,388)    (326,698)
Payments on termination................   (332,297)    (178,234)  (3,708,959)  (6,249,461)  (3,100,988)  (2,993,182)
Contract Maintenance Charge............     (4,801)      (5,537)     (99,315)    (128,801)     (62,038)     (72,637)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (482,457)     (16,716)  (3,278,867)   4,554,257    1,134,847   (1,443,551)
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (823,114)    (203,324)  (7,721,441)  (2,513,991)  (2,359,395)  (4,835,068)
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (403,453)     (58,696)  (8,647,423)  (2,411,618)   1,432,697   (2,855,332)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,558,948    1,617,644   27,759,528   30,171,146   16,187,851   19,043,183
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,155,495   $1,558,948  $19,112,105  $27,759,528  $17,620,548  $16,187,851
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     78,312       89,165    2,156,406    2,352,323    1,256,636    1,644,163
       Units issued....................      3,530        2,298      111,484      504,924      215,589       42,650
       Units redeemed..................    (37,132)     (13,151)    (726,759)    (700,841)    (373,569)    (430,177)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     44,710       78,312    1,541,131    2,156,406    1,098,656    1,256,636
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                 ---------------------------------------------------------------------------------
                                          FRANKLIN                   FRANKLIN                   FRANKLIN
                                     TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  ------------------------  --------------------------
                                                               TEMPLETON DEVELOPING             TEMPLETON
                                  MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                 --------------------------  ------------------------  --------------------------
                                     2013          2012          2013         2012         2013          2012
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    310,709  $    325,898  $    54,432  $   (48,404) $    698,370  $  1,274,354
Net realized gains (losses).....    3,168,092      (296,125)      86,060      (26,212)    1,354,876    (2,152,400)
Change in unrealized gains
 (losses).......................   14,717,230     9,750,958     (540,586)   2,283,133    14,695,468    14,940,606
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   18,196,031     9,780,731     (400,094)   2,208,517    16,748,714    14,062,560
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      139,693       215,288       55,578      165,430       115,238       161,536
Benefit payments................   (2,994,807)   (1,997,881)    (292,858)    (514,175)   (2,657,880)   (2,190,330)
Payments on termination.........  (12,772,533)  (11,932,744)  (2,878,293)  (3,250,651)  (14,183,595)  (11,972,032)
Contract Maintenance
 Charge.........................     (234,324)     (277,848)     (66,322)     (85,723)     (266,774)     (317,010)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (4,359,956)   (2,845,868)    (285,517)  (1,228,066)   (2,706,170)   (4,348,319)
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (20,221,927)  (16,839,053)  (3,467,412)  (4,913,185)  (19,699,181)  (18,666,155)
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................   (2,025,896)   (7,058,322)  (3,867,506)  (2,704,668)   (2,950,467)   (4,603,595)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   77,899,774    84,958,096   18,472,833   21,177,501    89,891,092    94,494,687
                                 ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 75,873,878  $ 77,899,774  $14,605,327  $18,472,833  $ 86,940,625  $ 89,891,092
                                 ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    5,069,660     6,198,432      527,976      673,412     5,152,148     6,285,468
       Units issued.............      110,454       137,191       44,784       37,888       233,322       267,987
       Units redeemed...........   (1,254,864)      137,191     (144,000)    (183,324)   (1,243,821)   (1,401,307)
                                 ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period..................    3,925,250     5,069,660      428,760      527,976     4,141,649     5,152,148
                                 ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------
                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   -----------------------  -----------------------
                                                 TEMPLETON               TEMPLETON
                                          GLOBAL BOND SECURITIES     GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   -----------------------  -----------------------
                                             2013         2012        2013         2012         2013        2012
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   56,279   $   97,655  $   12,652   $   6,817   $   (23,118) $  (15,537)
Net realized gains (losses)..............     75,916      105,933       6,097     (26,649)      605,122      57,261
Change in unrealized gains (losses)......   (129,672)      64,934     237,908     196,000       509,754     648,798
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      2,523      268,522     256,657     176,168     1,091,758     690,522
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       11,466          --          --           144         144
Benefit payments.........................    (43,549)     (24,250)     (5,805)    (18,277)     (215,159)    (78,870)
Payments on termination..................   (277,253)    (549,976)    (84,568)   (202,335)     (944,366)   (664,933)
Contract Maintenance Charge..............     (2,850)      (3,872)       (416)       (415)      (15,445)    (19,199)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     17,314       19,246      (3,502)       (127)     (166,511)    (28,293)
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (306,338)    (547,386)    (94,291)   (221,154)   (1,341,337)   (791,151)
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (303,815)    (278,864)    162,366     (44,986)     (249,579)   (100,629)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,970,811    2,249,675     948,707     993,693     4,085,608   4,186,237
                                          ----------   ----------  ----------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,666,996   $1,970,811  $1,111,073   $ 948,707   $ 3,836,029  $4,085,608
                                          ==========   ==========  ==========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     70,109       92,186      55,982      69,375       367,455     441,505
       Units issued......................      3,723        5,721          44         598        14,229      25,857
       Units redeemed....................    (15,289)     (27,798)     (5,986)    (13,991)     (117,961)    (99,907)
                                          ----------   ----------  ----------   ---------   -----------  ----------
    Units outstanding at end of period...     58,543       70,109      50,040      55,982       263,723     367,455
                                          ==========   ==========  ==========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                           GOLDMAN SACHS         GOLDMAN SACHS    GOLDMAN SACHS
                                                             VARIABLE              VARIABLE          VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST  INSURANCE TRUST
                                                            SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ----------------  ---------------
                                                                                                  VIT STRATEGIC
                                                                                 VIT STRATEGIC    INTERNATIONAL
                                                         VIT MID CAP VALUE          GROWTH            EQUITY
                                                     ------------------------  ----------------  ---------------
                                                         2013         2012       2013     2012     2013    2012
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (33,254) $   (22,809) $  (163) $   (99) $   (31) $   13
Net realized gains (losses).........................     477,981      (57,009)     800      319      651       1
Change in unrealized gains (losses).................     561,398      716,356    4,339    2,543     (250)    408
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from operations...   1,006,125      636,538    4,976    2,763      370     422
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................          --        1,800       --       --       --      --
Benefit payments....................................    (233,841)     (43,189)      --       --       --      --
Payments on termination.............................    (902,586)    (794,400)      --   (2,761)  (2,980)     --
Contract Maintenance Charge.........................     (12,667)     (16,828)     (20)     (20)      --      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (153,471)    (231,993)      --       --       --      --
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,302,565)  (1,084,610)     (20)  (2,781)  (2,980)     (6)
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................    (296,440)    (448,072)   4,956      (18)  (2,610)    416
NET ASSETS AT BEGINNING OF PERIOD...................   3,849,889    4,297,961   16,216   16,234    2,610   2,194
                                                     -----------  -----------  -------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $ 3,553,449  $ 3,849,889  $21,172  $16,216  $    --  $2,610
                                                     ===========  ===========  =======  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     271,497      351,667    1,385    1,731      303     304
       Units issued.................................       6,950        2,607       --       --       --      --
       Units redeemed...............................     (86,364)     (82,777)      (2)    (346)    (303)     (1)
                                                     -----------  -----------  -------  -------  -------  ------
    Units outstanding at end of period..............     192,083      271,497    1,383    1,385       --     303
                                                     ===========  ===========  =======  =======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ------------------------------------------------------------------------------
                                             GOLDMAN SACHS             GOLDMAN SACHS
                                               VARIABLE                  VARIABLE                   INVESCO
                                            INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  -------------------------
                                            VIT STRUCTURED            VIT STRUCTURED         INVESCO V.I. AMERICAN
                                           SMALL CAP EQUITY             U.S. EQUITY              FRANCHISE (H)
                                       ------------------------  ------------------------  -------------------------
                                           2013         2012         2013         2012         2013          2012
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (62,965) $   (48,638) $   (39,829) $     2,119  $   (877,072) $  (948,960)
Net realized gains (losses)...........   1,339,770      (73,976)     422,539          999     1,955,214     (144,605)
Change in unrealized gains
 (losses).............................   1,241,307    1,104,546    1,482,964      786,993    26,360,137    2,078,582
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   2,518,112      981,932    1,865,674      790,111    27,438,279      985,017
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       1,199        6,291          290          290       125,552       95,592
Benefit payments......................    (246,823)    (131,446)    (151,004)    (216,227)   (2,829,234)  (1,812,504)
Payments on termination...............  (1,723,027)  (1,322,519)  (1,302,924)    (977,878)   (6,566,434)  (5,408,883)
Contract Maintenance Charge...........     (26,321)     (33,620)     (21,036)     (26,766)      (56,292)     (48,088)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (204,517)    (330,151)    (781,719)      70,181    (2,462,389)  57,647,579
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,199,489)  (1,811,445)  (2,256,393)  (1,150,400)  (11,788,797)  50,473,696
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................     318,623     (829,513)    (390,719)    (360,289)   15,649,482   51,458,713
NET ASSETS AT BEGINNING
 OF PERIOD............................   8,438,202    9,267,715    6,183,321    6,543,610    78,331,849   26,873,136
                                       -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,756,825  $ 8,438,202  $ 5,792,602  $ 6,183,321  $ 93,981,331  $78,331,849
                                       ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     707,400      863,082      541,166      644,793     7,872,596    2,953,749
       Units issued...................      30,984       24,870        2,412       38,556       186,367    6,423,603
       Units redeemed.................    (189,486)    (180,552)    (168,458)    (142,183)   (1,214,235)  (1,504,756)
                                       -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     548,898      707,400      375,120      541,166     6,844,728    7,872,596
                                       ===========  ===========  ===========  ===========  ============  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             INVESCO                   INVESCO                    INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                       AMERICAN VALUE (I)           COMSTOCK (J)                CORE EQUITY
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (502,489) $  (473,086) $    43,207  $    61,357  $    (55,318) $   (403,329)
Net realized gains (losses)........   2,342,224      299,884    1,586,066      353,187     4,013,722     2,198,164
Change in unrealized gains
 (losses)..........................  11,483,978    7,025,532    7,560,932    4,529,280    17,041,510     7,963,976
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  13,323,713    6,852,330    9,190,205    4,943,824    20,999,914     9,758,811
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      26,632       14,995        2,018       36,367        25,418       107,767
Benefit payments...................  (1,593,922)  (1,382,383)  (1,262,554)  (1,447,813)   (3,386,453)   (2,934,288)
Payments on termination............  (6,336,972)  (5,978,397)  (3,454,772)  (3,121,335)   (7,405,211)   (7,222,895)
Contract Maintenance Charge........     (45,207)     (50,179)     (15,039)     (16,863)      (49,625)      (54,352)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (981,886)  (1,907,937)    (994,828)  (1,452,891)     (601,645)   (1,827,071)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (8,931,355)  (9,303,901)  (5,725,175)  (6,002,535)  (11,417,516)  (11,930,839)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   4,392,358   (2,451,571)   3,465,030   (1,058,711)    9,582,398    (2,172,028)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  45,486,572   47,938,143   29,457,557   30,516,268    81,396,054    83,568,082
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $49,878,930  $45,486,572  $32,922,587  $29,457,557  $ 90,978,452  $ 81,396,054
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,761,300    3,355,745    2,038,235    2,480,416     5,459,486     6,319,023
       Units issued................     105,730      110,913       69,824       68,950       146,501       149,120
       Units redeemed..............    (573,268)    (705,358)    (409,044)    (511,131)     (826,123)   (1,008,657)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                              INVESCO                    INVESCO                   INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                           INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                       DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME       EQUITY AND INCOME (K)
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,253,626  $    840,009  $   291,483  $   322,524  $    40,457  $   109,669
Net realized gains (losses)........    9,151,118     4,953,518     (268,389)    (249,716)     663,931      (68,016)
Change in unrealized gains
 (losses)..........................   28,339,600    16,658,341     (156,215)     795,197    5,031,706    2,754,763
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   38,744,344    22,451,868     (133,121)     868,005    5,736,094    2,796,416
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      184,427       287,120          150          150      108,423       22,747
Benefit payments...................   (7,044,032)   (6,478,594)    (175,567)    (356,376)  (1,101,506)  (1,504,628)
Payments on termination............  (13,317,580)  (12,839,094)    (817,963)    (881,645)  (2,932,405)  (2,507,284)
Contract Maintenance
 Charge............................      (80,048)      (87,699)      (2,993)      (3,720)     (12,235)     (14,046)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,895,245)   (2,290,909)    (456,021)     646,961      513,859      571,409
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (23,152,478)  (21,409,176)  (1,452,394)    (594,630)  (3,423,864)  (3,431,802)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   15,591,866     1,042,692   (1,585,515)     273,375    2,312,230     (635,386)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  141,410,814   140,368,122   10,091,307    9,817,932   25,806,288   26,441,674
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $157,002,680  $141,410,814  $ 8,505,792  $10,091,307  $28,118,518  $25,806,288
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    4,564,975     5,321,015      730,748      774,767    1,888,361    2,160,378
       Units issued................       88,512       110,597       25,679       85,613      106,546      155,714
       Units redeemed..............     (734,481)     (866,637)    (132,871)    (129,632)    (325,236)    (427,731)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    3,919,006     4,564,975      623,556      730,748    1,669,671    1,888,361
                                    ============  ============  ===========  ===========  ===========  ===========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ----------------------------------------------------------------------------
                                                INVESCO                   INVESCO                  INVESCO
                                          INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                             INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          GLOBAL CORE EQUITY       GOVERNMENT SECURITIES        HIGH YIELD (L)
                                       ------------------------  ------------------------  -----------------------
                                           2013         2012         2013         2012       2013 (M)      2012
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   190,055  $   397,352  $   226,810  $   217,189  $   688,244  $  220,576
Net realized gains (losses)...........     (17,538)  (1,146,961)     (19,305)      91,413      (13,966)    (40,884)
Change in unrealized gains
 (losses).............................   6,918,659    5,058,350     (665,786)    (177,218)    (176,959)    719,731
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from operations......................   7,091,176    4,308,741     (458,281)     131,384      497,319     899,423
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       4,997       40,570       62,500           --       20,926      53,624
Benefit payments......................  (1,780,618)  (1,890,270)    (241,162)    (193,592)    (789,887)   (277,069)
Payments on termination...............  (2,787,169)  (3,748,631)    (891,010)  (1,532,276)  (1,261,904)   (558,199)
Contract Maintenance Charge...........     (20,195)     (23,358)      (4,469)      (5,214)      (7,891)     (2,633)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (826,798)    (920,536)    (796,540)     356,211   12,199,452     328,468
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from contract transactions...........  (5,409,783)  (6,542,225)  (1,870,681)  (1,374,871)  10,160,696    (455,809)
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   1,681,393   (2,233,484)  (2,328,962)  (1,243,487)  10,658,015     443,614
NET ASSETS AT BEGINNING
 OF PERIOD............................  36,933,762   39,167,246   12,301,905   13,545,392    6,534,771   6,091,157
                                       -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $38,615,155  $36,933,762  $ 9,972,943  $12,301,905  $17,192,786  $6,534,771
                                       ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,028,113    2,400,769      744,579      829,440      428,792     459,867
       Units issued...................      41,689       30,992       26,770       99,794      785,087      48,454
       Units redeemed.................    (315,723)    (403,648)    (146,385)    (184,655)    (220,569)    (79,529)
                                       -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period...........................   1,754,079    2,028,113      624,964      744,579      993,310     428,792
                                       ===========  ===========  ===========  ===========  ===========  ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                             INVESCO                    INVESCO                   INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                           INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                    HIGH YIELD SECURITIES (L)    INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,092,374  $   779,745  $   (43,668) $     4,788  $   (88,934) $  (160,393)
Net realized gains (losses)........   (3,165,916)    (593,252)   1,000,569      921,741    1,224,448      264,165
Change in unrealized gains
 (losses)..........................    2,545,857    1,910,721    2,637,496    1,954,425    1,592,767      922,937
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      472,315    2,097,214    3,594,397    2,880,954    2,728,281    1,026,709
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,774       37,187       71,178       19,311        4,691        3,442
Benefit payments...................     (421,750)    (642,721)    (575,375)    (603,338)    (269,418)    (591,987)
Payments on termination............     (416,988)  (1,274,330)  (1,660,161)  (1,760,152)  (1,297,457)    (958,515)
Contract Maintenance Charge........       (2,613)      (9,113)     (11,174)     (12,325)      (3,666)      (4,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (13,256,374)     820,619     (133,316)    (894,533)     133,916     (314,898)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (14,095,951)  (1,068,358)  (2,308,848)  (3,251,037)  (1,431,934)  (1,866,135)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (13,623,636)   1,028,856    1,285,549     (370,083)   1,296,347     (839,426)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   13,623,636   12,594,780   22,031,468   22,401,551   10,747,673   11,587,099
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $13,623,636  $23,317,017  $22,031,468  $12,044,020  $10,747,673
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      796,737      859,867    1,246,396    1,440,655      659,045      780,506
       Units issued................        8,381       98,450       39,459       33,937       36,561       64,942
       Units redeemed..............     (805,118)    (161,580)    (160,237)    (228,196)    (110,240)    (186,403)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      796,737    1,125,618    1,246,396      585,366      659,045
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ---------------------------------------------------------------------------
                                                INVESCO                  INVESCO                   INVESCO
                                          INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                             INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                          MID CAP GROWTH (O)          MONEY MARKET              S&P 500 INDEX
                                        ----------------------  ------------------------  ------------------------
                                           2013      2012 (AT)      2013         2012         2013         2012
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (77,625) $  (67,087) $  (126,334) $  (159,089) $   172,408  $   162,670
Net realized gains (losses)............    188,569    (138,757)          --           --    1,662,641      995,938
Change in unrealized gains
 (losses)..............................  2,233,146    (102,068)          --           --    6,513,340    2,899,131
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  2,344,090    (307,912)    (126,334)    (159,089)   8,348,389    4,057,739
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        180         120       62,500       96,549       74,486        2,222
Benefit payments.......................   (374,131)   (187,435)    (271,535)     (96,489)  (1,443,872)  (1,236,055)
Payments on termination................   (470,261)   (490,524)  (1,769,428)  (3,029,015)  (2,512,388)  (2,632,741)
Contract Maintenance Charge............     (3,013)     (2,026)      (4,466)      (4,927)     (15,462)     (17,969)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    144,165   7,879,953      (94,995)     653,587     (770,173)    (289,217)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (703,060)  7,200,088   (2,077,924)  (2,380,295)  (4,667,409)  (4,173,760)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  1,641,030   6,892,176   (2,204,258)  (2,539,384)   3,680,980     (116,021)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  6,892,176          --   10,399,526   12,938,910   29,850,514   29,966,535
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $8,533,206  $6,892,176  $ 8,195,268  $10,399,526  $33,531,494  $29,850,514
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    428,516          --      903,567    1,110,795    2,390,830    2,721,635
       Units issued....................     21,497     970,027      175,273      392,190      103,012      209,307
       Units redeemed..................    (59,422)   (541,511)    (361,145)    (599,418)    (428,244)    (540,112)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                  INVESCO                 INVESCO                 INVESCO
                                            INVESTMENT SERVICES     INVESTMENT SERVICES     INVESTMENT SERVICES
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                TECHNOLOGY               UTILITIES        VALUE OPPORTUNITIES (P)
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012        2013         2012
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (36,468) $  (35,311) $   88,989  $  108,333  $    5,246  $     3,641
Net realized gains (losses)..............    305,855     117,208     210,789     288,195      44,264     (298,593)
Change in unrealized gains (losses)......    285,370     156,144     247,939    (261,455)  1,947,843    1,330,164
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    554,757     238,041     547,717     135,073   1,997,353    1,035,212
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,801       6,143          --          --       2,168          168
Benefit payments.........................    (44,069)    (86,056)   (197,711)   (180,802)    (95,712)    (140,839)
Payments on termination..................    (95,921)   (145,552)   (445,411)   (344,673)   (703,180)    (588,212)
Contract Maintenance Charge..............     (1,559)     (1,757)     (2,622)     (2,883)     (3,432)      (3,807)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    144,738       4,413     (82,899)    (37,500)    106,410     (621,907)
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................      5,990    (222,809)   (728,643)   (565,858)   (693,746)  (1,354,597)
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    560,747      15,232    (180,926)   (430,785)  1,303,607     (319,385)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,386,725   2,371,493   6,001,922   6,432,707   6,590,362    6,909,747
                                          ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,947,472  $2,386,725  $5,820,996  $6,001,922  $7,893,969  $ 6,590,362
                                          ==========  ==========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    177,131     193,157     311,469     341,041     559,322      680,705
       Units issued......................     21,601      15,768      10,079      28,419      27,013       23,126
       Units redeemed....................    (21,605)    (31,794)    (45,065)    (57,991)    (78,397)    (144,509)
                                          ----------  ----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    177,127     177,131     276,483     311,469     507,938      559,322
                                          ==========  ==========  ==========  ==========  ==========  ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                       INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES (SERIES II)      SERVICES (SERIES II)       SERVICES (SERIES II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                    AMERICAN FRANCHISE II (Q)   AMERICAN VALUE II (R)         COMSTOCK II (S)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (418,836) $  (495,367) $  (392,428) $  (381,572) $   (374,313) $   (300,793)
Net realized gains (losses)........   2,414,291    1,736,337    1,870,695       (4,154)    7,362,421     1,660,612
Change in unrealized gains
 (losses)..........................   7,015,357    1,840,199    7,961,961    5,550,705    26,745,574    17,529,439
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   9,010,812    3,081,169    9,440,228    5,164,979    33,733,682    18,889,258
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,605       25,965       10,794       26,167        86,922        59,520
Benefit payments...................    (460,205)    (414,121)    (862,033)  (1,167,579)   (3,402,941)   (3,384,007)
Payments on termination............  (3,742,322)  (4,265,400)  (5,712,048)  (5,384,345)  (19,652,252)  (18,127,544)
Contract Maintenance
 Charge............................     (66,430)     (79,809)    (129,251)    (152,109)     (291,996)     (342,006)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,548,224)     961,410   (2,444,027)  (1,601,959)   (4,950,293)   (5,691,900)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (5,809,576)  (3,771,955)  (9,136,565)  (8,279,825)  (28,210,560)  (27,485,937)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   3,201,236     (690,786)     303,663   (3,114,846)    5,523,122    (8,596,679)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  27,027,374   27,718,160   33,463,404   36,578,250   112,847,590   121,444,269
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $30,228,610  $27,027,374  $33,767,067  $33,463,404  $118,370,712  $112,847,590
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,303,381    2,638,253    1,633,481    2,055,220     7,653,321     9,615,125
       Units issued................      50,701      224,164       20,957       42,021       130,950       162,321
       Units redeemed..............    (464,429)    (559,036)    (401,086)    (463,760)   (1,751,008)   (2,124,125)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,889,653    2,303,381    1,253,352    1,633,481     6,033,263     7,653,321
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              CORE EQUITY II       DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II
                                          ----------------------  ------------------------  -------------------
                                             2013        2012         2013         2012        2013       2012
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,945) $  (19,424) $   113,721  $    13,474  $   5,784   $  7,631
Net realized gains (losses)..............    121,582     106,866    2,460,106    1,071,815    (15,010)    (4,510)
Change in unrealized gains (losses)......    351,527     160,682    7,366,409    4,789,054      4,547     17,473
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 operations..............................    463,164     248,124    9,940,236    5,874,343     (4,679)    20,594
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,000       3,104        8,272        6,451         45        270
Benefit payments.........................    (53,524)   (130,172)  (1,271,360)  (1,158,296)        --     (4,224)
Payments on termination..................   (266,699)   (412,207)  (4,611,852)  (4,363,943)   (70,331)   (22,880)
Contract Maintenance Charge..............     (4,959)     (6,480)     (64,027)     (74,182)        --         --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     11,646     (84,038)  (1,337,079)  (2,038,869)   (29,800)    56,884
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 contract transactions...................   (308,536)   (629,793)  (7,276,046)  (7,628,839)  (100,086)    30,050
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    154,628    (381,669)   2,664,190   (1,754,496)  (104,765)    50,644
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,911,765   2,293,434   37,837,984   39,592,480    274,958    224,314
                                          ----------  ----------  -----------  -----------  ---------   --------
NET ASSETS AT END OF PERIOD.............. $2,066,393  $1,911,765  $40,502,174  $37,837,984  $ 170,193   $274,958
                                          ==========  ==========  ===========  ===========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,981     211,895    3,061,563    3,737,426     21,690     19,198
       Units issued......................     10,257       3,814       73,231       49,092        310      4,735
       Units redeemed....................    (34,343)    (56,728)    (571,801)    (724,955)    (8,364)    (2,243)
                                          ----------  ----------  -----------  -----------  ---------   --------
    Units outstanding at end of period...    134,895     158,981    2,562,993    3,061,563     13,636     21,690
                                          ==========  ==========  ===========  ===========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ------------------------  -----------------------
                                                 INVESCO V.I.              INVESCO V.I.            INVESCO V.I.
                                           EQUITY AND INCOME II (T)    GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II
                                          -------------------------  ------------------------  -----------------------
                                              2013         2012          2013         2012        2013         2012
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (91,997) $     24,599  $   (12,303) $   125,054  $   4,601    $   5,567
Net realized gains (losses)..............   2,433,927       943,357       47,017     (491,434)    (1,029)       2,709
Change in unrealized gains (losses)......   5,959,091     3,563,631    3,706,380    2,620,217    (19,732)      (5,412)
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 operations..............................   8,301,021     4,531,587    3,741,094    2,253,837    (16,160)       2,864
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,921        40,075        3,538        3,356         --        2,500
Benefit payments.........................  (1,475,542)   (1,573,809)    (444,502)    (418,660)        --       (3,279)
Payments on termination..................  (7,747,954)   (7,909,774)  (2,291,394)  (2,091,403)  (126,665)    (115,268)
Contract Maintenance Charge..............     (92,437)     (114,229)     (32,951)     (40,115)        --           --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (598,184)   (2,098,244)    (653,193)    (467,421)   (13,669)       9,096
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (9,873,196)  (11,655,981)  (3,418,502)  (3,014,243)  (140,334)    (106,951)
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,572,175)   (7,124,394)     322,592     (760,406)  (156,494)    (104,087)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,002,844    47,127,238   20,366,718   21,127,124    459,659      563,746
                                          -----------  ------------  -----------  -----------   ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $38,430,669  $ 40,002,844  $20,689,310  $20,366,718  $ 303,165    $ 459,659
                                          ===========  ============  ===========  ===========   =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,673,533     3,477,573    1,723,693    1,996,012     34,033       42,041
       Units issued......................     118,624       147,361       24,146       42,803         69        1,059
       Units redeemed....................    (690,787)     (951,401)    (287,680)    (315,122)   (10,476)      (9,067)
                                          -----------  ------------  -----------  -----------   ---------   ---------
    Units outstanding at end of
     period..............................   2,101,370     2,673,533    1,460,159    1,723,693     23,626       34,033
                                          ===========  ============  ===========  ===========   =========   =========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          --------------------------  ---------------------  ---------------------------
                                                 INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                           GROWTH AND INCOME II (U)     HIGH YIELD II (V)    HIGH YIELD SECURITIES II (V)
                                          --------------------------  ---------------------  ---------------------------
                                              2013          2012        2013 (M)     2012      2013 (N)         2012
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (280,886) $   (263,732) $   397,038  $ 12,832  $    858,936   $   560,414
Net realized gains (losses)..............    5,283,886     1,372,827      (31,744)    3,728      (156,579)       41,090
Change in unrealized gains (losses)......   12,087,948     6,820,475     (219,606)   41,418      (373,766)    1,109,787
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 operations..............................   17,090,948     7,929,570      145,688    57,978       328,591     1,711,291
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       82,820        54,846        7,503        --           182         6,193
Benefit payments.........................   (1,882,560)   (1,206,086)    (241,384)       --      (137,208)     (396,363)
Payments on termination..................  (11,789,609)  (10,134,057)    (804,178)  (76,328)     (292,900)   (1,712,334)
Contract Maintenance Charge..............     (222,920)     (260,830)     (16,202)       --        (6,469)      (26,561)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,184,468)   (3,070,898)  11,093,573    11,692   (10,799,759)       34,253
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,996,737)  (14,617,025)  10,039,312   (64,636)  (11,236,154)   (2,094,812)
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (905,789)   (6,687,455)  10,185,000    (6,658)  (10,907,563)     (383,521)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   61,202,055    67,889,510      389,301   395,959    10,907,563    11,291,084
                                          ------------  ------------  -----------  --------  ------------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 60,296,266  $ 61,202,055  $10,574,301  $389,301  $         --   $10,907,563
                                          ============  ============  ===========  ========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,506,132     4,372,109       19,960    23,316       945,570     1,128,731
       Units issued......................       82,492       122,700      961,934       642        25,333        67,088
       Units redeemed....................     (960,885)     (988,677)    (120,657)   (3,998)     (970,903)     (250,249)
                                          ------------  ------------  -----------  --------  ------------   -----------
    Units outstanding at end of
     period..............................    2,627,739     3,506,132      861,237    19,960            --       945,570
                                          ============  ============  ===========  ========  ============   ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT      INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                          INTERNATIONAL GROWTH II MID CAP CORE EQUITY II    MID CAP GROWTH II (W)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,784) $  (14,812) $  (27,485) $  (44,788) $  (150,143) $  (171,899)
Net realized gains (losses)..............    124,017      19,169     281,797      75,761      394,886      385,519
Change in unrealized gains (losses)......    589,264     564,473     276,142     216,142    2,755,865      730,694
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    689,497     568,830     530,454     247,115    3,000,608      944,314
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         81       1,986          15       2,590       33,620       31,207
Benefit payments.........................    (10,030)   (123,484)    (67,463)   (199,930)    (165,138)    (423,759)
Payments on termination..................   (569,765)   (498,721)   (598,591)   (642,728)  (1,592,058)  (1,777,613)
Contract Maintenance Charge..............    (13,169)    (15,170)     (4,201)     (6,776)     (26,030)     (30,210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (79,668)     11,247     (41,172)    (80,116)    (102,997)     281,618
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (672,551)   (624,142)   (711,412)   (926,960)  (1,852,603)  (1,918,757)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     16,946     (55,312)   (180,958)   (679,845)   1,148,005     (974,443)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,373,438   4,428,750   2,270,134   2,949,979    9,437,627   10,412,070
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,390,384  $4,373,438  $2,089,176  $2,270,134  $10,585,632  $ 9,437,627
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    442,241     506,854     165,157     231,695      615,481      742,270
       Units issued......................     25,817      11,237         239       9,451       72,170      107,931
       Units redeemed....................    (83,874)    (75,850)    (45,995)    (75,989)    (170,154)    (234,720)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    384,184     442,241     119,401     165,157      517,497      615,481
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                  INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                 SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------  --------------------------  -------------------
                                                     INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                   MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                                 -------------------  --------------------------  -------------------
                                                   2013       2012        2013          2012        2013       2012
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $(11,281) $ (12,780) $      3,114  $     17,056  $   (322)  $  (463)
Net realized gains (losses).....................       --         --     4,775,867     2,726,287     5,361     1,011
Change in unrealized gains (losses).............       --         --    10,896,423     5,237,443    (1,264)    1,892
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from
 operations.....................................  (11,281)   (12,780)   15,675,404     7,980,786     3,775     2,440
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --      1,500        28,430        10,557        --        --
Benefit payments................................       --       (335)   (1,492,030)   (1,591,889)       --      (428)
Payments on termination.........................  (51,157)  (203,509)   (8,054,041)   (7,638,672)  (17,765)   (2,826)
Contract Maintenance Charge.....................       --         --      (131,817)     (161,121)       --        --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   59,424        (33)   (3,320,603)     (746,231)      303     6,476
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from contract
 transactions...................................    8,267   (202,377)  (12,970,061)  (10,127,356)  (17,462)    3,222
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (3,014)  (215,157)    2,705,343    (2,146,570)  (13,687)    5,662
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  745,453    960,610    59,511,629    61,658,199    30,533    24,871
                                                 --------  ---------  ------------  ------------  --------   -------
NET ASSETS AT END OF PERIOD..................... $742,439  $ 745,453  $ 62,216,972  $ 59,511,629  $ 16,846   $30,533
                                                 ========  =========  ============  ============  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   76,500     96,983     5,011,891     5,841,712     2,364     2,098
       Units issued.............................    7,536      1,045       256,493       440,154        24       575
       Units redeemed...........................   (6,530)   (21,528)   (1,126,731)   (1,269,975)   (1,330)     (309)
                                                 --------  ---------  ------------  ------------  --------   -------
    Units outstanding at end of period..........   77,506     76,500     4,141,653     5,011,891     1,058     2,364
                                                 ========  =========  ============  ============  ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                  INVESCO INVESTMENT     INVESCO INVESTMENT       JANUS ASPEN
                                                 SERVICES (SERIES II)   SERVICES (SERIES II)         SERIES
                                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------  ------------------------  ---------------
                                                     INVESCO V.I.        INVESCO V.I. VALUE
                                                     UTILITIES II       OPPORTUNITIES II (X)    FORTY PORTFOLIO
                                                 -------------------  ------------------------  ---------------
                                                   2013       2012        2013         2012       2013    2012
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  1,691  $   1,910  $   (32,261) $   (32,634) $   (70) $  (61)
Net realized gains (losses).....................    5,636     14,163      107,784     (237,731)     107     112
Change in unrealized gains (losses).............    9,239     (7,307)   1,538,631    1,193,669    2,326   1,442
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from
 operations.....................................   16,566      8,766    1,614,154      923,304    2,363   1,493
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       30        180           54        3,227       --      --
Benefit payments................................       --       (437)    (275,773)    (206,594)      --      --
Payments on termination.........................  (24,476)  (183,689)    (798,048)    (932,114)      --      --
Contract Maintenance Charge.....................       --         --      (20,815)     (24,432)      (6)     (6)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (20,276)    13,578     (465,676)    (225,286)     (43)   (135)
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (44,722)  (170,368)  (1,560,258)  (1,385,199)     (49)   (141)
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...............  (28,156)  (161,602)      53,896     (461,895)   2,314   1,352
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  196,927    358,529    5,849,219    6,311,114    8,066   6,714
                                                 --------  ---------  -----------  -----------  -------  ------
NET ASSETS AT END OF PERIOD..................... $168,771  $ 196,927  $ 5,903,115  $ 5,849,219  $10,380  $8,066
                                                 ========  =========  ===========  ===========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,589     19,417      474,808      590,928      468     476
       Units issued.............................       64        764        9,733       15,802        1      --
       Units redeemed...........................   (2,310)    (9,592)    (115,631)    (131,922)      (3)     (8)
                                                 --------  ---------  -----------  -----------  -------  ------
    Units outstanding at end of period..........    8,343     10,589      368,910      474,808      466     468
                                                 ========  =========  ===========  ===========  =======  ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------------
                                                                                                  LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON             PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME PORTFOLIOS I, INC.
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -----------------------  -----------------
                                                                       CLEARBRIDGE VARIABLE       CLEARBRIDGE
                                                      EMERGING         FUNDAMENTAL ALL CAP      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    VALUE PORTFOLIO I (Y)    VALUE PORTFOLIO I (Z)
                                                     ----------------  -----------------------  -----------------
                                                     2013     2012      2013         2012        2013         2012
                                                     ----     ----       ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  2     $  2     $   (1)      $    1      $    3       $   10
Net realized gains (losses).........................    8       11        108           (8)         90           21
Change in unrealized gains (losses).................  (30)      94        260          154         334          162
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from operations...  (20)     107        367          147         427          193
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   --       --         --           --          --           --
Benefit payments....................................   --       --         --           --          --           --
Payments on termination.............................   --       --         --           --          --           --
Contract Maintenance Charge.........................   (1)      (1)        (2)          (2)         (2)          (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  104        8        (16)         (47)         18          (98)
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from contract
 transactions.......................................  103        7        (18)         (49)         16         (101)
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS...................   83      114        349           98         443           92
NET ASSETS AT BEGINNING OF PERIOD...................  637      523      1,216        1,118       1,407        1,315
                                                      ----     ----      ------       ------     ------      ------
NET ASSETS AT END OF PERIOD......................... $720     $637     $1,565       $1,216      $1,850       $1,407
                                                      ====     ====      ======       ======     ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12       12        134          139         103          111
       Units issued.................................    2       --         --           --           1           --
       Units redeemed...............................   --       --         (2)          (5)         --           (8)
                                                      ----     ----      ------       ------     ------      ------
    Units outstanding at end of period..............   14       12        132          134         104          103
                                                      ====     ====      ======       ======     ======      ======

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                        LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   758,340  $ 1,081,798  $   (96,862) $   (86,073) $  (179,887) $  (121,830)
Net realized gains (losses)...........   1,084,263      899,028    1,396,681      428,979      546,153     (525,426)
Change in unrealized gains
 (losses).............................    (216,602)   1,046,954      702,666      336,200    4,507,437    2,461,964
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,626,001    3,027,780    2,002,485      679,106    4,873,703    1,814,708
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      59,200       45,079        9,640      119,912        1,967       10,306
Benefit payments......................    (742,214)    (790,973)    (177,016)    (342,585)    (628,894)    (359,748)
Payments on termination...............  (5,614,269)  (5,597,840)  (1,528,836)  (1,492,962)  (3,643,455)  (2,507,000)
Contract Maintenance Charge...........     (93,480)    (112,655)     (20,872)     (26,009)     (66,857)     (76,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     702,063      802,065     (488,730)    (374,412)    (500,673)    (881,237)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (5,688,700)  (5,654,324)  (2,205,814)  (2,116,056)  (4,837,912)  (3,814,066)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,062,699)  (2,626,544)    (203,329)  (1,436,950)      35,791   (1,999,358)
NET ASSETS AT BEGINNING
 OF PERIOD............................  27,856,930   30,483,474    6,793,287    8,230,237   16,481,349   18,480,707
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $23,794,231  $27,856,930  $ 6,589,958  $ 6,793,287  $16,517,140  $16,481,349
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
       Units issued...................     165,777      244,005        4,532       43,176       89,396       75,829
       Units redeemed.................    (515,608)    (620,953)    (135,013)    (195,025)    (455,448)    (421,865)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,422,085    1,771,916      348,026      478,507    1,100,846    1,466,898
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND    INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                            GROWTH OPPORTUNITIES          MID-CAP STOCK            MFS GROWTH
                                          ------------------------  ------------------------  -------------------
                                              2013         2012         2013         2012       2013       2012
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,779) $  (167,745) $  (235,898) $  (208,210) $ (8,086) $  (9,283)
Net realized gains (losses)..............   1,842,251      443,946      697,592     (591,524)   19,898     14,218
Change in unrealized gains (losses)......   1,318,904    1,031,287    4,315,981    3,369,879   198,234     95,794
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 operations..............................   3,001,376    1,307,488    4,777,675    2,570,145   210,046    100,729
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,977      146,531       38,728       95,391        --         --
Benefit payments.........................    (314,764)    (351,039)    (448,288)    (469,872)   (7,285)   (25,366)
Payments on termination..................  (1,766,257)  (1,436,892)  (3,580,509)  (3,653,643)  (33,805)   (98,692)
Contract Maintenance Charge..............     (37,923)     (43,086)     (64,232)     (76,869)     (575)      (640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (677,454)    (484,277)  (1,880,022)  (1,256,938)   (5,862)   (38,404)
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,784,421)  (2,168,763)  (5,934,323)  (5,361,931)  (47,527)  (163,102)
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     216,955     (861,275)  (1,156,648)  (2,791,786)  162,519    (62,373)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,823,208   10,684,483   19,205,308   21,997,094   622,406    684,779
                                          -----------  -----------  -----------  -----------  --------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,040,163  $ 9,823,208  $18,048,660  $19,205,308  $784,925  $ 622,406
                                          ===========  ===========  ===========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,880      787,315    1,516,479    1,956,249    53,406     71,486
       Units issued......................      14,959       63,983       36,036       78,743        69         20
       Units redeemed....................    (170,601)    (206,418)    (440,733)    (518,513)   (3,887)   (18,100)
                                          -----------  -----------  -----------  -----------  --------  ---------
    Units outstanding at end of
     period..............................     489,238      644,880    1,111,782    1,516,479    49,588     53,406
                                          ===========  ===========  ===========  ===========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE         MFS VARIABLE          MFS VARIABLE
                                                    INSURANCE TRUST      INSURANCE TRUST      INSURANCE TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------- ---------------------
                                                 MFS HIGH INCOME (AA)  MFS HIGH YIELD (AA)  MFS INVESTORS TRUST
                                                 --------------------  ------------------- ---------------------
                                                 2013 (AB)     2012         2013 (AC)         2013        2012
                                                 ---------  ---------  ------------------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  41,273  $  21,298       $  6,422       $   (2,671) $  (4,621)
Net realized gains (losses).....................   (36,457)      (825)           (96)          33,704     37,755
Change in unrealized gains (losses).............     1,026     25,475          4,792          248,207    129,446
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from
 operations.....................................     5,842     45,948         11,118          279,240    162,580
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       588        292            200            2,495     10,099
Benefit payments................................      (213)        --             --          (23,308)   (20,874)
Payments on termination.........................   (22,731)  (102,324)       (17,508)         (51,961)  (143,646)
Contract Maintenance Charge.....................      (132)      (249)           (78)            (783)      (882)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (326,602)     2,121        324,958           (7,810)   (17,383)
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (349,090)  (100,160)       307,572          (81,367)  (172,686)
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS...............  (343,248)   (54,212)       318,690          197,873    (10,106)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   343,248    397,460             --          960,380    970,486
                                                 ---------  ---------       --------       ----------  ---------
NET ASSETS AT END OF PERIOD..................... $      --  $ 343,248       $318,690       $1,158,253  $ 960,380
                                                 =========  =========       ========       ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    19,375     25,461             --           82,709     98,085
       Units issued.............................       166        330         18,467              876      1,372
       Units redeemed...........................   (19,541)    (6,416)        (1,395)          (6,839)   (16,748)
                                                 ---------  ---------       --------       ----------  ---------
    Units outstanding at end of period..........        --     19,375         17,072           76,746     82,709
                                                 =========  =========       ========       ==========  =========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ------------------------------------------------------------------
                                                      MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                     INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------  --------------------
                                                    MFS NEW DISCOVERY        MFS RESEARCH       MFS RESEARCH BOND
                                                 ----------------------  -------------------  --------------------
                                                    2013        2012       2013       2012      2013       2012
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (21,634) $  (21,417) $ (7,144) $  (4,071) $ (1,061) $   14,170
Net realized gains (losses).....................     94,917     182,321    13,452     15,733    13,781      33,116
Change in unrealized gains (losses).............    483,130     138,117   155,603     72,389   (33,717)     11,977
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from
 operations.....................................    556,413     299,021   161,911     84,051   (20,997)     59,263
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     19,405      17,833        --         --     2,157      18,460
Benefit payments................................       (276)         --      (654)   (20,323)   (2,038)     (1,847)
Payments on termination.........................   (201,041)   (225,385)  (11,539)   (52,727)  (61,844)   (172,451)
Contract Maintenance Charge.....................     (1,422)     (1,531)     (260)      (279)     (793)       (900)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (151,231)    (90,145)  (19,913)   (31,446)   15,563      (1,849)
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (334,565)   (299,228)  (32,366)  (104,775)  (46,955)   (158,587)
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    221,848        (207)  129,545    (20,724)  (67,952)    (99,324)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,575,907   1,576,114   547,535    568,259   928,909   1,028,233
                                                 ----------  ----------  --------  ---------  --------  ----------
NET ASSETS AT END OF PERIOD..................... $1,797,755  $1,575,907  $677,080  $ 547,535  $860,957  $  928,909
                                                 ==========  ==========  ========  =========  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     76,003      90,760    50,564     60,852    47,973      56,275
       Units issued.............................      2,404       1,615        16         11     2,220       3,156
       Units redeemed...........................    (15,992)    (16,372)   (2,470)   (10,299)   (4,679)    (11,458)
                                                 ----------  ----------  --------  ---------  --------  ----------
    Units outstanding at end of period..........     62,415      76,003    48,110     50,564    45,514      47,973
                                                 ==========  ==========  ========  =========  ========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                        TRUST           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                                            MFS GROWTH         MFS INVESTORS TRUST
                                                    MFS UTILITIES         (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2013        2012       2013        2012       2013        2012
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,382    $ 12,674   $ (1,669)   $ (1,882)  $   (768)   $ (1,085)
Net realized gains (losses).....................   20,725       9,224      9,056      18,512      6,140      12,326
Change in unrealized gains (losses).............   19,435       6,209     26,398       2,065     28,710      10,431
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations.....................................   42,542      28,107     33,785      18,695     34,082      21,672
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       --          --         --          --         --          --
Benefit payments................................  (20,085)         --     (3,418)    (18,203)    (3,749)     (2,941)
Payments on termination.........................  (39,034)    (48,029)   (12,300)    (32,744)    (8,960)    (46,480)
Contract Maintenance Charge.....................      (60)        (91)       (52)        (58)      (120)       (134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)      4,325        603      (1,180)      (841)       (684)
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (59,180)    (43,795)   (15,167)    (52,185)   (13,670)    (50,239)
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (16,638)    (15,688)    18,618     (33,490)    20,412     (28,567)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  239,779     255,467    105,646     139,136    119,647     148,214
                                                  --------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD..................... $223,141    $239,779   $124,264    $105,646   $140,059    $119,647
                                                  ========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,005      11,928      9,802      14,862     10,419      15,097
       Units issued.............................       --         193         85          17         --          14
       Units redeemed...........................   (2,167)     (2,116)    (1,308)     (5,077)    (1,026)     (4,692)
                                                  --------   --------    --------   --------    --------   --------
    Units outstanding at end of period..........    7,838      10,005      8,579       9,802      9,393      10,419
                                                  ========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2013        2012       2013        2012        2013        2012
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,371)  $  (2,006)  $   (750)   $   (813)  $    7,267  $   62,145
Net realized gains (losses).....................    9,230      21,436      6,266      20,848       60,127      20,054
Change in unrealized gains (losses).............   43,155       4,297     11,295      (5,345)     169,140      56,854
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   50,014      23,727     16,811      14,690      236,534     139,053
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................   (1,965)     (1,456)        --     (12,594)          --          --
Payments on termination.........................  (20,774)   (123,883)    (9,880)    (42,680)    (111,702)   (108,069)
Contract Maintenance Charge.....................      (86)        (79)       (23)        (40)        (117)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    4,444       6,812     (2,790)        (23)      (2,463)     11,122
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (18,361)   (118,586)   (12,693)    (55,337)    (114,282)    (97,088)
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   31,653     (94,859)     4,118     (40,647)     122,252      41,965
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  133,170     228,029     62,864     103,511    1,354,836   1,312,871
                                                 --------   ---------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $164,823   $ 133,170   $ 66,982    $ 62,864   $1,477,088  $1,354,836
                                                 ========   =========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,543      19,381      5,432      10,341       60,073      64,244
       Units issued.............................      908         681        203           2           --         697
       Units redeemed...........................   (1,967)    (10,519)    (1,199)     (4,911)      (4,310)     (4,868)
                                                 --------   ---------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    8,484       9,543      4,436       5,432       55,763      60,073
                                                 ========   =========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                      AGGRESSIVE EQUITY (AD)        EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    (50,068) $  (171,009) $   574,423  $   515,747  $   664,190  $   541,144
Net realized gains (losses)........    3,328,582    1,490,993      196,378   (1,028,650)   2,459,002    1,446,413
Change in unrealized gains
 (losses)..........................   (2,632,387)    (199,836)   7,900,861    6,303,971    5,021,074    6,459,828
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      646,127    1,120,148    8,671,662    5,791,068    8,144,266    8,447,385
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,200          300       58,152       47,636       75,748       19,097
Benefit payments...................     (110,877)    (439,731)  (1,671,943)  (1,347,497)  (1,936,134)  (3,105,156)
Payments on termination............     (342,428)  (1,052,721)  (3,264,128)  (3,598,513)  (4,265,061)  (5,267,300)
Contract Maintenance Charge........       (2,498)      (8,004)     (19,247)     (21,877)     (23,401)     (26,146)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................  (10,597,224)    (401,214)    (727,232)  (1,675,907)  (1,736,825)    (698,286)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,051,827)  (1,901,370)  (5,624,398)  (6,596,158)  (7,885,673)  (9,077,791)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (10,405,700)    (781,222)   3,047,264     (805,090)     258,593     (630,406)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   10,405,700   11,186,922   36,933,095   37,738,185   53,561,444   54,191,850
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $10,405,700  $39,980,359  $36,933,095  $53,820,037  $53,561,444
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      653,269      774,338    1,269,824    1,533,802    1,661,125    1,962,535
       Units issued................       10,696       25,401       36,538       44,479       44,978       61,439
       Units redeemed..............     (663,965)    (146,470)    (224,544)    (308,457)    (282,736)    (362,849)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      653,269    1,081,818    1,269,824    1,423,367    1,661,125
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                            INCOME PLUS             LIMITED DURATION            MONEY MARKET
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  2,570,539  $  3,495,023  $    98,959  $   162,253  $  (506,395) $  (610,298)
Net realized gains (losses)........    1,205,305     1,555,412     (265,394)    (438,098)          --           --
Change in unrealized gains
 (losses)..........................   (4,111,447)    4,653,431       69,799      479,712           --           --
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     (335,603)    9,703,866      (96,636)     203,867     (506,395)    (610,298)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       34,993        47,709           --       10,140       30,212      119,605
Benefit payments...................   (3,731,317)   (4,142,911)    (397,297)    (644,419)  (3,260,649)  (2,441,432)
Payments on termination............   (6,318,395)   (9,195,137)    (724,082)    (938,602)  (8,423,522)  (9,419,245)
Contract Maintenance Charge........      (28,726)      (34,215)      (4,771)      (5,924)     (24,555)     (29,804)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (1,353,488)      (90,896)      41,668     (622,818)   4,445,192    4,131,824
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,396,933)  (13,415,450)  (1,084,482)  (2,201,623)  (7,233,322)  (7,639,052)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,732,536)   (3,711,584)  (1,181,118)  (1,997,756)  (7,739,717)  (8,249,350)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   79,590,575    83,302,159    9,738,801   11,736,557   39,126,822   47,376,172
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 67,858,039  $ 79,590,575  $ 8,557,683  $ 9,738,801  $31,387,105  $39,126,822
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    2,474,817     2,909,882      901,314    1,106,063    2,779,224    3,310,666
       Units issued................       74,339       156,358       41,002       38,131      873,439      950,580
       Units redeemed..............     (439,183)     (591,423)    (141,761)    (242,880)  (1,386,599)  (1,482,022)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    2,109,973     2,474,817      800,555      901,314    2,266,064    2,779,224
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ----------------------------------------------------------------------------------
                                                                                             MORGAN STANLEY VARIABLE
                                      MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE       INVESTMENT SERIES
                                         INVESTMENT SERIES           INVESTMENT SERIES           (CLASS Y SHARES)
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  --------------------------  -------------------------
                                                                                                AGGRESSIVE EQUITY
                                       MULTI CAP GROWTH (AD)          STRATEGIST (AE)         (CLASS Y SHARES) (AF)
                                    --------------------------  --------------------------  -------------------------
                                        2013          2012        2013 (N)        2012        2013 (N)        2012
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,734,925) $ (2,318,517) $  1,977,284  $    504,482  $    (81,146) $  (259,449)
Net realized gains (losses)........   13,177,234    10,111,015   (21,249,119)   (3,938,586)    4,889,419    1,893,065
Change in unrealized gains
 (losses)..........................   61,531,007     9,800,840    24,527,813     8,119,424    (3,935,575)    (201,941)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   72,973,316    17,593,338     5,255,978     4,685,320       872,698    1,431,675
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      194,908       356,430           400       268,941         1,238        1,375
Benefit payments...................   (7,405,917)   (6,629,792)   (1,414,605)   (5,298,822)      (96,335)    (286,785)
Payments on termination............  (17,179,516)  (15,021,745)   (1,881,731)   (7,603,342)     (470,216)  (1,202,029)
Contract Maintenance
 Charge............................      (84,051)      (90,991)      (12,118)      (42,067)       (1,739)     (14,953)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    6,826,326    (3,930,483)  (82,481,030)   (1,953,923)  (14,736,455)    (303,475)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (17,648,250)  (25,316,581)  (85,789,084)  (14,629,213)  (15,303,507)  (1,805,867)
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   55,325,066    (7,723,243)  (80,533,106)   (9,943,893)  (14,430,809)    (374,192)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  155,908,872   163,632,115    80,533,106    90,476,999    14,430,809   14,805,001
                                    ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $211,233,938  $155,908,872  $         --  $ 80,533,106  $         --  $14,430,809
                                    ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,470,658     4,049,176     2,968,894     3,492,890     1,145,496    1,292,768
       Units issued................      309,543        71,545        25,776        65,270        17,703       41,783
       Units redeemed..............     (680,077)     (650,063)   (2,994,670)     (589,266)   (1,163,199)    (189,055)
                                    ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................    3,100,124     3,470,658            --     2,968,894            --    1,145,496
                                    ============  ============  ============  ============  ============  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE           INCOME PLUS
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   108,656  $    83,458  $    93,461  $    68,727  $  2,596,604  $  3,821,405
Net realized gains (losses)........     136,681     (250,391)     683,985      467,544     1,641,059     1,913,682
Change in unrealized gains
 (losses)..........................   2,272,586    1,860,884    1,258,973    1,629,022    (5,079,322)    5,557,524
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   2,517,923    1,693,951    2,036,419    2,165,293      (841,659)   11,292,611
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       9,430       14,738        3,825        2,086        28,033        36,739
Benefit payments...................    (218,464)    (190,568)    (450,956)    (539,012)   (3,650,997)   (2,972,624)
Payments on termination............  (1,907,518)  (1,102,916)  (1,512,095)  (1,528,371)  (10,772,898)  (13,896,913)
Contract Maintenance
 Charge............................     (16,925)     (20,609)     (11,636)     (13,049)     (180,806)     (237,050)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (328,061)    (335,667)     (19,770)      (8,385)      712,069       805,157
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,461,538)  (1,635,022)  (1,990,632)  (2,086,731)  (13,864,599)  (16,264,691)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................      56,385       58,929       45,787       78,562   (14,706,258)   (4,972,080)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  11,348,620   11,289,691   14,219,957   14,141,395    95,434,799   100,406,879
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $11,405,005  $11,348,620  $14,265,744  $14,219,957  $ 80,728,541  $ 95,434,799
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,041,095    1,204,342    1,038,353    1,189,807     5,729,091     6,774,885
       Units issued................      19,145       20,111       37,743       58,712       344,315       384,374
       Units redeemed..............    (208,548)    (183,358)    (167,498)    (210,166)   (1,183,805)   (1,430,168)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     851,692    1,041,095      908,598    1,038,353     4,889,601     5,729,091
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                        LIMITED DURATION             MONEY MARKET             MULTI CAP GROWTH
                                        (CLASS Y SHARES)           (CLASS Y SHARES)         (CLASS Y SHARES) (AF)
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   195,111  $   414,108  $   (716,837) $   (839,112) $  (839,517) $  (819,126)
Net realized gains (losses)........  (1,374,014)  (1,512,882)           --            --    6,488,929    4,883,891
Change in unrealized gains
 (losses)..........................     608,507    1,640,600            --             1   17,749,439      800,014
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (570,396)     541,826      (716,837)     (839,111)  23,398,851    4,864,779
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      54,726       47,056         8,257        56,742       27,983       13,839
Benefit payments...................  (1,538,179)  (1,513,930)   (2,229,387)   (1,557,236)  (1,327,365)    (679,017)
Payments on termination............  (3,230,182)  (4,370,462)  (16,751,712)  (10,370,699)  (8,637,316)  (6,946,694)
Contract Maintenance Charge........     (62,133)     (79,381)     (131,418)     (152,096)     (96,569)     (96,105)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (156,800)     176,751    10,595,202     5,846,594   11,739,741     (934,564)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (4,932,568)  (5,739,966)   (8,509,058)   (6,176,695)   1,706,474   (8,642,541)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,502,964)  (5,198,140)   (9,225,895)   (7,015,806)  25,105,325   (3,777,762)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  37,442,533   42,640,673    46,745,325    53,761,131   43,808,446   47,586,208
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $31,939,569  $37,442,533  $ 37,519,430  $ 46,745,325  $68,913,771  $43,808,446
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   3,926,202    4,529,489     4,715,597     5,321,844    3,313,317    3,953,985
       Units issued................     236,165      264,065     1,952,327     1,459,802    1,159,387      122,824
       Units redeemed..............    (747,217)    (867,352)   (2,819,263)   (2,066,049)    (829,353)    (763,492)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................   3,415,150    3,926,202     3,848,661     4,715,597    3,643,351    3,313,317
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         ------------------------------------------------------------------
                                          MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES      NEUBERGER BERMAN     NEUBERGER BERMAN
                                              (CLASS Y SHARES)      ADVISORS MANAGEMENT ADVISORS MANAGEMENT
                                                SUB-ACCOUNT         TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT
                                         -------------------------  ------------------  -----------------
                                                                           AMT                 AMT
                                                 STRATEGIST             LARGE CAP            MID-CAP
                                           (CLASS Y SHARES) (AG)          VALUE               GROWTH
                                         -------------------------  ------------------  -----------------
                                           2013 (N)        2012       2013      2012      2013      2012
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $    656,759  $   (46,447) $   (89)  $  (208)  $  (338)  $   (734)
Net realized gains (losses).............   (8,114,804)  (1,699,740)     (82)     (242)       74      1,682
Change in unrealized gains (losses).....    9,582,251    3,519,896    5,628     2,905     5,706      1,956
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 operations.............................    2,124,206    1,773,709    5,457     2,455     5,442      2,904
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................        7,481       25,081       --        --        --         --
Benefit payments........................   (1,001,589)    (978,717)      --        --        --         --
Payments on termination.................     (852,450)  (3,460,488)    (325)     (321)       --         --
Contract Maintenance Charge.............      (10,295)     (64,066)     (16)      (16)       --         --
Transfers among the sub-accounts and
 with the Fixed Account--net............  (34,273,090)  (2,166,259)      --        --        (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 contract transactions..................  (36,129,943)  (6,644,449)    (341)     (337)       (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS.......  (34,005,737)  (4,870,740)   5,116     2,118     5,441    (26,552)
NET ASSETS AT BEGINNING OF PERIOD.......   34,005,737   38,876,477   18,936    16,818    17,875     44,427
                                         ------------  -----------  -------   -------   -------   --------
NET ASSETS AT END OF PERIOD............. $         --  $34,005,737  $24,052   $18,936   $23,316   $ 17,875
                                         ============  ===========  =======   =======   =======   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    2,775,760    3,317,733    1,393     1,420     1,743      3,339
      Units issued......................       17,438       62,676       --        --        --        356
      Units redeemed....................   (2,793,198)    (604,649)     (22)      (27)       --     (1,952)
                                         ------------  -----------  -------   -------   -------   --------
   Units outstanding at end of period...           --    2,775,760    1,371     1,393     1,743      1,743
                                         ============  ===========  =======   =======   =======   ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                           CAPITAL APPRECIATION     CAPITAL INCOME (AH)          CORE BOND
                                          ----------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,365) $  (23,912) $   13,464  $   (1,492) $   38,967  $   39,042
Net realized gains (losses)..............    186,451      89,879      (3,515)    (38,411)    (33,804)    (38,567)
Change in unrealized gains (losses)......    643,670     329,637     165,916     224,406     (19,913)     91,476
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    816,756     395,604     175,865     184,503     (14,750)     91,951
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     34,743      39,435          --      34,729       5,625       5,352
Benefit payments.........................    (45,758)    (26,885)    (96,197)    (82,278)     (1,398)    (10,213)
Payments on termination..................   (563,096)   (366,380)   (139,723)   (224,913)   (123,739)   (127,852)
Contract Maintenance Charge..............     (2,990)     (3,591)       (849)     (1,031)       (859)     (1,032)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (17,673)    (55,974)   (129,335)    (67,916)     (6,803)     19,025
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (594,774)   (413,395)   (366,104)   (341,409)   (127,174)   (114,720)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    221,982     (17,791)   (190,239)   (156,906)   (141,924)    (22,769)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,211,443   3,229,234   1,689,111   1,846,017   1,079,147   1,101,916
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,433,425  $3,211,443  $1,498,872  $1,689,111  $  937,223  $1,079,147
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    292,367     331,864     142,393     170,976      90,651     100,756
       Units issued......................      3,966      13,995         862       3,427       2,140       4,621
       Units redeemed....................    (53,301)    (53,492)    (30,865)    (32,010)    (13,000)    (14,726)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    243,032     292,367     112,390     142,393      79,791      90,651
                                          ==========  ==========  ==========  ==========  ==========  ==========

--------
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                               OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------  ----------------------  ----------------------
                                               OPPENHEIMER                                      OPPENHEIMER
                                                DISCOVERY               OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH (AI)          GLOBAL (AJ)          STRATEGIC INCOME
                                           ---------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (8,413)  $  (8,870)  $      788  $   23,718  $   79,705  $  104,290
Net realized gains (losses)...............   37,639      35,957      204,664      48,872      38,163      91,652
Change in unrealized gains (losses).......  139,183      61,615      474,408     435,110    (152,941)     77,885
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  168,409      88,702      679,860     507,700     (35,073)    273,827
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --       25,775      25,033       2,032      16,034
Benefit payments..........................   (7,529)    (29,192)     (28,568)    (32,564)    (83,750)   (119,409)
Payments on termination...................  (88,348)   (101,775)    (614,352)   (280,964)   (242,097)   (236,457)
Contract Maintenance Charge...............     (248)       (306)      (2,506)     (2,812)       (981)       (916)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (596)    (12,217)      75,290     (41,866)      1,369      38,549
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (96,721)   (143,490)    (544,361)   (333,173)   (323,427)   (302,199)
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   71,688     (54,788)     135,499     174,527    (358,500)    (28,372)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  547,902     602,690    2,908,366   2,733,839   2,493,236   2,521,608
                                           --------   ---------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $619,590   $ 547,902   $3,043,865  $2,908,366  $2,134,736  $2,493,236
                                           ========   =========   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   72,846      88,829      142,192     159,823     167,052     141,268
       Units issued.......................       30       2,949        8,243       4,890       4,337      62,542
       Units redeemed.....................   (9,234)    (18,932)     (32,964)    (22,521)    (22,875)    (36,758)
                                           --------   ---------   ----------  ----------  ----------  ----------
    Units outstanding at end of period....   63,642      72,846      117,471     142,192     148,514     167,052
                                           ========   =========   ==========  ==========  ==========  ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                                                                 OPPENHEIMER
                                                OPPENHEIMER             OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                                        OPPENHEIMER              OPPENHEIMER
                                                OPPENHEIMER             MAIN STREET                CAPITAL
                                                MAIN STREET           SMALL CAP (AK)          APPRECIATION (SS)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,368) $   (8,736) $   (5,251) $   (8,757) $  (249,013) $  (382,624)
Net realized gains (losses)..............     83,764     112,361     105,945      99,480    2,241,687    1,487,824
Change in unrealized gains (losses)......    335,125     153,390     333,264      93,989    4,994,090    2,673,395
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    413,521     257,015     433,958     184,712    6,986,764    3,778,595
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      15,790       2,800       5,078      112,385       38,316
Benefit payments.........................    (98,668)   (105,371)       (942)       (761)    (721,306)    (780,620)
Payments on termination..................   (131,185)   (538,834)   (190,145)   (238,539)  (5,137,867)  (4,946,460)
Contract Maintenance Charge..............     (1,005)     (1,136)     (1,870)     (1,928)    (108,476)    (131,838)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (28,949)    (12,605)    126,274     (49,190)  (1,602,177)  (1,376,087)
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (259,807)   (642,156)    (63,883)   (285,340)  (7,457,441)  (7,196,689)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    153,714    (385,141)    370,075    (100,628)    (470,677)  (3,418,094)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,493,126   1,878,267   1,122,882   1,223,510   29,197,755   32,615,849
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,646,840  $1,493,126  $1,492,957  $1,122,882  $28,727,078  $29,197,755
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    132,826     192,508      46,897      59,611    2,084,831    2,606,277
       Units issued......................        727       4,971       5,111       3,032       42,142      108,760
       Units redeemed....................    (20,846)    (64,653)     (7,001)    (15,746)    (514,442)    (630,206)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    112,707     132,826      45,007      46,897    1,612,531    2,084,831
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                              OPPENHEIMER                                         OPPENHEIMER
                                                CAPITAL                 OPPENHEIMER            DISCOVERY MID CAP
                                           INCOME (SS) (AL)           CORE BOND (SS)           GROWTH (SS) (AM)
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    61,441  $   (55,858) $   937,144  $ 1,015,413  $  (134,546) $  (144,513)
Net realized gains (losses)...........    (307,901)    (622,010)    (953,593)  (1,079,682)     718,328      372,825
Change in unrealized gains
 (losses).............................   1,535,951    2,020,576     (534,424)   2,553,171    1,783,403      976,537
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,289,491    1,342,708     (550,873)   2,488,902    2,367,185    1,204,849
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       3,865       18,043       75,490       54,209        6,833        9,575
Benefit payments......................    (559,852)    (291,966)  (1,105,459)    (744,776)    (212,069)    (209,694)
Payments on termination...............  (2,211,230)  (1,907,333)  (4,548,114)  (4,910,584)  (1,380,405)    (998,498)
Contract Maintenance Charge...........     (45,023)     (55,173)    (106,411)    (122,794)     (36,721)     (43,053)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (123,599)    (273,049)   1,889,584    2,354,314     (517,851)    (338,017)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,935,839)  (2,509,478)  (3,794,910)  (3,369,631)  (2,140,213)  (1,579,687)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,646,348)  (1,166,770)  (4,345,783)    (880,729)     226,972     (374,838)
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,768,665   13,935,435   29,826,486   30,707,215    8,181,368    8,556,206
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,122,317  $12,768,665  $25,480,703  $29,826,486  $ 8,408,340  $ 8,181,368
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     989,939    1,190,703    3,398,034    3,796,461      524,103      626,024
       Units issued...................      37,976       37,630      511,317      651,575       10,700       18,845
       Units redeemed.................    (249,768)    (238,394)    (945,889)  (1,050,002)    (130,994)    (120,766)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     778,147      989,939    2,963,462    3,398,034      403,809      524,103
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                        OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                  VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS
                                  (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                   OPPENHEIMER
                                        OPPENHEIMER             GLOBAL STRATEGIC               OPPENHEIMER
                                     GLOBAL (SS) (AN)              INCOME (SS)              MAIN STREET (SS)
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $   (65,784) $    50,170  $  2,107,469  $  2,896,168  $   (360,085) $   (495,478)
Net realized gains (losses).....     973,139      262,754     1,182,366     2,322,831     4,167,543     1,836,647
Change in unrealized gains
 (losses).......................   2,311,278    2,442,410    (4,595,134)    2,693,441     8,531,465     5,999,811
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   3,218,633    2,755,334    (1,305,299)    7,912,440    12,338,923     7,340,980
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      40,004      114,903       187,070        76,396        91,774        78,235
Benefit payments................    (630,329)    (382,018)   (1,817,537)   (1,746,309)   (1,222,070)     (827,433)
Payments on termination.........  (2,533,505)  (2,833,995)  (13,401,201)  (12,402,775)   (8,650,588)   (7,032,962)
Contract Maintenance
 Charge.........................     (42,965)     (49,911)     (261,173)     (281,130)     (178,243)     (207,094)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (833,494)  (1,165,082)    2,847,489    10,189,137    (4,244,619)   (2,216,774)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (4,000,289)  (4,316,103)  (12,445,352)   (4,164,681)  (14,203,746)  (10,206,028)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................    (781,656)  (1,560,769)  (13,750,651)    3,747,759    (1,864,823)   (2,865,048)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  14,797,609   16,358,378    77,553,712    73,805,953    48,809,906    51,674,954
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $14,015,953  $14,797,609  $ 63,803,061  $ 77,553,712  $ 46,945,083  $ 48,809,906
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........     666,356      876,022     4,256,612     4,507,154     3,053,875     3,708,185
       Units issued.............      16,418       45,692       384,128       874,349        66,708       155,244
       Units redeemed...........    (177,369)    (255,358)   (1,065,521)   (1,124,891)     (847,653)     (809,554)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     505,405      666,356     3,575,219     4,256,612     2,272,930     3,053,875
                                 ===========  ===========  ============  ============  ============  ============

--------
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------
                                                        OPPENHEIMER
                                                  VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE      PIMCO VARIABLE
                                                  (SERVICE SHARES ("SS"))  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------  ----------------
                                                        OPPENHEIMER
                                                        MAIN STREET         FOREIGN BOND
                                                    SMALL CAP (SS) (AO)    (US DOLLAR-HEDGED)   MONEY MARKET
                                                 ------------------------  ------------------ ----------------
                                                     2013         2012      2013      2012      2013     2012
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (193,449) $  (278,747) $    6    $   11   $  (288) $  (302)
Net realized gains (losses).....................   3,031,762    1,240,532     108        57        --       --
Change in unrealized gains (losses).............   4,080,369    2,329,484    (129)       66        --        1
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from
 operations.....................................   6,918,682    3,291,269     (15)      134      (288)    (301)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      23,165      184,833      --        --        --       --
Benefit payments................................    (559,770)    (512,202)     --        --        --       --
Payments on termination.........................  (4,011,570)  (3,123,198)     --        --      (627)    (644)
Contract Maintenance Charge.....................     (85,075)     (96,722)     (4)       (4)      (41)     (42)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,877,886)  (1,348,609)    307        (9)      157       84
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,511,136)  (4,895,898)    303       (13)     (511)    (602)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     407,546   (1,604,629)    288       121      (799)    (903)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  20,594,116   22,198,745   1,577     1,456    20,571   21,474
                                                 -----------  -----------   ------   ------   -------  -------
NET ASSETS AT END OF PERIOD..................... $21,001,662  $20,594,116  $1,865    $1,577   $19,772  $20,571
                                                 ===========  ===========   ======   ======   =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     913,051    1,139,381      98        99     2,035    2,094
       Units issued.............................      37,880       54,366      19        --        16        8
       Units redeemed...........................    (277,256)    (280,696)     --        (1)      (66)     (67)
                                                 -----------  -----------   ------   ------   -------  -------
    Units outstanding at end of period..........     673,675      913,051     117        98     1,985    2,035
                                                 ===========  ===========   ======   ======   =======  =======

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ----------------------------------------------------------------
                                                 PIMCO VARIABLE       PIMCO VARIABLE          PIMCO VARIABLE
                                                 INSURANCE TRUST     INSURANCE TRUST          INSURANCE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------  -----------------------  ----------------------
                                                                                                 PIMCO VIT
                                                                   PIMCO VIT COMMODITY           EMERGING
                                                   PIMCO TOTAL     REAL RETURN STRATEGY        MARKETS BOND
                                                     RETURN          (ADVISOR SHARES)        (ADVISOR SHARES)
                                                 --------------  -----------------------  ----------------------
                                                  2013    2012       2013        2012        2013        2012
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9  $   13  $     2,418  $   33,039  $   58,345  $   65,119
Net realized gains (losses).....................     15      28     (465,442)    (51,432)     23,427      60,442
Change in unrealized gains (losses).............    (71)     58     (181,668)    180,482    (258,884)    175,457
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (47)     99     (644,692)    162,089    (177,112)    301,018
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     --      --        2,400       2,400          --          --
Benefit payments................................     --      --      (69,185)    (57,175)    (27,386)    (49,969)
Payments on termination.........................     --      --     (438,842)   (470,133)   (336,339)   (386,671)
Contract Maintenance Charge.....................     (5)     (6)     (17,061)    (24,267)     (8,002)    (10,443)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    255      46     (314,679)    (17,776)    (21,541)    176,973
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    250      40     (837,367)   (566,951)   (393,268)   (270,110)
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    203     139   (1,482,059)   (404,862)   (570,380)     30,908
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,362   1,223    4,285,652   4,690,514   2,020,339   1,989,431
                                                 ------  ------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,565  $1,362  $ 2,803,593  $4,285,652  $1,449,959  $2,020,339
                                                 ======  ======  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     79      77      421,439     476,770     126,633     144,289
       Units issued.............................     15       3       32,317      20,579      17,142      35,681
       Units redeemed...........................     --      (1)    (125,273)    (75,910)    (44,236)    (53,337)
                                                 ------  ------  -----------  ----------  ----------  ----------
    Units outstanding at end of period..........     94      79      328,483     421,439      99,539     126,633
                                                 ======  ======  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      PIMCO VARIABLE            PIMCO VARIABLE
                                                      INSURANCE TRUST           INSURANCE TRUST        PROFUNDS VP
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  --------------
                                                         PIMCO VIT                 PIMCO VIT
                                                        REAL RETURN              TOTAL RETURN            PROFUND
                                                     (ADVISOR SHARES)          (ADVISOR SHARES)       VP FINANCIALS
                                                 ------------------------  ------------------------  --------------
                                                     2013         2012         2013         2012      2013    2012
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (25,324) $   (56,415) $    93,743  $   209,605  $  (43) $  (46)
Net realized gains (losses).....................     108,684      673,547      411,113      885,231      55       1
Change in unrealized gains (losses).............    (845,489)     (73,717)  (1,302,005)     790,856     996     705
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................    (762,129)     543,415     (797,149)   1,885,692   1,008     660
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --           --        6,260        7,360      --      --
Benefit payments................................     (84,560)    (212,846)    (338,527)    (658,994)     --      --
Payments on termination.........................  (1,368,272)  (1,295,272)  (4,435,258)  (4,535,351)     --      --
Contract Maintenance Charge.....................     (28,702)     (36,655)     (81,120)    (108,474)     (2)     (2)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (840,590)   1,050,022      683,963      571,474    (310)    258
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (2,322,124)    (494,751)  (4,164,682)  (4,723,985)   (312)    256
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,084,253)      48,664   (4,961,831)  (2,838,293)    696     916
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,958,815    7,910,151   23,458,880   26,297,173   3,605   2,689
                                                 -----------  -----------  -----------  -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 4,874,562  $ 7,958,815  $18,497,049  $23,458,880  $4,301  $3,605
                                                 ===========  ===========  ===========  ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     546,449      581,170    1,582,517    1,911,971     529     485
       Units issued.............................      28,206      131,458      154,926      191,206      --      44
       Units redeemed...........................    (198,628)    (166,179)    (440,238)    (520,660)    (44)     --
                                                 -----------  -----------  -----------  -----------  ------  ------
    Units outstanding at end of period..........     376,027      546,449    1,297,205    1,582,517     485     529
                                                 ===========  ===========  ===========  ===========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                              ---------------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP      PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                              --------------  ---------------  -----------------
                                                                                  PROFUND          PROFUND
                                                                  PROFUND        VP MID-CAP          VP
                                                              VP HEALTH CARE       VALUE       TELECOMMUNICATIONS
                                                              --------------  ---------------  -----------------
                                                               2013    2012     2013    2012    2013      2012
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (48) $  (36) $   (64) $  (60) $   43    $   79
Net realized gains (losses)..................................     62      31    3,927      36     183         9
Change in unrealized gains (losses)..........................  1,244     480   (2,482)    628     128       363
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from operations............  1,258     475    1,381     604     354       451
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --      --      --        --
Benefit payments.............................................     --      --       --      --      --        --
Payments on termination......................................     --      --   (6,054)     --      --        --
Contract Maintenance Charge..................................     (2)     (2)     (10)     (9)     (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (168)   (292)       2      --    (180)      (93)
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from contract transactions.   (170)   (294)  (6,062)     (9)   (182)      (95)
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS............................  1,088     181   (4,681)    595     172       356
NET ASSETS AT BEGINNING OF PERIOD............................  3,474   3,293    4,681   4,086   3,489     3,133
                                                              ------  ------  -------  ------   ------   ------
NET ASSETS AT END OF PERIOD.................................. $4,562  $3,474  $    --  $4,681  $3,661    $3,489
                                                              ======  ======  =======  ======   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    278     305      435     436     345       356
       Units issued..........................................     --      --       --      --      --        --
       Units redeemed........................................    (13)    (27)    (435)     (1)    (17)      (11)
                                                              ------  ------  -------  ------   ------   ------
    Units outstanding at end of period.......................    265     278       --     435     328       345
                                                              ======  ======  =======  ======   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           --------------------------------------------------------------------
                                              PROFUNDS VP       PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------  ------------------------  ----------------------
                                                PROFUND              VT AMERICAN              VT CAPITAL
                                              VP UTILITIES        GOVERNMENT INCOME          OPPORTUNITIES
                                           -----------------  ------------------------  ----------------------
                                             2013     2012        2013         2012        2013        2012
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   193  $    123  $      (857) $   350,149  $  (40,400) $  (47,988)
Net realized gains (losses)...............      76     5,685     (958,556)   3,569,988     311,063     133,990
Change in unrealized gains (losses).......   1,849    (7,015)     464,570   (3,773,759)  1,035,483     475,775
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   2,118    (1,207)    (494,843)     146,378   1,306,146     561,777
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --        --       14,238       46,812       3,947       6,748
Benefit payments..........................      --        --     (983,451)  (1,658,404)    (33,712)    (72,037)
Payments on termination...................      --   (30,452)  (4,580,065)  (3,126,490)   (518,716)   (311,812)
Contract Maintenance Charge...............      (8)      (20)     (46,413)     (61,587)    (12,945)    (13,651)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      --        --     (295,635)    (652,920)     66,773    (475,200)
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      (8)  (30,472)  (5,891,326)  (5,452,589)   (494,653)   (865,952)
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,110   (31,679)  (6,386,169)  (5,306,211)    811,493    (304,175)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  18,201    49,880   26,869,916   32,176,127   4,443,325   4,747,500
                                           -------  --------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $20,311  $ 18,201  $20,483,747  $26,869,916  $5,254,818  $4,443,325
                                           =======  ========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,937     5,238    1,585,965    1,896,412     219,370     264,308
       Units issued.......................      --        --       82,331      118,533      32,152       7,762
       Units redeemed.....................      (1)   (3,301)    (426,935)    (428,980)    (55,207)    (52,700)
                                           -------  --------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....   1,936     1,937    1,241,361    1,585,965     196,315     219,370
                                           =======  ========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  -------------------------
                                         VT DIVERSIFIED                VT EQUITY                  VT GEORGE
                                             INCOME                     INCOME                 PUTNAM BALANCED
                                    ------------------------  --------------------------  -------------------------
                                        2013         2012         2013          2012          2013          2012
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   556,422  $ 1,384,090  $    446,194  $    693,169  $    189,229  $   327,962
Net realized gains (losses)........    (460,758)    (878,391)    8,315,285     5,681,201    (1,499,416)  (3,236,352)
Change in unrealized gains
 (losses)..........................   1,704,506    2,559,125    12,574,193     6,538,467    10,449,701    9,439,204
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   1,800,170    3,064,824    21,335,672    12,912,837     9,139,514    6,530,814
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      12,197      154,024       122,328       128,290       178,807       64,582
Benefit payments...................  (1,290,752)  (1,074,608)   (1,788,716)   (1,745,777)   (1,875,383)  (1,244,881)
Payments on termination............  (2,952,601)  (3,424,842)  (10,756,984)   (8,933,086)   (7,938,341)  (7,040,837)
Contract Maintenance
 Charge............................     (55,008)     (67,090)     (235,778)     (263,750)     (157,101)    (186,722)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (721,226)    (402,759)   (3,658,799)   (5,422,946)     (573,700)  (1,318,627)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,007,390)  (4,815,275)  (16,317,949)  (16,237,269)  (10,365,718)  (9,726,485)
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (3,207,220)  (1,750,451)    5,017,723    (3,324,432)   (1,226,204)  (3,195,671)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  31,045,861   32,796,312    76,738,265    80,062,697    60,167,284   63,362,955
                                    -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $27,838,641  $31,045,861  $ 81,755,988  $ 76,738,265  $ 58,941,080  $60,167,284
                                    ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,757,585    2,041,312     4,564,695     5,589,654     5,103,989    5,947,992
       Units issued................      86,683      137,893       201,452       212,114       196,493      246,383
       Units redeemed..............    (359,899)    (421,620)   (1,048,822)   (1,237,073)     (991,944)  (1,090,386)
                                    -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................   1,484,369    1,757,585     3,717,325     4,564,695     4,308,538    5,103,989
                                    ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                            VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                        ASSET ALLOCATION               EQUITY                  HEALTH CARE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    97,320  $  (184,626) $    26,731  $    50,590  $   (83,495) $   (29,087)
Net realized gains (losses)........     899,473      445,889     (248,179)  (1,030,259)   1,853,457    2,358,998
Change in unrealized gains
 (losses)..........................   3,024,230    2,810,964    4,878,650    3,850,236    7,212,845    2,290,842
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   4,021,023    3,072,227    4,657,202    2,870,567    8,982,807    4,620,753
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     425,013      268,347        7,842       14,889       44,381      110,032
Benefit payments...................    (526,867)    (773,057)    (332,981)    (461,943)    (279,150)    (491,873)
Payments on termination............  (3,828,128)  (2,942,303)  (1,965,172)  (1,489,877)  (2,311,128)  (2,526,762)
Contract Maintenance Charge........     (70,176)     (84,503)     (50,157)     (53,557)     (86,425)     (91,494)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     689,278   (1,499,493)    (250,485)    (784,932)  (1,322,642)  (1,103,103)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,310,880)  (5,031,009)  (2,590,953)  (2,775,420)  (3,954,964)  (4,103,200)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................     710,143   (1,958,782)   2,066,249       95,147    5,027,843      517,553
NET ASSETS AT BEGINNING
 OF PERIOD.........................  24,354,043   26,312,825   16,629,271   16,534,124   24,419,206   23,901,653
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $25,064,186  $24,354,043  $18,695,520  $16,629,271  $29,447,049  $24,419,206
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,667,086    2,012,992    1,893,013    2,225,944    1,678,081    1,982,371
       Units issued................     147,001      113,600       60,373       37,382       29,098       68,885
       Units redeemed..............    (344,386)    (459,506)    (321,614)    (370,313)    (257,787)    (373,175)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,469,701    1,667,086    1,631,772    1,893,013    1,449,392    1,678,081
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                            VT GLOBAL                VT GROWTH AND                VT GROWTH
                                            UTILITIES                   INCOME                  OPPORTUNITIES
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   131,277  $   308,626  $    402,187  $    468,036  $   (93,274) $  (135,008)
Net realized gains (losses)........      41,869     (414,076)     (108,474)   (7,093,409)     409,024       52,182
Change in unrealized gains
 (losses)..........................   1,248,147      578,208    43,169,403    29,741,323    2,646,141    1,558,798
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,421,293      472,758    43,463,116    23,115,950    2,961,891    1,475,972
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,403       50,345       128,173       310,967       19,869       11,548
Benefit payments...................    (382,605)    (364,060)   (4,124,888)   (4,353,521)    (199,652)    (240,565)
Payments on termination............  (1,143,100)  (1,202,662)  (15,342,505)  (14,121,142)  (1,227,779)    (914,828)
Contract Maintenance
 Charge............................     (31,268)     (37,413)     (347,130)     (384,935)     (28,674)     (32,210)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (468,375)    (879,652)   (5,392,999)   (7,060,736)    (326,990)    (192,858)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,017,945)  (2,433,442)  (25,079,349)  (25,609,367)  (1,763,226)  (1,368,913)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (596,652)  (1,960,684)   18,383,767    (2,493,417)   1,198,665      107,059
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,146,199   14,106,883   139,367,188   141,860,605    9,607,704    9,500,645
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $11,549,547  $12,146,199  $157,750,955  $139,367,188  $10,806,369  $ 9,607,704
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,039,879    1,245,347    12,240,404    14,616,999    1,846,961    2,117,161
       Units issued................      30,083       35,569       267,423       372,204       90,696      133,090
       Units redeemed..............    (187,382)    (241,037)   (2,112,416)   (2,748,799)    (388,233)    (403,290)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     882,580    1,039,879    10,395,411    12,240,404    1,549,424    1,846,961
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                   PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                                                   VT
                                                                                              INTERNATIONAL
                                       VT HIGH YIELD                VT INCOME                    EQUITY
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $ 2,371,764  $ 2,829,949  $  2,150,100  $  3,626,008  $    (57,694) $    656,621
Net realized gains (losses).....     162,466     (156,969)      (28,471)     (322,285)   (3,186,010)   (8,327,269)
Change in unrealized gains
 (losses).......................      26,536    3,367,736    (1,820,516)    5,450,427    25,060,014    24,909,654
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   2,560,766    6,040,716       301,113     8,754,150    21,816,310    17,239,006
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      74,909      125,428       202,628       132,982       104,215       187,469
Benefit payments................    (873,944)  (1,009,879)   (2,934,607)   (2,399,743)   (1,914,154)   (2,316,311)
Payments on termination.........  (5,368,785)  (6,066,244)  (12,504,814)  (12,464,625)  (11,195,499)   (9,457,267)
Contract Maintenance
 Charge.........................    (120,293)    (141,774)     (258,731)     (310,995)     (241,113)     (275,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (968,024)     (27,634)      975,923      (747,892)   (4,083,499)   (6,107,832)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (7,256,137)  (7,120,103)  (14,519,601)  (15,790,273)  (17,330,050)  (17,969,141)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (4,695,371)  (1,079,387)  (14,218,488)   (7,036,123)    4,486,260      (730,135)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  44,424,666   45,504,053    95,917,810   102,953,933    92,598,484    93,328,619
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $39,729,295  $44,424,666  $ 81,699,322  $ 95,917,810  $ 97,084,744  $ 92,598,484
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   2,136,172    2,500,292     5,874,394     6,875,073     7,707,149     9,303,600
       Units issued.............     132,349      222,421       533,458       504,467       234,377       333,937
       Units redeemed...........    (464,891)    (586,541)   (1,430,895)   (1,505,146)   (1,502,302)   (1,930,388)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................   1,803,630    2,136,172     4,976,957     5,874,394     6,439,224     7,707,149
                                 ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                               VT                        VT
                                          INTERNATIONAL             INTERNATIONAL
                                             GROWTH                     VALUE                  VT INVESTORS
                                    ------------------------  ------------------------  -------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (45,241) $     9,984  $   186,127  $   273,931  $    51,229  $    (43,620)
Net realized gains (losses)........     384,521      110,302     (693,037)  (1,878,252)   1,621,994      (152,267)
Change in unrealized gains
 (losses)..........................   2,311,028    2,410,788    3,441,218    4,462,701   14,020,635     7,897,103
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from operations...................   2,650,308    2,531,074    2,934,308    2,858,380   15,693,858     7,701,216
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,597       75,518       14,050       38,592       74,169       157,870
Benefit payments...................    (246,565)     (99,121)    (339,664)    (434,483)  (1,098,828)   (1,631,852)
Payments on termination............  (1,295,732)  (1,084,707)  (1,169,910)  (1,691,259)  (5,550,839)   (5,280,904)
Contract Maintenance Charge........     (49,678)     (55,662)     (43,677)     (50,046)    (148,451)     (170,441)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (424,519)  (1,294,699)    (388,514)  (1,295,325)  (2,475,247)   (3,134,487)
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........  (1,983,897)  (2,458,671)  (1,927,715)  (3,432,521)  (9,199,196)  (10,059,814)
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     666,411       72,403    1,006,593     (574,141)   6,494,662    (2,358,598)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  14,072,699   14,000,296   15,368,604   15,942,745   51,363,537    53,722,135
                                    -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $14,739,110  $14,072,699  $16,375,197  $15,368,604  $57,858,199  $ 51,363,537
                                    ===========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,305,998    1,545,333    1,238,497    1,543,305    5,774,716     6,981,283
       Units issued................      47,304       54,621       46,307       46,834       59,284       172,150
       Units redeemed..............    (226,999)    (293,956)    (189,236)    (351,642)    (950,067)   (1,378,717)
                                    -----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period........................   1,126,303    1,305,998    1,095,568    1,238,497    4,883,933     5,774,716
                                    ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                            SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  --------------------------  ----------------------
                                          VT MONEY MARKET           VT MULTI CAP GROWTH       VT MULTI CAP VALUE
                                    --------------------------  --------------------------  ----------------------
                                        2013          2012          2013          2012         2013        2012
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,108,935) $ (1,310,326) $   (698,311) $   (913,442) $  (11,271) $  (63,397)
Net realized gains (losses)........           --            --     2,293,723       155,441     286,496     (19,495)
Change in unrealized gains
 (losses)..........................           --            --    21,820,184    11,897,667   2,103,067     957,731
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations...................   (1,108,935)   (1,310,326)   23,415,596    11,139,666   2,378,292     874,839
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,460     1,017,781       117,297       225,290       8,043       5,107
Benefit payments...................   (2,661,207)   (4,757,386)   (1,132,901)   (1,750,906)   (110,013)   (127,081)
Payments on termination............  (32,621,685)  (32,898,089)   (7,279,925)   (6,856,377)   (793,758)   (365,156)
Contract Maintenance Charge........     (326,350)     (392,511)     (256,038)     (287,101)    (17,125)    (18,305)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   19,929,387    27,437,996    (3,739,628)   (4,912,415)    (82,977)   (100,693)
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions........  (15,371,395)   (9,592,209)  (12,291,195)  (13,581,509)   (995,830)   (606,128)
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (16,480,330)  (10,902,535)   11,124,401    (2,441,843)  1,382,462     268,711
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   81,872,925    92,775,460    74,102,421    76,544,264   6,488,384   6,219,673
                                    ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................ $ 65,392,595  $ 81,872,925  $ 85,226,822  $ 74,102,421  $7,870,846  $6,488,384
                                    ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,055,080     8,989,434     8,569,440    10,185,088     347,532     381,874
       Units issued................    3,683,580     4,143,569       122,607       177,091      28,444      34,922
       Units redeemed..............   (5,168,364)   (5,077,923)   (1,340,679)   (1,792,739)    (74,778)    (69,264)
                                    ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period........................    6,570,296     8,055,080     7,351,368     8,569,440     301,198     347,532
                                    ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                           VT RESEARCH           VT SMALL CAP VALUE             VT VOYAGER
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (68,515) $   (93,747) $  (284,082) $  (456,406) $   (724,714) $ (1,254,654)
Net realized gains (losses)........   1,124,502      504,321    2,152,319     (618,290)    4,029,096      (214,842)
Change in unrealized gains
 (losses)..........................   5,938,683    3,536,687   12,462,880    7,461,276    34,810,368    14,841,924
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   6,994,670    3,947,261   14,331,117    6,386,580    38,114,750    13,372,428
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      21,084       42,280       26,725       70,449       128,626       236,513
Benefit payments...................    (345,337)    (615,369)    (961,425)    (784,024)   (2,698,176)   (2,465,969)
Payments on termination............  (2,503,419)  (2,728,514)  (6,026,650)  (4,670,650)  (12,398,643)  (10,940,057)
Contract Maintenance
 Charge............................     (69,486)     (81,730)     (72,165)     (82,510)     (314,841)     (353,565)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,356,901)  (2,052,353)  (1,271,530)  (2,776,198)   (5,198,021)   (5,543,481)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (4,254,059)  (5,435,686)  (8,305,045)  (8,242,933)  (20,481,055)  (19,066,559)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   2,740,611   (1,488,425)   6,026,072   (1,856,353)   17,633,695    (5,694,131)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  24,257,555   25,745,980   41,992,163   43,848,516   101,747,168   107,441,299
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $26,998,166  $24,257,555  $48,018,235  $41,992,163  $119,380,863  $101,747,168
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,278,607    2,809,602    2,165,359    2,622,944    10,008,270    11,845,035
       Units issued................      34,932       55,711       86,559       99,331       196,884       371,211
       Units redeemed..............    (381,942)    (586,706)    (438,434)    (556,916)   (1,862,101)   (2,207,976)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,931,597    2,278,607    1,813,484    2,165,359     8,343,053    10,008,270
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                              THE UNIVERSAL               THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                                                   VAN KAMPEN UIF
                                             VAN KAMPEN UIF              VAN KAMPEN UIF            GLOBAL TACTICAL
                                                CORE PLUS                   EMERGING              ASSET ALLOCATION
                                              FIXED INCOME               MARKETS EQUITY            PORTFOLIO (AE)
                                          ------------------------  ------------------------  ------------------------
                                             2013         2012          2013         2012         2013         2012
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  16,643    $  30,473    $  (119,632) $  (468,232) $  (848,514) $    58,993
Net realized gains (losses)..............    (4,761)       2,443        555,468      202,668      243,466     (440,971)
Change in unrealized gains (losses)......   (28,226)      40,442     (1,186,166)   5,010,863    9,141,244    1,815,565
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (16,344)      73,358       (750,330)   4,745,299    8,536,196    1,433,587
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       550          486          1,196        4,173       69,001        8,825
Benefit payments.........................        --           --       (839,604)  (1,103,552)  (2,935,108)    (307,649)
Payments on termination..................  (127,015)    (163,134)    (2,438,103)  (2,366,823)  (6,704,990)  (1,230,615)
Contract Maintenance Charge..............      (210)        (272)        (8,537)     (10,375)     (27,405)      (5,348)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (107,457)       5,581     (1,316,698)    (999,966)  80,792,780     (315,453)
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (234,132)    (157,339)    (4,601,746)  (4,476,543)  71,194,278   (1,850,240)
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (250,476)     (83,981)    (5,352,076)     268,756   79,730,474     (416,653)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   909,790      993,771     28,582,817   28,314,061   12,306,842   12,723,495
                                           ---------    ---------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 659,314    $ 909,790    $23,230,741  $28,582,817  $92,037,316  $12,306,842
                                           =========    =========   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    63,832       74,294      1,376,954    1,607,448    1,140,279    1,319,768
       Units issued......................       582        2,732         57,045       81,662    6,458,191       44,651
       Units redeemed....................   (16,810)     (13,194)      (291,698)    (312,156)  (1,062,663)    (224,140)
                                           ---------    ---------   -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    47,604       63,832      1,142,301    1,376,954    6,535,807    1,140,279
                                           =========    =========   ===========  ===========  ===========  ===========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2013         2012         2013         2012         2013         2012
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (287,222) $  (405,209) $  (208,565) $  (288,303) $  (126,535) $  (182,007)
Net realized gains (losses)..............   3,262,900    2,780,677    1,148,322    2,508,373      523,424      264,565
Change in unrealized gains (losses)......   6,322,922      683,457    3,824,471     (976,817)    (195,383)   2,837,556
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   9,298,600    3,058,925    4,764,228    1,243,253      201,506    2,920,114
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,819       39,036        1,980          580        3,295        3,355
Benefit payments.........................  (1,084,916)    (697,110)    (869,071)    (748,178)    (821,539)    (868,461)
Payments on termination..................  (2,815,617)  (2,789,644)  (2,128,345)  (2,217,508)  (2,078,367)  (2,449,633)
Contract Maintenance Charge..............     (34,273)     (41,340)      (5,244)      (6,222)      (6,771)      (8,304)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,340,526)    (842,332)    (649,878)    (783,263)      46,231      (58,823)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,266,513)  (4,331,390)  (3,650,558)  (3,754,591)  (2,857,151)  (3,381,866)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,032,087   (1,272,465)   1,113,670   (2,511,338)  (2,655,645)    (461,752)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,349,893   24,622,358   15,471,246   17,982,584   21,401,340   21,863,092
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,381,980  $23,349,893  $16,584,916  $15,471,246  $18,745,695  $21,401,340
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,900,701    2,254,884      820,313    1,018,622      681,791      793,123
       Units issued......................      81,527       87,202       38,238       47,127       54,728       67,407
       Units redeemed....................    (442,585)    (441,385)    (207,167)    (245,436)    (139,114)    (178,739)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        -------------------------------------------------------------------------------
                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2013         2012         2013         2012         2013          2012
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   321,663  $   195,234  $   (57,282) $  (204,166) $    472,633  $    306,075
Net realized gains (losses)............     398,986      413,058      166,060      (49,726)    6,827,912     3,916,751
Change in unrealized gains
 (losses)..............................  (2,187,913)   1,815,773     (422,654)   2,284,714       889,359     3,067,126
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (1,467,264)   2,424,065     (313,876)   2,030,822     8,189,904     7,289,952
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      40,944       29,041       20,816        9,002        49,791        66,120
Benefit payments.......................    (200,814)    (323,255)    (254,974)    (175,525)   (1,270,829)   (1,173,001)
Payments on termination................  (2,649,608)  (3,385,349)  (2,101,258)  (2,177,044)   (9,841,269)   (9,793,530)
Contract Maintenance Charge............     (50,813)     (68,740)     (44,426)     (59,578)     (181,619)     (226,858)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     904,787     (436,043)     220,000     (353,420)   (1,595,053)   (1,332,872)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (1,955,504)  (4,184,346)  (2,159,842)  (2,756,565)  (12,838,979)  (12,460,141)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (3,422,768)  (1,760,281)  (2,473,718)    (725,743)   (4,649,075)   (5,170,189)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  15,434,278   17,194,559   11,766,379   12,492,122    51,201,919    56,372,108
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $12,011,510  $15,434,278  $ 9,292,661  $11,766,379  $ 46,552,844  $ 51,201,919
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     604,953      781,681      337,810      422,384     2,388,625     2,988,403
       Units issued....................      76,368       50,397       39,507       24,060        68,866       126,980
       Units redeemed..................    (157,620)    (227,125)    (103,186)    (108,634)     (601,647)     (726,758)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     523,701      604,953      274,131      337,810     1,855,844     2,388,625
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                            VAN KAMPEN UIF GLOBAL                                  VAN KAMPEN UIF
                                          TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF                MID CAP
                                          PORTFOLIO (CLASS II) (AG)     GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                                  2013 (M)              2013         2012         2013         2012
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (353,017)       $   (96,005) $  (121,096) $  (341,709) $  (424,313)
Net realized gains (losses)..............            194,305          1,294,707    1,059,273    1,673,263    3,475,749
Change in unrealized gains (losses)......          2,925,892          1,383,066      (21,770)   5,862,370   (1,227,997)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          2,767,180          2,581,768      916,407    7,193,924    1,823,439
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................              3,780             86,135        1,220       47,111       26,676
Benefit payments.........................           (595,958)          (191,225)    (188,069)    (647,580)    (551,714)
Payments on termination..................         (3,026,532)        (1,311,924)  (1,368,607)  (4,205,056)  (3,524,351)
Contract Maintenance Charge..............            (38,236)           (22,405)     (22,306)    (102,785)    (117,689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         32,869,182           (680,258)    (315,427)  (1,973,607)    (415,430)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         29,212,236         (2,119,677)  (1,893,189)  (6,881,917)  (4,582,508)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         31,979,416            462,091     (976,782)     312,007   (2,759,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --          6,731,642    7,708,424   23,493,200   26,252,269
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $31,979,416        $ 7,193,733  $ 6,731,642  $23,805,207  $23,493,200
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --            394,116      508,763    1,394,377    1,641,336
       Units issued......................          2,608,145             19,720       20,690       35,949      115,883
       Units redeemed....................           (341,699)          (125,456)    (135,337)    (392,961)    (362,842)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          2,266,446            288,380      394,116    1,037,365    1,394,377
                                                 ===========        ===========  ===========  ===========  ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ---------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  ------------------------
                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  ------------------------
                                                                  2013         2012         2013         2012
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (190,117) $  (184,635) $  (316,873) $  (466,338)
Net realized gains (losses)..................................   1,480,168      542,083    1,051,069      433,426
Change in unrealized gains (losses)..........................   4,540,284      979,910     (418,503)   6,008,989
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations............   5,830,335    1,337,358      315,693    5,976,077
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       7,324       21,201       53,228       66,447
Benefit payments.............................................    (306,668)    (346,762)    (860,700)    (653,724)
Payments on termination......................................  (1,751,587)  (1,580,974)  (7,045,278)  (6,748,899)
Contract Maintenance Charge..................................     (42,578)     (42,862)    (154,233)    (191,572)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (898,894)    (619,959)   2,142,005   (1,530,855)
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions.  (2,992,403)  (2,569,356)  (5,864,978)  (9,058,603)
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS............................   2,837,932   (1,231,998)  (5,549,285)  (3,082,526)
NET ASSETS AT BEGINNING OF PERIOD............................   9,880,340   11,112,338   42,443,603   45,526,129
                                                              -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.................................. $12,718,272  $ 9,880,340  $36,894,318  $42,443,603
                                                              ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     474,136      600,704    1,553,316    1,894,222
       Units issued..........................................       8,032       13,402      153,078       88,940
       Units redeemed........................................    (119,500)    (139,970)    (358,348)    (429,846)
                                                              -----------  -----------  -----------  -----------
    Units outstanding at end of period.......................     362,668      474,136    1,348,046    1,553,316
                                                              ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST Goldman Sachs Multi-Asset
          Allocation                                 (Previously known as AST
       AST Advanced Strategies                       Horizon Moderate Asset
       AST AQR Emerging Markets                      Allocation)
          Equity* (For the period                 AST Goldman Sachs Small-Cap
          beginning February 25, 2013                Value
          and ended December 31, 2013)            AST Herndon Large-Cap Value
       AST AQR Large-Cap* (For the                   (Previously known as AST
          period beginning April 29,                 BlackRock Value)
          2013 and ended December 31,             AST High Yield
          2013)                                   AST International Growth
       AST Balanced Asset Allocation              AST International Value
       AST BlackRock Global Strategies            AST Investment Grade Bond
       AST BlackRock iShares ETF*                 AST Jennison Large-Cap Growth*
          (For the period beginning               AST Jennison Large-Cap Value*
          April 29, 2013 and ended                AST J.P. Morgan Global Thematic
          December 31, 2013)                      AST J.P. Morgan International
       AST Bond Portfolio 2016*                      Equity (Previously known as
       AST Bond Portfolio 2018                       AST JPMorgan International
       AST Bond Portfolio 2019                       Equity)
       AST Bond Portfolio 2020                    AST J.P. Morgan Strategic
       AST Bond Portfolio 2021*                      Opportunities
       AST Bond Portfolio 2022                    AST Large-Cap Value
       AST Bond Portfolio 2023                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2024 (For                  Growth (Previously known as
          the period beginning                       AST Marsico Capital Growth)
          January 2, 2013 and ended               AST Lord Abbett Core Fixed
          December 31, 2013)                         Income
       AST Capital Growth Asset                   AST MFS Global Equity
          Allocation                              AST MFS Growth
       AST ClearBridge Dividend                   AST MFS Large-Cap Value*
          Growth* (For the period                 AST Mid-Cap Value
          beginning February 25, 2013             AST Money Market
          and ended December 31, 2013)            AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset                           Mid-Cap Value
          Allocation* (For the period             AST Neuberger Berman Mid-Cap
          beginning April 29, 2013                   Growth
          and ended December 31, 2013)            AST Neuberger Berman Small-Cap
       AST Federated Aggressive Growth               Growth*
       AST FI Pyramis(R) Asset                    AST New Discovery Asset
          Allocation                                 Allocation
       AST First Trust Balanced Target            AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Allocation               AST Parametric Emerging
       AST Franklin Templeton                        Markets Equity
          Founding Funds Plus* (For               AST PIMCO Limited Maturity Bond
          the period beginning                    AST PIMCO Total Return Bond
          April 29, 2013 and ended                AST Preservation Asset
          December 31, 2013)                         Allocation
       AST Global Real Estate                     AST Prudential Core Bond*
       AST Goldman Sachs Concentrated
          Growth
       AST Goldman Sachs Large-Cap
          Value
       AST Goldman Sachs Mid-Cap
          Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST               DWS INVESTMENTS VARIABLE SERIES I
   (CONTINUED)                              DWS Bond VIP A
        AST Prudential Growth               DWS Capital Growth VIP A
           Allocation                       DWS Core Equity VIP A
           (Previously known as             DWS Global Small Cap Growth
           AST First Trust                     VIP A
           Capital Appreciation             DWS International VIP A
           Target)
        AST QMA Emerging Markets     DWS INVESTMENTS VARIABLE SERIES II
           Equity* (For the                 DWS Global Income Builder VIP
           period beginning                    A II
           February 25, 2013 and            DWS Money Market VIP A II
           ended December 31,               DWS Small Mid Cap Growth VIP A
           2013                                II
        AST QMA Large-Cap* (For
           the period beginning      FEDERATED INSURANCE SERIES
           April 29, 2013 and               Federated Prime Money Fund II
           ended December 31,
           2013)                     FIDELITY VARIABLE INSURANCE PRODUCTS
        AST QMA US Equity Alpha        FUND
        AST Quantitative                    VIP Contrafund
           Modeling*                        VIP Equity-Income
        AST RCM World Trends                VIP Growth
           (Previously known as             VIP High Income
           AST CLS Moderate                 VIP Index 500
           Asset Allocation)                VIP Investment Grade Bond
        AST Schroders Global                VIP Overseas
           Tactical
        AST Schroders                FIDELITY VARIABLE INSURANCE PRODUCTS
           Multi-Asset World           FUND (SERVICE CLASS 2)
           Strategies                       VIP Asset Manager Growth
        AST Small-Cap Growth                   (Service Class 2)
        AST Small-Cap Value                 VIP Contrafund (Service Class
        AST Templeton Global                   2)
           Bond (Previously                 VIP Equity-Income (Service
           known as AST T. Rowe                Class 2)
           Price Global Bond)               VIP Freedom 2010 Portfolio
        AST T. Rowe Price Asset                (Service Class 2)
           Allocation                       VIP Freedom 2020 Portfolio
        AST T. Rowe Price Equity               (Service Class 2)
           Income                           VIP Freedom 2030 Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Large-Cap Growth                 VIP Freedom Income Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Natural Resources                VIP Growth (Service Class 2)
        AST Wellington                      VIP Growth & Income (Service
           Management Hedged                   Class 2)
           Equity                           VIP Growth Stock (Service
        AST Western Asset Core                 Class 2)
           Plus Bond                        VIP High Income (Service Class
                                               2)
 ALLIANCEBERNSTEIN VARIABLE                 VIP Index 500 (Service Class 2)
   PRODUCT SERIES FUND                      VIP Investment Grade Bond
        AllianceBernstein VPS                  (Service Class 2)
           Growth                           VIP Mid Cap (Service Class 2)
        AllianceBernstein VPS               VIP Money Market (Service
           Growth & Income                     Class 2)
        AllianceBernstein VPS               VIP Overseas (Service Class 2)
           International Value
        AllianceBernstein VPS
           Large Cap Growth
        AllianceBernstein VPS
           Small/Mid Cap Value
        AllianceBernstein VPS
           Value

 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
        American Century VP
           Balanced
        American Century VP
           International

 DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
        Dreyfus Socially
           Responsible Growth
           Fund

 DREYFUS STOCK INDEX FUND
        Dreyfus Stock Index Fund

 DREYFUS VARIABLE INVESTMENT FUND
        VIF Growth & Income
        VIF Money Market

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                             (CONTINUED)
       Franklin Flex Cap Growth                   Invesco V.I. High Yield
          Securities                                 Securities* (On April 26,
       Franklin Growth and Income                    2013, Invesco V.I. High
          Securities                                 Yield Securities merged
       Franklin High Income Securities               into Invesco V.I. High
       Franklin Income Securities                    Yield) (For the period
       Franklin Large Cap Growth                     beginning January 1, 2013
          Securities                                 and ended April 26, 2013)
       Franklin Small Cap Value                   Invesco V.I. Income Builder*
          Securities                              Invesco V.I. International
       Franklin Small Mid-Cap Growth                 Growth
          Securities                              Invesco V.I. Large Cap Growth*
       Franklin U.S. Government                   Invesco V.I. Mid Cap Core
       Mutual Global Discovery                       Equity
          Securities                              Invesco V.I. Mid Cap Growth
       Mutual Shares Securities                      (Previously known as
       Templeton Developing Markets                  Invesco Van Kampen V.I. Mid
          Securities                                 Cap Growth)
       Templeton Foreign Securities               Invesco V.I. Money Market
       Templeton Global Bond                      Invesco V.I. S&P 500 Index
          Securities                              Invesco V.I. Technology
       Templeton Growth Securities                Invesco V.I. Utilities
                                                  Invesco V.I. Value
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Opportunities (Previously
       VIT Large Cap Value                           known as Invesco Van Kampen
       VIT Mid Cap Value                             V.I. Value Opportunities)
       VIT Strategic Growth
       VIT Strategic International         INVESCO INVESTMENT SERVICES (SERIES
          Equity*                          II)
       VIT Structured Small Cap Equity            Invesco V.I. American
       VIT Structured U.S. Equity                    Franchise II (Previously
                                                     known as Invesco Van Kampen
INVESCO INVESTMENT SERVICES                          V.I. American Franchise II)
       Invesco V.I. American                      Invesco V.I. American Value II
          Franchise (Previously                      (Previously known as
       known as Invesco Van Kampen                   Invesco Van Kampen V.I.
          V.I. American Franchise)                   American Value II)
       Invesco V.I. American Value                Invesco V.I. Balanced II*
          (Previously known as                    Invesco V.I. Comstock II
          Invesco Van Kampen V.I.                    (Previously known as
          American Value)                            Invesco Van Kampen V.I.
       Invesco V.I. Balanced*                        Comstock II)
       Invesco V.I. Comstock                      Invesco V.I. Core Equity II
          (Previously known as                    Invesco V.I. Diversified
          Invesco Van Kampen V.I.                    Dividend II
          Comstock)                               Invesco V.I. Diversified
       Invesco V.I. Core Equity                      Income II
       Invesco V.I. Diversified                   Invesco V.I. Equity and Income
          Dividend                                   II (Previously known as
       Invesco V.I. Diversified Income               Invesco Van Kampen V.I.
       Invesco V.I. Equity and Income                Equity and Income II)
          (Previously known as                    Invesco V.I. Global Core
          Invesco Van Kampen V.I.                    Equity II
          Equity and Income)                      Invesco V.I. Global Dividend
       Invesco V.I. Global Core Equity               Growth II*
       Invesco V.I. Global Dividend               Invesco V.I. Government
          Growth*                                    Securities II
       Invesco V.I. Government                    Invesco V.I. Growth and Income
          Securities                                 II (Previously known as
       Invesco V.I. High Yield (For                  Invesco Van Kampen V.I.
          the period beginning                       Growth and Income II)
          April 26, 2013 and ended                Invesco V.I. High Yield II
          December 31, 2013)                         (For the period beginning
                                                     April 26, 2013 and ended
                                                     December 31, 2013)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (SERIES        MFS VARIABLE INSURANCE TRUST
II) (CONTINUED)                            (CONTINUED)
       Invesco V.I. High Yield                    MFS High Income* (On August
          Securities II* (On                         16, 2013, MFS High Income
          April 26, 2013, Invesco                    merged into MFS High Yield)
          V.I. High Yield Securities                 (For the period beginning
          II merged into Invesco V.I.                January 1, 2013 and ended
          High Yield II) (For the                    August 16, 2013)
          period beginning January 1,             MFS High Yield (For the period
          2013 and ended April 26,                   beginning August 16, 2013
          2013)                                      and ended December 31, 2013)
       Invesco V.I. Income Builder II*            MFS Investors Trust
       Invesco V.I. International                 MFS New Discovery
          Growth II                               MFS Research
       Invesco V.I. Large Cap Growth              MFS Research Bond
          II*                                     MFS Utilities
       Invesco V.I. Mid Cap Core
          Equity II                        MFS VARIABLE INSURANCE TRUST (SERVICE
       Invesco V.I. Mid Cap Growth II      CLASS)
          (Previously known as                    MFS Growth (Service Class)
          Invesco Van Kampen V.I. Mid             MFS Investors Trust (Service
          Cap Growth II)                             Class)
       Invesco V.I. Money Market II               MFS New Discovery (Service
       Invesco V.I. S&P 500 Index II                 Class)
       Invesco V.I. Technology II                 MFS Research (Service Class)
       Invesco V.I. Utilities II                  MFS Utilities (Service Class)
       Invesco V.I. Value
          Opportunities II                 MORGAN STANLEY VARIABLE INVESTMENT
          (Previously known as             SERIES
          Invesco Van Kampen V.I.                 Aggressive Equity* (On
          Value Opportunities II)                    April 26, 2013, Aggressive
                                                     Equity merged into Multi
JANUS ASPEN SERIES                                   Cap Growth) (For the period
       Forty Portfolio                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LAZARD RETIREMENT SERIES, INC.                    European Equity
       Emerging Markets Equity                    Global Infrastructure
                                                  Income Plus
LEGG MASON PARTNERS VARIABLE INCOME               Limited Duration
TRUST                                             Money Market
       ClearBridge Variable                       Multi Cap Growth
          Fundamental All Cap Value               Strategist* (On April 26,
          Portfolio I (Previously                    2013, Strategist merged
          known as Legg Mason                        into Van Kampen UIF Global
          ClearBridge Variable                       Tactical Asset Allocation
          Fundamental All Cap Value                  Portfolio) (For the period
          Portfolio I)                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.                         MORGAN STANLEY VARIABLE INVESTMENT
       ClearBridge Variable Large Cap        SERIES (CLASS Y SHARES)
          Value Portfolio I                       Aggressive Equity* (Class Y
          (Previously known as Legg                  Shares) (On April 26, 2013,
          Mason ClearBridge Variable                 Aggressive Equity (Class Y
          Large Cap Value Portfolio I)               Shares) merged into Multi
                                                     Cap Growth (Class Y
LORD ABBETT SERIES FUND                              Shares)) (For the period
       Bond-Debenture                                beginning January 1, 2013
       Fundamental Equity                            and ended April 26, 2013)
       Growth and Income                          European Equity (Class Y
       Growth Opportunities                          Shares)
       Mid-Cap Stock

MFS VARIABLE INSURANCE TRUST
       MFS Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MORGAN STANLEY VARIABLE             OPPENHEIMER VARIABLE ACCOUNT FUNDS
   INVESTMENT SERIES                   (SERVICES SHARES ("SS")) (CONTINUED)
   (CLASS Y SHARES) (CONTINUED)             Oppenheimer Main Street Small
        Global Infrastructure                  Cap (SS) (Previously known
           (Class Y Shares)                    as Oppenheimer Main Street
        Income Plus (Class Y                   Small Mid Cap (SS))
           Shares)
        Limited Duration (Class      PANORAMA SERIES FUND, INC. (SERVICE
           Y Shares)                 SHARES ("SS"))
        Money Market (Class Y               Oppenheimer International
           Shares)                             Growth (SS)*
        Multi Cap Growth (Class
           Y Shares)                 PIMCO VARIABLE INSURANCE TRUST
        Strategist* (Class Y                Foreign Bond (US Dollar-Hedged)
           Shares) (On April 26,            Money Market
           2013, Strategist                 PIMCO Total Return
           (Class Y Shares)                 PIMCO VIT Commodity Real
           merged into Van                     Return Strategy (Advisor
           Kampen UIF Global                   Shares)
           Tactical Asset                   PIMCO VIT Emerging Markets
           Allocation Portfolio                Bond (Advisor Shares)
           (Class II)) (For the             PIMCO VIT Real Return (Advisor
           period beginning                    Shares)
           January 1, 2013 and              PIMCO VIT Total Return
           ended April 26, 2013)               (Advisor Shares)

 NEUBERGER BERMAN ADVISORS           PROFUNDS VP
 MANAGEMENT TRUST                           ProFund VP Consumer Goods
        AMT Large Cap Value                    Portfolio*
        AMT Mid-Cap Growth                  ProFund VP Consumer Services
                                               Portfolio*
 OPPENHEIMER VARIABLE ACCOUNT               ProFund VP Financials
   FUNDS                                    ProFund VP Health Care
        Oppenheimer Capital                 ProFund VP Industrials*
           Appreciation                     ProFund VP Large-Cap Growth*
        Oppenheimer Capital                 ProFund VP Large-Cap Value*
           Income (Previously               ProFund VP Mid-Cap Growth*
           known as Oppenheimer             ProFund VP Mid-Cap Value*
           Balanced)                        ProFund VP Real Estate*
        Oppenheimer Core Bond               ProFund VP Small-Cap Growth*
        Oppenheimer Discovery               ProFund VP Small-Cap Value*
           Mid Cap                          ProFund VP Telecommunications
           Growth (Previously               ProFund VP Utilities
           known as Oppenheimer
           Small- & Mid-Cap          PUTNAM VARIABLE TRUST
           Growth)                          VT American Government Income
        Oppenheimer Global                  VT Capital Opportunities
           (Previously known as             VT Diversified Income
           Oppenheimer Global               VT Equity Income
           Securities)                      VT George Putnam Balanced
        Oppenheimer Global                  VT Global Asset Allocation
           Strategic Income                 VT Global Equity
        Oppenheimer Main Street             VT Global Health Care
        Oppenheimer Main Street             VT Global Utilities
           Small Cap (Previously            VT Growth and Income
           known as Oppenheimer             VT Growth Opportunities
           Main Street Small Mid
           Cap)

 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS (SERVICES SHARES ("SS"))
        Oppenheimer Capital
           Appreciation (SS)
        Oppenheimer Capital
           Income (SS)
           (Previously known as
           Oppenheimer Balanced
           (SS))
        Oppenheimer Core Bond
           (SS)
        Oppenheimer Discovery
           Mid Cap Growth (SS)
           (Previously known as
           Oppenheimer Small- &
           Mid-Cap Growth (SS))
        Oppenheimer Global (SS)
           (Previously known as
           Oppenheimer Global
           Securities (SS))
        Oppenheimer Global
           Strategic Income (SS)
        Oppenheimer Main Street
           (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST (CONTINUED)       THE UNIVERSAL INSTITUTIONAL
        VT High Yield                    FUNDS, INC. (CONTINUED)
        VT Income                               Van Kampen UIF Growth
        VT International Equity                 Van Kampen UIF Mid Cap
        VT International Growth                    Growth
        VT International Value                  Van Kampen UIF U.S. Real
        VT Investors                               Estate
        VT Money Market
        VT Multi Cap Growth              THE UNIVERSAL INSTITUTIONAL
        VT Multi Cap Value               FUNDS, INC. (CLASS II)
        VT Research                             Van Kampen UIF Emerging
        VT Small Cap Value                         Markets Debt (Class II)
        VT Voyager                              Van Kampen UIF Emerging
                                                   Markets Equity (Class
 RYDEX VARIABLE TRUST RYDEX                        II)
        VT Nasdaq 100 Strategy Fund*            Van Kampen UIF Global
                                                   Franchise (Class II)
 THE UNIVERSAL INSTITUTIONAL FUNDS,             Van Kampen UIF Global
 INC.                                              Tactical Asset
        Van Kampen UIF Core Plus                   Allocation Portfolio
           Fixed Income                            (Class II) (On April
        Van Kampen UIF Emerging                    26, 2013, Strategist
           Markets Equity                          (Class Y Shares)
        Van Kampen UIF Global                      merged into Van Kampen
           Tactical Asset                          UIF Global Tactical
           Allocation Portfolio (On                Asset Allocation
           April 26, 2013,                         Portfolio (Class II))
           Strategist merged into                  (For the period
           Van Kampen UIF Global                   beginning April 26,
           Tactical Asset                          2013 and ended
           Allocation Portfolio)                   December 31, 2013)
                                                Van Kampen UIF Growth
                                                   (Class II)
                                                Van Kampen UIF Mid Cap
                                                   Growth (Class II)
                                                Van Kampen UIF Small
                                                   Company Growth
                                                Van Kampen UIF U.S. Real
                                                   Estate (Class II)
--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2013

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS


   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  481,548
          AST Advanced Strategies.............................    216,404
          AST Balanced Asset Allocation.......................    668,576
          AST Bond Portfolio 2022.............................     87,626
          AST Bond Portfolio 2023.............................  2,423,208
          AST Bond Portfolio 2024 (a).........................    502,034
          AST Capital Growth Asset Allocation.................  1,038,131
          AST Cohen & Steers Realty...........................     15,162
          AST Federated Aggressive Growth.....................      2,467
          AST FI Pyramis(R) Asset Allocation..................    103,796
          AST First Trust Balanced Target.....................    630,249
          AST Franklin Templeton Founding Funds Allocation....    353,557
          AST Goldman Sachs Mid-Cap Growth....................          4
          AST Goldman Sachs Multi-Asset (b)...................     78,883
          AST Herndon Large-Cap Value (c).....................      1,359
          AST High Yield......................................     16,869
          AST International Growth............................      4,492
          AST International Value.............................      1,392
          AST Investment Grade Bond...........................  1,788,975
          AST J.P. Morgan Global Thematic.....................     81,984
          AST J.P. Morgan Strategic Opportunities.............    361,206
          AST Loomis Sayles Large-Cap Growth (e)..............      2,800
          AST Lord Abbett Core Fixed Income...................      1,725
          AST Money Market....................................  1,292,002
          AST Neuberger Berman / LSV Mid-Cap Value............      2,583
          AST Neuberger Berman Mid-Cap Growth.................      2,493
          AST New Discovery Asset Allocation..................      7,370
          AST PIMCO Limited Maturity Bond.....................     10,077
          AST PIMCO Total Return Bond.........................      4,363
          AST Preservation Asset Allocation...................    792,155
          AST Prudential Growth Allocation (f)................  2,068,802
          AST QMA US Equity Alpha.............................      4,319
          AST RCM World Trends (av)...........................    109,227
          AST Schroders Global Tactical.......................     99,341
          AST Schroders Multi-Asset World Strategies..........     99,027
          AST Small-Cap Growth................................      1,232
          AST Small-Cap Value.................................      1,356

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value
(e) Previously known as AST Marsico Capital Growth
(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Templeton Global Bond (g)................................................. $    2,391
   AST T. Rowe Price Asset Allocation............................................    903,456
   AST T. Rowe Price Large-Cap Growth............................................      1,313
   AST T. Rowe Price Natural Resources...........................................     17,143
   AST Wellington Management Hedged Equity.......................................     58,480

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................    528,386
   Alliance Bernstein VPS Growth & Income........................................  1,380,136
   Alliance Bernstein VPS International Value....................................  1,145,763
   Alliance Bernstein VPS Large Cap Growth.......................................    255,266
   Alliance Bernstein VPS Small/Mid Cap Value....................................  1,410,411
   Alliance Bernstein VPS Value..................................................     23,925

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................        404
   American Century VP International.............................................         92

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................        220

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     14,641

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income...........................................................        747
   VIF Money Market..............................................................    151,049

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A................................................................     14,559
   DWS Capital Growth VIP A......................................................     19,389
   DWS Core Equity VIP A.........................................................    115,236
   DWS Global Small Cap Growth VIP A.............................................    139,982
   DWS International VIP A.......................................................     15,024

Investments in the DWS Investments Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II............................................     30,181
   DWS Money Market VIP A II.....................................................      2,167
   DWS Small Mid Cap Growth VIP A II.............................................     21,316

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.................................................    118,580

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund................................................................    222,542
   VIP Equity-Income.............................................................     70,444

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts
  (continued):
   VIP Growth.................................................................. $   176,248
   VIP High Income.............................................................      46,537
   VIP Index 500...............................................................     412,745
   VIP Investment Grade Bond...................................................      70,132
   VIP Overseas................................................................     311,104

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         132
   VIP Contrafund (Service Class 2)............................................   2,565,204
   VIP Equity-Income (Service Class 2).........................................      55,141
   VIP Freedom 2010 Portfolio (Service Class 2)................................     334,517
   VIP Freedom 2020 Portfolio (Service Class 2)................................     498,135
   VIP Freedom 2030 Portfolio (Service Class 2)................................     357,221
   VIP Freedom Income Portfolio (Service Class 2)..............................      67,600
   VIP Growth (Service Class 2)................................................         213
   VIP Growth & Income (Service Class 2).......................................     517,162
   VIP Growth Stock (Service Class 2)..........................................     576,942
   VIP High Income (Service Class 2)...........................................     488,704
   VIP Index 500 (Service Class 2).............................................   2,766,244
   VIP Investment Grade Bond (Service Class 2).................................         400
   VIP Mid Cap (Service Class 2)...............................................   2,527,908
   VIP Money Market (Service Class 2)..........................................   6,502,647
   VIP Overseas (Service Class 2)..............................................         541

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities.........................................      34,094
   Franklin Growth and Income Securities.......................................   1,830,615
   Franklin High Income Securities.............................................   1,524,223
   Franklin Income Securities..................................................  14,671,402
   Franklin Large Cap Growth Securities........................................   1,626,685
   Franklin Small Cap Value Securities.........................................   2,360,907
   Franklin Small Mid-Cap Growth Securities....................................     111,249
   Franklin U.S. Government....................................................   1,693,773
   Mutual Global Discovery Securities..........................................   4,431,220
   Mutual Shares Securities....................................................   2,485,888
   Templeton Developing Markets Securities.....................................   1,359,023
   Templeton Foreign Securities................................................   5,120,596
   Templeton Global Bond Securities............................................     193,283
   Templeton Growth Securities.................................................      27,539

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.........................................................     625,154
   VIT Mid Cap Value...........................................................     375,864

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts
  (continued):
   VIT Strategic Growth.................................................. $       806
   VIT Structured Small Cap Equity.......................................   1,429,253
   VIT Structured U.S. Equity............................................      73,806

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (h)...................................   1,518,300
   Invesco V.I. American Value (i).......................................   1,784,283
   Invesco V.I. Comstock (j).............................................   1,099,101
   Invesco V.I. Core Equity..............................................   2,366,772
   Invesco V.I. Diversified Dividend.....................................   3,992,567
   Invesco V.I. Diversified Income.......................................     645,659
   Invesco V.I. Equity and Income (k)....................................   1,603,345
   Invesco V.I. Global Core Equity.......................................   1,141,351
   Invesco V.I. Government Securities....................................     650,877
   Invesco V.I. High Yield (l)(m)........................................  14,529,086
   Invesco V.I. High Yield Securities (l)(n).............................   1,261,639
   Invesco V.I. International Growth.....................................     695,425
   Invesco V.I. Mid Cap Core Equity......................................   1,424,874
   Invesco V.I. Mid Cap Growth (o).......................................     425,402
   Invesco V.I. Money Market.............................................   1,692,184
   Invesco V.I. S&P 500 Index............................................   1,337,933
   Invesco V.I. Technology...............................................     491,588
   Invesco V.I. Utilities................................................     477,658
   Invesco V.I. Value Opportunities (p)..................................     440,965

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II (q)................................     461,655
   Invesco V.I. American Value II (r)....................................     471,666
   Invesco V.I. Comstock II (s)..........................................   2,309,525
   Invesco V.I. Core Equity II...........................................     151,200
   Invesco V.I. Diversified Dividend II..................................   1,389,870
   Invesco V.I. Diversified Income II....................................      12,930

(h) Previously known as Invesco Van Kampen V.I. American Franchise
(i) Previously known as Invesco Van Kampen V.I. American Value
(j) Previously known as Invesco Van Kampen V.I. Comstock
(k) Previously known as Invesco Van Kampen V.I. Equity and Income
(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(o) Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p) Previously known as Invesco Van Kampen V.I. Value Opportunities
(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                       PURCHASES
                                                                                      -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts (continued):
   Invesco V.I. Equity and Income II (t)............................................. $ 2,038,970
   Invesco V.I. Global Core Equity II................................................     544,358
   Invesco V.I. Government Securities II.............................................      10,800
   Invesco V.I. Growth and Income II (u).............................................   1,802,513
   Invesco V.I. High Yield II (v)(m).................................................  11,908,062
   Invesco V.I. High Yield Securities II (v)(n)......................................   1,138,785
   Invesco V.I. International Growth II..............................................     249,336
   Invesco V.I. Mid Cap Core Equity II...............................................     164,574
   Invesco V.I. Mid Cap Growth II (w)................................................   1,023,148
   Invesco V.I. Money Market II......................................................      71,551
   Invesco V.I. S&P 500 Index II.....................................................   3,637,299
   Invesco V.I. Technology II........................................................       1,521
   Invesco V.I. Utilities II.........................................................       9,287
   Invesco V.I. Value Opportunities II (x)...........................................     165,104

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          81

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................         119

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (y)....................         125

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   ClearBridge Variable Large Cap Value Portfolio I (z)..............................         128

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture....................................................................   3,708,566
   Fundamental Equity................................................................     847,853
   Growth and Income.................................................................   1,210,333
   Growth Opportunities..............................................................   1,755,631
   Mid-Cap Stock.....................................................................     415,550

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(t) Previously known as Invesco Van Kampen V.I. Equity and Income II
(u) Previously known as Invesco Van Kampen V.I. Growth and Income II
(v) On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II
(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth................................................................. $     7,876
   MFS High Income (aa)(ab)...................................................      46,222
   MFS High Yield (aa)(ac)....................................................     332,843
   MFS Investors Trust........................................................      21,700
   MFS New Discovery..........................................................      61,634
   MFS Research...............................................................       3,488
   MFS Research Bond..........................................................      50,244
   MFS Utilities..............................................................      10,657

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................       1,968
   MFS Investors Trust (Service Class)........................................       1,259
   MFS New Discovery (Service Class)..........................................       9,282
   MFS Research (Service Class)...............................................         325
   MFS Utilities (Service Class)..............................................      57,045

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity (n)(ad)..................................................     727,089
   European Equity............................................................   1,599,867
   Global Infrastructure......................................................   6,547,888
   Income Plus................................................................   4,399,008
   Limited Duration...........................................................     514,371
   Money Market...............................................................   7,874,632
   Multi Cap Growth (ad)......................................................  14,614,265
   Strategist (n)(ae).........................................................   2,666,878

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares) (n)(af).................................   1,350,811
   European Equity (Class Y Shares)...........................................     440,855
   Global Infrastructure (Class Y Shares).....................................   1,909,282
   Income Plus (Class Y Shares)...............................................   8,102,801
   Limited Duration (Class Y Shares)..........................................   2,178,400
   Money Market (Class Y Shares)..............................................  16,173,449
   Multi Cap Growth (Class Y Shares) (af).....................................  15,884,947
   Strategist (Class Y Shares) (n)(ag)........................................     990,511

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      254

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation...........................................     71,175
   Oppenheimer Capital Income (ah)............................................     43,753
   Oppenheimer Core Bond......................................................     69,737
   Oppenheimer Discovery Mid Cap Growth (ai)..................................        224
   Oppenheimer Global (aj)....................................................    234,838
   Oppenheimer Global Strategic Income........................................    136,407
   Oppenheimer Main Street....................................................     21,090
   Oppenheimer Main Street Small Cap (ak).....................................    165,177

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Appreciation (SS)......................................    448,699
   Oppenheimer Capital Income (SS) (al).......................................    582,510
   Oppenheimer Core Bond (SS).................................................  5,403,992
   Oppenheimer Discovery Mid Cap Growth (SS) (am).............................    106,985
   Oppenheimer Global (SS) (an)...............................................    390,235
   Oppenheimer Global Strategic Income (SS)...................................  7,630,748
   Oppenheimer Main Street (SS)...............................................    950,636
   Oppenheimer Main Street Small Cap (SS) (ao)................................  1,123,655

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................        443
   Money Market...............................................................        165
   PIMCO Total Return.........................................................        298
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................    275,623
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    342,122
   PIMCO VIT Real Return (Advisor Shares).....................................    443,429
   PIMCO VIT Total Return (Advisor Shares)....................................  2,360,222

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................         15
   ProFund VP Health Care.....................................................         13
   ProFund VP Mid-Cap Value...................................................         16

(ah) Previously known as Oppenheimer Balanced
(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap
(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)
(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     -----------
Investments in the ProFunds VP Sub-Accounts (continued):
   ProFund VP Telecommunications.................................................... $       236
   ProFund VP Utilities.............................................................         492

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income....................................................     895,096
   VT Capital Opportunities.........................................................     713,825
   VT Diversified Income............................................................   1,782,537
   VT Equity Income.................................................................   3,918,626
   VT George Putnam Balanced........................................................   2,536,219
   VT Global Asset Allocation.......................................................   2,489,643
   VT Global Equity.................................................................     765,656
   VT Global Health Care............................................................   1,428,143
   VT Global Utilities..............................................................     745,410
   VT Growth and Income.............................................................   4,151,978
   VT Growth Opportunities..........................................................     438,030
   VT High Yield....................................................................   4,854,441
   VT Income........................................................................   9,041,933
   VT International Equity..........................................................   3,161,234
   VT International Growth..........................................................     395,411
   VT International Value...........................................................     820,535
   VT Investors.....................................................................   1,084,158
   VT Money Market..................................................................  30,306,480
   VT Multi Cap Growth..............................................................     698,563
   VT Multi Cap Value...............................................................     664,556
   VT Research......................................................................     469,080
   VT Small Cap Value...............................................................   2,444,719
   VT Voyager.......................................................................   2,013,060

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      31,008
   Van Kampen UIF Emerging Markets Equity...........................................   1,087,867
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)...................  83,585,635
   Van Kampen UIF Growth............................................................   1,832,084
   Van Kampen UIF Mid Cap Growth....................................................   1,067,484
   Van Kampen UIF U.S. Real Estate..................................................   1,235,828

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................   2,298,335
   Van Kampen UIF Emerging Markets Equity (Class II)................................   1,168,688
   Van Kampen UIF Global Franchise (Class II).......................................   6,245,764
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)........  33,736,107

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                    ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF Growth (Class II)................................................ $    630,592
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,051,888
   Van Kampen UIF Small Company Growth (Class II)..................................      568,440
   Van Kampen UIF U.S. Real Estate (Class II)......................................    3,389,702
                                                                                    ------------
                                                                                    $472,481,984
                                                                                    ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2013.........   583   $ 10.19 - 11.17   $ 6,288        -- %        1.15 - 2.60%     7.18 -   8.72%
     2012.........   667      9.51 - 10.27     6,651       1.09         1.15 - 2.60      9.71 -  11.28
     2011.........   713      8.66 -  9.23     6,421       0.65         1.15 - 2.60     -5.13 -  -3.77
     2010.........   819      9.13 -  9.59     7,705       0.88         1.15 - 2.60      9.12 -  10.69
     2009.........   831      8.37 -  8.66     7,097       2.23         1.15 - 2.60     21.20 -  22.94

     AST Advanced Strategies
     2013.........   211     11.96 - 13.10     2,675         --         1.15 - 2.60     13.60 -  15.23
     2012.........   233     10.53 - 11.37     2,580       1.50         1.15 - 2.60     10.76 -  12.35
     2011.........   220      9.50 - 10.12     2,181       1.02         1.15 - 2.60     -2.42 -  -1.03
     2010.........   251      9.74 - 10.23     2,523       1.05         1.15 - 2.60     10.82 -  12.41
     2009.........   257      8.79 -  9.10     2,313       2.97         1.15 - 2.60     23.00 -  24.76

     AST Balanced Asset Allocation
     2013.........   815     11.69 - 12.73    10,076         --         1.00 - 2.35     16.48 -  16.79
     2012.........   853     10.17 - 10.93     9,092       0.97         1.00 - 2.35     11.32 -  12.10
     2011.........   850      9.14 -  9.75     8,187       0.64         1.15 - 2.65     -3.76 -  -2.34
     2010......... 1,013      9.49 -  9.99    10,009       0.78         1.15 - 2.65      9.41 -  11.04
     2009.........   971      8.68 -  8.99     8,667       1.45         1.15 - 2.65     20.11 -  21.89

     AST BlackRock Global Strategies
     2013.........     2     11.03 - 11.03        19         --         1.55 - 1.55      9.16 -   9.16
     2012.........     2     10.11 - 10.11        17         --         1.55 - 1.55     10.18 -  10.18

     AST Bond Portfolio 2018
     2013.........    44     13.44 - 13.75       598         --         1.50 - 1.90     -4.58 -  -4.52
     2012.........    46     14.14 - 14.41       660       0.46         1.50 - 1.90      4.11 -   4.15
     2011.........    61     13.59 - 13.83       842       0.47         1.50 - 2.00     11.35 -  11.90
     2010.........    83     12.20 - 12.36     1,029       0.99         1.50 - 2.00      9.00 -   9.54
     2009.........    98     11.19 - 11.28     1,105       0.29         1.50 - 2.00     -7.89 -  -7.44

     AST Bond Portfolio 2019
     2013.........    23     13.28 - 13.65       313         --         1.50 - 2.00     -6.70 -  -6.24
     2012.........    23     14.23 - 14.56       335       0.87         1.50 - 2.00      3.78 -   4.29
     2011.........    23     13.71 - 13.96       323       0.86         1.50 - 2.00     13.70 -  14.26
     2010.........    37     12.06 - 12.22       454       0.72         1.50 - 2.00      9.17 -   9.71
     2009.........    33     11.05 - 11.14       366       0.52         1.50 - 2.00     -9.51 -  -9.07

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2020
     2013........   --    $ 10.82 - 10.82    $   --        -- %        1.75 - 1.75%     -8.13 -  -8.13%
     2012........   --      11.67 - 11.90        --       2.51         1.50 - 2.00       4.26 -   4.74
     2011........    7      11.19 - 11.36        81       1.61         1.50 - 2.00      16.35 -  16.92
     2010........   62       9.62 -  9.72       601         --         1.50 - 2.00       9.65 -  10.19
     2009........   <1       8.82 -  8.82         2         --         1.50 - 1.50     -11.82 - -11.82

     AST Bond Portfolio 2021
     2013........   --         N/A -  N/A        --         --           N/A - N/A         N/A -   N/A
     2012........   25      13.57 - 13.77       337       0.63         1.50 - 2.00       4.69 -   5.21
     2011........   34      12.96 - 13.09       437       0.15         1.50 - 2.00      17.94 -  18.52
     2010........   27      10.95 - 11.04       301         --         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2013........   12      11.07 - 11.07       135         --         1.85 - 1.85     -10.51 - -12.00
     2012........   44      12.37 - 12.58       558       0.03         1.50 - 2.35       3.41 -   4.28
     2011........   53      11.96 - 12.06       633         --         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2013........  138       9.14 -  9.23     1,268         --         1.50 - 2.00     -12.40 - -11.53
     2012 (aq)...   18      10.43 - 10.43       192         --         1.50 - 1.50       4.33 -   4.33

     AST Bond Portfolio 2024
     2013 (a)....   27       8.70 -  8.78       239         --         1.50 - 2.35     -12.94 - -12.21

     AST Capital Growth Asset Allocation
     2013........  625      11.44 - 12.27     7,453         --         1.15 - 2.25      19.98 -  21.28
     2012........  647       9.54 - 10.12     6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011........  607       8.43 -  9.00     5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010........  708       8.87 -  9.33     6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009........  689       8.03 -  8.32     5,664       1.91         1.15 - 2.65      22.09 -  23.90

     AST Cohen & Steers Realty
     2013........    7      11.87 - 12.26        85         --         1.15 - 1.65       3.38 -   1.96
     2012........    6      11.70 - 12.02        74       1.82         1.15 - 1.65      14.03 -  15.22
     2011........    4      10.16 - 10.54        42       0.66         1.15 - 2.00       4.50 -   5.38
     2010........    4       9.72 - 10.00        41       1.78         1.15 - 2.00      26.17 -  27.23
     2009........    4       7.77 -  7.86        33       2.62         1.15 - 1.65      29.78 -  30.43

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(aq) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Federated Aggressive Growth
     2013........    2    $ 13.37 - 13.94    $   25        -- %        1.00 - 1.65%     38.52 -  39.42%
     2012........    2       9.65 - 10.00        20         --         1.00 - 1.65      18.12 -  19.67
     2011........    2       8.17 -  8.35        17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010........    1       9.56 -  9.73        13       0.05         1.15 - 1.65      30.39 -  31.04
     2009........    1       7.33 -  7.42        11       0.24         1.15 - 1.65      30.50 -  31.15

     AST FI Pyramis(R) Asset Allocation
     2013........   25      11.91 - 12.91       318         --         1.15 - 2.60      16.20 -  17.87
     2012........   20      10.25 - 10.96       221       0.56         1.15 - 2.60      10.75 -  12.34
     2011........   18       9.26 -  9.75       175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010........   23       9.74 - 10.11       234       0.35         1.15 - 2.60      10.45 -  12.03
     2009........   24       8.82 -  9.03       218       0.48         1.15 - 2.60      18.15 -  19.85

     AST First Trust Balanced Target
     2013........  219      10.33 - 11.32     2,402         --         1.15 - 2.60      11.85 -  13.45
     2012........  263       9.24 -  9.98     2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011........  266       8.57 -  9.12     2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010........  345       8.92 -  9.37     3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009........  327       8.01 -  8.29     2,680       3.70         1.15 - 2.60      20.71 -  22.44

     AST Franklin Templeton Founding Funds Allocation
     2013........  253      13.03 - 13.27     3,337         --         1.15 - 2.25      21.77 -  23.05
     2012 (ar)...  278      10.71 - 10.79     2,991         --         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2013........   <1      11.49 - 11.81         3         --         1.15 - 1.65       2.65 -   3.16
     2012........   <1      11.20 - 11.45         3       1.76         1.15 - 1.65      24.74 -  25.36
     2011........   <1       8.98 -  9.13         2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010........   <1       9.61 -  9.73         3       1.12         1.15 - 1.65      18.25 -  18.83
     2009........   <1       8.18 -  8.18         2       3.99         1.15 - 1.15      33.56 -  33.56

     AST Goldman Sachs Concentrated Growth
     2013........    4      13.99 - 14.31        55         --         1.15 - 1.50      27.82 -  28.26
     2012........    4      10.95 - 11.15        49       0.31         1.15 - 1.50      17.99 -  18.40
     2011........    6       9.28 -  9.42        53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010........    5       9.81 -  9.92        51       0.08         1.15 - 1.50       8.66 -   9.03
     2009........    5       9.02 -  9.10        45         --         1.15 - 1.50      47.19 -  47.70

     AST Goldman Sachs Large-Cap Value
     2013........    1      11.25 - 11.51        11         --         1.15 - 1.50      31.57 -  32.02
     2012........    1       8.55 -  8.72         8       0.44         1.15 - 1.50      17.89 -  18.30
     2011........    2       7.26 -  7.37        16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010........    2       7.80 -  7.89        17       1.52         1.15 - 1.50      11.22 -  11.60
     2009........    2       7.01 -  7.07        15       1.93         1.15 - 1.50      17.43 -  17.83

(ar) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Mid-Cap Growth
     2013...    3    $ 15.81 - 16.68     $ 55         -- %        1.15 - 2.00%     29.60 -  30.69%
     2012...    3      12.20 - 12.76       42          --         1.15 - 2.00      17.26 -  18.25
     2011...    4      10.40 - 10.79       48          --         1.15 - 2.00      -4.88 -  -4.08
     2010...    4      10.93 - 11.25       50          --         1.15 - 2.00      17.47 -  18.46
     2009...    6       9.31 -  9.50       57          --         1.15 - 2.00      54.01 -  55.31

     AST Goldman Sachs Multi-Asset (b)
     2013...   49      11.40 - 11.96      574          --         1.15 - 2.00       7.66 -   8.57
     2012...   50      10.59 - 11.01      543        0.62         1.15 - 2.00       7.96 -   8.88
     2011...   47       9.81 - 10.12      469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010...   55      10.06 - 10.28      557        0.42         1.15 - 2.00       9.41 -  10.33
     2009...   53       9.19 -  9.32      492        0.25         1.15 - 2.00      20.96 -  21.98

     AST Goldman Sachs Small-Cap Value
     2013...   <1      18.41 - 18.92        8          --         1.15 - 1.65      36.56 -  37.23
     2012...   <1      13.49 - 13.79        6        0.58         1.15 - 1.65      13.81 -  14.37
     2011...   <1      11.85 - 12.05        5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010...   <1      11.89 - 12.03        5        2.09         1.15 - 1.65      24.71 -  25.32
     2009...   <1       9.60 -  9.60        3        1.27         1.15 - 1.15      25.40 -  25.40

     AST Herndon Large-Cap Value (c)
     2013...    2      11.27 - 11.63       25          --         1.15 - 1.65      32.44 -  33.10
     2012...    3       8.51 -  8.74       22        1.04         1.15 - 1.65      11.56 -  12.11
     2011...    2       7.63 -  7.80       15        0.72         1.15 - 1.65      -2.11 -  -1.62
     2010...    2       7.79 -  7.92       17        1.47         1.15 - 1.65      10.61 -  11.16
     2009...    2       7.04 -  7.13       17        0.89         1.15 - 1.65      16.34 -  16.91

     AST High Yield
     2013...    6      13.89 - 14.34       89          --         1.00 - 1.50       5.88 -   6.12
     2012...    6      13.16 - 13.52       85        6.69         1.00 - 1.50      12.43 -  13.49
     2011...    3      11.70 - 11.91       33        3.49         1.15 - 1.55       1.60 -   2.00
     2010...    8      11.52 - 11.68       87        1.84         1.15 - 1.55      11.77 -  12.21
     2009...    3      10.31 - 10.41       35        6.83         1.15 - 1.55      33.48 -  34.01

     AST International Growth
     2013...    5       9.65 -  9.97       49          --         1.15 - 1.65      17.12 -  17.70
     2012...    6       8.24 -  8.47       51        1.19         1.15 - 1.65      18.41 -  18.99
     2011...    7       6.96 -  7.12       47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010...    7       8.13 -  8.27       55        0.30         1.15 - 1.65      12.64 -  13.19
     2009...   10       7.21 -  7.30       75        1.84         1.15 - 1.65      33.09 -  33.75

(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST International Value
     2013...    7    $ 9.39 -  9.70     $   65        -- %        1.15 - 1.65%     18.11 -  19.75%
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65      15.35 -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
     2009...   11      7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
     AST Investment Grade Bond
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05      -5.13 -  -4.28
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05       7.20 -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
     2009...  439     11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04

     AST J.P. Morgan Global Thematic
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75      14.96 -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90      12.27 -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10      -2.61 -  -1.70
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
     2009...   16      8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22

     AST J.P. Morgan International Equity (d)
     2013...    5     10.00 - 10.56         53         --         1.15 - 2.00      13.10 -  14.05
     2012...    5      8.84 -  9.26         49       1.88         1.15 - 2.00      19.51 -  20.52
     2011...    6      7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
     2010...    6      8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
     2009...    7      7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33

     AST J.P. Morgan Strategic Opportunities
     2013...  285     11.00 - 12.06      3,339         --         1.15 - 2.60       8.22 -   9.77
     2012...  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60       7.90 -   9.46
     2011...  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60      -2.31 -  -0.91
     2010...  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
     2009...  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63

     AST Large-Cap Value
     2013...    1     11.08 - 11.08          8         --         1.15 - 1.15      38.27 -  38.27
     2012...   <1      8.01 -  8.01          6       0.64         1.15 - 1.15      15.55 -  15.55
     2011...   <1      6.94 -  6.94          1       1.29         1.15 - 1.15      -5.27 -  -5.27
     2010...   <1      7.32 -  7.32          1       1.97         1.15 - 1.15      11.87 -  11.87
     2009...    1      6.49 -  6.54          8       2.67         1.15 - 1.50      17.67 -  18.07

(d) Previously known as AST JPMorgan International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Loomis Sayles Large-Cap Growth (e)
     2013...   10    $ 12.77 - 13.61    $  133        -- %        1.00 - 2.00%     33.93 - 35.26%
     2012...   10       9.54 - 10.06        98       0.36         1.00 - 2.00      10.06 - 11.88
     2011...    8       8.66 -  8.99        74       0.28         1.15 - 2.00      -2.86 - -2.04
     2010...    8       8.92 -  9.18        77       0.63         1.15 - 2.00      17.40 - 18.39
     2009...   10       7.60 -  7.75        77       0.69         1.15 - 2.00      27.21 - 28.28

     AST Lord Abbett Core Fixed Income
     2013...    4      12.75 - 13.16        58         --         1.00 - 1.50      -3.45 - -2.97
     2012...    5      13.21 - 13.57        62       1.05         1.00 - 1.50       4.36 -  5.57
     2011...    4      12.66 - 12.85        49       1.78         1.15 - 1.50       8.54 -  8.92
     2010...    4      11.66 - 11.80        51       6.21         1.15 - 1.50      11.74 - 12.12
     2009...    6      10.44 - 10.52        59       5.65         1.15 - 1.50      32.61 - 33.07

     AST MFS Global Equity
     2013...    5      14.13 - 14.59        67         --         1.00 - 1.50      25.75 - 26.37
     2012...    5      11.24 - 11.54        56       0.97         1.00 - 1.50      21.25 - 22.66
     2011...    4       9.27 -  9.41        39       0.46         1.15 - 1.50      -4.56 - -4.23
     2010...    4       9.71 -  9.83        41       0.44         1.15 - 1.50      10.39 - 10.77
     2009...    5       8.80 -  8.87        43       3.06         1.15 - 1.50      29.56 - 30.01

     AST MFS Growth
     2013...    1      14.31 - 14.31        18         --         1.15 - 1.15      35.15 - 35.15
     2012...    1      10.59 - 10.59        14         --         1.15 - 1.15      15.75 - 15.75
     2011...    2       9.15 -  9.15        14       0.34         1.15 - 1.15      -1.72 - -1.72
     2010...    2       9.31 -  9.31        16       0.12         1.15 - 1.15      11.50 - 11.50
     2009...    2       8.35 -  8.35        16       0.21         1.15 - 1.15      22.89 - 22.89

     AST Mid-Cap Value
     2013...    3      13.90 - 14.67        41         --         1.15 - 2.00      29.82 - 30.91
     2012...    3      10.71 - 11.21        31       0.62         1.15 - 2.00      16.08 - 17.06
     2011...    4       9.23 -  9.57        38       0.61         1.15 - 2.00      -5.34 - -4.55
     2010...    4       9.75 - 10.03        39       0.67         1.15 - 2.00      21.18 - 22.20
     2009...    4       8.04 -  8.21        32       1.20         1.15 - 2.00      36.16 - 37.31

     AST Money Market
     2013...   45       9.24 -  9.84       422         --         1.00 - 2.00      -1.43 - -0.99
     2012...   34       9.34 -  9.86       325       0.01         1.15 - 1.85      -2.41 - -1.14
     2011...   43       9.57 -  9.97       418       0.02         1.15 - 2.10      -2.03 - -1.12
     2010...   77       9.77 - 10.08       773       0.02         1.15 - 2.10      -2.03 - -1.11
     2009...  123       9.99 - 10.20     1,250       0.27         1.15 - 2.00      -1.72 - -0.90

(e) Previously known as AST Marsico Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Neuberger Berman / LSV Mid-Cap Value
     2013........    2    $ 14.78 - 15.25     $ 26         -- %        1.15 - 1.65%     39.70 -  40.39%
     2012........    2      10.58 - 10.87       25        0.94         1.15 - 1.65      15.22 -  15.79
     2011........    4       9.18 -  9.38       34        0.87         1.15 - 1.65      -4.07 -  -3.59
     2010........    4       9.57 -  9.73       38        1.14         1.15 - 1.65      21.43 -  22.03
     2009........    4       7.88 -  7.98       34        2.10         1.15 - 1.65      38.36 -  39.04

     AST Neuberger Berman Mid-Cap Growth
     2013........    4      13.69 - 14.27       52          --         1.00 - 1.65      30.46 -  31.30
     2012........    4      10.49 - 10.87       41          --         1.00 - 1.65      10.55 -  12.00
     2011........    3       9.49 -  9.70       32          --         1.15 - 1.65       0.04 -   0.53
     2010........    3       9.49 -  9.65       33          --         1.15 - 1.65      26.59 -  27.21
     2009........    4       7.50 -  7.59       32          --         1.15 - 1.65      27.68 -  28.31

     AST New Discovery Asset Allocation
     2013........   <1      12.11 - 12.11        3          --         1.50 - 1.50      17.16 -  17.16
     2012 (as)...    1      10.34 - 10.34        6        2.32         1.50 - 1.50       3.37 -   3.37

     AST Parametric Emerging Markets Equity
     2013........    2       9.85 - 10.12       16          --         1.15 - 1.65      -1.41 -  -0.92
     2012........    2       9.99 - 10.22       17        1.57         1.15 - 1.65      16.01 -  16.59
     2011........    2       8.62 -  8.76       21        0.88         1.15 - 1.65     -21.57 - -21.18
     2010........    3      10.93 - 11.12       37        0.47         1.15 - 1.85      20.05 -  20.88
     2009........    3       9.15 -  9.20       28        1.00         1.15 - 1.50      64.05 -  64.62

     AST PIMCO Limited Maturity Bond
     2013........    9      11.37 - 11.85      103          --         1.00 - 1.65      -3.76 -  -3.14
     2012........   10      11.82 - 12.24      116        1.12         1.00 - 1.65       2.99 -   4.34
     2011........    9      11.47 - 11.73      108        0.91         1.15 - 1.65       0.59 -   1.09
     2010........   10      11.41 - 11.60      114        2.35         1.15 - 1.65       2.21 -   2.72
     2009........   14      11.16 - 11.29      160        4.81         1.15 - 1.65       8.44 -   8.97

     AST PIMCO Total Return Bond
     2013........    9      13.06 - 13.61      114          --         1.00 - 1.65      -2.81 -  -1.61
     2012........   33      13.27 - 14.00      440        2.47         1.00 - 2.00       7.17 -   8.95
     2011........   33      12.38 - 12.85      411        1.75         1.15 - 2.00       1.16 -   2.00
     2010........   33      12.24 - 12.60      408        1.58         1.15 - 2.00       5.60 -   6.49
     2009........   35      11.59 - 11.83      412        2.67         1.15 - 2.00      14.24 -  15.20

(as) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Preservation Asset Allocation
     2013...   684   $ 11.66 - 12.78   $ 8,487        -- %        1.15 - 2.60%     6.44 -   7.97%
     2012...   752     10.95 - 11.83     8,681       1.14         1.15 - 2.60      7.57 -   9.12
     2011...   768     10.18 - 10.84     8,176       0.90         1.15 - 2.60     -1.56 -  -0.15
     2010...   779     10.34 - 10.86     8,337       1.37         1.15 - 2.60      7.77 -   9.31
     2009...   895      9.60 -  9.94     8,805       1.46         1.15 - 2.60     16.99 -  18.67

     AST Prudential Growth Allocation (f)
     2013...   878      9.94 - 10.89     9,291         --         1.15 - 2.60     14.06 -  15.69
     2012... 1,112      8.71 -  9.41    10,160       1.72         1.15 - 2.60     10.05 -  11.63
     2011... 1,133      7.92 -  8.43     9,291       1.21         1.15 - 2.60     -8.59 -  -7.28
     2010... 1,669      8.66 -  9.10    14,890       1.99         1.15 - 2.60     16.00 -  17.66
     2009... 1,369      7.47 -  7.73    10,439       2.21         1.15 - 2.60     22.78 -  24.54

     AST QMA US Equity Alpha
     2013...     4     12.28 - 12.88        47         --         1.00 - 1.75     30.15 -  31.12
     2012...     5      9.43 -  9.82        47       0.73         1.00 - 1.75     16.76 -  18.41
     2011...     3      8.08 -  8.29        29       0.68         1.15 - 1.75      1.68 -   2.28
     2010...     4      7.95 -  8.11        29       0.61         1.15 - 1.75     13.07 -  13.74
     2009...     4      7.03 -  7.13        29       2.91         1.15 - 1.75     19.72 -  20.43

     AST RCM World Trends (av)
     2013...   136     10.77 - 11.71     1,550         --         1.15 - 2.65      9.53 -  11.16
     2012...   169      9.83 - 10.53     1,741       0.61         1.15 - 2.65      7.43 -   9.02
     2011...   170      9.15 -  9.66     1,613       0.39         1.15 - 2.65     -4.35 -  -2.93
     2010...   185      9.57 -  9.95     1,823       0.54         1.15 - 2.65      9.03 -  10.64
     2009...   185      8.77 -  8.99     1,650       0.39         1.15 - 2.65     20.20 -  21.98

     AST Schroders Global Tactical
     2013...    43     11.89 - 12.30       520         --         1.15 - 1.75     14.97 -  16.72
     2012...    38     10.37 - 10.54       402       0.63         1.15 - 1.50     14.39 -  14.58
     2011...    28      9.06 -  9.19       255       0.26         1.15 - 1.55     -3.88 -  -3.50
     2010...    33      9.43 -  9.53       317       0.39         1.15 - 1.55     12.60 -  13.04
     2009...    22      8.37 -  8.43       181       0.70         1.15 - 1.55     24.91 -  25.41

     AST Schroders Multi-Asset World Strategies
     2013...    61     10.87 - 11.91       704         --         1.15 - 2.60     11.50 -  13.10
     2012...    80      9.75 - 10.53       821       2.64         1.15 - 2.60      8.31 -   9.87
     2011...    66      9.00 -  9.58       623       1.97         1.15 - 2.60     -5.83 -  -4.48
     2010...    82      9.56 - 10.03       813       0.66         1.15 - 2.60      8.98 -  10.54
     2009...    89      8.77 -  9.08       797       1.87         1.15 - 2.60     24.18 -  25.96

(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Small-Cap Growth
     2013...   <1    $ 16.11 - 16.47    $    4        -- %        1.15 - 1.50%    33.17 -  33.63%
     2012...   <1      12.09 - 12.32         3         --         1.15 - 1.50     10.51 -  10.90
     2011...   <1      10.94 - 11.11         3         --         1.15 - 1.50     -2.44 -  -2.11
     2010...   <1      11.22 - 11.35         3       0.21         1.15 - 1.50     34.40 -  34.86
     2009...   <1       8.35 -  8.42         2       0.05         1.15 - 1.50     31.93 -  32.38

     AST Small-Cap Value
     2013...    2      14.71 - 15.19        30         --         1.15 - 1.65     35.84 -  37.72
     2012...    2      10.89 - 11.18        23       0.59         1.15 - 1.65     16.81 -  18.03
     2011...    3       9.22 -  9.57        30       0.56         1.15 - 2.00     -7.82 -   7.04
     2010...    3      10.01 - 10.30        34       0.42         1.15 - 2.00     23.52 -  24.56
     2009...    3       8.10 -  8.27        28       1.29         1.15 - 2.00     24.51 -  25.56

     AST Templeton Global Bond (g)
     2013...    5      11.73 - 12.11        56         --         1.15 - 1.65     -5.32 -  -4.85
     2012...    5      12.39 - 12.73        62       1.86         1.15 - 1.65      3.51 -   4.03
     2011...    8      11.97 - 12.24        95       2.63         1.15 - 1.65      2.43 -   2.94
     2010...    8      11.69 - 11.89        95       2.79         1.15 - 1.65      4.03 -   4.54
     2009...   10      11.23 - 11.37       113       6.65         1.15 - 1.65     10.29 -  10.84

     AST T. Rowe Price Asset Allocation
     2013...  513      12.08 - 13.24     6,585         --         1.15 - 2.60     13.87 -  15.50
     2012...  507      10.61 - 11.46     5,669       1.31         1.15 - 2.60     10.61 -  12.20
     2011...  524       9.59 - 10.22     5,235       1.10         1.15 - 2.60     -0.60 -   0.82
     2010...  595       9.65 - 10.13     5,927       0.97         1.15 - 2.60      8.71 -  10.27
     2009...  572       8.88 -  9.19     5,192       2.23         1.15 - 2.60     20.99 -  22.73

     AST T. Rowe Price Equity Income
     2013...    7      10.25 - 10.92        77         --         1.00 - 2.00     27.14 -  28.40
     2012...    8       8.06 -  8.50        63       0.19         1.00 - 2.00     14.94 -  16.85
     2011...    6       7.01 -  7.28        44       1.06         1.15 - 2.00     -3.57 -  -2.76
     2010...    6       7.27 -  7.48        46       1.31         1.15 - 2.00     11.02 -  11.96
     2009...    8       6.55 -  6.69        52       2.57         1.15 - 2.00     21.37 -  22.39

     AST T. Rowe Price Large-Cap Growth
     2013...    1      16.21 - 16.57        17         --         1.15 - 1.50     41.89 -  42.39
     2012...    3      11.42 - 11.64        33         --         1.15 - 1.50     15.84 -  16.24
     2011...    3       9.86 - 10.01        32         --         1.15 - 1.50     -3.15 -  -2.81
     2010...    3      10.18 - 10.30        33         --         1.15 - 1.50     14.10 -  14.49
     2009...    4       8.92 -  9.00        39         --         1.15 - 1.50     51.10 -  51.62

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Natural Resources
     2013.........    13   $ 9.66 -  9.97    $   126        -- %        1.15 - 1.65%     13.51 -  14.07%
     2012.........    14     8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011.........    14     8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010.........    12     9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009.........    15     8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65

     AST Wellington Management Hedged Equity
     2013.........    15    10.30 - 10.40        160         --         1.50 - 1.65      18.54 -  18.72
     2012.........    14     8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011.........    13     7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010.........    14     8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009.........    14     7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53

     AST Western Asset Core Plus Bond
     2013.........     1    12.09 - 12.09         13         --         1.00 - 1.00      -2.47 -  -2.47
     2012.........     1    12.39 - 12.39         13         --         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2013......... 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59      30.26 -  32.79
     2012......... 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59      10.63 -  12.79
     2011......... 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59      -1.64 -   0.27
     2010......... 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009......... 3,442     6.43 - 11.47     28,380         --         0.70 - 2.59      29.43 -  31.94

     Alliance Bernstein VPS Growth & Income
     2013......... 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59      31.11 -  33.65
     2012......... 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011......... 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010......... 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59       9.88 -  12.01
     2009......... 7,866    10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51

     Alliance Bernstein VPS International Value
     2013......... 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59      19.55 -  21.15
     2012......... 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59      11.23 -  12.72
     2011......... 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010......... 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009......... 2,299     9.51 - 10.12     22,857       1.01         1.29 - 2.59      30.88 -  32.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Large Cap Growth
     2013... 1,886   $10.61 - 17.19    $20,320        -- %        0.94 - 2.59%     31.57 -  33.45%
     2012... 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011... 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010... 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009... 3,398     6.68 - 11.30     22,723         --         0.70 - 2.59      33.56 -  36.15

     Alliance Bernstein VPS Small/Mid Cap Value
     2013...   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59      34.07 -  35.86
     2012...   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011... 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010... 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009... 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82

     Alliance Bernstein VPS Value
     2013...    84    12.10 - 13.57      1,089       1.89         1.29 - 2.59      32.96 -  34.73
     2012...   139     9.10 - 10.08      1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011...   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010...   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009...   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2013...     1    20.48 - 20.48         12       1.63         1.45 - 1.45      15.74 -  15.74
     2012...     1    17.70 - 17.70         11       2.14         1.45 - 1.45      10.19 -  10.19
     2011...     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
     2010...     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
     2009...     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82

     American Century VP International
     2013...    --    18.95 - 18.95          6       1.65         1.45 - 1.45      20.65 -  20.65
     2012...    <1    15.71 - 15.71          5       0.83         1.45 - 1.45      19.41 -  19.41
     2011...    <1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010...    <1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2013........    1    $  14.48 -14.97    $   20       1.25%        1.15 - 1.37%    32.52 -  32.81%
     2012........    1      10.59 - 11.27        15       0.82         1.15 - 1.59     10.20 -  10.69
     2011........    1       9.61 - 10.18        14       1.02         1.15 - 1.59     -0.69 -  -0.25
     2010........    2       8.39 - 10.21        18       0.65         1.15 - 1.60     12.98 -  13.50
     2009........    3       5.71 -  8.99        25       0.91         1.15 - 1.65     31.57 -  32.23

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2013........   33      14.36 - 17.52       555       1.84          1.15 -1.85     29.59 -  30.52
     2012........   35      11.08 - 13.43       451       2.07         1.15 - 1.85     13.59 -  14.41
     2011........   39       9.76 - 11.74       442       1.88         1.15 - 1.85     -0.00 -   0.72
     2010........   42       9.76 - 11.65       472       1.80         1.15 - 1.85     12.72 -  13.53
     2009........   53       8.66 - 10.26       527       1.91         1.15 - 1.85     24.00 -  24.89

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2013........    5      15.57 - 17.91        90       0.90         1.15 - 2.00     34.05 -  35.22
     2012........    6      11.61 - 13.25        75       1.37         1.15 - 2.00     15.71 -  16.72
     2011........    8      10.04 - 11.35        88       1.26         1.15 - 2.00     -4.73 -  -3.90
     2010........   11      10.53 - 11.81       126       1.13         1.15 - 2.00     16.24 -  17.25
     2009........   13       9.06 - 10.07       122       1.23         1.15 - 2.00     26.21 -  27.31

     VIF Money Market
     2013........   40       9.60 - 11.63       425         --         1.15 - 1.85     -1.85 -  -1.14
     2012........   47       9.78 - 11.76       506         --         1.15 - 1.85     -1.85 -  -1.15
     2011........   53       9.97 - 11.90       577       0.01         1.15 - 1.85     -1.84 -  -1.13
     2010........   65      10.16 - 12.04       703       0.01         1.15 - 1.85     -1.84 -  -1.13
     2009........   97      10.35 - 12.18     1,064       0.17         1.15 - 1.85     -1.72 -  -1.02

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013........   20      14.79 - 15.01       299       3.38         0.70 - 0.80     -3.81 -  -3.71
     2012........   23      15.37 - 15.59       365       4.45         0.70 - 0.80      6.91 -   7.02
     2011........   20      14.38 - 14.57       296       8.30         0.70 - 0.80      4.84 -   4.95
     2010........   38      13.72 - 13.88       526       4.42         0.70 - 0.80      5.94 -   6.04
     2009........   40      12.95 - 13.09       524       8.01         0.70 - 0.80      9.19 -   9.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2013.........   61    $ 17.85 - 18.12    $1,106       1.19%        0.70 - 0.80%     33.57 -  33.70%
     2012.........   69      13.36 - 13.55       928       0.88         0.70 - 0.80      15.12 -  15.24
     2011.........   82      11.61 - 11.76       967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010.........   95      12.25 - 12.40     1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009.........  119      10.58 - 10.70     1,268       1.26         0.70 - 0.80      25.85 -  25.98

     DWS Core Equity VIP A
     2013.........   37      16.17 - 16.42       611       1.25         0.70 - 0.80      36.23 -  36.37
     2012.........   32      11.87 - 12.04       382       1.23         0.70 - 0.80      14.89 -  15.00
     2011.........   39      10.33 - 10.47       405       1.17         0.70 - 0.80      -0.94 -  -0.84
     2010.........   40      10.43 - 10.56       419       1.66         0.70 - 0.80      13.48 -  13.60
     2009.........   51       9.19 -  9.30       472       2.02         0.70 - 0.80      33.07 -  33.21

     DWS Global Small Cap Growth VIP A
     2013.........   33      35.17 - 35.71     1,176       0.63         0.70 - 0.80      34.85 -  34.99
     2012.........   38      26.08 - 26.45     1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011.........   46      22.79 - 23.09     1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010.........   42      25.49 - 25.81     1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009.........   54      20.29 - 20.52     1,100       1.61         0.70 - 0.80      47.02 -  47.17

     DWS International VIP A
     2013.........   22      13.31 - 13.52       290       4.65         0.70 - 0.80      19.27 -  19.39
     2012.........   29      11.16 - 11.32       324       2.13         0.70 - 0.80      19.68 -  19.80
     2011.........   31       9.33 -  9.45       289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010.........   34      11.28 - 11.42       385       2.31         0.70 - 0.80       0.81 -   0.91
     2009.........   46      11.19 - 11.32       524       4.25         0.70 - 0.80      32.45 -  32.58

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013.........   87      14.93 - 15.07     1,310       2.13         0.70 - 0.80      15.69 -  15.81
     2012.........   97      12.91 - 13.01     1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011.........  102      11.52 - 11.60     1,185       1.62         0.70 - 0.80      -2.21 -  -2.11
     2010.........  122      11.78 - 11.85     1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009.........  149      10.67 - 10.73     1,601       3.59         0.70 - 0.80      22.44 -  22.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2013..............    16   $ 10.29 - 10.37   $   169       0.01%        0.70 - 0.80%     -0.79 - -0.69%
     2012..............    17     10.37 - 10.44       173       0.01         0.70 - 0.80      -0.79 - -0.69
     2011..............    25     10.46 - 10.51       259       0.01         0.70 - 0.80      -0.79 - -0.69
     2010..............    34     10.54 - 10.59       355       0.01         0.70 - 0.80      -0.79 - -0.69
     2009..............    56     10.62 - 10.66       596       0.45         0.70 - 0.80      -0.47 - -0.37

     DWS Small Mid Cap Growth VIP A II
     2013..............    22     17.53 - 17.69       384       0.12         0.70 - 0.80      41.64 - 41.78
     2012..............    23     12.38 - 12.47       282         --         0.70 - 0.80      13.43 - 13.55
     2011..............    30     10.91 - 10.99       324       0.52         0.70 - 0.80      -4.67 - -4.58
     2010..............    32     11.45 - 11.51       368         --         0.70 - 0.80      28.41 - 28.53
     2009..............    39      8.91 -  8.96       347         --         0.70 - 0.80      39.48 - 39.62

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2013..............   481      9.60 - 11.24     5,678         --         1.15 - 1.85      -1.85 - -1.14
     2012..............   589      9.79 - 11.37     7,077         --         1.15 - 1.85      -1.86 - -1.15
     2011..............   727      9.97 - 11.50     8,816         --         1.15 - 1.85      -1.84 - -1.14
     2010..............   917     10.16 - 11.64    11,242         --         1.15 - 1.85      -1.85 - -1.14
     2009.............. 1,287     10.35 - 11.77    15,995       0.41         1.15 - 1.85      -1.41 - -0.70

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2013..............   238     21.07 - 28.13     5,318       1.05         1.15 - 1.65      29.14 - 29.79
     2012..............   263     14.25 - 21.67     4,535       1.29         1.15 - 1.65       0.03 - 15.08
     2011..............   322     14.25 - 18.83     4,845       0.92         1.15 - 1.65      -3.64 -  9.76
     2010..............   417     14.86 - 19.54     6,552       1.11         1.15 - 1.65      15.30 - 15.88
     2009..............   526     12.89 - 16.86     7,153       1.28         1.15 - 1.65      33.49 - 34.16

     VIP Equity-Income
     2013..............    44     16.27 - 19.67       813       2.40         1.15 - 1.65      26.05 - 26.68
     2012..............    54     12.90 - 15.53       784       2.81         1.15 - 1.65      15.38 - 15.96
     2011..............    73     11.18 - 13.39       920       2.38         1.15 - 1.65      -0.68 - -0.18
     2010..............    86     11.26 - 13.42     1,087       1.64         1.15 - 1.65      13.27 - 13.83
     2009..............   109      9.94 - 11.79     1,225       2.22         1.15 - 1.65      28.08 - 28.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2013............  261    $13.10 - 17.26     $3,578       0.28%        1.15 - 1.65%     34.11 -  34.78%
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65      12.81 -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82

     VIP High Income
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65       4.21 -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31

     VIP Index 500
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65      30.08 -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65      14.01 -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16

     VIP Investment Grade Bond
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45      -3.19 -  -3.00
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29

     VIP Overseas
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65      28.30 -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2013............    1     14.49 - 14.49         13       0.24         1.60 - 1.60      20.14 -  20.14
     2012............    5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011............    5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010............    8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009............    9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2013..... 3,152     $14.79 - 16.80      $50,943        0.76%        1.29 - 2.59%    27.56 -  29.26%
     2012..... 4,188      11.44 - 13.17       52,723        1.06         1.29 - 2.59     13.13 -  14.64
     2011..... 5,398       9.98 - 11.64       58,993        0.72         1.29 - 2.59     -4.04 -  19.05
     2010..... 6,781      10.40 - 12.29       77,662        0.94         1.29 - 2.59     13.90 -  15.42
     2009..... 7,788       9.01 - 10.79       77,547        1.12         1.29 - 2.59     31.96 -  33.72

     VIP Equity-Income (Service Class 2)
     2013.....    41      15.72 - 16.47          640        2.11         1.35 - 2.00     25.27 -  26.10
     2012.....    54      12.47 - 13.15          662        2.79         1.35 - 2.00     14.71 -  15.47
     2011.....    65      10.80 - 11.46          691        2.08         1.35 - 2.00     -1.35 -  -0.70
     2010.....    84      10.87 - 11.62          908        1.42         1.35 - 2.00     12.62 -  13.37
     2009.....   106       9.59 - 10.32        1,018        1.75         1.35 - 2.00     27.29 -  28.13

     VIP Freedom 2010 Portfolio (Service Class 2)
     2013.....   438      12.36 - 13.63        5,815        1.20         1.29 - 2.54     10.32 -  11.74
     2012.....   659      11.20 - 12.19        7,849        1.60         1.29 - 2.54      8.74 -  10.14
     2011.....   804      10.30 - 11.07        8,729        1.84         1.29 - 2.54     -2.95 -  -1.71
     2010.....   834      10.61 - 11.26        9,258        1.83         1.29 - 2.54      9.69 -  11.09
     2009.....   969       9.67 - 10.14        9,706        3.65         1.29 - 2.54     20.81 -  22.36

     VIP Freedom 2020 Portfolio (Service Class 2)
     2013.....   397      12.45 - 13.46        5,203        1.42         1.29 - 2.29     12.99 -  14.14
     2012.....   499      11.02 - 11.79        5,753        1.70         1.29 - 2.29     10.48 -  11.61
     2011.....   595       9.97 - 10.57        6,166        1.86         1.29 - 2.29     -3.50 -  -2.51
     2010.....   671      10.33 - 10.84        7,168        1.83         1.29 - 2.29     11.71 -  12.85
     2009.....   775       9.25 -  9.60        7,366        3.23         1.29 - 2.29     25.60 -  26.89

     VIP Freedom 2030 Portfolio (Service Class 2)
     2013.....   197      13.01 - 13.63        2,623        1.45         1.29 - 1.89     19.11 -  19.84
     2012.....   219      10.92 - 11.37        2,448        1.98         1.29 - 1.89     13.00 -  13.69
     2011.....   220       9.66 - 10.00        2,169        1.47         1.29 - 1.89     -4.66 -  -4.08
     2010.....   346      10.14 - 10.43        3,560        1.84         1.29 - 1.89     13.70 -  14.40
     2009.....   318       8.85 -  9.12        2,867        2.12         1.29 - 2.09     28.44 -  29.49

     VIP Freedom Income Portfolio (Service Class 2)
     2013.....   152      11.64 - 12.48        1,856        1.09         1.29 - 2.19      2.90 -   3.85
     2012.....   207      11.31 - 12.02        2,445        1.06         1.29 - 2.19      4.53 -   4.88
     2011.....   281      10.82 - 11.46        3,164        1.61         1.29 - 2.29     -0.93 -   0.08
     2010.....   285      10.92 - 11.45        3,213        1.52         1.29 - 2.29      4.80 -   5.87
     2009.....   345      10.42 - 10.82        3,692        3.70         1.29 - 2.29     12.01 -  13.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2013...    11   $12.19 - 13.00    $   145       0.05%        1.35 - 1.85%    33.49 -  34.17%
     2012...    12     9.13 -  9.69        117       0.35         1.35 - 1.85     12.28 -  12.85
     2011...    14     8.13 -  8.58        120       0.10         1.35 - 1.85     -1.88 -  -1.38
     2010...    27     8.29 -  8.70        235       0.03         1.35 - 1.85     21.57 -  22.19
     2009...    35     6.82 -  7.12        250       0.15         1.35 - 1.85     25.60 -  26.24

     VIP Growth & Income (Service Class 2)
     2013...   761    15.22 - 17.07     12,624       1.61         1.29 - 2.59     29.80 -  31.53
     2012...   906    11.72 - 12.98     11,479       2.01         1.29 - 2.59     15.18 -  16.72
     2011... 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59     -1.26 -   0.05
     2010...   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59     11.58 -  13.07
     2009... 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59     23.73 -  25.38

     VIP Growth Stock (Service Class 2)
     2013...    95    15.22 - 16.65      1,546       0.31         1.29 - 2.44     29.99 -  32.88
     2012...    92    11.71 - 12.53      1,128       0.58         1.29 - 2.29     15.46 -  16.65
     2011...   125    10.14 - 10.74      1,315         --         1.29 - 2.29     -1.85 -  -0.84
     2010...   233    10.33 - 10.83      2,481         --         1.29 - 2.29     17.03 -  18.22
     2009...   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29     41.12 -  42.56

     VIP High Income (Service Class 2)
     2013...   307    14.84 - 16.43      4,993       5.35         1.29 - 2.44      3.12 -   4.33
     2012...   365    14.39 - 15.75      5,701       5.34         1.29 - 2.44     11.18 -  12.50
     2011...   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44      1.19 -   2.38
     2010...   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44     10.90 -  12.21
     2009...   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44     39.97 -  41.61

     VIP Index 500 (Service Class 2)
     2013...   644    13.46 - 14.73      9,263       1.82         1.29 - 2.44     28.69 -  30.21
     2012...   598    10.46 - 11.31      6,649       1.86         1.29 - 2.44     12.80 -  14.14
     2011...   684     9.27 -  9.91      6,687       1.70         1.29 - 2.44     -0.69 -   0.47
     2010...   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44     11.93 -  13.25
     2009...   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44     23.22 -  24.67

     VIP Investment Grade Bond (Service Class 2)
     2013...    <1    14.64 - 14.64          2       2.40         1.50 - 1.50     -3.54 -  -3.54
     2012...    <1    15.18 - 15.18          2       2.19         1.50 - 1.50      4.02 -   4.02
     2011...    <1    14.59 - 14.59          1       3.10         1.50 - 1.50      5.43 -   5.43
     2010...    <1    13.84 - 13.84          1       3.47         1.50 - 1.50      5.93 -   5.93
     2009...    <1    13.06 - 13.06          1       9.98         1.50 - 1.50     13.74 -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Mid Cap (Service Class 2)
     2013.........   869   $15.70 - 19.29    $15,307       0.26%        1.29 - 2.44%     34.12 -  34.13%
     2012......... 1,098    11.70 - 14.38     14,508       0.37         1.29 - 2.59      11.59 -  13.08
     2011......... 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010......... 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009......... 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95

     VIP Money Market (Service Class 2)
     2013.........   961     9.16 -  9.52      9,439       0.01         1.25 - 2.59      -2.58 -  -1.23
     2012......... 1,363     9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011......... 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010......... 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009......... 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04

     VIP Overseas (Service Class 2)
     2013.........     3    13.98 - 14.91         41       1.10         1.35 - 1.85      27.76 -  28.41
     2012.........     3    10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011.........     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010.........     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009.........     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2013.........   140    15.71 - 17.32      2,339         --         1.29 - 2.39      35.71 -  36.33
     2012.........   211    11.53 - 12.76      2,621         --         1.29 - 2.59       6.43 -   7.85
     2011.........   277    10.83 - 11.83      3,204         --         1.29 - 2.59      -7.26 -  -6.03
     2010.........   344    11.68 - 12.59      4,240         --         1.29 - 2.59      13.19 -  14.70
     2009.........   397    10.32 - 10.98      4,282         --         1.29 - 2.59      29.53 -  31.25

     Franklin Growth and Income Securities
     2013......... 1,486    18.54 - 21.73     31,193       2.61         1.29 - 2.69      26.12 -  27.93
     2012......... 1,922    14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011......... 2,360    13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010......... 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009......... 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92

     Franklin High Income Securities
     2013.........   595    15.71 - 17.89     10,280       7.20         1.28 - 2.59       5.04 -   6.46
     2012.........   692    14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011.........   747    13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010.........   893    13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009.........   908    11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2013.....  7,996    $15.52 - 17.67      $137,214       6.35%        1.28 - 2.59%     10.99 - 12.49%
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59       9.73 - 11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59      -0.26 -  1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59       9.76 - 11.24
     2009..... 16,850     11.64 - 12.56       207,946       7.91         1.28 - 2.59      32.09 - 33.87

     Franklin Large Cap Growth Securities
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54      25.37 - 26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54       9.51 - 10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54      -4.00 - -2.77
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49       8.81 - 10.15
     2009.....  5,184      9.36 -  9.98        51,013       1.35         1.29 - 2.49      26.50 - 28.06

     Franklin Small Cap Value Securities
     2013.....  1,109     20.16 - 29.05        33,819       1.33         1.28 - 2.69      32.58 - 34.51
     2012.....  1,414     14.99 - 21.91        32,367       0.79         1.28 - 2.69      15.20 - 16.88
     2011.....  1,731     12.82 - 19.02        34,175       0.69         1.28 - 2.69      -6.34 - -4.98
     2010.....  2,038     13.49 - 20.31        42,888       0.72         1.28 - 2.69      24.78 - 26.59
     2009.....  2,387     10.66 - 16.28        40,027       1.60         1.28 - 2.69      25.68 - 27.51

     Franklin Small Mid-Cap Growth Securities
     2013.....     45     26.43 - 32.50         1,155         --         1.15 - 2.34      34.92 - 36.58
     2012.....     78     19.59 - 23.80         1,559         --         1.15 - 2.34       8.25 -  9.58
     2011.....     89     18.09 - 21.72         1,618         --         1.15 - 2.34      -7.16 - -5.92
     2010.....    125     19.47 - 23.08         2,427         --         1.15 - 2.34      24.50 - 26.17
     2009.....    151     15.62 - 18.29         2,308         --         1.15 - 2.34      40.22 - 41.93

     Franklin U.S. Government
     2013.....  1,541     11.11 - 12.76        19,112       2.81         1.29 - 2.69      -4.87 - -3.50
     2012.....  2,156     11.68 - 13.22        27,760       2.75         1.29 - 2.69      -0.86 -  0.57
     2011.....  2,352     11.78 - 13.15        30,171       3.05         1.29 - 2.69       2.85 -  4.32
     2010.....  2,990     11.46 - 12.60        36,872       3.27         1.29 - 2.69       2.45 -  3.93
     2009.....  3,519     11.18 - 12.13        41,848       3.63         1.29 - 2.69       0.32 -  1.76

     Mutual Global Discovery Securities
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59      23.89 - 25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54      10.47 - 11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54      -5.42 - -4.21
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54       9.12 - 10.51
     2009.....  2,263      9.98 - 10.48        24,825       1.11         1.29 - 2.59      20.12 - 21.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
     2013......... 3,925   $ 18.64 - 27.99   $ 75,874       2.03%       1.15 - 2.69%     24.81 -  26.79%
     2012......... 5,070     14.94 - 22.07     77,900       2.02        1.15 - 2.69      11.16 -  12.93
     2011......... 6,198     13.44 - 19.54     84,958       2.24        1.15 - 2.69      -3.70 -  -2.17
     2010......... 7,794     13.95 - 19.98    109,831       1.53        1.15 - 2.69       8.21 -   9.92
     2009......... 9,119     12.90 - 18.17    117,555       1.83        1.15 - 2.69      22.66 -  24.61

     Templeton Developing Markets Securities
     2013.........   429     23.46 - 30.89     14,605       1.95        1.15 - 2.49      -3.39 -  -2.20
     2012.........   528     31.98 - 36.19     18,473       1.38        1.29 - 2.49      10.34 -  11.70
     2011.........   673     28.98 - 32.40     21,178       0.95        1.29 - 2.49     -17.95 - -16.94
     2010.........   793     35.32 - 39.01     30,100       1.55        1.29 - 2.49      14.66 -  16.07
     2009.........   910     30.81 - 33.61     29,859       4.09        1.29 - 2.49      68.30 -  70.37

     Templeton Foreign Securities
     2013......... 4,142     17.84 - 21.60     86,941       2.39        1.15 - 2.69      19.66 -  21.56
     2012......... 5,152     14.68 - 18.05     89,891       2.99        1.15 - 2.69      15.05 -  16.88
     2011......... 6,285     12.56 - 15.69     94,495       1.75        1.15 - 2.69     -13.04 - -11.65
     2010......... 7,286     14.21 - 18.04    124,837       1.81        1.15 - 2.69       5.49 -   7.17
     2009......... 8,365     13.26 - 17.10    134,982       3.25        1.15 - 2.69      33.36 -  35.48

     Templeton Global Bond Securities
     2013.........    59     23.79 - 34.63      1,667       4.56        1.15 - 2.24      -0.65 -   0.47
     2012.........    70     23.95 - 34.47      1,971       6.11        1.15 - 2.24      12.48 -  13.75
     2011.........    92     21.29 - 30.30      2,250       5.54        1.15 - 2.24      -3.11 -  -2.00
     2010.........   113     21.69 - 30.92      2,772       1.44        1.15 - 2.69      11.68 -  13.14
     2009.........   131     19.42 - 27.33      2,855      13.65        1.15 - 2.39      15.85 -  17.33

     Templeton Growth Securities
     2013.........    50     15.70 - 23.44      1,111       2.63        1.15 - 1.85      28.40 -  29.33
     2012.........    56     12.23 - 18.13        949       2.20        1.15 - 1.85      18.82 -  19.68
     2011.........    69     10.29 - 15.15        994       1.34        1.15 - 1.85      -8.69 -  -8.04
     2010.........    85     11.27 - 16.47      1,320       1.28        1.15 - 1.85       5.41 -   6.17
     2009.........   106     10.69 - 15.51      1,542       2.84        1.15 - 1.85      28.68 -  29.60

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2013.........   264     13.40 - 15.04      3,836       1.14        1.29 - 2.59      29.78 -  31.51
     2012.........   367     10.33 - 11.43      4,086       1.37        1.29 - 2.59      16.04 -  17.59
     2011.........   442      8.90 -  9.72      4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
     2010.........   504      9.83 - 10.60      5,230       0.73        1.29 - 2.59       8.32 -   9.76
     2009.........   617      9.07 -  9.65      5,856       1.74        1.29 - 2.59      15.25 -  16.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
               ------------------------------------- ------------------------------------------------
                         ACCUMULATION                                   EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Mid Cap Value
     2013.....   192    $ 17.26 - 19.03    $ 3,553       0.76%        1.29 - 2.39%     31.18 -  31.78%
     2012.....   271      13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011.....   352      11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010.....   405      12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009.....   485      10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43

     VIT Strategic Growth
     2013.....     1      11.20 - 17.36         21       0.41         1.15 - 1.65      30.25 -  30.91
     2012.....     1       8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011.....     2       7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010.....     2       7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009.....     4       6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06

     VIT Strategic International Equity
     2013.....    --      10.53 - 10.53         --         --         1.65 - 1.65      22.17 -  22.17
     2012.....    <1       8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011.....    <1       7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010.....    <1       8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009.....    <1       7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21

     VIT Structured Small Cap Equity
     2013.....   549      14.46 - 27.15      8,757       0.93         1.15 - 2.59      32.11 -  34.07
     2012.....   707      10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011.....   863       9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010..... 1,062      10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009..... 1,338       8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21

     VIT Structured U.S. Equity
     2013.....   375      14.21 - 15.95      5,793       1.04         1.29 - 2.59      33.96 -  35.75
     2012.....   541      10.61 - 11.75      6,183       1.73         1.29 - 2.59      11.49 -  12.98
     2011.....   645       9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
     2010.....   799       9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
     2009.....   945       8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (h)
     2013..... 6,845      10.12 - 15.68     93,981       0.42         0.70 - 2.30      36.95 -  39.16
     2012..... 7,873       7.28 - 11.45     78,332         --         0.70 - 2.30      11.14 -  12.94
     2011..... 2,954       6.44 - 10.30     26,873         --         0.70 - 2.30      -8.31 -  -6.83
     2010..... 2,775       6.91 - 11.23     25,826         --         0.70 - 2.30      17.12 -  19.01
     2009..... 3,339       5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91

(h) Previously known as Invesco Van Kampen V.I. American Franchise

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value (i)
     2013........ 2,294   $ 20.38 - 27.72   $ 49,879      0.65%        0.70 - 2.69%    30.66 -  33.33%
     2012........ 2,761     15.60 - 20.79     45,487      0.70         0.70 - 2.69     14.14 -  16.49
     2011........ 3,356     13.67 - 17.85     47,938      0.66         0.70 - 2.69     -1.79 -   0.22
     2010........ 4,243     13.92 - 17.81     61,101      0.91         0.70 - 2.69     18.96 -  21.39
     2009........ 5,038     11.70 - 14.67     60,411      1.21         0.70 - 2.69     35.46 -  38.24

     Invesco V.I. Comstock (j)
     2013........ 1,699     17.61 - 21.03     32,923      1.63         0.70 - 2.30     32.88 -  35.03
     2012........ 2,038     13.25 - 15.58     29,458      1.69         0.70 - 2.30     16.52 -  18.40
     2011........ 2,480     11.37 - 13.16     30,516      1.65         0.70 - 2.30     -4.07 -  -2.52
     2010........ 3,006     11.86 - 13.50     38,273      0.13         0.70 - 2.30     13.34 -  15.17
     2009........ 3,622     10.46 - 11.72     40,418      4.52         0.70 - 2.30     25.85 -  27.88

     Invesco V.I. Core Equity
     2013........ 4,780     14.40 - 16.15     90,978      1.39         0.70 - 2.20     26.44 -  28.35
     2012........ 5,459     11.39 - 12.59     81,396      0.97         0.70 - 2.20     11.40 -  13.09
     2011........ 6,319     10.22 - 11.13     83,568      0.94         0.70 - 2.20     -2.23 -  -0.76
     2010........ 7,679     10.46 - 11.22    102,270      0.92         0.70 - 2.20      7.17 -   8.79
     2009........ 9,116      9.76 - 10.31    112,600      1.70         0.70 - 2.20     25.51 -  27.40

     Invesco V.I. Diversified Dividend
     2013........ 3,919     14.44 - 18.26    157,003      2.28         0.70 - 2.05     28.38 -  30.12
     2012........ 4,565     11.25 - 14.03    141,411      2.02         0.70 - 2.05     16.31 -  17.90
     2011........ 5,321      9.67 - 11.90    140,368      1.74         0.70 - 2.05     -1.83 -  -0.49
     2010........ 6,213      9.85 - 11.96    166,267      1.75         0.70 - 2.05      8.24 -   9.71
     2009........ 7,306      9.10 - 10.90    178,672      1.84         0.70 - 2.05     21.78 -  23.44

     Invesco V.I. Diversified Income
     2013........   624     12.64 - 13.42      8,506      4.53         1.10 - 1.85     -1.80 -  -1.04
     2012........   731     12.88 - 13.57     10,091      4.66         1.10 - 1.85      8.66 -   9.50
     2011........   775     11.85 - 12.39      9,818      5.44         1.10 - 1.85      5.05 -   5.85
     2010........   831     11.28 - 11.70     10,007      5.69         1.10 - 1.85      8.01 -   8.84
     2009........ 1,012     10.44 - 10.75     11,196      9.96         1.10 - 1.85      9.02 -   9.86

     Invesco V.I. Equity and Income (k)
     2013........ 1,670     18.28 - 21.92     28,119      1.59         0.70 - 1.98     23.77 -  24.31
     2012........ 1,888     14.77 - 17.64     25,806      1.87         0.70 - 2.05     10.29 -  11.79
     2011 (au)... 2,160     13.39 - 15.78     26,442      0.60         0.70 - 2.05     -9.19 -  -8.36

(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(au)For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2013....... 1,754   $ 13.06 - 16.06   $38,615        1.91%       0.70 - 2.05%     20.02 -  21.65%
     2012....... 2,028     10.88 - 13.20    36,934        2.45        0.70 - 2.05      11.44 -  12.95
     2011....... 2,401      9.76 - 11.69    39,167          --        0.70 - 2.05     -18.36 - -11.58
     2010.......     2     10.04 - 10.54        21        1.85        1.35 - 1.85       8.90 -   9.45
     2009.......     2      9.22 -  9.63        19        5.28        1.35 - 1.85      13.85 -  14.43

     Invesco V.I. Government Securities
     2013.......   625     14.76 - 16.55     9,973        3.43        1.10 - 1.70      -4.26 -  -3.69
     2012.......   745     15.42 - 17.18    12,302        3.05        1.10 - 1.70       0.74 -   1.35
     2011.......   829     15.30 - 16.95    13,545        3.33        1.10 - 1.70       6.10 -   6.73
     2010.......   923     14.42 - 15.88    14,330        4.73        1.10 - 1.70       3.63 -   4.25
     2009....... 1,137     13.92 - 15.24    16,970        4.25        1.10 - 1.70      -1.70 -  -1.11

     Invesco V.I. High Yield (l)
     2013 (m)...   993      9.73 - 11.74    17,193        7.49        0.70 - 1.98       5.03 -   5.84
     2012.......   429     15.63 - 18.06     6,535        4.87        1.10 - 1.85      15.00 -  15.89
     2011.......   460     13.49 - 15.70     6,091        7.12        1.10 - 1.85      -0.90 -  -0.14
     2010.......   517     13.51 - 15.85     6,884        9.49        1.10 - 1.85      11.47 -  12.33
     2009.......   614     12.02 - 14.22     7,295        8.24        1.10 - 1.85      49.96 -  51.12

     Invesco V.I. High Yield Securities (l)
     2013 (n)...    --        N/A -  N/A        --       16.91        0.70 - 1.98       3.41 -   3.83
     2012.......   797      9.17 - 11.22    13,624        7.37        0.70 - 1.98      16.52 -  18.03
     2011.......   860      7.77 -  9.63    12,595        8.05        0.70 - 1.98      -0.01 -   1.28
     2010....... 1,029      7.67 -  9.63    14,876        8.11        0.70 - 1.98       8.06 -   9.45
     2009....... 1,184      7.01 -  8.91    15,689        8.04        0.70 - 1.98      41.73 -  43.55

     Invesco V.I. International Growth
     2013....... 1,126     14.11 - 19.55    23,317        1.19        1.10 - 1.70      17.01 -  17.71
     2012....... 1,246     12.06 - 16.61    22,031        1.43        1.10 - 1.70      13.58 -  14.27
     2011....... 1,441     10.62 - 14.54    22,402        1.66        1.10 - 1.70      -8.31 -  -7.76
     2010....... 1,664     11.58 - 15.76    28,061        2.11        1.10 - 1.70      10.96 -  11.63
     2009....... 1,989     10.43 - 14.12    30,189        1.41        1.10 - 1.70      32.96 -  33.76

     Invesco V.I. Mid Cap Core Equity
     2013.......   585     16.48 - 23.92    12,044        0.71        1.10 - 2.20      26.01 -  27.41
     2012.......   659     13.08 - 18.77    10,748        0.06        1.10 - 2.20       8.53 -   9.74
     2011.......   781     12.05 - 17.11    11,587        0.29        1.10 - 2.20      -8.41 -  -7.40
     2010.......   945     13.15 - 18.47    15,213        0.52        1.10 - 2.20      11.63 -  12.87
     2009....... 1,019     11.78 - 16.37    14,730        1.26        1.10 - 2.20      27.38 -  28.79

(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth (o)
     2013........   391   $ 16.44 - 24.21   $ 8,533       0.42%        1.10 - 1.70%    34.71 -  35.52%
     2012 (at)...   429     12.20 - 17.86     6,892         --         1.10 - 1.70     -2.85 -  -2.45

     Invesco V.I. Money Market
     2013........   718      9.99 - 11.67     8,195       0.03         1.10 - 1.70     -1.65 -  -1.06
     2012........   904     10.16 - 11.80    10,400       0.03         1.10 - 1.70     -1.66 -  -1.07
     2011........ 1,111     10.33 - 11.93    12,939       0.05         1.10 - 1.70     -1.63 -  -1.04
     2010........ 1,254     10.50 - 12.05    14,866       0.18         1.10 - 1.70     -1.51 -  -0.92
     2009........ 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70     -1.58 -  -0.99

     Invesco V.I. S&P 500 Index
     2013........ 2,066     13.28 - 15.04    33,532       2.03         0.70 - 2.05     29.23 -  30.99
     2012........ 2,391     10.27 - 11.48    29,851       2.07         0.70 - 2.05     13.31 -  14.85
     2011........ 2,722      9.07 - 10.00    29,967       1.94         0.70 - 2.05     -0.21 -   1.14
     2010........ 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05     12.54 -  14.07
     2009........ 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05     23.77 -  25.45

     Invesco V.I. Technology
     2013........   177     16.18 - 17.15     2,947         --         1.10 - 1.70     23.04 -  23.78
     2012........   177     13.15 - 13.86     2,387         --         1.10 - 1.70      9.40 -  10.06
     2011........   193     12.02 - 12.59     2,371       0.19         1.10 - 1.70     -6.65 -  -6.09
     2010........   214     12.88 - 13.41     2,815         --         1.10 - 1.70     19.26 -  19.98
     2009........   296     10.80 - 11.17     3,239         --         1.10 - 1.70     54.75 -  55.68

     Invesco V.I. Utilities
     2013........   276     20.46 - 21.68     5,821       2.95         1.10 - 1.70      8.89 -   9.55
     2012........   311     18.79 - 19.79     6,002       3.19         1.10 - 1.70      1.86 -   2.47
     2011........   341     18.45 - 19.32     6,433       3.18         1.10 - 1.70     14.49 -  15.18
     2010........   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70      4.51 -   5.14
     2009........   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70     12.99 -  13.67

     Invesco V.I. Value Opportunities (p)
     2013........   508     14.99 - 16.14     7,894       1.49         1.10 - 1.70     31.50 -  32.29
     2012........   559     11.40 - 12.20     6,590       1.50         1.10 - 1.70     15.72 -  16.41
     2011........   681      9.85 - 10.48     6,910       0.85         1.10 - 1.70     -4.68 -  -4.11
     2010........   808     10.34 - 10.93     8,584       0.55         1.10 - 1.70      5.54 -   6.18
     2009........   984      9.79 - 10.29     9,877       1.53         1.10 - 1.70     45.51 -  46.38

(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II (q)
     2013...  1,890  $ 18.63 - 21.34   $ 30,229      0.24%        1.29 - 2.49%    36.42 -  37.99%
     2012...  2,303    13.65 - 15.47     27,027        --         1.29 - 2.59     10.45 -  11.93
     2011...  2,638    12.36 - 13.82     27,718        --         1.29 - 2.59     -7.92 -  -7.60
     2010...  3,259    13.56 - 14.95     37,032        --         1.29 - 2.59     17.61 -  18.02
     2009...  3,778    11.64 - 12.67     36,584        --         1.29 - 2.59     61.35 -  63.51

     Invesco V.I. American Value II (r)
     2013...  1,253    23.12 - 26.87     33,767      0.54         1.29 - 2.59     30.47 -  32.21
     2012...  1,633    17.49 - 20.60     33,463      0.62         1.29 - 2.59     14.04 -  15.56
     2011...  2,055    15.13 - 18.06     36,578      0.59         1.29 - 2.59     -0.47 -  29.76
     2010...  2,557    15.21 - 18.39     45,935      0.84         1.29 - 2.59     19.02 -  20.61
     2009...  3,109    12.61 - 15.45     46,473      1.11         1.29 - 2.59     35.56 -  37.36

     Invesco V.I. Comstock II (s)
     2013...  6,033    17.97 - 19.93    118,371      1.40         1.29 - 2.59     32.14 -  33.90
     2012...  7,653    13.42 - 15.08    112,848      1.47         1.29 - 2.59     15.84 -  17.39
     2011...  9,615    11.43 - 13.02    121,444      1.39         1.29 - 2.59     -3.37 -  20.21
     2010... 11,989    11.83 - 13.65    157,376      0.13         1.29 - 2.59     12.70 -  14.20
     2009... 14,081    10.36 - 12.12    162,470      4.05         1.29 - 2.59     25.08 -  26.75

     Invesco V.I. Core Equity II
     2013...    135    13.68 - 15.14      2,066      1.21         1.29 - 2.59     25.60 -  27.27
     2012...    159    10.89 - 11.90      1,912      0.81         1.29 - 2.59     10.66 -  12.14
     2011...    212     9.84 - 10.61      2,293      0.80         1.29 - 2.59     -2.87 -  -1.58
     2010...    237    10.13 - 10.78      2,602      0.74         1.29 - 2.59      6.42 -   7.84
     2009...    275     9.52 - 10.00      2,814      1.48         1.29 - 2.59     24.67 -  26.33

     Invesco V.I. Diversified Dividend II
     2013...  2,563    16.47 - 18.98     40,502      2.05         1.29 - 2.59     27.38 -  29.08
     2012...  3,062    12.93 - 14.70     37,838      1.76         1.29 - 2.59     15.30 -  16.84
     2011...  3,737    11.22 - 12.58     39,592      1.45         1.29 - 2.59     -2.65 -  -1.35
     2010...  4,451    11.52 - 12.75     48,029      1.38         1.29 - 2.59      7.35 -   8.78
     2009...  6,186    10.73 - 11.72     60,772      1.60         1.29 - 2.59     20.73 -  22.34

     Invesco V.I. Diversified Income II
     2013...     14    11.76 - 12.93        170      4.23         1.30 - 2.10     -2.33 -  -1.54
     2012...     22    12.04 - 13.14        275      4.69         1.30 - 2.10      8.08 -   8.95
     2011...     19    11.14 - 12.06        224      4.63         1.30 - 2.10      4.51 -   5.35
     2010...     21    10.66 - 11.45        228      4.93         1.30 - 2.10      7.42 -   8.29
     2009...     27     9.92 - 10.57        282      8.26         1.30 - 2.10      8.59 -   9.46

(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Equity and Income II (t)
     2013....... 2,101   $ 17.96 - 18.15   $38,431        1.47%       1.29 - 2.59%     21.65 -  23.28%
     2012....... 2,674     14.57 - 14.92    40,003        1.71        1.29 - 2.59       9.47 -  10.93
     2011....... 3,478     13.13 - 13.63    47,127        1.66        1.29 - 2.59      -2.57 -  10.46
     2010....... 3,394     13.48 - 14.17    47,464        1.95        1.29 - 2.59       9.13 -  10.59
     2009....... 3,981     12.19 - 12.99    50,480        2.68        1.29 - 2.59      19.32 -  20.91

     Invesco V.I. Global Core Equity II
     2013....... 1,460     14.72 - 16.96    20,689        1.64        1.29 - 2.59      19.09 -  20.68
     2012....... 1,724     12.36 - 14.05    20,367        2.31        1.29 - 2.59      10.47 -  11.95
     2011....... 1,996     11.19 - 12.55    21,127          --        1.29 - 2.59     -19.53 - -18.81

     Invesco V.I. Government Securities II
     2013.......    24     12.21 - 13.45       303        2.74        1.30 - 2.10      -4.87 -  -4.11
     2012.......    34     12.84 - 14.02       460        2.68        1.30 - 2.10       0.09 -   0.90
     2011.......    42     12.83 - 13.90       564        3.64        1.30 - 2.10       5.40 -   6.24
     2010.......    61     12.17 - 13.08       770        3.99        1.30 - 2.10       2.92 -   3.74
     2009.......    87     11.83 - 12.61     1,074        2.87        1.30 - 2.10      -2.33 -  -1.55

     Invesco V.I. Growth and Income II (u)
     2013....... 2,628     21.15 - 22.92    60,296        1.23        1.29 - 2.69      30.17 -  32.04
     2012....... 3,506     16.25 - 17.36    61,202        1.27        1.29 - 2.69      11.26 -  12.87
     2011....... 4,372     14.60 - 15.38    67,890        0.98        1.29 - 2.69     -10.80 -  -4.89
     2010....... 5,458     15.35 - 15.94    88,173        0.10        1.29 - 2.69       9.18 -  10.75
     2009....... 6,315     14.06 - 14.39    92,402        3.40        1.29 - 2.69      20.77 -  22.51

     Invesco V.I. High Yield II (v)
     2013 (m)...   861     17.04 - 19.63    10,574        9.62        1.29 - 2.59       4.65 -   5.38
     2012.......    20     18.51 - 19.99       389        4.82        1.30 - 2.00      14.64 -  15.45
     2011.......    23     16.14 - 17.31       396        6.88        1.30 - 2.00      -1.38 -  -0.69
     2010.......    26     16.37 - 17.43       454        8.34        1.30 - 2.00      11.24 -  12.02
     2009.......    30     14.72 - 15.56       461        8.40        1.30 - 2.00      49.06 -  50.10

     Invesco V.I. High Yield Securities II (v)
     2013 (n)...    --        N/A -  N/A        --       16.87        1.29 - 2.59       2.77 -   3.21
     2012.......   946     16.46 - 18.71    10,908        6.82        1.29 - 2.59      15.43 -  16.97
     2011....... 1,129     14.26 - 16.00    11,291        7.55        1.29 - 2.59      -0.97 -   0.34
     2010....... 1,492     14.40 - 15.94    14,783        8.09        1.29 - 2.59       7.11 -   8.54
     2009....... 1,655     13.45 - 14.69    15,526        7.67        1.29 - 2.59      40.54 -  42.41

(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. International Growth II
     2013.....   384     $ 10.09 - 11.04    $ 4,390       1.04%        1.29 - 2.44%     17.02 -  17.19%
     2012.....   442        8.62 -  9.42      4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011.....   507        7.68 -  8.28      4,429         --         1.29 - 2.59     -16.51 - -15.76
     2010.....    35       17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
     2009.....    49       15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17

     Invesco V.I. Mid Cap Core Equity II
     2013.....   119       15.66 - 17.54      2,089       0.50         1.29 - 2.44      25.33 -  26.81
     2012.....   165       12.50 - 13.84      2,270         --         1.29 - 2.44       7.91 -   9.19
     2011.....   232       11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010.....   268       12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009.....   332       11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18

     Invesco V.I. Mid Cap Growth II (w)
     2013.....   517       20.82 - 22.59     10,586       0.22         0.83 - 2.59      33.07 -  35.47
     2012.....   615       15.37 - 16.98      9,438         --         0.83 - 2.59       8.73 -   9.60
     2011.....   742       14.02 - 15.62     10,412         --         0.70 - 2.59      -9.99 -  13.98
     2010.....   879       15.58 - 17.69     13,827         --         0.70 - 2.59      23.98 -  26.39
     2009..... 1,031       12.32 - 14.26     12,941         --         0.70 - 2.59      52.33 -  55.28

     Invesco V.I. Money Market II
     2013.....    78        8.63 -  9.85        742       0.04         1.30 - 2.40      -2.34 -  -1.26
     2012.....    77        8.83 -  9.98        745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011.....    97        9.05 - 10.11        961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010.....    96        9.26 - 10.23        962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009.....   159        9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -  -1.23

     Invesco V.I. S&P 500 Index II
     2013..... 4,142       17.99 - 20.73     62,217       1.73         1.29 - 2.59      28.15 -  29.86
     2012..... 5,012       14.04 - 15.96     59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011..... 5,842       12.48 - 14.00     61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010..... 7,386       12.62 - 13.97     78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009..... 8,739       11.30 - 12.35     81,763       2.42         1.29 - 2.59      22.80 -  24.44

     Invesco V.I. Technology II
     2013.....     1       15.54 - 16.39         17         --         1.30 - 1.85      22.50 -  23.17
     2012.....     2       12.68 - 13.31         31         --         1.30 - 1.85       9.00 -   9.60
     2011.....     2       11.64 - 12.14         25       0.06         1.30 - 1.85      -7.05 -  -6.54
     2010.....     4       12.52 - 12.99         49         --         1.30 - 1.85      18.82 -  19.47
     2009.....     4       10.54 - 10.87         45         --         1.30 - 1.85      54.26 -  55.11

(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Utilities II
     2013...............    8    $ 19.69 - 20.77   $   169       2.50%        1.30 - 1.85%      8.49 -   9.09%
     2012...............   11      18.15 - 19.04       197       2.34         1.30 - 1.85       1.45 -   2.01
     2011...............   19      17.89 - 18.66       359       3.44         1.30 - 1.85      14.03 -  14.66
     2010...............   28      15.69 - 16.28       448       3.28         1.30 - 1.85       4.07 -   4.64
     2009...............   29      15.08 - 15.56       452       3.64         1.30 - 1.85      12.51 -  13.13

     Invesco V.I. Value Opportunities II (x)
     2013...............  369      15.42 - 17.48     5,903       1.17         1.29 - 2.44      30.02 -  31.55
     2012...............  475      11.86 - 13.28     5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011...............  591      10.33 - 11.44     6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010...............  859      10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009...............  976      10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83

Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2013...............   <1      22.27 - 22.27        10       0.70         1.50 - 1.50      29.26 -  29.26
     2012...............   <1      17.23 - 17.23         8       0.76         1.50 - 1.50      22.29 -  22.29
     2011...............   <1      14.09 - 14.09         7       0.39         1.50 - 1.50      -8.09 -  -8.09
     2010...............   <1      15.33 - 15.33         7       0.29         1.50 - 1.50       5.15 -   5.15
     2009...............    1      14.58 - 14.58        17       0.04         1.50 - 1.50      44.14 -  44.14

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2013...............   <1      51.12 - 51.12         1       1.48         1.50 - 1.50      -2.72 -  -2.72
     2012...............   <1      52.55 - 52.55         1       1.68         1.50 - 1.50      20.22 -  20.22
     2011...............   <1      43.71 - 43.71         1       2.11         1.50 - 1.50     -19.23 - -19.23
     2010...............   <1      54.12 - 54.12         1       0.82         1.50 - 1.50      20.86 -  20.86
     2009...............   <1      44.78 - 44.78         1       2.57         1.50 - 1.50      67.30 -  67.30

(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (y)
     2013..............    <1   $ 11.83 - 11.83   $     2       1.44%        1.50 - 1.50%    30.18 -  30.18%
     2012..............    <1      9.09 -  9.09         1       1.74         1.50 - 1.50     13.25 -  13.25
     2011..............    <1      8.02 -  8.02         1       1.40         1.50 - 1.50     -7.60 -  -7.60
     2010..............    <1      8.68 -  8.68         1       1.71         1.50 - 1.50     14.86 -  14.86
     2009..............    <1      7.56 -  7.56         1       1.34         1.50 - 1.50     27.42 -  27.42

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (z)
     2013..............    <1     17.74 - 17.74         2       1.71         1.50 - 1.50     30.38 -  30.38
     2012..............    <1     13.61 - 13.61         1       2.33         1.50 - 1.50     14.75 -  14.75
     2011..............    <1     11.86 - 11.86         1       2.25         1.50 - 1.50      3.38 -   3.38
     2010..............    <1     11.47 - 11.47         1       2.88         1.50 - 1.50      7.82 -   7.82
     2009..............    <1     10.64 - 10.64         1       1.78         1.50 - 1.50     22.63 -  22.63

Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2013.............. 1,422     15.17 - 17.15    23,794       4.50         1.29 - 2.59      5.37 -   6.78
     2012.............. 1,772     14.40 - 16.06    27,857       5.30         1.29 - 2.59      9.61 -  11.08
     2011.............. 2,149     13.14 - 14.46    30,483       5.35         1.29 - 2.59      1.69 -   3.04
     2010.............. 2,554     12.92 - 14.04    35,211       5.80         1.29 - 2.59      9.41 -  10.87
     2009.............. 2,796     11.81 - 12.66    34,857       6.50         1.29 - 2.59     30.83 -  32.58

     Fundamental Equity
     2013..............   348     17.49 - 19.50     6,590       0.22         1.29 - 2.44     34.01 -  34.14
     2012..............   479     13.04 - 14.55     6,793       0.49         1.29 - 2.59      7.71 -   9.15
     2011..............   630     12.11 - 13.33     8,230       0.18         1.29 - 2.59     -6.96 -  -5.72
     2010..............   813     13.01 - 14.14    11,249       0.29         1.29 - 2.59     15.95 -  17.49
     2009..............   919     11.22 - 12.03    10,849       0.17         1.29 - 2.59     22.71 -  24.35

     Growth and Income
     2013.............. 1,101     13.84 - 15.43    16,517       0.53         1.29 - 2.44     34.15 -  34.28
     2012.............. 1,467     10.31 - 11.50    16,481       0.93         1.29 - 2.59      9.18 -  10.64
     2011.............. 1,813      9.44 - 10.40    18,481       0.67         1.29 - 2.59     -8.51 -  -7.29
     2010.............. 2,222     10.32 - 11.21    24,514       0.51         1.29 - 2.59     14.37 -  15.90
     2009.............. 2,661      9.02 -  9.67    25,385       0.92         1.29 - 2.59     15.82 -  17.36

(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Accounts (continued):
     Growth Opportunities
     2013............   489      $ 18.95 - 21.12   $10,040         -- %       1.29 - 2.44%     33.74 -  35.31%
     2012............   645        14.17 - 15.61     9,823          --        1.29 - 2.44      11.31 -  12.63
     2011............   787        12.73 - 13.86    10,684          --        1.29 - 2.44     -12.24 - -11.21
     2010............   940        14.50 - 15.61    14,399          --        1.29 - 2.44      19.93 -  21.34
     2009............ 1,108        12.09 - 12.86    14,019          --        1.29 - 2.44      42.00 -  43.67

     Mid-Cap Stock
     2013............ 1,112        14.92 - 16.70    18,049        0.38        1.29 - 2.49      28.16 -  28.64
     2012............ 1,516        11.64 - 12.98    19,205        0.62        1.29 - 2.59      11.57 -  13.06
     2011............ 1,956        10.43 - 11.48    21,997        0.20        1.29 - 2.59      -6.49 -  -5.25
     2010............ 2,335        11.16 - 12.12    27,793        0.37        1.29 - 2.59      22.19 -  23.81
     2009............ 2,856         9.13 -  9.79    27,522        0.45        1.29 - 2.59      23.33 -  24.98

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013............    50         9.60 - 21.04       785        0.23        1.15 - 1.65      34.61 -  35.29
     2012............    53         7.13 - 15.55       622          --        1.15 - 1.65      15.46 -  16.04
     2011............    71         6.18 - 13.40       685        0.19        1.15 - 1.65      -1.95 -  -1.46
     2010............    87         6.30 - 13.60       836        0.11        1.15 - 1.65      13.45 -  14.02
     2009............   103         5.55 - 11.93       894        0.33        1.15 - 1.65      35.42 -  36.10

     MFS High Income (aa)
     2013 (ab).......    --           N/A -  N/A        --       25.58        1.25 - 1.45       1.55 -   1.68
     2012............    19        17.28 - 17.74       343        6.98        1.25 - 1.45      13.27 -  15.88
     2011............    25        14.91 - 15.67       397        8.81        1.25 - 1.65       2.41 -   2.82
     2010............    36        14.56 - 15.24       536        7.41        1.25 - 1.65      12.86 -  13.31
     2009............    40        12.90 - 13.45       527        7.56        1.25 - 1.65      43.17 -  43.74

     MFS High Yield (aa)
     2013 (ac).......    17        18.15 - 18.68       319        2.49        1.25 - 1.45       3.45 -   3.53

     MFS Investors Trust
     2013............    77        13.65 - 17.02     1,158        1.11        1.15 - 1.65      29.89 -  30.54
     2012............    83              - 13.04       960        0.91        1.15 - 1.65      17.23 -  17.82
     2011............    98         8.96 - 11.07       970        0.76        1.15 - 1.65      -3.78 -  -3.30
     2010............   163         9.31 - 11.45     1,666        1.20        1.15 - 1.65       9.28 -   9.83
     2009............   186         8.52 - 10.42     1,740        1.59        1.15 - 1.65      24.82 -  25.45

(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013..........   62     $ 18.09 - 38.24     $1,798        -- %        1.15 - 1.65%     39.21 -  39.90%
     2012..........   76       13.00 - 27.33      1,576         --         1.15 - 1.65      19.24 -  19.84
     2011..........   91       10.90 - 22.81      1,576         --         1.15 - 1.65     -25.67 - -11.29
     2010..........  102       12.35 - 25.71      2,008         --         1.15 - 1.65      12.94 -  34.78
     2009..........  147       14.40 - 19.08      2,154         --         1.15 - 1.65      60.51 -  61.32

     MFS Research
     2013..........   48       12.00 - 16.15        677       0.32         1.15 - 1.65      30.12 -  30.77
     2012..........   51        9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011..........   61        8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010..........   64        8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009..........   80        7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05

     MFS Research Bond
     2013..........   46       17.99 - 19.05        861       1.18         1.25 - 1.65      -2.65 -  -2.26
     2012..........   48       18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011..........   56       17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010..........   79       16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009..........   89       15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72

     MFS Utilities
     2013..........    8       27.76 - 28.70        223       2.56         1.35 - 1.59      16.65 -  18.62
     2012..........   10       23.40 - 24.60        240       6.57         1.15 - 1.59      12.38 -  14.12
     2011..........   12       20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010..........   13       19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009..........   14       17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2013..........    9       13.98 - 14.91        124       0.12         1.35 - 1.85      33.97 -  34.65
     2012..........   10       10.44 - 11.07        106         --         1.35 - 1.85      14.90 -  15.49
     2011..........   15        9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010..........   28        9.31 -  9.77        265         --         1.35 - 1.85      12.90 -  13.47
     2009..........   35        8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47

     MFS Investors Trust (Service Class)
     2013..........    9       14.28 - 15.23        140       0.97         1.35 - 1.85      29.30 -  29.96
     2012..........   10       11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011..........   15        9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
     2010..........   18        9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009..........   21        9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2013.......     8   $18.38 - 19.61    $   165        -- %        1.35 - 1.85%     38.61 -  39.31%
     2012.......    10    13.26 - 14.07        133         --         1.35 - 1.85      18.66 -  19.26
     2011.......    19    11.18 - 11.80        228         --         1.35 - 1.85     -12.15 - -11.70
     2010.......    24    12.72 - 13.36        322         --         1.35 - 1.85      33.43 -  34.11
     2009.......    29     9.54 -  9.96        286         --         1.35 - 1.85      59.91 -  60.72

     MFS Research (Service Class)
     2013.......     4    14.35 - 15.31         67       0.27         1.35 - 1.85      29.56 -  30.22
     2012.......     5    11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011.......    10     9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010.......    16     9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009.......    19     8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44

     MFS Utilities (Service Class)
     2013.......    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00      17.81 -  18.59
     2012.......    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011.......    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010.......    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009.......    78    14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity (ad)
     2013 (n)...    --      N/A  -  N/A         --         --         0.70 - 1.85       6.15 -   6.54
     2012.......   653    10.44 - 13.12     10,406         --         0.70 - 1.85       9.79 -  11.07
     2011.......   774     9.51 - 11.81     11,187         --         0.70 - 1.85      -9.03 -  -7.98
     2010.......   900    10.45 - 12.84     14,196         --         0.70 - 1.85      23.72 -  25.15
     2009....... 1,101     8.45 - 10.26     13,824         --         0.70 - 1.85      66.36 -  68.28

     European Equity
     2013....... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05      24.92 -  26.61
     2012....... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05      16.10 -  17.68
     2011....... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05     -11.47 - -10.27
     2010....... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05       5.05 -   6.48
     2009....... 2,151     9.74 - 10.51     56,333       3.68         0.70 - 2.05      25.14 -  26.84

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2013............ 1,423  $ 14.58 -  16.99   $ 53,820      2.64%        0.70 - 1.98%    15.60 -  17.09%
     2012............ 1,661    12.61 -  14.51     53,561      2.40         0.70 - 1.98     16.36 -  17.86
     2011............ 1,963    10.84 -  12.31     54,192      2.58         0.70 - 1.98     13.80 -  15.26
     2010............ 2,314     9.52 -  10.68     56,101      2.87         0.70 - 1.98      4.83 -   6.18
     2009............ 2,729     9.08 -  10.06     62,830      3.00         0.70 - 1.98     16.92 -  18.43

     Income Plus
     2013............ 2,110     17.30 - 22.77     67,858      4.88         0.70 - 2.05     -1.02 -   0.32
     2012............ 2,475     17.48 - 22.70     79,591      5.71         0.70 - 2.05     11.77 -  13.30
     2011............ 2,910     15.64 - 20.04     83,302      5.89         0.70 - 2.05      2.88 -   4.28
     2010............ 3,561     15.20 - 19.22     98,116      6.18         0.70 - 2.05      7.06 -   8.51
     2009............ 4,147     14.20 - 17.71    105,871      5.05         0.70 - 2.05     20.09 -  21.72

     Limited Duration
     2013............   801      9.80 - 11.87      8,558      2.51         0.70 - 1.85     -1.45 -  -0.31
     2012............   901      9.95 - 11.90      9,739      2.97         0.70 - 1.85      1.44 -   2.62
     2011............ 1,106      9.81 - 11.60     11,737      3.35         0.70 - 1.85      0.88 -   2.04
     2010............ 1,322      9.72 - 11.37     13,853      3.49         0.70 - 1.85      0.48 -   1.64
     2009............ 1,520      9.68 - 11.18     15,795      4.51         0.70 - 1.85      3.82 -   5.02

     Money Market
     2013............ 2,266      9.49 - 11.84     31,387      0.01         0.70 - 2.05     -2.02 -  -0.69
     2012............ 2,779      9.68 - 11.92     39,127      0.01         0.70 - 2.05     -2.02 -  -0.69
     2011............ 3,311      9.88 - 12.01     47,376      0.01         0.70 - 2.05     -2.01 -  -0.69
     2010............ 3,762     10.09 - 12.09     54,829      0.01         0.70 - 2.05     -2.02 -  -0.69
     2009............ 5,289     10.29 - 12.17     78,019      0.03         0.70 - 2.05     -2.00 -  -0.67

     Multi Cap Growth (ad)
     2013............ 3,100     16.26 - 17.39    211,234      0.41         0.70 - 2.05     47.70 -  49.71
     2012............ 3,471     11.01 - 11.61    155,909        --         0.70 - 2.05     10.09 -  11.59
     2011............ 4,049     10.00 - 10.41    163,632      0.17         0.70 - 2.05     -8.63 -  -7.39
     2010............ 4,781     10.94 - 11.24    208,335      0.16         0.70 - 2.05     25.17 -  26.87
     2009............ 5,606      8.74 -  8.86    191,503      0.37         0.70 - 2.05     67.85 -  70.12

(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist (ae)
     2013 (n).....     --  $    N/A -  N/A   $     --      5.81%        0.70 - 2.05%      6.43 -   6.88%
     2012.........  2,969    11.50 - 13.97     80,533      2.00         0.70 - 2.05       4.73 -   6.16
     2011.........  3,493    10.98 - 13.16     90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010.........  4,202    12.17 - 14.40    119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009.........  4,779    11.63 - 13.57    128,786      2.21         0.70 - 2.05      17.31 -  18.90

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (af)
     2013 (n).....     --      N/A -   N/A         --        --         1.29 - 2.59       5.76 -   6.21
     2012.........  1,145   18.99 -  21.59     14,431        --         1.29 - 2.59       8.72 -  10.17
     2011.........  1,293   17.47 -  19.59     14,805        --         1.29 - 2.59      -9.98 -  -8.78
     2010.........  1,405   19.40 -  21.48     17,488        --         1.29 - 2.59      22.48 -  24.11
     2009.........  1,615   15.84 -  17.31     16,329        --         1.29 - 2.59      64.68 -  66.88

     European Equity (Class Y Shares)
     2013.........    852   18.95 -  21.48     11,405      2.69         1.29 - 2.44      24.10 -  25.56
     2012.........  1,041   15.27 -  17.10     11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011.........  1,204   13.25 -  14.66     11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010.........  1,563   15.06 -  16.48     17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009.........  1,793   14.29 -  15.61     18,682      3.36         1.29 - 2.59      24.11 -  25.77

     Global Infrastructure (Class Y Shares)
     2013.........    909    23.66 - 27.26     14,266      2.35         1.29 - 2.59      14.50 -  16.03
     2012.........  1,038    20.67 - 23.49     14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011.........  1,190    17.91 - 20.09     14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010.........  1,454    15.88 - 17.58     15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009.........  1,706    15.27 - 16.68     17,354      2.90         1.29 - 2.59      15.75 -  17.30

     Income Plus (Class Y Shares)
     2013.........  4,890   13.81 -  15.90     80,729      4.60         1.29 - 2.59      -1.80 -  -0.49
     2012.........  5,729   14.06 -  15.98     95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011.........  6,775   12.68 -  14.22    100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010.........  8,429   12.43 -  13.76    121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009......... 10,696   11.71 -  12.79    144,625      4.84         1.29 - 2.59      19.13 -  20.72

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration (Class Y Shares)
     2013............ 3,415       $   8.11 - 9.34   $31,940       2.28%        1.29 - 2.59%     -2.50 -  -1.20%
     2012............ 3,926           8.32 - 9.45    37,443       2.79         1.29 - 2.59       0.37 -   1.72
     2011............ 4,529           8.29 - 9.29    42,641       2.99         1.29 - 2.59      -0.20 -   1.13
     2010............ 5,588           8.30 - 9.19    52,204       3.32         1.29 - 2.59      -0.43 -   0.90
     2009............ 6,355           8.34 - 9.11    58,968       4.16         1.29 - 2.59       2.82 -   4.20

     Money Market (Class Y Shares)
     2013............ 3,849          8.73 - 10.05    37,519       0.01         1.29 - 2.59      -2.58 -  -1.28
     2012............ 4,716          8.96 - 10.18    46,745       0.01         1.29 - 2.59      -2.59 -  -1.28
     2011............ 5,322          9.20 - 10.32    53,761       0.01         1.29 - 2.59      -2.57 -  -1.28
     2010............ 6,282          9.44 - 10.45    64,508       0.01         1.29 - 2.59      -2.58 -  -1.28
     2009............ 7,480          9.69 - 10.59    78,126       0.01         1.29 - 2.59      -2.58 -  -1.28

     Multi Cap Growth (Class Y Shares) (af)
     2013............ 3,643         26.18 - 30.16    68,914       0.25         1.29 - 2.59      46.48 -  48.43
     2012............ 3,313         17.87 - 20.32    43,808         --         1.29 - 2.59       9.18 -  10.64
     2011............ 3,954         16.37 - 18.36    47,586         --         1.29 - 2.59      -9.37 -  -8.16
     2010............ 4,919         18.06 - 19.99    64,428         --         1.29 - 2.59      24.13 -  25.79
     2009............ 5,874         14.55 - 15.89    61,677       0.12         1.29 - 2.59      66.43 -  68.65

     Strategist (Class Y Shares) (ag)
     2013 (n)........    --            N/A -  N/A        --       4.99         1.29 - 2.59       6.10 -   6.55
     2012............ 2,776         13.17 - 14.97    34,006       1.64         1.29 - 2.59       3.91 -   5.30
     2011............ 3,318         12.68 - 14.22    38,876       1.79         1.29 - 2.59     -10.50 -  -9.31
     2010............ 4,237         14.16 - 15.68    55,142       1.36         1.29 - 2.59       3.74 -   5.13
     2009............ 4,691         13.65 - 14.91    58,365       2.06         1.29 - 2.59      16.35 -  17.90

(n)For the period beginning January 1, 2013 and ended April 26, 2013
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2013........    1         $ 17.55 - 17.55    $   24       1.18%        1.59 - 1.59%     29.07 -  29.07%
     2012........    1           13.59 - 13.59        19       0.43         1.59 - 1.59      14.76 -  14.76
     2011........    1           11.85 - 11.85        17         --         1.59 - 1.59     -12.75 - -12.75
     2010........    2           13.58 - 13.58        34       0.64         1.59 - 1.59      13.84 -  13.84
     2009........    3           11.93 - 11.93        31       2.16         1.59 - 1.59      53.61 -  53.61

     AMT Mid-Cap Growth
     2013........    2           13.37 - 13.37        23         --         1.65 - 1.65      30.44 -  30.44
     2012........    2           10.25 - 10.25        18         --         1.65 - 1.65     -42.11 -  10.57
     2011........    3            9.27 - 17.71        44         --         1.37 - 1.65      -2.92 -  -0.89
     2010........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A
     2009........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2013........  243           11.58 - 15.05     3,433       0.96         1.15 - 1.85      27.34 -  28.26
     2012........  292            9.09 - 11.73     3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011........  332            8.12 - 10.40     3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010........  438            8.37 - 10.64     4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009........  517            7.79 -  9.84     4,808       0.34         1.15 - 1.85      41.85 -  42.87

     Oppenheimer Capital Income (ah)
     2013........  112           13.23 - 13.59     1,499       2.25         1.15 - 1.80      11.13 -  11.88
     2012........  142           11.90 - 12.15     1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011........  171           10.79 - 10.94     1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010........  206           10.91 - 10.99     2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009........  215            9.84 -  9.84     2,103         --         1.15 - 1.80      19.70 -  20.50

     Oppenheimer Core Bond
     2013........   80           11.49 - 11.83       937       5.18         1.25 - 1.45      -1.54 -  -1.34
     2012........   91           11.67 - 11.99     1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011........  101           10.48 - 11.01     1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010........  144            9.84 - 10.30     1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009........  176            8.98 -  9.36     1,638         --         1.25 - 1.65       7.82 -   8.25

(ah) Previously known as Oppenheimer Balanced

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
              -------------------------------------- ------------------------------------------------
                        ACCUMULATION                                    EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Discovery Mid Cap Growth (ai)
     2013....   64     $ 12.95 - 13.13     $  620        0.01%        1.15 - 1.85%    33.47 -  34.43%
     2012....   73        9.70 -  9.77        548          --         1.15 - 1.85     14.39 -  15.01
     2011....   89        8.48 -  8.49        603          --         1.15 - 1.85     -0.77 -  -0.06
     2010....  108        8.49 -  8.56        762          --         1.15 - 1.85     25.11 -  26.01
     2009....  130        6.74 -  6.84        738          --         1.15 - 1.85     30.15 -  31.09

     Oppenheimer Global (aj)
     2013....  117       19.33 - 26.88      3,044        1.34         1.15 - 1.85     24.95 -  25.85
     2012....  142       15.47 - 21.36      2,908        2.16         1.15 - 1.85     19.02 -  19.88
     2011....  160       13.00 - 17.82      2,734        1.43         1.15 - 1.85     -9.98 -  -9.34
     2010....  209       14.44 - 19.66      3,973        1.47         1.15 - 1.85     13.82 -  14.64
     2009....  271       12.69 - 17.15      4,473        2.23         1.15 - 1.85     37.19 -  38.17

     Oppenheimer Global Strategic Income
     2013....  149       18.26 - 20.83      2,135        4.88         1.15 - 1.85     -1.27 -   0.17
     2012....  167       18.23 - 21.10      2,493        5.58         1.15 - 2.00     11.26 -  12.23
     2011....  141       16.39 - 18.80      2,522        3.54         1.15 - 2.00     -1.16 -  -0.30
     2010....  186       16.58 - 18.85      3,331        8.70         1.15 - 2.00     12.67 -  13.65
     2009....  217       14.71 - 16.59      3,424        0.50         1.15 - 2.00     16.45 -  17.47

     Oppenheimer Main Street
     2013....  113       14.78 - 15.22      1,647        1.13         1.15 - 1.85     29.34 -  30.27
     2012....  133       11.43 - 11.68      1,493        0.95         1.15 - 1.85     14.70 -  15.53
     2011....  193        9.96 - 10.11      1,878        0.86         1.15 - 1.85     -1.86 -  -1.16
     2010....  230       10.15 - 10.23      2,277        1.12         1.15 - 1.85     13.96 -  14.78
     2009....  279        8.91 -  8.91      2,418        1.90         1.15 - 1.85     25.91 -  26.82

     Oppenheimer Main Street Small Cap (ak)
     2013....   45       31.68 - 33.56      1,493        0.95         1.25 - 1.65     38.71 -  39.27
     2012....   47       22.84 - 24.10      1,123        0.58         1.25 - 1.65     16.05 -  16.52
     2011....   60       19.68 - 20.68      1,224        0.65         1.25 - 1.65     -3.81 -  -3.42
     2010....   77       20.46 - 21.41      1,628        0.66         1.25 - 1.65     21.39 -  21.87
     2009....  107       16.85 - 17.57      1,876        0.91         1.25 - 1.65     34.95 -  35.49

(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2013......... 1,613   $ 15.82 - 18.42   $28,727       0.74%        1.29 - 2.69%     25.95 -  27.76%
     2012......... 2,085     12.56 - 14.42    29,198       0.41         1.29 - 2.69      10.74 -  12.34
     2011......... 2,606     11.34 - 12.84    32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
     2010......... 3,242     11.82 - 13.19    41,804         --         1.29 - 2.69       6.21 -   7.74
     2009......... 3,795     11.13 - 12.24    45,528       0.01         1.29 - 2.69      40.28 -  42.29

     Oppenheimer Capital Income (SS) (al)
     2013.........   778     12.86 - 14.82    11,122       2.14         1.29 - 2.54      10.55 -  11.38
     2012.........   990     11.64 - 13.31    12,769       1.22         1.29 - 2.59       9.19 -  10.66
     2011......... 1,191     10.66 - 12.03    13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
     2010......... 1,463     10.90 - 12.14    17,337       1.16         1.29 - 2.59       9.76 -  11.22
     2009......... 1,684      9.93 - 10.91    17,990         --         1.29 - 2.59      18.45 -  20.03

     Oppenheimer Core Bond (SS)
     2013......... 2,963      7.87 -  8.81    25,481       4.93         1.29 - 2.49      -2.86 -  -1.67
     2012......... 3,398      8.10 -  8.96    29,826       4.92         1.29 - 2.49       7.42 -   8.75
     2011......... 3,796      7.54 -  8.24    30,707       5.91         1.29 - 2.49       5.25 -   6.54
     2010......... 4,692      7.19 -  7.73    35,711       1.68         1.29 - 2.44       8.57 -   9.85
     2009......... 5,217      6.62 -  7.04    36,231         --         1.29 - 2.44       6.39 -   7.64

     Oppenheimer Discovery Mid Cap Growth (SS) (am)
     2013.........   404     18.89 - 21.64     8,408         --         1.29 - 2.49      32.25 -  33.88
     2012.........   524     14.28 - 16.17     8,181         --         1.29 - 2.49      13.27 -  14.66
     2011.........   626     12.61 - 14.10     8,556         --         1.29 - 2.49      -1.67 -  -0.46
     2010.........   752     12.82 - 14.16    10,365         --         1.29 - 2.49      24.00 -  25.52
     2009.........   914     10.34 - 11.28    10,067         --         1.29 - 2.49      28.97 -  30.55

     Oppenheimer Global (SS) (an)
     2013.........   505     24.91 - 28.70    14,016       1.14         1.29 - 2.54      23.77 -  25.35
     2012.........   666     20.13 - 22.90    14,798       1.91         1.29 - 2.54      17.87 -  19.39
     2011.........   876     17.07 - 19.18    16,358       1.16         1.29 - 2.54     -10.85 -  -9.70
     2010......... 1,111     19.15 - 21.24    23,050       1.24         1.29 - 2.54      12.77 -  14.21
     2009......... 1,307     16.98 - 18.60    23,816       1.88         1.29 - 2.54      35.81 -  37.56

     Oppenheimer Global Strategic Income (SS)
     2013......... 3,575     15.75 - 18.46    63,803       4.56         1.29 - 2.69      -3.05 -  -1.65
     2012......... 4,257     16.24 - 18.77    77,554       5.37         1.29 - 2.69      10.10 -  11.69
     2011......... 4,507     14.75 - 16.81    73,806       3.03         1.29 - 2.69      -2.05 -  -0.65
     2010......... 5,770     15.06 - 16.92    95,404       8.36         1.29 - 2.69      11.69 -  13.29
     2009......... 6,798     13.49 - 14.93    99,442       0.24         1.29 - 2.69      15.22 -  16.88

(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2013........ 2,273   $ 18.26 - 21.41   $46,945        0.86%       1.29 - 2.69%     27.91 -  29.74%
     2012........ 3,054     14.28 - 16.50    48,810        0.67        1.29 - 2.69      13.47 -  15.10
     2011........ 3,708     12.58 - 14.34    51,675        0.61        1.29 - 2.69      -2.99 -  -1.60
     2010........ 4,508     12.97 - 14.57    64,079        0.90        1.29 - 2.69      12.71 -  14.33
     2009........ 5,396     11.51 - 12.74    67,248        1.59        1.29 - 2.69      24.55 -  26.34

     Oppenheimer Main Street Small Cap (SS) (ao)
     2013........   674     28.04 - 32.31    21,002        0.72        1.29 - 2.54      37.77 -  38.81
     2012........   913     20.35 - 23.28    20,594        0.33        1.29 - 2.59      14.62 -  16.15
     2011........ 1,139     17.76 - 20.04    22,199        0.42        1.29 - 2.59      -4.91 -  -3.64
     2010........ 1,421     18.67 - 20.80    28,817        0.42        1.29 - 2.59      19.87 -  21.47
     2009........ 1,723     15.58 - 17.12    28,860        0.63        1.29 - 2.59      33.34 -  35.12

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2013........    <1     15.91 - 15.91         2        1.77        1.50 - 1.50      -1.01 -  -1.01
     2012........    <1     16.07 - 16.07         2        2.26        1.50 - 1.50       9.18 -   9.18
     2011........    <1     14.72 - 14.72         1        2.09        1.50 - 1.50       5.17 -   5.17
     2010........    <1     14.00 - 14.00         1        1.79        1.50 - 1.50       6.87 -   6.87
     2009........    <1     13.10 - 13.10         2        3.25        1.50 - 1.50      13.90 -  13.90

     Money Market
     2013........     2      9.96 -  9.96        20        0.06        1.50 - 1.50      -1.44 -  -1.44
     2012........     2     10.11 - 10.11        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2011........     2     10.25 - 10.25        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2010........     2     10.40 - 10.40        22        0.05        1.50 - 1.50      -1.45 -  -1.45
     2009........     2     10.56 - 10.56        24        0.11        1.50 - 1.50      -1.39 -  -1.39

     PIMCO Total Return
     2013........    <1     16.65 - 16.65         2        2.14        1.50 - 1.50      -3.43 -  -3.43
     2012........    <1     17.24 - 17.24         1        2.57        1.50 - 1.50       7.94 -   7.94
     2011........    <1     15.97 - 15.97         1        2.72        1.50 - 1.50       2.06 -   2.06
     2010........    <1     15.65 - 15.65         1        2.32        1.50 - 1.50       6.50 -   6.50
     2009........    <1     14.70 - 14.70         1        2.60        1.50 - 1.50      12.36 -  12.36

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2013........   328      8.01 -  8.76     2,804        1.74        1.29 - 2.44     -16.80 - -15.82
     2012........   421      9.63 - 10.41     4,286        2.41        1.29 - 2.44       2.55 -   3.76
     2011........   477      9.39 - 10.03     4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010........   520     10.40 - 10.99     5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009           447      8.58 -  8.96     3,952        5.99        1.29 - 2.44      38.16 -  39.79

(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2013...   100   $ 13.73 - 15.03   $ 1,450       5.15%        1.29 - 2.44%     -9.31 -  -8.24%
     2012...   127     15.14 - 16.38     2,020       4.99         1.29 - 2.44      14.87 -  16.23
     2011...   144     13.18 - 14.09     1,989       4.43         1.29 - 2.44       3.63 -   4.85
     2010...   188     12.72 - 13.44     2,484       4.43         1.29 - 2.44       9.32 -  10.61
     2009...   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78

     PIMCO VIT Real Return (Advisor Shares)
     2013...   376     12.21 - 13.36     4,875       1.33         1.29 - 2.44     -10.61 - -10.48
     2012...   546     13.66 - 14.92     7,959       1.01         1.29 - 2.59       5.82 -   7.24
     2011...   581     12.91 - 13.91     7,910       2.00         1.29 - 2.59       8.68 -  10.13
     2010...   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
     2009...   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75

     PIMCO VIT Total Return (Advisor Shares)
     2013... 1,297     13.24 - 14.66    18,497       2.11         1.29 - 2.59      -4.60 -  -3.32
     2012... 1,583     13.88 - 15.16    23,459       2.51         1.29 - 2.59       6.65 -   8.08
     2011... 1,912     13.01 - 14.03    26,297       2.45         1.29 - 2.59       0.83 -   2.18
     2010... 2,369     12.91 - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
     2009... 2,629     12.27 - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2013...    <1      8.87 -  8.87         4         --         1.50 - 1.50      30.12 -  30.12
     2012...    <1      6.82 -  6.82         4       0.11         1.50 - 1.50      22.88 -  22.88
     2011...    <1      5.55 -  5.55         3         --         1.50 - 1.50     -15.11 - -15.11
     2010...    <1      6.54 -  6.54         1         --         1.50 - 1.50     -34.64 -   9.29
     2009...    <1      6.03 - 12.81        --         --         1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2013...    <1     17.21 - 17.21         5         --         1.50 - 1.50      37.69 -  37.69
     2012...    <1     12.50 - 12.50         3       0.37         1.50 - 1.50      15.66 -  15.66
     2011...    <1     10.80 - 10.80         3       0.40         1.50 - 1.50       8.49 -   8.49
     2010...    <1      9.96 -  9.96        --         --         1.50 - 1.50       1.32 -   1.32
     2009...    <1      9.83 -  9.83        --         --         1.50 - 1.50      17.79 -  17.79

     ProFund VP Mid-Cap Value
     2013...    --       N/A -   N/A        --       0.70           N/A - N/A         N/A -   N/A
     2012...    <1     10.76 - 10.76         5       0.15         1.50 - 1.50      14.84 -  14.84
     2011...    <1      9.37 -  9.37         4       0.17         1.50 - 1.50      -5.34 -  -5.34
     2010...    <1      9.90 -  9.90         4       0.30         1.50 - 1.50      18.67 -  18.67
     2009...    <1      8.34 -  8.34         4       1.97         1.50 - 1.50      28.94 -  28.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Telecommunications
     2013.........    <1   $11.15 - 11.15    $      4       0.03%       1.50 - 1.50%     10.41 -  10.41%
     2012.........    <1    10.10 - 10.10           3       3.90        1.50 - 1.50      14.79 -  14.79
     2011.........    <1     8.80 -  8.80           3       4.20        1.50 - 1.50       0.36 -   0.36
     2010.........    <1     8.77 -  8.77           1       5.13        1.50 - 1.50      13.97 -  13.97
     2009.........    <1     7.69 -  7.69          --       9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2013.........     2    10.49 - 10.49          20       0.03        1.50 - 1.50      11.64 -  11.64
     2012.........     2     9.40 -  9.40          18       1.36        1.50 - 1.50      -1.34 -  -1.34
     2011.........     5     9.52 -  9.52          50       2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23          44       3.05        1.50 - 1.50       4.38 -   4.38
     2009.........     4     7.88 -  7.88          29       6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2013......... 1,241    15.35 - 19.04      20,484       1.40        0.80 - 2.15      -2.62 -  -1.27
     2012......... 1,586    15.77 - 19.29      26,870       2.59        0.80 - 2.15      -0.34 -   1.04
     2011......... 1,896    15.82 - 19.09      32,176       3.81        0.80 - 2.15       4.51 -   5.94
     2010......... 2,370    15.14 - 18.02      37,973       7.87        0.80 - 2.15       2.90 -   4.32
     2009......... 2,804    14.71 - 17.28      43,436       4.22        0.80 - 2.15      18.40 -  20.03

     VT Capital Opportunities
     2013.........   196    25.10 - 28.58       5,255       0.53        0.80 - 2.00      31.42 -  33.03
     2012.........   219    19.10 - 21.48       4,443       0.40        0.80 - 2.00      13.45 -  13.57
     2011.........   264    16.82 - 18.94       4,748       0.14        0.80 - 2.15      -8.12 -  -6.86
     2010.........   301    18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
     2009.........   290    14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46

     VT Diversified Income
     2013......... 1,484    17.29 - 21.01      27,839       3.30        0.80 - 2.15       5.50 -   6.95
     2012......... 1,758    16.39 - 19.65      31,046       5.75        0.80 - 2.15       9.12 -  10.63
     2011......... 2,041    15.02 - 17.76      32,796      10.06        0.80 - 2.15      -5.24 -  -3.94
     2010......... 2,431    15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
     2009......... 3,023    14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11

     VT Equity Income
     2013......... 3,717    12.57 - 25.67      81,756       2.05        0.80 - 2.59      28.99 -  31.36
     2012......... 4,565     9.74 - 19.55      76,738       2.38        0.80 - 2.59      16.21 -  18.35
     2011......... 5,590     8.38 - 16.52      80,063       1.87        0.80 - 2.59     -35.70 -   1.11
     2010......... 6,698     8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
     2009......... 7,991     7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                   ---------------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2013.........  4,309       $13.05 - 14.73    $ 58,941      1.78%        0.80 - 2.69%    14.92 -  17.15%
     2012.........  5,104        11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50 -  11.63
     2011.........  5,948        10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01 -   1.95
     2010.........  7,236        10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85 -   9.94
     2009.........  8,496         9.62 - 10.05      81,676      4.47         0.80 - 2.69     22.25 -  24.62

     VT Global Asset Allocation
     2013.........  1,470        16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42 -  18.54
     2012.........  1,667        14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23 -  13.28
     2011.........  2,013        12.53 - 13.95      26,313      4.63         0.80 - 2.59     -2.99 -  -1.21
     2010.........  2,438        12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72 -  13.77
     2009.........  2,788        11.15 - 12.87      32,863      5.58         0.80 - 2.59     31.71 -  34.12

     VT Global Equity
     2013.........  1,632         7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14 -  30.92
     2012.........  1,893         6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59 -  19.22
     2011.........  2,226         5.10 -  7.51      16,534      2.10         0.80 - 2.15     -6.99 -  -5.71
     2010.........  2,785         5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48 -   8.96
     2009.........  3,494         5.10 -  7.31      25,105        --         0.80 - 2.15     27.18 -  28.93

     VT Global Health Care
     2013.........  1,449        19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14 -  40.53
     2012.........  1,678        14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22 -  21.29
     2011.........  1,982        12.02 - 13.31      23,902      0.87         0.80 - 2.49     -3.63 -  -1.97
     2010.........  2,434        12.47 - 13.58      30,167      1.95         0.80 - 2.49     -0.08 -   1.65
     2009.........  2,932        12.48 - 13.36      35,955        --         0.80 - 2.49     22.87 -  24.99

     VT Global Utilities
     2013.........    883        12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75 -  12.91
     2012.........  1,040        11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -   4.20
     2011.........  1,245        10.91 - 16.18      14,107      3.65         0.80 - 2.69     -7.95 -  -6.16
     2010.........  1,528        11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -   1.02
     2009.........  1,865        11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -   6.50

     VT Growth and Income
     2013......... 10,395        17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03 -  34.73
     2012......... 12,240        12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93 -  18.30
     2011......... 14,617        10.96 - 11.88     141,861      1.30         0.70 - 2.69     -7.20 -  -5.31
     2010......... 17,810        11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30 -  13.58
     2009......... 21,905        10.19 - 11.50     200,607      2.59         0.70 - 2.69     26.32 -  28.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2013.............  1,549      $ 6.26 -  7.59    $ 10,806       0.50%        0.80 - 2.15%    33.21 -  35.05%
     2012.............  1,847        4.70 -  5.62       9,608       0.09         0.80 - 2.15     15.03 -  16.62
     2011.............  2,117        4.09 -  4.82       9,501       0.17         0.80 - 2.15     -6.18 -  -4.89
     2010.............  2,306        4.36 -  5.07      10,973       0.21       0.80  -  2.15     14.79 -  16.38
     2009.............  2,856        3.80 -  4.35      11,750       0.75       0.80  -  2.15     37.83 -  39.73

     VT High Yield
     2013.............  1,804       21.36 - 23.07      39,729       7.15         0.80 - 2.54      5.67 -   6.99
     2012.............  2,136       20.22 - 21.56      44,425       7.81         0.80 - 2.59     13.00 -  15.08
     2011.............  2,500       17.89 - 18.73      45,504       8.21         0.80 - 2.59     -0.87 -   0.94
     2010.............  3,100       18.05 - 18.56      56,454       7.51         0.80 - 2.59     11.09 -  13.13
     2009.............  3,703       16.25 - 16.40      59,793      10.29         0.80 - 2.59     46.30 -  48.98

     VT Income
     2013.............  4,977       13.67 - 19.77      81,699       3.90         0.80 - 2.54     -0.72 -  -1.06
     2012.............  5,874       13.77 - 19.56      95,918       5.15         0.80 - 2.54      7.92 -   9.86
     2011.............  6,875       12.76 - 17.81     102,954       9.15         0.80 - 2.54      2.34 -   4.16
     2010.............  8,791       12.47 - 17.10     127,121      11.26         0.80 - 2.54      7.08 -   8.99
     2009............. 10,248       11.64 - 15.69     137,453       5.87         0.80 - 2.54     42.93 -  45.48

     VT International Equity
     2013.............  6,439       13.02 - 17.40      97,085       1.46         0.70 - 2.59     24.76 -  27.18
     2012.............  7,707       10.23 - 13.95      92,599       2.26         0.70 - 2.59     18.75 -  21.06
     2011.............  9,304        8.45 - 11.74      93,329       3.43         0.70 - 2.59    -23.28 - -17.51
     2010............. 10,864       10.25 - 14.51     132,418       3.50         0.70 - 2.59      1.61 -   9.26
     2009............. 13,331        9.38 - 13.54     149,649         --         0.70 - 2.59     21.40 -  23.76

     VT International Growth
     2013.............  1,126        8.53 - 13.59      14,739       1.05         0.80 - 2.15     19.74 -  21.39
     2012.............  1,306        7.12 - 11.20      14,073       1.48         0.80 - 2.15     18.40 -  20.04
     2011.............  1,545        6.02 -  9.33      14,000       2.52         0.80 - 2.15    -19.66 - -18.55
     2010.............  1,737        7.49 - 11.45      19,448       2.77         0.80 - 2.15      9.79 -  11.31
     2009.............  2,263        6.82 - 10.29      22,562       1.37         0.80 - 2.15     35.39 -  37.26

     VT International Value
     2013.............  1,096       12.46 - 15.85      16,375       2.53         0.80 - 2.15     19.59 -  21.23
     2012.............  1,238       10.42 - 13.08      15,369       3.14         0.80 - 2.15     19.08 -  20.73
     2011.............  1,543        8.75 - 10.83      15,943       2.74         0.80 - 2.15    -15.63 - -14.47
     2010.............  1,943       10.37 - 12.66      23,612       3.26         0.80 - 2.15      4.82 -   6.27
     2009.............  2,451        9.90 - 11.92      28,222         --         0.80 - 2.15     23.48 -  25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2013.............  4,884   $11.58 - 17.79    $ 57,858      1.51%        0.80 - 2.44%     31.83 -  34.04%
     2012.............  5,775     8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011.............  6,981     7.46 - 11.84      53,722      1.15         0.80 - 2.44      -8.52 -  -0.76
     2010.............  8,264     7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009............. 10,361     6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78

     VT Money Market
     2013.............  6,570     8.72 - 11.67      65,393      0.01         0.80 - 2.59      -2.58 -  -0.79
     2012.............  8,055     8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011.............  8,989     9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010............. 10,950     9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009............. 13,389     9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59

     VT Multi Cap Growth
     2013.............  7,351    11.64 - 20.73      85,227      0.51         0.80 - 2.69      32.77 -  35.35
     2012.............  8,569     8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011............. 10,185     7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010............. 12,642     7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009.............  8,619     6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08

     VT Multi Cap Value
     2013.............    301    24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23 -  40.93
     2012.............    348    17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011.............    382    15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010.............    471    16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009.............    564    13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89

     VT Research
     2013.............  1,932    14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24 -  32.30
     2012.............  2,279    10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011.............  2,810     9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010.............  3,483     9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009.............  4,329     8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12

     VT Small Cap Value
     2013.............  1,813    18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44 -  38.63
     2012.............  2,165    13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81 -  16.67
     2011.............  2,623    12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010.............  3,255    12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009.............  3,821    10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62

     VT Voyager
     2013.............  8,343    14.28 - 19.41     119,381      0.81         0.80 - 2.69      39.86 -  42.58
     2012............. 10,008    10.02 - 13.88     101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011............. 11,845     7.12 - 12.48     107,441        --         0.70 - 2.69     -20.06 - -18.42
     2010............. 13,951     8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009............. 17,282     7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2013.........    48   $13.53 - 14.43    $   659       3.73%        1.35 - 1.85%     -2.16 -  -1.66%
     2012.........    64    13.83 - 14.67        910       4.84         1.35 - 1.85       7.41 -   7.96
     2011.........    74    12.87 - 13.59        994       3.62         1.35 - 1.85       3.70 -   4.23
     2010.........    75    12.41 - 13.04        967       6.74         1.35 - 1.85       5.16 -   5.70
     2009.........   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16

     Van Kampen UIF Emerging Markets Equity
     2013......... 1,142    19.44 - 27.55     23,231       1.18         0.70 - 2.20      -3.18 -  -1.72
     2012......... 1,377    19.77 - 28.46     28,583         --         0.70 - 2.20      17.34 -  19.11
     2011......... 1,607    16.60 - 24.25     28,314       0.40         0.70 - 2.20     -20.00 - -18.79
     2010......... 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
     2009......... 1,949    17.30 - 26.03     36,845         --         0.70 - 2.20      66.15 -  68.66

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)
     2013......... 6,536    13.45 - 14.88     92,037       0.20         0.70 - 2.20      13.42 -  15.14
     2012......... 1,140    11.68 - 13.12     12,307       2.13         0.70 - 2.20      11.36 -  13.05
     2011......... 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -4.35 -   3.02
     2010......... 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
     2009......... 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61

     Van Kampen UIF Growth
     2013......... 1,540    16.89 - 20.88     27,382       0.43         0.70 - 2.69      44.09 -  47.04
     2012......... 1,901    11.49 - 14.49     23,350         --         0.70 - 2.69      11.29 -  13.58
     2011......... 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010......... 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009......... 3,168     8.59 - 11.51     30,116         --         0.70 - 2.69      61.10 -  64.40

     Van Kampen UIF Mid Cap Growth
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30      34.36 -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30       6.21 -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30      29.31 -  31.39
     2009......... 1,424    14.68 - 15.97     21,180         --         0.70 - 2.30      54.08 -  56.56

     Van Kampen UIF U.S. Real Estate
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30      -0.27 -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009......... 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2013.........   524   $17.53 - 20.19    $12,012       3.91%        1.29 - 2.59%    -11.12 -  -9.93%
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59      14.82 -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009......... 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43

     Van Kampen UIF Emerging Markets Equity (Class II)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59      -3.66 -  -2.38
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59      16.73 -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009.........   593    29.46 - 32.18     18,635         --         1.29 - 2.59      65.71 -  67.92

     Van Kampen UIF Global Franchise (Class II)
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59      16.56 -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59      12.59 -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009......... 4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)
     2013 (m)..... 2,266    15.13 - 17.42     31,979       0.12         1.29 - 2.59       8.25 -   9.24

     Van Kampen UIF Growth (Class II)
     2013.........   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59      43.90 -  45.82
     2012.........   394    16.04 - 16.29      6,732         --         1.29 - 2.59      11.09 -  12.58
     2011.........   509    14.25 - 14.67      7,708         --         1.29 - 2.59      -4.29 -   7.62
     2010.........   633    14.89 - 15.53     10,101         --         1.29 - 2.59      19.44 -  21.03
     2009.........   756    12.30 - 13.00     10,008         --         1.29 - 2.59      60.87 -  63.02

     Van Kampen UIF Mid Cap Growth (Class II)
     2013......... 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59      33.93 -  35.71
     2012......... 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59       5.67 -   7.09
     2011......... 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010......... 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59      28.85 -  30.56
     2009......... 2,520     9.72 - 17.72     34,343         --         1.29 - 2.59      53.29 -  55.34

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Small Company Growth (Class II)
     2013.....   363    $31.84 - 36.68     $12,718         -- %        1.29 - 2.59%     66.90 -  69.12%
     2012.....   474     19.08 - 21.69       9,880          --         1.29 - 2.59      11.73 -  13.22
     2011.....   601     17.08 - 19.16      11,112        4.01         1.29 - 2.59     -11.08 -  -9.89
     2010.....   752     19.20 - 21.26      15,510          --         1.29 - 2.59      23.28 -  24.93
     2009.....   886     15.58 - 17.02      14,682          --         1.29 - 2.59      42.85 -  44.75

     Van Kampen UIF U.S. Real Estate (Class II)
     2013..... 1,348     22.60 - 26.04      36,894        0.86         1.29 - 2.59      -0.88 -   0.44
     2012..... 1,553     25.88 - 25.92      42,444        0.60         1.29 - 2.59      12.79 -  13.95
     2011..... 1,894     22.71 - 22.98      45,526        0.54         1.29 - 2.59      -8.67 -   2.93
     2010..... 2,367     21.78 - 22.14      54,626        1.97         1.29 - 2.69       6.05 -  27.86
     2009..... 2,830     17.03 - 17.56      51,314        2.71         1.29 - 2.69      25.03 -  26.84

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                        Year Ended December 31,
($ in millions)                                         ----------------------
                                                         2013    2012    2011
                                                        ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $367,
     $402 and $447).................................... $  613  $  593  $  624
   Contract charges (net of reinsurance ceded
     of $251, $252 and $283)...........................  1,054   1,029   1,008
   Net investment income...............................  2,485   2,597   2,637
   Realized capital gains and losses:
       Total other-than-temporary impairment
         losses........................................    (49)    (60)   (279)
       Portion of loss recognized in other
         comprehensive income..........................     (3)     (8)    (14)
                                                        ------  ------  ------
          Net other-than-temporary impairment
            losses recognized in earnings..............    (52)    (68)   (293)
       Sales and other realized capital gains
         and losses....................................    128      52     683
                                                        ------  ------  ------
          Total realized capital gains and
            losses.....................................     76     (16)    390
                                                        ------  ------  ------
                                                         4,228   4,203   4,659
                                                        ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded
     of $331, $644 and $631)...........................  1,606   1,521   1,502
   Interest credited to contractholder funds
     (net of reinsurance ceded of $27, $28 and
     $27)..............................................  1,251   1,289   1,608
   Amortization of deferred policy acquisition
     costs.............................................    240     324     430
   Operating costs and expenses........................    434     437     394
   Restructuring and related charges...................      6      --       1
   Interest expense....................................     23      45      45
                                                        ------  ------  ------
                                                         3,560   3,616   3,980
                                                        ------  ------  ------
(Loss) gain on disposition of operations...............   (687)     18      15
                                                        ------  ------  ------
(Loss) income from operations before income tax
  expense                                                  (19)    605     694

Income tax expense.....................................     19     179     225
                                                        ------  ------  ------
Net (loss) income                                          (38)    426     469
                                                        ------  ------  ------
Other comprehensive (loss) income, after-tax
   Change in unrealized net capital gains and
     losses............................................   (707)    821     275
   Change in unrealized foreign currency
     translation adjustments...........................      2      --      (1)
                                                        ------  ------  ------
       Other comprehensive (loss) income,
         after-tax.....................................   (705)    821     274
                                                        ------  ------  ------
Comprehensive (loss) income                             $ (743) $1,247  $  743
                                                        ======  ======  ======

                See notes to consolidated financial statements.
                                      1

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
($ in millions, except par value data)                    ----------------
                                                            2013     2012
                                                          -------  -------
Assets
Investments
   Fixed income securities, at fair value
     (amortized cost $27,427 and $41,194)................ $28,756  $44,876
   Mortgage loans........................................   4,173    5,943
   Equity securities, at fair value (cost $565
     and $310)...........................................     650      345
   Limited partnership interests.........................   2,064    1,924
   Short-term, at fair value (amortized cost $590
     and $875)...........................................     590      875
   Policy loans..........................................     623      836
   Other.................................................   1,088    1,067
                                                          -------  -------
       Total investments.................................  37,944   55,866
Cash.....................................................      93      341
Deferred policy acquisition costs........................   1,331    1,834
Reinsurance recoverables.................................   2,754    4,570
Accrued investment income................................     358      489
Other assets.............................................     256      401
Separate Accounts........................................   5,039    6,610
Assets held for sale.....................................  15,593       --
                                                          -------  -------
          Total assets................................... $63,368  $70,111
                                                          =======  =======
Liabilities
Contractholder funds..................................... $23,604  $38,634
Reserve for life-contingent contract benefits............  11,589   14,117
Unearned premiums........................................       6       20
Payable to affiliates, net...............................     100      111
Other liabilities and accrued expenses...................     838    1,286
Deferred income taxes....................................     941    1,524
Notes due to related parties.............................     282      496
Separate Accounts........................................   5,039    6,610
Liabilities held for sale................................  14,899       --
                                                          -------  -------
          Total liabilities..............................  57,298   62,798
                                                          -------  -------
Commitments and Contingent Liabilities (Notes 8
  and 12)
Shareholder's Equity
Redeemable preferred stock - series A, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Redeemable preferred stock - series B, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Common stock, $227 par value, 23,800 shares
  authorized and outstanding.............................       5        5
Additional capital paid-in...............................   2,690    3,190
Retained income..........................................   2,447    2,485
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on
         fixed income securities with OTTI...............      31       (5)
       Other unrealized net capital gains and
         losses..........................................     997    2,405
       Unrealized adjustment to DAC, DSI and
         insurance reserves..............................    (101)    (766)
                                                          -------  -------
          Total unrealized net capital gains and
            losses.......................................     927    1,634
       Unrealized foreign currency translation
         adjustments.....................................       1       (1)
                                                          -------  -------
          Total accumulated other comprehensive
            income.......................................     928    1,633
                                                          -------  -------
          Total shareholder's equity.....................   6,070    7,313
                                                          -------  -------
          Total liabilities and shareholder's
            equity....................................... $63,368  $70,111
                                                          =======  =======

                See notes to consolidated financial statements.
                                      2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                   Year Ended December 31,
($ in millions)                                    ----------------------
                                                    2013    2012    2011
                                                   ------  ------  ------
Common stock...................................... $    5  $    5  $    5
                                                   ------  ------  ------
Additional capital paid-in
Balance, beginning of year........................  3,190   3,190   3,189
Return of capital.................................   (500)     --      --
Gain on purchase of investments from affiliate....     --      --       1
                                                   ------  ------  ------
Balance, end of year..............................  2,690   3,190   3,190
                                                   ------  ------  ------
Retained income
Balance, beginning of year........................  2,485   2,060   1,587
Net (loss) income.................................    (38)    426     469
Loss on reinsurance agreement with an affiliate...     --      (1)     --
Forgiveness of payable due to parent..............     --      --       4
                                                   ------  ------  ------
Balance, end of year..............................  2,447   2,485   2,060
                                                   ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year........................  1,633     812     538
Change in unrealized net capital gains and losses.   (707)    821     275
Change in unrealized foreign currency translation
  adjustments.....................................      2      --      (1)
                                                   ------  ------  ------
Balance, end of year..............................    928   1,633     812
                                                   ------  ------  ------
Total shareholder's equity........................ $6,070  $7,313  $6,067
                                                   ======  ======  ======

                See notes to consolidated financial statements.
                                      3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
($ in millions)                                   --------------------------
                                                    2013     2012     2011
                                                  -------  -------  --------
Cash flows from operating activities
Net (loss) income................................ $   (38) $   426  $    469
Adjustments to reconcile net (loss)
  income to net cash provided by
  operating activities:
   Amortization and other non-cash items.........     (73)     (25)      (61)
   Realized capital gains and losses.............     (76)      16      (390)
   Loss (gain) on disposition of
     operations..................................     687      (18)      (15)
   Interest credited to contractholder
     funds.......................................   1,251    1,289     1,608
   Changes in:
       Policy benefits and other
         insurance reserves......................    (634)    (656)     (568)
       Unearned premiums.........................      (2)      (3)       (4)
       Deferred policy acquisition costs.........     (14)      62       189
       Reinsurance recoverables, net.............     (54)    (157)     (259)
       Income taxes..............................      33      248       164
       Other operating assets and
         liabilities.............................     (65)     (35)      (46)
                                                  -------  -------  --------
          Net cash provided by operating
            activities...........................   1,015    1,147     1,087
                                                  -------  -------  --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities.......................   4,046    6,674    11,490
   Equity securities.............................     265       22        70
   Limited partnership interests.................     387      201       175
   Mortgage loans................................      24       15        97
   Other investments.............................      38      111       153
Investment collections
   Fixed income securities.......................   4,168    3,077     3,072
   Mortgage loans................................     926    1,022       692
   Other investments.............................      88       84        93
Investment purchases
   Fixed income securities.......................  (4,348)  (7,458)  (10,002)
   Equity securities.............................    (453)    (201)      (14)
   Limited partnership interests.................    (597)    (507)     (397)
   Mortgage loans................................    (522)    (449)     (820)
   Other investments.............................     (81)    (159)     (340)
Change in short-term investments, net............    (108)      16       463
Change in policy loans and other
  investments, net...............................      76       56      (280)
Disposition of operations........................      --       13        --
                                                  -------  -------  --------
          Net cash provided by investing
            activities...........................   3,909    2,517     4,452
                                                  -------  -------  --------
Cash flows from financing activities
Contractholder fund deposits.....................   2,062    2,061     1,871
Contractholder fund withdrawals..................  (6,520)  (5,490)   (7,218)
Return of capital................................    (500)      --        --
Repayment of notes due to related parties........    (214)    (204)       --
                                                  -------  -------  --------
          Net cash used in financing
            activities...........................  (5,172)  (3,633)   (5,347)
                                                  -------  -------  --------
Net (decrease) increase in cash..................    (248)      31       192
Cash at beginning of year........................     341      310       118
                                                  -------  -------  --------
Cash at end of year.............................. $    93  $   341  $    310
                                                  =======  =======  ========

                See notes to consolidated financial statements.
                                      4

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells life insurance and voluntary accident and health insurance products. The principal products are interest-sensitive, traditional and variable life insurance. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. Institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes were offered prior to 2009. The following table summarizes premiums and contract charges by product.

                                                          2013   2012   2011
   ($ in millions)                                       ------ ------ ------
   Premiums
      Traditional life insurance........................ $  471 $  449 $  420
      Immediate annuities with life contingencies.......     37     45    106
      Accident and health insurance.....................    105     99     98
                                                         ------ ------ ------
          Total premiums................................    613    593    624
   Contract charges
      Interest-sensitive life insurance.................  1,036  1,011    975
      Fixed annuities...................................     18     18     33
                                                         ------ ------ ------
          Total contract charges........................  1,054  1,029  1,008
                                                         ------ ------ ------
             Total premiums and contract charges........ $1,667 $1,622 $1,632
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents in New York.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2013 and 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $8 million and $10 million as of December 31, 2013 and 2012, respectively. Amortization expense of the present value of future profits was $2 million, $3 million and $2 million in 2013, 2012 and 2011, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2013 and 2012. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2013 or 2012.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Adopted accounting standards

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the FASB issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company's results of operations and financial position.

3. Held for Sale Transaction

   On July 17, 2013, the Company entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business for $600 million subject to certain adjustments as of the closing date. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. The estimated loss on disposition of $521 million, after-tax, was recorded in 2013, excluding any impact of unrealized net capital gains and losses. This transaction met the criteria for held for sale accounting. As a result, the related assets and liabilities are included as single line items in the asset and liability sections of the Consolidated Statement of Financial Position as of December 31, 2013. The following table summarizes the assets and liabilities held for sale as of December 31, 2013.

       ($ in millions)
       Assets
       Investments
          Fixed income securities............................... $10,167
          Mortgage loans........................................   1,367
          Short-term investments................................     160
          Policy loans..........................................     198
          Other investments.....................................      91
                                                                 -------
              Total investments.................................  11,983
       Deferred policy acquisition costs........................     743
       Reinsurance recoverables, net............................   1,660
       Accrued investment income................................     109
       Other assets.............................................      79
       Separate Accounts........................................   1,701
                                                                 -------
                 Assets held for sale...........................  16,275
                 Less: Loss accrual.............................    (682)
                                                                 -------
                     Total assets held for sale................. $15,593
                                                                 =======
       Liabilities
       Reserve for life-contingent contract benefits............ $ 1,894
       Contractholder funds.....................................  10,945
       Unearned premiums........................................      12
       Deferred income taxes....................................     151
       Other liabilities and accrued expenses...................     196
       Separate Accounts........................................   1,701
                                                                 -------
                     Total liabilities held for sale............ $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $306 million, $231 million and $486 million in 2013, 2012 and 2011, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $322 million, $543 million and $220 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $6 million, $18 million and $43 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2013   2012   2011
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments.......... $ 235  $(298) $ 202
                                                     -----  -----  -----
         Operating cash flow provided (used)........   235   (298)   202
      Net change in cash............................    (2)    --     --
                                                     -----  -----  -----
         Net change in proceeds managed............. $ 233  $(298) $ 202
                                                     =====  =====  =====
      Net change in liabilities
      Liabilities for collateral, beginning of year. $(561) $(263) $(465)
      Liabilities for collateral, end of year.......  (328)  (561)  (263)
                                                     -----  -----  -----
         Operating cash flow (used) provided........ $(233) $ 298  $(202)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $456 million, $451 million and $399 million in 2013, 2012 and 2011, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million, $35 million and $56 million of structured settlement annuities, a type of immediate annuity, in 2013, 2012 and 2011, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million, $3 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2013, 2012 and 2011, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.72 billion and $4.77 billion as of December 31, 2013 and 2012, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $13 million, $11 million and $15 million in 2013, 2012 and 2011, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2013 2012
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC................... $  7 $  7
           5.75% Note, due 2018, to AIC...................   --    4
           5.75% Note, due 2018, to AIC...................   --   10
           7.00% Surplus Note, due 2028, to AIC /(1)/.....   --  200
           6.74% Surplus Note, due 2029, to Kennett /(1)/.   25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/.  100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/.  100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/.   50   50
                                                           ---- ----
              Total notes due to related parties.......... $282 $496
                                                           ==== ====
--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2013 and 2012.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2013, 2012 and 2011, the Company recorded net investment income on these notes of $15 million. In each of 2013, 2012 and 2011, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, 2012 and 2011, the Company incurred interest expense on this surplus note of $7 million, $27 million and $28 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2013, 2012 and 2011, the Company incurred interest expense on these notes of $1 million, $1 million and $745 thousand respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2013 or 2012.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2013 or 2012.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2013 and 2012, no capital had been provided by AIC under this agreement.

Investment purchases and sales

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

Pension benefit plans

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Return of capital

   In December 2013, the Company paid a return of capital of $500 million to AIC, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   Gross unrealized
       ($ in millions)                   Amortized ---------------   Fair
                                           cost    Gains    Losses   value
                                         ---------  ------  ------  -------
       December 31, 2013
       U.S. government and agencies.....  $   678  $   90   $  (2)  $   766
       Municipal........................    3,135     231     (62)    3,304
       Corporate........................   20,397   1,214    (295)   21,316
       Foreign government...............      715      83      (6)      792
       ABS..............................    1,011      30     (34)    1,007
       RMBS.............................      752      50     (12)      790
       CMBS.............................      724      47      (7)      764
       Redeemable preferred stock.......       15       2      --        17
                                          -------   ------  -----   -------
          Total fixed income securities.  $27,427  $1,747   $(418)  $28,756
                                          =======   ======  =====   =======
       December 31, 2012
       U.S. government and agencies.....  $ 2,137  $  242   $  --   $ 2,379
       Municipal........................    4,153     612     (61)    4,704
       Corporate........................   28,748   2,896    (113)   31,531
       Foreign government...............    1,017     164      (1)    1,180
       ABS..............................    1,921      49    (105)    1,865
       RMBS.............................    1,778      82     (69)    1,791
       CMBS.............................    1,425      60     (77)    1,408
       Redeemable preferred stock.......       15       3      --        18
                                          -------   ------  -----   -------
          Total fixed income securities.  $41,194  $4,108   $(426)  $44,876
                                          =======   ======  =====   =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less................  $ 1,106  $ 1,132
           Due after one year through five years..    5,060    5,457
           Due after five years through ten years.   10,955   11,316
           Due after ten years....................    7,819    8,290
                                                    -------  -------
                                                     24,940   26,195
           ABS, RMBS and CMBS.....................    2,487    2,561
                                                    -------  -------
              Total...............................  $27,427  $28,756
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                    2013    2012    2011
($ in millions)                                    ------  ------  ------
Fixed income securities........................... $1,947  $2,084  $2,264
Mortgage loans....................................    345     345     345
Equity securities.................................     12       9       7
Limited partnership interests /(1)/...............    175     159      49
Short-term investments............................      2       2       3
Policy loans......................................     49      51      53
Other.............................................     63      61      18
                                                   ------  ------  ------
   Investment income, before expense..............  2,593   2,711   2,739
   Investment expense.............................   (108)   (114)   (102)
                                                   ------  ------  ------
       Net investment income...................... $2,485  $2,597  $2,637
                                                   ======  ======  ======
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                        2013 2012   2011
($ in millions)                                         ---- ----  -----
Fixed income securities................................ $ 3  $(62) $ 539
Mortgage loans.........................................  20     8    (23)
Equity securities......................................  45    --     14
Limited partnership interests /(1)/....................  (6)   --     62
Derivatives............................................  14    34   (203)
Other..................................................  --     4      1
                                                        ---  ----  -----
   Realized capital gains and losses................... $76  $(16) $ 390
                                                        ===  ====  =====
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                        2013  2012   2011
($ in millions)                                         ----  ----  -----
Impairment write-downs................................. $(33) $(51) $(242)
Change in intent write-downs...........................  (19)  (17)   (51)
                                                        ----  ----  -----
   Net other-than-temporary impairment
     losses recognized in earnings.....................  (52)  (68)  (293)
Sales..................................................  114    17    823
Valuation of derivative instruments....................   (3)  (16)  (224)
Settlements of derivative instruments..................   17    51     22
EMA limited partnership income.........................   --    --     62
                                                        ----  ----  -----
       Realized capital gains and losses............... $ 76  $(16) $ 390
                                                        ====  ====  =====

   Gross gains of $94 million, $225 million and $835 million and gross losses of $46 million, $222 million and $124 million were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                   2013                 2012                  2011
($ in millions)            -------------------  -------------------  ---------------------
                                 Included             Included              Included
                           Gross  in OCI   Net  Gross  in OCI   Net  Gross   in OCI   Net
                           ----- -------- ----  ----- -------- ----  -----  -------- -----
Fixed income
  securities:
   Municipal.............. $ (8)   $--    $ (8) $ --    $--    $ --  $ (14)   $ (3)  $ (17)
   Corporate..............   --     --      --   (16)    (2)    (18)   (28)      6     (22)
   ABS....................   --     (2)     (2)   --     --      --     (8)      2      (6)
   RMBS...................   (2)     2      --   (23)    (9)    (32)  (111)    (20)   (131)
   CMBS...................  (32)    (3)    (35)  (22)     3     (19)   (66)      1     (65)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----
   Total fixed
     income
     securities...........  (42)    (3)    (45)  (61)    (8)    (69)  (227)    (14)   (241)
Mortgage loans............   11     --      11     5     --       5    (33)     --     (33)
Equity securities.........   (6)    --      (6)   (1)    --      (1)    (5)     --      (5)
Limited partnership
  interests...............   (9)    --      (9)   (3)    --      (3)    (3)     --      (3)
   Other                     (3)    --      (3)   --     --      --    (11)     --     (11)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----

     Other-than-temporary
     impairment
     losses............... $(49)   $(3)   $(52) $(60)   $(8)   $(68) $(279)   $(14)  $(293)
                           ====    ===    ====  ====    ===    ====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $164 million and $134 million as of December 31, 2013 and 2012, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                                     December 31, December 31,
                                                         2013         2012
  ($ in millions)                                    ------------ ------------
  Municipal.........................................    $  (5)       $  (5)
  Corporate.........................................       --           (1)
  ABS...............................................      (10)         (14)
  RMBS..............................................      (90)        (103)
  CMBS..............................................      (12)         (19)
                                                        -----        -----
     Total..........................................    $(117)       $(142)
                                                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                    2013   2012   2011
($ in millions)                                    -----  -----  -----
Beginning balance................................. $(345) $(581) $(701)
Additional credit loss for securities previously
  other-than- temporarily impaired................   (13)   (33)   (76)
Additional credit loss for securities not
  previously other-than- temporarily impaired.....   (19)   (20)  (114)
Reduction in credit loss for securities disposed
  or collected....................................    75    288    288
Reduction in credit loss for securities the
  Company has made the decision to sell or more
  likely than not will be required to sell........     2     --     13
Change in credit loss due to accretion of
  increase in cash flows..........................     1      1      9
                                                   -----  -----  -----
Ending balance/ (1)/.............................. $(299) $(345) $(581)
                                                   =====  =====  =====
--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2013
Fixed income securities............... $28,756  $1,747   $(418)      $1,329
Equity securities.....................     650      90      (5)          85
Short-term investments................     590      --      --           --
Derivative instruments /(1)/..........     (13)      1     (14)         (13)
EMA limited partnerships /(2)/........                                   (2)
Investments classified as held for
  sale................................                                  190
                                                                     ------
   Unrealized net capital gains and
     losses, pre-tax..................                                1,589
Amounts recognized for:
   Insurance reserves /(3)/...........                                   --
   DAC and DSI /(4)/..................                                 (156)
                                                                     ------
       Amounts recognized.............                                 (156)
Deferred income taxes.................                                 (506)
                                                                     ------
   Unrealized net capital gains and
     losses, after-tax................                               $  927
                                                                     ======
--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2012
Fixed income securities............... $44,876  $4,108   $(426)     $ 3,682
Equity securities.....................     345      36      (1)          35
Short-term investments................     875      --      --           --
Derivative instruments /(1)/..........     (17)      2     (19)         (17)
EMA limited partnerships..............                                    1
                                                                    -------
   Unrealized net capital gains and
     losses, pre-tax..................                                3,701
Amounts recognized for:
   Insurance reserves.................                                 (771)
   DAC and DSI........................                                 (408)
                                                                    -------
       Amounts recognized.............                               (1,179)
Deferred income taxes.................                                 (888)
                                                                    -------
   Unrealized net capital gains and
     losses, after-tax................                              $ 1,634
                                                                    =======
--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                     2013    2012    2011
($ in millions)                                    -------  ------  ------
Fixed income securities........................... $(2,353) $1,735  $1,219
Equity securities.................................      50      (1)    (11)
Derivative instruments............................       4      (5)      5
EMA limited partnerships..........................      (3)     --       1
Investments classified as held for sale...........     190      --      --
                                                   -------  ------  ------
   Total..........................................  (2,112)  1,729   1,214
Amounts recognized for:
   Insurance reserves.............................     771    (177)   (585)
   DAC and DSI....................................     252    (288)   (207)
                                                   -------  ------  ------
       Amounts recognized.........................   1,023    (465)   (792)
Deferred income taxes.............................     382    (443)   (147)
                                                   -------  ------  ------
(Decrease) increase in unrealized net capital
  gains and losses, after-tax..................... $  (707) $  821  $  275
                                                   =======  ======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                       Less than 12 months          12 months or more
($ in millions)                    --------------------------  --------------------------    Total
                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                   of issues value    losses   of issues value    losses     losses
                                   --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2013
Fixed income securities
   U.S. government and
     agencies.....................      4    $   76   $  (2)       --    $   --   $  --      $  (2)
   Municipal......................     63       347     (24)       21        99     (38)       (62)
   Corporate......................    530     5,191    (224)       48       467     (71)      (295)
   Foreign government.............      7        76      (4)        1        13      (2)        (6)
   ABS............................     17       162      (1)       42       400     (33)       (34)
   RMBS...........................     35        42      (2)       47       129     (10)       (12)
   CMBS...........................      5        14      --         6        52      (7)        (7)
   Redeemable preferred stock.....     --        --      --        --        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661     5,908    (257)      165     1,160    (161)      (418)
Equity securities.................     25        80      (5)       --        --      --         (5)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed
  income securities...............    135       636     (21)       55       326     (49)       (70)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2012
Fixed income securities
   U.S. government and
     agencies.....................      1    $   15   $  --        --    $   --   $  --      $  --
   Municipal......................     11       101      (7)       50       395     (54)       (61)
   Corporate......................     79     1,086     (27)       66       829     (86)      (113)
   Foreign government.............      2       121      (1)       --        --      --         (1)
   ABS............................      5        38      --        76       763    (105)      (105)
   RMBS...........................     49        30      --       164       442     (69)       (69)
   CMBS...........................     10        65      --        43       358     (77)       (77)
   Redeemable preferred stock.....     --        --      --         1        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157     1,456     (35)      400     2,787    (391)      (426)
Equity securities.................      3        57      (1)        1        --      --         (1)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    160    $1,513   $ (36)      401    $2,787   $(391)     $(427)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    132    $1,244   $ (29)      262    $1,919   $(195)     $(224)
Below investment grade fixed
  income securities...............     25       212      (6)      138       868    (196)      (202)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157    $1,456   $ (35)      400    $2,787   $(391)     $(426)
                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2013, $331 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $331 million, $276 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2013, the remaining $92 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $72 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $92 million, $20 million are related to below investment grade fixed income securities. Of these amounts, $15 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2013.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2013, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2013 and 2012, the carrying value of equity method limited partnerships totaled $1.46 billion and $1.31 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2013 or 2012. In 2011, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2013 and 2012, the carrying value for cost method limited partnerships was $605 million and $617 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2013, 2012 and 2011, the Company had write-downs related to cost method limited partnerships of $9 million, $3 million and $2 million, respectively.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $4.17 billion and $5.94 billion as of December 31, 2013 and 2012, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2013  2012
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California........................ 24.0% 24.2%
                       Illinois..........................  9.7   7.8
                       New Jersey........................  7.2   6.5
                       Texas.............................  6.3   6.0
                       New York..........................  6.2   6.6
                       District of Columbia..............  5.4   3.8
                       Florida...........................  5.2   4.3
                       Pennsylvania......................  3.9   5.1

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                            2013   2012
        (% of mortgage loan portfolio carrying value)      -----  -----
        Office buildings..................................  28.3%  28.0%
        Retail............................................  22.9   24.0
        Apartment complex.................................  19.2   17.4
        Warehouse.........................................  18.6   20.4
        Other.............................................  11.0   10.2
                                                           -----  -----
           Total.......................................... 100.0% 100.0%
                                                           =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

                                                   Number  Carrying
                                                  of loans  value   Percent
    ($ in millions)                               -------- -------- -------
    2014.........................................    23     $  325     7.8%
    2015.........................................    38        616    14.8
    2016.........................................    34        334     8.0
    2017.........................................    40        449    10.8
    Thereafter...................................   193      2,449    58.6
                                                    ---     ------   -----
       Total.....................................   328     $4,173   100.0%
                                                    ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2013.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                        2013                     2012
 ($ in millions)              ------------------------ ------------------------
                               Fixed   Variable         Fixed   Variable
                                rate     rate            rate     rate
                              mortgage mortgage        mortgage mortgage
 Debt service coverage         loans    loans   Total   loans    loans   Total
 ratio distribution           -------- -------- ------ -------- -------- ------
 Below 1.0...................  $  153    $--    $  153  $  266    $ --   $  266
 1.0 - 1.25..................     560     --       560   1,158      --    1,158
 1.26 - 1.50.................   1,167      2     1,169   1,364      17    1,381
 Above 1.50..................   2,176     38     2,214   2,854     129    2,983
                               ------    ---    ------  ------    ----   ------
    Total non-impaired
      mortgage loans.........  $4,056    $40    $4,096  $5,642    $146   $5,788
                               ======    ===    ======  ======    ====   ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2013 2012
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance.... $77  $147
        Impaired mortgage loans without a valuation allowance.  --     8
                                                               ---  ----
        Total impaired mortgage loans......................... $77  $155
                                                               ===  ====
        Valuation allowance on impaired mortgage loans........ $21  $ 42

   The average balance of impaired loans was $86 million, $202 million and $207 million during 2013, 2012 and 2011, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2013  2012  2011
       ($ in millions)                                 ----  ----  ----
       Beginning balance.............................. $ 42  $ 63  $ 84
       Net (decrease) increase in valuation allowance.  (11)   (5)   33
       Charge offs....................................   (8)  (16)  (54)
       Mortgage loans classified as held for sale.....   (2)   --    --
                                                       ----  ----  ----
       Ending balance................................. $ 21  $ 42  $ 63
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2013   2012
                 ($ in millions)                  ------ ------
                 Less than 90 days past due...... $   -- $   20
                 90 days or greater past due.....     --      4
                                                  ------ ------
                    Total past due...............     --     24
                    Current loans................  4,173  5,919
                                                  ------ ------
                        Total mortgage loans..... $4,173 $5,943
                                                  ====== ======

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2013  2012
          (% of municipal bond portfolio carrying value)  ----  ----
                           California.................... 15.9% 14.1%
                           Texas......................... 13.5  11.8
                           Oregon........................  5.4   4.7
                           New Jersey....................  5.2   4.5
                           New York......................  5.2   7.1
                           Illinois......................  5.1   4.3

Concentration of credit risk

   As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2013 and 2012, fixed income securities with a carrying value of $312 million and $525 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2013, 2012 and 2011.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $2.89 billion and $3.35 billion as of December 31, 2013 and 2012, respectively.

   As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $53 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2013, the carrying value of fixed income securities that were non-income producing was $11 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:. Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:. Assets and liabilities whose values are based on the following:

    (a)Quoted prices for similar assets or liabilities in active markets;

    (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

    (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:. Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   . Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                Quoted
                               prices in
                                active
                                markets  Significant
                                  for       other    Significant  Counterparty
                               identical observable  unobservable   and cash   Balance as of
                                assets     inputs       inputs     collateral  December 31,
                               (Level 1)  (Level 2)   (Level 3)     netting        2013
($ in millions)                --------- ----------- ------------ ------------ -------------
Assets
   Fixed income
     securities:
       U.S.
         government
         and
         agencies.............  $  145     $   621     $     --                  $    766
       Municipal..............      --       3,185          119                     3,304
       Corporate..............      --      20,308        1,008                    21,316
       Foreign
         government...........      --         792           --                       792
       ABS....................      --         895          112                     1,007
       RMBS...................      --         790           --                       790
       CMBS...................      --         763            1                       764
       Redeemable
         preferred
         stock................      --          16            1                        17
                                ------     -------     --------                  --------
          Total
            fixed
            income
            securities........     145      27,370        1,241                    28,756
   Equity securities..........     593          51            6                       650
   Short-term
     investments..............     129         461           --                       590
   Other
     investments:
     Free-standing
     derivatives..............      --         268            9      $ (11)           266
   Separate account
     assets...................   5,039          --           --                     5,039
   Assets held for
     sale.....................   1,854       9,812          362                    12,028
                                ------     -------     --------      -----       --------
          Total
            recurring
            basis
            assets............   7,760      37,962        1,618        (11)        47,329
   Non-recurring
     basis/ (1)/..............      --          --           17                        17
                                ------     -------     --------      -----       --------
Total assets at
  fair value..................  $7,760     $37,962     $  1,635      $ (11)      $ 47,346
                                ======     =======     ========      =====       ========
% of total assets
  at fair value...............    16.4%       80.2%         3.4%      --  %         100.0%
Liabilities
   Contractholder
     funds:
     Derivatives
     embedded in
     life and
     annuity
     contracts................  $   --     $    --     $   (307)                 $   (307)
   Other
     liabilities:
     Free-standing
     derivatives..............      --        (185)         (14)     $   7           (192)
   Liabilities held
     for sale.................      --          --         (246)                     (246)
                                ------     -------     --------      -----       --------
       Total
         recurring
         basis
         liabilities..........      --        (185)        (567)         7           (745)
   Non-recurring
     basis/ (2)/..............      --          --      (11,088)                  (11,088)
                                ------     -------     --------      -----       --------
Total liabilities
  at fair value...............  $   --     $  (185)    $(11,655)     $   7       $(11,833)
                                ======     =======     ========      =====       ========
% of total
  liabilities at
  fair value..................    --  %        1.6%        98.5%      (0.1)%        100.0%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012.

($ in millions)                        Quoted
                                      prices in
                                       active
                                       markets  Significant              Counterparty
                                         for       other    Significant      and
                                      identical observable  unobservable     cash     Balance as of
                                       assets     inputs       inputs     collateral  December 31,
                                      (Level 1)  (Level 2)   (Level 3)     netting        2012
                                      --------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies....................  $1,074     $ 1,305      $   --                    $ 2,379
       Municipal.....................      --       4,366         338                      4,704
       Corporate.....................      --      30,030       1,501                     31,531
       Foreign government............      --       1,180          --                      1,180
       ABS...........................      --       1,666         199                      1,865
       RMBS..........................      --       1,791          --                      1,791
       CMBS..........................      --       1,387          21                      1,408
       Redeemable preferred
         stock.......................      --          17           1                         18
                                       ------     -------      ------                    -------
          Total fixed income
            securities...............   1,074      41,742       2,060                     44,876
   Equity securities.................     338          --           7                        345
   Short-term investments............     220         655          --                        875
   Other investments:
     Free-standing derivatives.......      --         173           3       $ (47)           129
   Separate account assets...........   6,610          --          --                      6,610
   Other assets......................       2          --           1                          3
                                       ------     -------      ------       -----        -------
       Total recurring basis
         assets......................   8,244      42,570       2,071         (47)        52,838
   Non-recurring basis/ (1)/.........      --          --           6                          6
                                       ------     -------      ------       -----        -------
   Total assets at fair value........  $8,244     $42,570      $2,077       $ (47)       $52,844
                                       ======     =======      ======       =====        =======
   % of total assets at fair
     value...........................    15.6%       80.6%        3.9%       (0.1)%        100.0%

Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts.......................  $   --     $    --      $ (553)                   $  (553)
   Other liabilities:
     Free-standing derivatives.......      --         (91)        (30)      $  29            (92)
                                       ------     -------      ------       -----        -------
Total liabilities at fair
  value..............................  $   --     $   (91)     $ (583)      $  29        $  (645)
                                       ======     =======      ======       =====        =======
% of total liabilities at
  fair value.........................     -- %       14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                               Fair   Valuation  Unobservable          Weighted
                               value  technique     input      Range   average
($ in millions)                -----  ---------- ------------ -------  --------
December 31, 2013
Derivatives embedded in life   $(247) Stochastic Projected      1.0 -     1.75%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............
Liabilities held for sale -    $(246) Stochastic Projected      1.0 -     1.91%
  Equity-indexed and forward          cash flow  option cost      2.0%
  starting options............        model
December 31, 2012
ARS backed by student loans... $ 202  Discounted Anticipated  18 - 60  32 - 44
                                      cash flow  date          months   months
                                      model      liquidity
                                                 will return
                                                 to the
                                                 market
Derivatives embedded in life   $(419) Stochastic Projected      1.0 -     1.92%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value. If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value.

   As of December 31, 2013 and 2012, Level 3 fair value measurements include $1.15 billion and $1.72 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  338        $ (12)     $  19      $  --       $   --
       Corporate.....................     1,501           32        (32)        84         (172)
       ABS...........................       199           (2)        30         17          (16)
       RMBS..........................        --           --         --         --           --
       CMBS..........................        21           (1)         3         --           --
       Redeemable preferred
         stock.......................         1           --         --         --           --
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............     2,060           17         20        101         (188)
       Equity securities.............         7           --         --         --           --
       Free-standing
         derivatives, net............       (27)          19         --         --           --
       Other assets..................         1           (1)        --         --           --
       Assets held for sale..........        --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (553)       $  89      $  --      $  --       $   --
       Liabilities held for
         sale........................        --           20         --         --           --
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate.....................      (244)         145       (173)      (133)       1,008
       ABS...........................       (85)          --         (8)       (23)         112
       RMBS..........................        --           --         --         --           --
       CMBS..........................        (5)          --        (17)        --            1
       Redeemable preferred
         stock.......................        --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............      (385)         145       (371)      (158)       1,241
       Equity securities.............        --           --         (1)        --            6
       Free-standing
         derivatives, net............        --            9         --         (6)          (5)/(3)/
       Other assets..................        --           --         --         --           --
       Assets held for sale..........       385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale........................      (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                       Total gains
                                                    (losses) included
                                                           in:
($ in millions)                                     -----------------
                                      Balance as of                      Transfers    Transfers
                                      December 31,      Net                into        out of
                                          2011      income /(1)/  OCI     Level 3      Level 3
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  387        $  (5)     $ 22     $  53       $  (10)
       Corporate.....................     1,319           20        63       381          (64)
       ABS...........................       254           24        59        42           (7)
       RMBS..........................        47           --        --        --          (47)
       CMBS..........................        30           (4)       10        --           --
       Redeemable preferred
         stock.......................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............     2,038           35       154       476         (128)
       Equity securities.............        14           --        --        --           --
       Free-standing
         derivatives, net............       (88)          25        --        --           --
       Other assets..................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $1,965        $  60      $154     $ 476       $ (128)
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (723)       $ 168      $ --     $  --       $   --
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $ (723)       $ 168      $ --     $  --       $   --
                                         ======        =====      ====     =====       ======

                                                                                    Balance as of
                                                                                    December 31,
                                        Purchases      Sales     Issues Settlements     2012
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   --        $(107)     $ --     $  (2)      $  338
       Corporate.....................       125         (223)       --      (120)       1,501
       ABS...........................        11         (165)       --       (19)         199
       RMBS..........................        --           --        --        --           --
       CMBS..........................        --           --        --       (15)          21
       Redeemable preferred
         stock.......................         1           (1)       --        --            1
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............       137         (496)       --      (156)       2,060
       Equity securities.............         5          (12)       --        --            7
       Free-standing
         derivatives, net............        27           --        --         9          (27)/(2)/
       Other assets..................        --           --        --        --            1
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $  169        $(508)     $ --     $(147)      $2,041
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --        $  --      $(79)    $  81       $ (553)
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $  --      $(79)    $  81       $ (553)
                                         ======        =====      ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2010      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  601       $    (2)    $   7      $  48       $   (34)
       Corporate.....................     1,760            52       (35)       237          (410)
       ABS...........................     1,974            21       (65)        --        (1,470)
       RMBS..........................     1,189           (57)       77         --          (853)
       CMBS..........................       844           (43)      111         65          (878)
       Redeemable preferred
         stock.......................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............     6,369           (29)       95        350        (3,645)
       Equity securities.............        29            (5)       --         --           (10)
       Free-standing
         derivatives, net............       (77)          (37)       --         --            --
       Other assets..................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $6,322       $   (71)    $  95      $ 350       $(3,655)
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (653)      $  (134)    $  --      $  --       $    --
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $ (653)      $  (134)    $  --      $  --       $    --
                                         ======       =======     =====      =====       =======

                                                                                      Balance as of
                                                                                      December 31,
                                        Purchases      Sales      Issues  Settlements     2011
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   10       $  (241)    $  --      $  (2)      $   387
       Corporate.....................       266          (473)       --        (78)        1,319
       ABS...........................       146          (136)       --       (216)          254
       RMBS..........................        --          (222)       --        (87)           47
       CMBS..........................        --           (66)       --         (3)           30
       Redeemable preferred
         stock.......................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............       422        (1,138)       --       (386)        2,038
       Equity securities.............         1            (1)       --         --            14
       Free-standing
         derivatives, net............        18            --        --          8           (88)/(2)/
       Other assets..................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $  441       $(1,139)    $  --      $(378)      $ 1,965
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --       $    --     $(100)     $ 164       $  (723)
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $   --       $    --     $(100)     $ 164       $  (723)
                                         ======       =======     =====      =====       =======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2013 or 2011. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.

   Transfers into Level 3 during 2013, 2012 and 2011 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2013, 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                  2013  2012   2011
            ($ in millions)                       ----  ----  -----
            Assets
               Fixed income securities:
                   Municipal..................... $ (4) $ --  $  (2)
                   Corporate.....................   13    15     19
                   ABS...........................   (2)   --    (35)
                   CMBS..........................   (2)   (3)   (12)
                                                  ----  ----  -----
                      Total fixed income
                        securities...............    5    12    (30)
                   Equity securities.............   --    --     (4)
                   Free-standing
                     derivatives, net............   10     6    (29)
                   Other assets..................   (1)   --     --
                   Assets held for sale..........   (2)   --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3 assets........... $ 12  $ 18  $ (63)
                                                  ====  ====  =====
            Liabilities
                   Contractholder funds:
                     Derivatives embedded
                     in life and annuity
                     contracts................... $ 89  $168  $(134)
                   Liabilities held for
                     sale........................   20    --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3
                        liabilities.............. $109  $168  $(134)
                                                  ====  ====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2013 December 31, 2012
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans...................  $4,173   $4,300   $5,943   $6,223
       Cost method limited partnerships.     605      799      617      778
       Agent loans......................     341      325      319      314
       Bank loans.......................     160      161      282      282
       Notes due from related party.....     275      275      275      275
       Assets held for sale.............   1,458    1,532       --       --

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                      December 31, 2013 December 31, 2012
        ($ in millions)               ----------------  ----------------
                                      Carrying   Fair   Carrying   Fair
                                       value     value   value     value
                                      --------  ------- --------  -------
        Contractholder funds on
          investment contracts....... $15,542   $16,198 $26,984   $27,989
        Notes due to related parties.     282       282     496       496
        Liability for collateral.....     328       328     561       561
        Liabilities held for sale....   7,417     7,298      --        --

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During December 2013, swaptions were utilized to hedge the expected proceeds from the pending disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.

   As of December 31, 2013, the Company pledged $4 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   1  $  1    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swaption           Other
     agreements................  investments     1,420      n/a      --    --       --
   Interest rate cap                Other
     agreements................  investments        61      n/a       2     2       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments         3   10,035     261   261       --
   Financial futures contracts.  Other assets       --      627      --    --       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        47      n/a      --    --       --
  Embedded derivative
   financial instruments
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments         1      n/a      --    --       --
   Credit default swaps -           Other
     selling protection........  investments        85      n/a       2     2       --
  Other contracts
   Other contracts.............  Other assets        4      n/a      --    --       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  1,633   10,662     253   265      (12)
                                               -------   ------   -----  ----    -----
Total asset derivatives                        $ 1,649   10,662   $ 254  $266    $ (12)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   132      n/a   $ (15) $ --    $ (15)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses         85      n/a       4     4       --
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses      4,570      n/a       1     1       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        262      n/a       4     4       --
  Equity and index contracts
   Options.....................     Other
                                liabilities &
                                   accrued
                                   expenses         55   10,035    (165)    2     (167)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          738      n/a     (43)   --      (43)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          506      n/a     (13)   --      (13)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        1,693      n/a    (247)   --     (247)
                                 Liabilities
                                held for sale    2,363      n/a    (246)   --     (246)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (4)   --       (4)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        171      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        100      n/a     (15)   --      (15)
                                               -------   ------   -----  ----    -----
       Subtotal................                 10,628   10,035    (726)   11     (737)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                 10,760   10,035    (741) $ 11    $(752)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $12,409   20,697   $(487)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   2  $  2    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................  investments     5,541      n/a      19    28       (9)
   Interest rate cap                Other
     agreements................  investments       372      n/a       1     1       --
   Financial futures contracts.  Other assets      n/a        2      --    --       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments       146   12,400     125   125       --
   Financial futures contracts.  Other assets      n/a      249       2     2       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        44      n/a      --    --       --
  Embedded derivative
   financial instruments
   Conversion options..........  Fixed income
                                  securities         5      n/a      --    --       --
   Equity-indexed call options.  Fixed income
                                  securities        90      n/a       9     9       --
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments        32      n/a      (1)   --       (1)
   Credit default swaps -           Other
     selling protection........  investments       100      n/a       1     1       --
  Other contracts
   Other contracts.............  Other assets        4      n/a       1     1       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  6,346   12,651     145   167      (22)
                                               -------   ------   -----  ----    -----
Total asset derivatives........                $ 6,362   12,651   $ 147  $169    $ (22)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   135      n/a   $ (19) $ --    $ (19)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses      1,185      n/a      16    18       (2)
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses        250      n/a      --    --       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        429      n/a       1     1       --
   Financial futures contracts.     Other
                                liabilities &
                                   accrued
                                   expenses         --      357      --    --       --
  Equity and index contracts
   Options and futures.........     Other
                                liabilities &
                                   accrued
                                   expenses         --   12,262     (58)   --      (58)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          820      n/a     (86)   --      (86)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          554      n/a     (39)   --      (39)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        3,916      n/a    (419)   --     (419)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (9)   --       (9)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        193      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        130      n/a     (30)   --      (30)
                                               -------   ------   -----  ----    -----
       Subtotal................                  7,562   12,619    (626)   19     (645)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                  7,697   12,619    (645) $ 19    $(664)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $14,059   25,270   $(498)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                      Offsets
  ($ in millions)               ------------------
                                                      Net
                                            Cash    amount  Securities
                                Counter- collateral   on    collateral
                         Gross   party   (received) balance (received)  Net
                         amount netting   pledged    sheet   pledged   amount
                         ------ -------- ---------- ------- ---------- ------
  December 31, 2013
  Asset derivatives.....  $ 14    $(11)     $ --     $  3      $(3)     $--
  Liability derivatives.   (33)     11        (4)     (26)      22       (4)

  December 31, 2012
  Asset derivatives.....  $ 52    $(29)     $(18)    $  5      $(5)     $--
  Liability derivatives.   (63)     29        --      (34)      25       (9)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                              2013  2012  2011
 ($ in millions)                                              ----  ----  ----
 Gain (loss) recognized in OCI on derivatives during the
   period.................................................... $  3  $ (6) $  4
 Loss recognized in OCI on derivatives during the term of
   the hedging relationship..................................  (13)  (17)  (12)
 Loss reclassified from AOCI into income (net investment
   income)...................................................   (1)   --    --
 Loss reclassified from AOCI into income (realized capital
   gains and losses).........................................   --    (1)   (1)

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2013, 2012 or 2011.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31. In 2013, the Company had no derivatives used in fair value hedging relationships.

                                                    2013
($ in millions)           -------------------------------------------------------
                                                                       Total gain
                          Realized                                       (loss)
                          capital              Interest      Loss on   recognized
                           gains             credited to   disposition   in net
                            and    Contract contractholder     of       income on
                           losses  benefits     funds      operations  derivatives
                          -------- -------- -------------- ----------- -----------
Interest rate contracts..   $ 3      $--         $ --          $(6)        $(3)
Equity and index
  contracts..............    --       --           94           --          94
Embedded derivative
  financial instruments..    (1)      74          (75)          --          (2)
Foreign currency
  contracts..............    (2)      --           --           --          (2)
Credit default contracts.    14       --           --           --          14
Other contracts..........    --       --           (3)          --          (3)
                            ---      ---         ----          ---         ---
   Total.................   $14      $74         $ 16          $(6)        $98
                            ===      ===         ====          ===         ===

                                                        2012
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(1)      $--      $--         $ --         $ (1)
                                  ---       ---      ---         ----         ----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --         2       --           --            2
  Equity and index contracts..     --        --       --           56           56
  Embedded derivative
   financial instruments......     --        20       36          134          190
  Foreign currency contracts..     --        (2)      --           --           (2)
  Credit default contracts....     --        15       --           --           15
  Other contracts.............     --        --       --            3            3
                                  ---       ---      ---         ----         ----
   Subtotal...................     --        35       36          193          264
                                  ---       ---      ---         ----         ----
   Total......................    $(1)      $35      $36         $193         $263
                                  ===       ===      ===         ====         ====

                                                        2011
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(2)     $  (8)    $ --        $ (5)        $ (15)
  Foreign currency and
   interest rate contracts....     --         --       --         (32)          (32)
                                  ---      -----     ----        ----         -----
   Subtotal...................     (2)        (8)      --         (37)          (47)
                                  ---      -----     ----        ----         -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --       (151)      --          --          (151)
  Equity and index contracts..     --         --       --          (2)           (2)
  Embedded derivative
   financial instruments......     --        (45)     (32)        (38)         (115)
  Credit default contracts....     --          2       --          --             2
  Other contracts.............     --         --       --           7             7
                                  ---      -----     ----        ----         -----
   Subtotal...................     --       (194)     (32)        (33)         (259)
                                  ---      -----     ----        ----         -----
   Total......................    $(2)     $(202)    $(32)       $(70)        $(306)
                                  ===      =====     ====        ====         =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                  Gain (loss) on
                                    derivatives     Gain (loss) on hedged risk
 ($ in millions)                ------------------  -------------------------
                                           Foreign
                                          currency
                                              &
 Location of gain or (loss)     Interest  interest
 recognized in net income on      rate      rate    Contractholder
 derivatives                    contracts contracts     funds      Investments
 ---------------------------    --------- --------- -------------- -----------
 2012
 Net investment income.........    $ 3      $ --         $--          $ (3)
                                   ---      ----         ---          ----
    Total......................    $ 3      $ --         $--          $ (3)
                                   ===      ====         ===          ====
 2011
 Interest credited to
   contractholder funds........    $(7)     $(34)        $41          $ --
 Net investment income.........     26        --          --           (26)
 Realized capital gains and
   losses......................     (8)       --          --            --
                                   ---      ----         ---          ----
    Total......................    $11      $(34)        $41          $(26)
                                   ===      ====         ===          ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, counterparties pledged $8 million in cash and securities to the Company, and the Company pledged $23 million in securities to counterparties which includes $14 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $9 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                     2013                                  2012
($ in millions)      ------------------------------------- -------------------------------------
                      Number                    Exposure,   Number                    Exposure,
                        of    Notional  Credit    net of      of    Notional  Credit    net of
                     counter-  amount  exposure collateral counter-  amount  exposure collateral
Rating/ (1)/         parties   /(2)/    /(2)/     /(2)/    parties   /(2)/    /(2)/     /(2)/
------------         -------- -------- -------- ---------- -------- -------- -------- ----------
A+..................    1      $   22    $ 1       $ 1         1     $   19    $--       $--
A...................    4       1,523      2        --         3      2,252     12        --
A-..................    1          24      1        --         2        311      1         1
BBB+................    1           3     --        --         1      3,617     11        --
BBB.................    1          76      1        --        --         --     --        --
                        -      ------    ---       ---        --     ------    ---       ---
Total...............    8      $1,648    $ 5       $ 1         7     $6,199    $24       $ 1
                        =      ======    ===       ===        ==     ======    ===       ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                 2013  2012
    ($ in millions)                                              ----  ----
    Gross liability fair value of contracts containing
      credit-risk-contingent features........................... $ 25  $ 62
    Gross asset fair value of contracts containing
      credit-risk-contingent features and subject to MNAs.......   (9)  (28)
    Collateral posted under MNAs for contracts containing
      credit-risk-contingent features...........................  (14)  (25)
                                                                 ----  ----
    Maximum amount of additional exposure for contracts with
      credit-risk-contingent features if all features were
      triggered concurrently.................................... $  2  $  9
                                                                 ====  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                     Notional amount
   ($ in millions)                           ------------------------------
                                                            BB
                                                            and        Fair
                                             AA   A   BBB  lower Total value
                                             --- ---- ---- ----- ----- -----
   December 31, 2013
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (15)
   Index
      Investment grade corporate debt /(1)/.   1   20   55    4    80     2
                                             --- ---- ----  ---  ----  ----
   Total.................................... $ 1 $125 $ 55  $ 4  $185  $(13)
                                             === ==== ====  ===  ====  ====
   December 31, 2012
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
          Municipal.........................  25   --   --   --    25    (3)
                                             --- ---- ----  ---  ----  ----
          Subtotal..........................  25    5   --   --    30    (3)
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (26)
   Index
      Investment grade corporate debt /(1)/.   1   26   68    5   100    --
                                             --- ---- ----  ---  ----  ----
   Total.................................... $26 $131 $ 68  $ 5  $230  $(29)
                                             === ==== ====  ===  ====  ====
--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                                  2013  2012
    ($ in millions)                                              ------ ----
    Commitments to invest in limited partnership interests...... $1,366 $947
    Commitments to extend mortgage loans........................      1   67
    Private placement commitments...............................      5    6
    Other loan commitments......................................     26    7

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is zero as of December 31, 2013, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                 2013    2012
($ in millions)                                                 ------- -------
Immediate fixed annuities:
   Structured settlement annuities............................. $ 6,645 $ 7,274
   Other immediate fixed annuities.............................   2,279   2,382
Traditional life insurance.....................................   2,329   2,899
Accident and health insurance..................................     236   1,448
Other..........................................................     100     114
                                                                ------- -------
       Total reserve for life-contingent contract benefits..... $11,589 $14,117
                                                                ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

               Product                      Mortality             Interest rate            Estimation method
               -------                 -------------------  ------------------------- ----------------------------

Structured settlement annuities        U.S. population      Interest rate assumptions Present value of
                                       with projected       range from 0% to 9.0%     contractually specified
                                       calendar year                                  future benefits
                                       improvements;
                                       mortality rates
                                       adjusted for each
                                       impaired life based
                                       on reduction in
                                       life expectancy

Other immediate fixed annuities        1983 group annuity   Interest rate assumptions Present value of expected
                                       mortality table      range from 0% to 11.5%    future benefits based on
                                       with internal                                  historical experience
                                       modifications; 1983
                                       individual annuity
                                       mortality table;
                                       Annuity 2000
                                       mortality table
                                       with internal
                                       modifications;
                                       Annuity 2000
                                       mortality table;
                                       1983 individual
                                       annuity mortality
                                       table with internal
                                       modifications

Traditional life insurance             Actual company       Interest rate assumptions Net level premium reserve
                                       experience plus      range from 2.5% to 11.3%  method using the
                                       loading                                        Company's withdrawal
                                                                                      experience rates; includes
                                                                                      reserves for unpaid claims

Accident and health insurance          Actual company       Interest rate assumptions Unearned premium;
                                       experience plus      range from 3.0% to 6.0%   additional contract reserves
                                       loading                                        for mortality risk and
                                                                                      unpaid claims

Other:                                 Annuity 2000         Interest rate assumptions Projected benefit ratio
Variable annuity guaranteed minimum    mortality table      range from 4.0% to 5.8%   applied to cumulative
  death benefits/ (1)/                 with internal                                  assessments
                                       modifications

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                                2013    2012
  ($ in millions)                                              ------- -------
  Interest-sensitive life insurance........................... $ 7,104 $10,356
  Investment contracts:
     Fixed annuities..........................................  16,172  25,851
     Funding agreements backing medium-term notes.............      89   1,867
     Other investment contracts...............................     239     560
                                                               ------- -------
         Total contractholder funds........................... $23,604 $38,634
                                                               ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

       Product                     Interest rate                     Withdrawal/surrender charges
       -------         -------------------------------------  ------------------------------------------

Interest-sensitive     Interest rates credited range from 0%  Either a percentage of account balance
  life insurance       to 10.0% for equity-indexed life       or dollar amount grading off generally
                       (whose returns are indexed to the S&P  over 20 years
                       500) and 1.0% to 6.0% for all other
                       products

Fixed annuities        Interest rates credited range from 0%  Either a declining or a level percentage
                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 25.8% of
                       annuities (whose returns are indexed   fixed annuities are subject to market
                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                       all other products                     withdrawals

Funding agreements     Interest rates credited range from     Not applicable
  backing              1.8% to 5.4%
medium-term notes

Other investment       Interest rates used in establishing    Withdrawal and surrender charges are
  contracts:           reserves range from 1.7% to 10.3%      based on the terms of the related
  Guaranteed                                                  interest-sensitive life insurance or fixed
   minimum income,                                            annuity contract
   accumulation and
   withdrawal
   benefits on
   variable/ (1)/ and
   fixed annuities
   and secondary
   guarantees on
   interest-
   sensitive life
   insurance and
   fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                               2013      2012     2011
($ in millions)                                              --------  -------  -------
Balance, beginning of year.................................. $ 38,634  $41,669  $46,458
Deposits....................................................    2,338    2,180    1,869
Interest credited...........................................    1,268    1,296    1,592
Benefits....................................................   (1,521)  (1,454)  (1,454)
Surrenders and partial withdrawals..........................   (3,279)  (3,969)  (4,908)
Maturities of and interest payments on institutional
  products..................................................   (1,799)    (138)    (867)
Contract charges............................................   (1,032)    (995)    (962)
Net transfers from separate accounts........................       12       11       12
Fair value hedge adjustments for institutional products.....       --       --      (34)
Other adjustments...........................................      (72)      34      (37)
Classified as held for sale.................................  (10,945)      --       --
                                                             --------  -------  -------
Balance, end of year........................................ $ 23,604  $38,634  $41,669
                                                             ========  =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.20 billion and $5.23 billion of equity, fixed income and balanced mutual funds and $748 million and $721 million of money market mutual funds as of December 31, 2013 and 2012, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                December 31,
($ in millions)                                              -------------------
                                                               2013      2012
                                                             --------- ---------
In the event of death
   Separate account value................................... $   5,951 $   5,947
   Net amount at risk /(1)/................................. $     636 $   1,044
   Average attained age of contractholders..................  68 years  67 years
At annuitization (includes income benefit guarantees)
   Separate account value................................... $   1,463 $   1,416
   Net amount at risk /(2)/................................. $     252 $     418
   Weighted average waiting period until annuitization
     options available......................................      None      None
For cumulative periodic withdrawals
   Separate account value................................... $     488 $     532
   Net amount at risk /(3)/................................. $       9 $      16
Accumulation at specified dates
   Separate account value................................... $     732 $     811
   Net amount at risk /(4)/................................. $      27 $      50
   Weighted average waiting period until guarantee date.....   5 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

 ($ in millions)                      Liability
                                         for
                                      guarantees
                                      related to
                                        death               Liability for
                                       benefits  Liability   guarantees
                                         and        for      related to
                                      interest-  guarantees accumulation
                                      sensitive  related to      and
                                         life      income    withdrawal
                                       products   benefits    benefits    Total
                                      ---------- ---------- ------------- -----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
    Less reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Net balance as of December 31, 2012.     196         15           4       215
 Incurred guarantee benefits.........      83         (1)          5        87
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      81         (1)          5        85
 Net balance as of December 31, 2013.     277         14           9       300
    Plus reinsurance recoverables....     100         99          56       255
                                         ----       ----        ----      ----
 Balance, December 31, 2013 /(2)/....    $377       $113        $ 65      $555
                                         ====       ====        ====      ====
 Balance, December 31, 2011 /(3)/....    $289       $191        $164      $644
    Less reinsurance recoverables....     116        175         162       453
                                         ----       ----        ----      ----
 Net balance as of December 31, 2011.     173         16           2       191
 Incurred guarantee benefits.........      25         (1)          2        26
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      23         (1)          2        24
 Net balance as of December 31, 2012.     196         15           4       215
    Plus reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
                                         ====       ====        ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.
/(2)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(3)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

                Period                            Retention limits
                ------                  -------------------------------------
 April 2011 through current             Single life: $5 million per life, $3
                                        million age 70 and over, and $10
                                        million for contracts that meet
                                        specific criteria Joint life: $8
                                        million per life, and $10 million for
                                        contracts that meet specific criteria

 July 2007 through March 2011           $5 million per life, $3 million age
                                        70 and over, and $10 million for
                                        contracts that meet specific criteria

 September 1998 through June 2007       $2 million per life, in 2006 the
                                        limit was increased to $5 million for
                                        instances when specific criteria were
                                        met

 August 1998 and prior                  Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.69 billion as of December 31, 2013 and 2012, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In addition, as of December 31, 2013 and 2012 the Company had reinsurance recoverables of $156 million and $160 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2013, the gross life insurance in force was $540.16 billion of which $195.41 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                         2013    2012    2011
 ($ in millions)                                        ------  ------  ------
 Direct................................................ $2,093  $2,121  $2,229
 Assumed
    Affiliate..........................................    124     115     113
    Non-affiliate......................................     68      40      20
 Ceded-non-affiliate...................................   (618)   (654)   (730)
                                                        ------  ------  ------
        Premiums and contract charges, net of
          reinsurance.................................. $1,667  $1,622  $1,632
                                                        ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                      2013    2012    2011
   ($ in millions)                                   ------  ------  ------
   Direct........................................... $1,805  $2,051  $2,036
   Assumed
      Affiliate.....................................     82      80      78
      Non-affiliate.................................     50      34      19
   Ceded-non-affiliate..............................   (331)   (644)   (631)
                                                     ------  ------  ------
          Contract benefits, net of reinsurance..... $1,606  $1,521  $1,502
                                                     ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                      2013    2012    2011
    ($ in millions)                                  ------  ------  ------
    Direct.......................................... $1,240  $1,288  $1,614
    Assumed
       Affiliate....................................      9      10      10
       Non-affiliate................................     29      19      11
    Ceded-non-affiliate.............................    (27)    (28)    (27)
                                                     ------  ------  ------
           Interest credited to contractholder
             funds, net of reinsurance.............. $1,251  $1,289  $1,608
                                                     ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2013   2012
                    ($ in millions)           ------ ------
                    Annuities................ $1,648 $1,831
                    Life insurance...........  1,025  1,606
                    Long-term care insurance.     78  1,049
                    Other....................      3     84
                                              ------ ------
                       Total................. $2,754 $4,570
                                              ====== ======

   As of December 31, 2013 and 2012, approximately 92% and 95%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2013    2012    2011
         ($ in millions)                        ------  ------  ------
         Balance, beginning of year............ $1,834  $2,165  $2,526
         Acquisition costs deferred............    254     262     241
         Amortization charged to income........   (240)   (324)   (430)
         Effect of unrealized gains and losses.    226    (269)   (172)
         Classified as held for sale...........   (743)     --      --
                                                ------  ------  ------
         Balance, end of year.................. $1,331  $1,834  $2,165
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2013  2012  2011
            ($ in millions)                        ----  ----  ----
            Balance, beginning of year............ $ 41  $ 41  $ 86
            Sales inducements deferred............   24    22     7
            Amortization charged to income........   (7)  (14)  (23)
            Effect of unrealized gains and losses.   12    (8)  (29)
            Classified as held for sale...........  (28)   --    --
                                                   ----  ----  ----
            Balance, end of year.................. $ 42  $ 41  $ 41
                                                   ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, the liability balance included in other liabilities and accrued expenses was $27 million and $40 million, respectively. The related premium tax offsets included in other assets were $31 million and $32 million as of December 31, 2013 and 2012, respectively.

Guarantees

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2013. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2013     2012
    ($ in millions)                                        -------  -------
    Deferred assets
    Sale of subsidiary.................................... $   196  $    27
    Difference in tax bases of investments................      44       53
    Other assets..........................................       6        1
                                                           -------  -------
       Total deferred assets..............................     246       81
    Deferred liabilities
    Unrealized net capital gains..........................    (501)    (883)
    DAC...................................................    (470)    (444)
    Life and annuity reserves.............................    (273)    (193)
    Other liabilities.....................................     (94)     (85)
                                                           -------  -------
       Total deferred liabilities.........................  (1,338)  (1,605)
           Net deferred liability before
             classification as held for sale..............  (1,092)  (1,524)
           Deferred taxes classified as held for sale.....    (151)      --
                                                           -------  -------
           Net deferred liability......................... $  (941) $(1,524)
                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2013  2012  2011
                   ($ in millions)           ----  ----  ----
                   Current.................. $ 71  $(82) $ 29
                   Deferred.................  (52)  261   196
                                             ----  ----  ----
                   Total income tax expense. $ 19  $179  $225
                                             ====  ====  ====

   The Company received refunds of $11 million and $58 million in 2013 and 2012, respectively, and paid income taxes of $72 million in 2011. The Company had current income tax payable of $5 million as of December 31, 2013 and current income tax receivable of $77 million as of December 31, 2012.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2013    2012   2011
                                                        ------   -----  -----
 Statutory federal income tax rate - (benefit) expense.  (35.0)% 35.0 % 35.0 %
 Tax credits........................................... (181.8)   (3.8)  (1.4)
 Dividends received deduction..........................  (46.1)   (1.4)  (1.2)
 Adjustments to prior year tax liabilities.............  (14.1)   (0.3)  (0.2)
 Sale of subsidiary....................................  351.3      --     --
 State income taxes....................................   15.3      --    0.3
 Non-deductible expenses...............................    6.8     0.1     --
 Other.................................................    0.1      --     --
                                                        ------   -----  -----
    Effective income tax rate - expense................  96.5 %  29.6 % 32.5 %
                                                        ======   =====  =====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2013 and 2012 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $27 million, $48 million and $97 million of interest on debt in 2013, 2012 and 2011, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $447 million, $382 million and $(83) million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.88 billion and $3.38 billion as of December 31, 2013 and 2012, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2014 is $258 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled a deficit position of $504 million as of December 31, 2013. Therefore, ALIC is not able to pay dividends without prior IL DOI approval as of December 31, 2013. ALIC will be able to pay dividends without prior IL DOI approval when its unassigned surplus excluding unrealized appreciation from investments becomes positive.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's

"authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.88 billion and $554 million, respectively, as of December 31, 2013. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $51 million, $36 million and $22 million in 2013, 2012 and 2011, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $6 million and $5 million in 2013, 2012 and 2011, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                               2013                  2012                  2011
($ in millions)        --------------------  --------------------  --------------------
                         Pre-         After-  Pre-          After-  Pre-          After-
                         tax     Tax   tax    tax     Tax    tax    tax     Tax    tax
                       -------  ----  ------ ------  -----  ------ ------  -----  ------
Unrealized net
  holding gains
  and losses
  arising during
  the period, net
  of related offsets.. $(1,047) $367  $(680) $1,180  $(414)  $766  $1,001  $(350)  $651
Less:
  reclassification
  adjustment of
  realized capital
  gains and losses....      42   (15)    27     (84)    29    (55)    579   (203)   376
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Unrealized net
  capital gains and
  losses..............  (1,089)  382   (707)  1,264   (443)   821     422   (147)   275
Unrealized foreign
  currency translation
  adjustments.........       3    (1)     2      --     --     --      (2)     1     (1)
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Other comprehensive
  (loss) income....... $(1,086) $381  $(705) $1,264  $(443)  $821  $  420  $(146)  $274
                       =======  ====  =====  ======  =====   ====  ======  =====   ====

18. Quarterly Results (unaudited)

                   First Quarter Second Quarter Third Quarter Fourth Quarter
($ in millions)    ------------- -------------  ------------  -------------
                    2013   2012   2013    2012   2013    2012  2013    2012
                   ------ ------ ------  ------ ------   ---- ------  ------
Revenues.......... $1,049 $1,052 $1,087  $1,065 $1,016   $970 $1,076  $1,116
Net income (loss).    109     83    150      98   (394)   103     97     142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 5, 2014

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013

                                                                 Amount at
                                               Cost/            which shown
                                             amortized  Fair      in the
                                               cost     value  Balance Sheet
($ in millions)                              --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:...................................
       United States government,
         government agencies and
         authorities........................  $   678  $   766    $   766
       States, municipalities and
         political subdivisions.............    3,135    3,304      3,304
       Foreign governments..................      715      792        792
       Public utilities.....................    4,810    5,143      5,143
       Convertibles and bonds with
         warrants attached..................      139      106        106
       All other corporate bonds............   15,448   16,067     16,067
   Asset-backed securities..................    1,011    1,007      1,007
   Residential mortgage-backed
     securities.............................      752      790        790
   Commercial mortgage-backed securities....      724      764        764
   Redeemable preferred stocks..............       15       17         17
                                              -------  -------    -------
       Total fixed maturities...............   27,427  $28,756     28,756
                                                       =======
Equity securities:
   Common stocks:...........................
       Public utilities.....................       34  $    34         34
       Banks, trusts and insurance
         companies..........................       19       20         20
       Industrial, miscellaneous and
         all other..........................      511      595        595
   Nonredeemable preferred stocks...........        1        1          1
                                              -------  -------    -------
       Total equity securities..............      565  $   650        650
                                                       =======
Mortgage loans on real estate...............    4,173  $ 4,300      4,173
                                                       =======
Real estate (includes $19 acquired in
  satisfaction of debt).....................       46                  46
Policy loans................................      623                 623
Derivative instruments......................      265  $   266        266
                                                       =======
Limited partnership interests...............    2,064               2,064
Other long-term investments.................      776                 776
Short-term investments......................      590  $   590        590
                                              -------  -------    -------
       Total investments....................  $36,529             $37,944
                                              =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                        Ceded to                      Percentage
                                          other    Assumed            of amount
                                Gross   companies from other   Net     assumed
                                amount    /(1)/   companies   amount    to net
($ in millions)                -------- --------- ---------- -------- ----------
Year ended December 31, 2013
Life insurance in force....... $512,105 $195,414   $28,060   $344,751     8.1%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,969 $    532   $   125   $  1,562     8.0%
   Accident and health
     insurance................      124       86        67        105    63.8%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,093 $    618   $   192   $  1,667    11.5%
                               ======== ========   =======   ========
Year ended December 31, 2012
Life insurance in force....... $505,436 $208,967   $28,211   $324,680     8.7%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,978 $    550   $    95   $  1,523     6.2%
   Accident and health
     insurance................      143      104        60         99    60.6%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,121 $    654   $   155   $  1,622     9.6%
                               ======== ========   =======   ========
Year ended December 31, 2011
Life insurance in force....... $504,176 $221,372   $22,108   $304,912     7.3%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  2,072 $    610   $    72   $  1,534     4.7%
   Accident and health
     insurance................      157      120        61         98    62.2%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,229 $    730   $   133   $  1,632     8.1%
                               ======== ========   =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2013, 2012 or 2011.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                             Additions
($ in millions)                          ------------------
                                Balance  Charged                       Balance
                                 as of   to costs                       as of
                               beginning   and      Other              end of
Description                    of period expenses additions Deductions period
-----------                    --------- -------- --------- ---------- -------
Year ended December 31, 2013
Allowance for estimated
  losses on mortgage loans....    $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated
  losses on mortgage loans....    $63      $ (5)     $--       $16       $42
Year ended December 31, 2011
Allowance for estimated
  losses on mortgage loans....    $84      $ 33      $--       $54       $63

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to
        Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-111553)

(3)(c) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on
        September 1, 2011. Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Michael S. Downing                      Director and Senior Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

Harry R. Miller                         Director, Senior Vice President and
                                        Chief Risk Officer

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Tracy M. Kirchoff                       Chief Compliance Officer

Errol Cramer                            Vice President and Appointed Actuary

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

Steven M. Miller                        Vice President

P. John Rugel                           Vice President

Elliot A. Stultz                        Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

Lisette S. Willemsen                    Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 20, 2014 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 28, 2014, there were 1,384 Qualified Contract Owners and 1,823 Non-Qualified Contract Owners.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and Allstate Distributors, LLC ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------

 Wilford J. Kavanaugh                    Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Angela K. Fontana                       Manager and Assistant Secretary

 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer

 Marian Goll                             Vice President and Treasurer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Manager and Vice President

 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer

 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer

 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary

 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of Allstate Distributors, LLC

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, Allstate Distributors, LLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2014.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2014.


*/DON CIVGIN            Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
Don Civgin

*/THOMAS J. WILSON      Director and Chairman of the Board
-----------------------
Thomas J. Wilson

*/MICHAEL S. DOWNING    Director and Senior Vice President
-----------------------
Michael S. Downing

/s/ ANGELA K. FONTANA   Director, Vice President, General Counsel and
----------------------- Secretary
Angela K. Fontana

*/JUDITH P. GREFFIN     Director, Executive Vice President and Chief
----------------------- Investment Officer
Judith P. Greffin

*/WILFORD J. KAVANAUGH  Director and Senior Vice President
-----------------------
Wilford J. Kavanaugh

*/JESSE E. MERTEN       Director, Senior Vice President and Chief Financial
----------------------- Officer (Principal Financial Officer)
Jesse E. Merten

*/HARRY R. MILLER       Director, Senior Vice President and Chief Risk Officer
-----------------------
Harry R. Miller

*/SAMUEL H. PILCH       Director, Senior Group Vice President and Controller
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI      Director
-----------------------
John C. Pintozzi

*/STEVEN E. SHEBIK      Director
-----------------------
Steven E. Shebik

*/MATTHEW E. WINTER     Director
-----------------------
Matthew E. Winter

*/ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT INDEX


Exhibit Description
------- ----------------------------------------------------------------------

   10   Consent of Independent Registered Public Accounting Firm.

  (99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.